UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3010

Fidelity Advisor Series VII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2005

Item 1. Reports to Stockholders

(fidelity_logo) (Registered_Trademark)

Fidelity Advisor

Focus Funds®

Class A, Class T, Class B and Class C

Biotechnology

Consumer Industries

Cyclical Industries

Developing Communications

Electronics

Financial Services

Health Care

Natural Resources

Technology

Telecommunications &
Utilities Growth

Semiannual Report

January 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Biotechnology	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Consumer Industries	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Cyclical Industries	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Developing Communications	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Electronics	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Financial Services	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Health Care	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Natural Resources	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Technology	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Telecommunications & Utilities Growth	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Advisor Biotechnology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period* August 1, 2004 to January 31, 2005
Class A
Actual	$ 1,000.00	$ 1,036.70	$ 7.70 **
Hypothetical A	$ 1,000.00	$ 1,017.64	$ 7.63 **
Class T
Actual	$ 1,000.00	$ 1,033.60	$ 8.97 **
Hypothetical A	$ 1,000.00	$ 1,016.38	$ 8.89 **
Class B
Actual	$ 1,000.00	$ 1,030.80	$ 11.52 **
Hypothetical A	$ 1,000.00	$ 1,013.86	$ 11.42 **
Class C
Actual	$ 1,000.00	$ 1,030.80	$ 11.52 **
Hypothetical A	$ 1,000.00	$ 1,013.86	$ 11.42 **
Institutional Class
Actual	$ 1,000.00	$ 1,036.30	$ 6.01 **
Hypothetical A	$ 1,000.00	$ 1,019.31	$ 5.96 **

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.50% **
Class T	1.75% **
Class B	2.25% **
Class C	2.25% **
Institutional Class	1.17% **

Biotechnology

** If fees effective January 1, 2005 and changes to voluntary expense limitations effective February 1, 2005 had been in effect during the period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.40%
Actual		$ 7.19
HypotheticalA		$ 7.12
Class T	1.65%
Actual		$ 8.46
HypotheticalA		$ 8.39
Class B	2.15%
Actual		$ 11.01
HypotheticalA		$ 10.92
Class C	2.15%
Actual		$ 11.01
HypotheticalA		$ 10.92
Institutional Class	1.15%
Actual		$ 5.90
HypotheticalA		$ 5.85

A 5% return per year before expenses

Semiannual Report

Advisor Biotechnology Fund

Investment Summary

Top Ten Stocks as of January 31, 2005
% of fund's net assets
Biogen Idec, Inc.	11.0
Genentech, Inc.	9.2
Celgene Corp.	7.0
Elan Corp. PLC sponsored ADR	6.0
MedImmune, Inc.	5.5
Cephalon, Inc.	5.2
Sepracor, Inc.	4.8
Genzyme Corp. - General Division	4.7
ImClone Systems, Inc.	4.2
Gilead Sciences, Inc.	4.0
61.6
Top Industries as of January 31, 2005
% of fund's net assets
Biotechnology	83.5%
Pharmaceuticals	16.0%
Health Care Equipment & Supplies	0.2%
All Others *	0.3%

* Includes short-term investments and net other assets.

Biotechnology

Advisor Biotechnology Fund

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 83.5%
Actelion Ltd. (Reg.) (a)	13,611	$ 1,291,325
Affymetrix, Inc. (a)	41,300	1,699,908
Alkermes, Inc. (a)	71,240	902,611
Amgen, Inc. (a)	24,910	1,550,398
Amylin Pharmaceuticals, Inc. (a)	7,600	170,316
Biogen Idec, Inc. (a)	89,734	5,829,120
Celgene Corp. (a)	136,540	3,733,004
Cephalon, Inc. (a)	56,199	2,764,991
Curis, Inc. (a)	40,700	174,603
Dendreon Corp. (a)	38,800	263,840
Dyax Corp. (a)	4,200	23,772
Enzon Pharmaceuticals, Inc. (a)	25,200	325,080
Genentech, Inc. (a)	102,600	4,895,046
Genta, Inc. (a)	13,700	21,372
Genzyme Corp. - General Division (a)	42,620	2,480,910
Gilead Sciences, Inc. (a)	64,000	2,118,400
Harvard Bioscience, Inc. (a)	300	1,248
ICOS Corp. (a)	26,500	663,295
ImClone Systems, Inc. (a)	52,764	2,213,450
ImmunoGen, Inc. (a)	60,100	418,897
Immunomedics, Inc. (a)	8,600	30,444
Invitrogen Corp. (a)	30,550	2,099,091
Ligand Pharmaceuticals, Inc. Class B (a)	45,400	472,614
Medarex, Inc. (a)	27,590	262,381
MedImmune, Inc. (a)	123,100	2,911,931
Millennium Pharmaceuticals, Inc. (a)	206,771	1,904,361
Neurocrine Biosciences, Inc. (a)	19,300	882,975
NPS Pharmaceuticals, Inc. (a)	12,700	209,550
Oscient Pharmaceuticals Corp. (a)	2,600	8,632
OSI Pharmaceuticals, Inc. (a)	3,500	227,850
Pharmion Corp. (a)	16,004	580,305
Protein Design Labs, Inc. (a)	46,400	935,888
Regeneron Pharmaceuticals, Inc. (a)	23,622	170,078
Seattle Genetics, Inc. (a)	24,600	145,632
Serologicals Corp. (a)	25,000	591,000
Tanox, Inc. (a)	10,700	127,009
Techne Corp. (a)	18,310	638,470
Telik, Inc. (a)	7,300	138,846
Transkaryotic Therapies, Inc. (a)	12,440	298,311
ViaCell, Inc.	500	5,490
XOMA Ltd. (a)	49,300	97,121
TOTAL BIOTECHNOLOGY		44,279,565
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Cholestech Corp. (a)	3,800	47,728
Cyberonics, Inc. (a)	1,300	32,721
Epix Pharmaceuticals, Inc. (a)	3,100	29,915
IntraLase Corp.	300	6,900
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		117,264

	Shares	Value (Note 1)
PHARMACEUTICALS - 16.0%
Cypress Bioscience, Inc. (a)	2,600	$ 35,503
Elan Corp. PLC sponsored ADR (a)	118,700	3,196,591
Guilford Pharmaceuticals, Inc. (a)	28,300	137,397
Medicines Co. (a)	16,900	464,919
Merck KGaA	15,926	1,056,164
MGI Pharma, Inc. (a)	40,800	925,752
Sepracor, Inc. (a)	44,896	2,567,153
SkyePharma PLC (a)	80,613	97,928
TOTAL PHARMACEUTICALS		8,481,407
TOTAL COMMON STOCKS (Cost $50,343,248)		52,878,236
Money Market Funds - 0.7%

Fidelity Cash Central Fund, 2.31% (b) (Cost $369,125)	369,125	369,125
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $50,712,373)		53,247,361
NET OTHER ASSETS - (0.4)%		(221,155)
NET ASSETS - 100%		$ 53,026,206
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.4%
Ireland	6.0%
Switzerland	2.4%
Germany	2.0%
Others (individually less than 1%)	0.2%
100.0%
Income Tax Information
At July 31, 2004, the fund had a capital loss carryforward of approximately $12,284,743 all of which will expire on July 31, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2005 (Unaudited)
Assets
Investment in securities, at value (cost $50,712,373) - See accompanying schedule		$ 53,247,361
Receivable for investments sold		268,946
Receivable for fund shares sold		54,387
Interest receivable		2,576
Prepaid expenses		202
Receivable from investment adviser for expense reductions		3,762
Other affiliated receivables		33
Other receivables		668
Total assets		53,577,935
Liabilities
Payable for investments purchased	$ 217,933
Payable for fund shares redeemed	226,616
Accrued management fee	25,931
Distribution fees payable	32,246
Other affiliated payables	26,005
Other payables and accrued expenses	22,998
Total liabilities		551,729
Net Assets		$ 53,026,206
Net Assets consist of:
Paid in capital		$ 61,488,079
Accumulated net investment loss		(527,268)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(10,469,593)
Net unrealized appreciation (depreciation) on investments		2,534,988
Net Assets		$ 53,026,206
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,189,643 ÷ 1,639,140 shares)		$ 6.22
Maximum offering price per share (100/94.25 of $6.22)		$ 6.60
Class T: Net Asset Value and redemption price per share ($13,048,132 ÷ 2,121,521 shares)		$ 6.15
Maximum offering price per share (100/96.50 of $6.15)		$ 6.37
Class B: Net Asset Value and offering price per share ($16,332,385 ÷ 2,712,505 shares) A		$ 6.02
Class C: Net Asset Value and offering price per share ($12,381,729 ÷ 2,055,988 shares) A		$ 6.02
Institutional Class: Net Asset Value, offering price and redemption price per share ($1,074,317 ÷ 171,049 shares)		$ 6.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2005 (Unaudited)
Investment Income
Interest		$ 4,375
Security lending		4,687
Total income		9,062

Expenses
Management fee	$ 156,960
Transfer agent fees	150,217
Distribution fees	195,583
Accounting and security lending fees	16,694
Non-interested trustees' compensation	162
Custodian fees and expenses	3,888
Registration fees	45,009
Audit	21,357
Legal	64
Miscellaneous	253
Total expenses before reductions	590,187
Expense reductions	(53,857)	536,330
Net investment income (loss)		(527,268)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,376,645
Foreign currency transactions	128
Total net realized gain (loss)		2,376,773
Change in net unrealized appreciation (depreciation) on investment securities		(103,473)
Net gain (loss)		2,273,300
Net increase (decrease) in net assets resulting from operations		$ 1,746,032

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Statement of Changes in Net Assets

	Six months ended January 31, 2005 (Unaudited)	Year ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (527,268)	$ (954,269)
Net realized gain (loss)	2,376,773	2,867,187
Change in net unrealized appreciation (depreciation)	(103,473)	(2,278,403)
Net increase (decrease) in net assets resulting from operations	1,746,032	(365,485)
Share transactions - net increase (decrease)	(3,466,505)	10,289,718
Redemption fees	3,688	18,272
Total increase (decrease) in net assets	(1,716,785)	9,942,505

Net Assets
Beginning of period	54,742,991	44,800,486
End of period (including accumulated net investment loss of $527,268 and 0, respectively)	$ 53,026,206	$ 54,742,991

Financial Highlights - Class A

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.00	$ 5.94	$ 4.39	$ 7.09	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.09)	(.05)	(.07)	(.04)
Net realized and unrealized gain (loss)	.27	.15	1.60	(2.64)	(2.88)
Total from investment operations	.22	.06	1.55	(2.71)	(2.92)
Redemption fees added to paid in capital E	- H	- H	- H	.01	.01
Net asset value, end of period	$ 6.22	$ 6.00	$ 5.94	$ 4.39	$ 7.09
Total Return B, C, D	3.67%	1.01%	35.31%	(38.08)%	(29.10)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.66% A	1.68%	2.04%	1.99%	3.07% A
Expenses net of voluntary waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.50% A	1.48%	1.47%	1.46%	1.49% A
Net investment income (loss)	(1.46)% A	(1.38)%	(1.11)%	(1.19)%	(.94)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,190	$ 10,197	$ 7,718	$ 4,657	$ 4,232
Portfolio turnover rate	22% A	50%	71%	113%	64% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period December 27, 2000 (commencement of operations) to July 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.95	$ 5.90	$ 4.37	$ 7.07	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.10)	(.06)	(.09)	(.05)
Net realized and unrealized gain (loss)	.25	.15	1.59	(2.62)	(2.89)
Total from investment operations	.20	.05	1.53	(2.71)	(2.94)
Redemption fees added to paid in capital E	- H	- H	- H	.01	.01
Net asset value, end of period	$ 6.15	$ 5.95	$ 5.90	$ 4.37	$ 7.07
Total Return B, C, D	3.36%	.85%	35.01%	(38.19)%	(29.30)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.11% A	2.10%	2.39%	2.27%	3.29% A
Expenses net of voluntary waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.75% A	1.73%	1.72%	1.72%	1.74% A
Net investment income (loss)	(1.71)% A	(1.63)%	(1.36)%	(1.45)%	(1.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,048	$ 13,367	$ 10,281	$ 6,861	$ 7,721
Portfolio turnover rate	22% A	50%	71%	113%	64% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period December 27, 2000 (commencement of operations) to July 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.84	$ 5.82	$ 4.33	$ 7.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.13)	(.09)	(.12)	(.07)
Net realized and unrealized gain (loss)	.25	.15	1.58	(2.61)	(2.89)
Total from investment operations	.18	.02	1.49	(2.73)	(2.96)
Redemption fees added to paid in capital E	- H	- H	- H	.01	.01
Net asset value, end of period	$ 6.02	$ 5.84	$ 5.82	$ 4.33	$ 7.05
Total Return B, C, D	3.08%	.34%	34.41%	(38.58)%	(29.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.46% A	2.46%	2.78%	2.74%	3.83% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.25% A	2.22%	2.22%	2.22%	2.24% A
Net investment income (loss)	(2.21)% A	(2.12)%	(1.86)%	(1.95)%	(1.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,332	$ 16,819	$ 15,154	$ 10,218	$ 8,875
Portfolio turnover rate	22% A	50%	71%	113%	64% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period December 27, 2000 (commencement of operations) to July 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Financial Highlights - Class C

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.84	$ 5.82	$ 4.33	$ 7.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.13)	(.09)	(.12)	(.07)
Net realized and unrealized gain (loss)	.25	.15	1.58	(2.61)	(2.89)
Total from investment operations	.18	.02	1.49	(2.73)	(2.96)
Redemption fees added to paid in capital E	- H	- H	- H	.01	.01
Net asset value, end of period	$ 6.02	$ 5.84	$ 5.82	$ 4.33	$ 7.05
Total Return B, C, D	3.08%	.34%	34.41%	(38.58)%	(29.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.29% A	2.31%	2.58%	2.57%	3.73% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.25% A	2.23%	2.22%	2.22%	2.24% A
Net investment income (loss)	(2.22)% A	(2.13)%	(1.86)%	(1.95)%	(1.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,382	$ 13,215	$ 10,493	$ 8,204	$ 6,321
Portfolio turnover rate	22% A	50%	71%	113%	64% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period December 27, 2000 (commencement of operations) to July 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 6.06	$ 5.97	$ 4.40	$ 7.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.04)	(.06)	(.04)	(.06)	(.03)
Net realized and unrealized gain (loss)	.26	.15	1.61	(2.64)	(2.89)
Total from investment operations	.22	.09	1.57	(2.70)	(2.92)
Redemption fees added to paid in capital D	- G	- G	- G	.01	.01
Net asset value, end of period	$ 6.28	$ 6.06	$ 5.97	$ 4.40	$ 7.09
Total Return B, C	3.63%	1.51%	35.68%	(37.94)%	(29.10)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.17% A	1.16%	1.37%	1.41%	2.58% A
Expenses net of voluntary waivers, if any	1.17% A	1.16%	1.25%	1.25%	1.25% A
Expenses net of all reductions	1.17% A	1.14%	1.22%	1.22%	1.24% A
Net investment income (loss)	(1.13)% A	(1.04)%	(.86)%	(.94)%	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,074	$ 1,146	$ 1,153	$ 857	$ 911
Portfolio turnover rate	22% A	50%	71%	113%	64% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period December 27, 2000 (commencement of operations) to July 31, 2001. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Biotechnology Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Biotechnology

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, market discount, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 8,923,410
Unrealized depreciation	(6,967,199)
Net unrealized appreciation (depreciation)	$ 1,956,211
Cost for federal income tax purposes	$ 51,291,150

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $5,935,291 and $8,287,831, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 12,844	$ -
Class T	.25%	.25%	33,758	-
Class B	.75%	.25%	83,059	62,294
Class C	.75%	.25%	65,922	14,103
			$ 195,583	$ 76,397

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,725
Class T	5,353
Class B *	31,194
Class C *	2,778
$ 45,050

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 26,657	.52 *
Class T	48,629	.72 *
Class B	46,988	.57 *
Class C	26,421	.40 *
Institutional Class	1,522	.28 *
	$ 150,217

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $25,299 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $532 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

Biotechnology

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement. Effective February 1, 2005 the expense limitation will be changed to 1.40%, 1.65%, 2.15%, 2.15% and 1.15% for Class A, T, B, C and Institutional, respectively.

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 8,339
Class T	1.75%	24,530
Class B	2.25%	17,328
Class C	2.25%	2,827
		$ 53,024

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $833 for the period.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2005	Year ended July 31, 2004	Six months ended January 31, 2005	Year ended July 31, 2004
Class A
Shares sold	250,714	878,734	$ 1,580,358	$ 5,475,076
Shares redeemed	(309,952)	(480,064)	(1,916,205)	(2,905,863)
Net increase (decrease)	(59,238)	398,670	$ (335,847)	$ 2,569,213
Class T
Shares sold	236,590	1,105,179	$ 1,462,030	$ 6,864,105
Shares redeemed	(362,412)	(601,131)	(2,233,120)	(3,678,218)
Net increase (decrease)	(125,822)	504,048	$ (771,090)	$ 3,185,887
Class B
Shares sold	252,868	951,709	$ 1,542,180	$ 5,766,243
Shares redeemed	(421,600)	(675,608)	(2,528,698)	(4,063,659)
Net increase (decrease)	(168,732)	276,101	$ (986,518)	$ 1,702,584
Class C
Shares sold	168,580	962,707	$ 1,029,488	$ 5,865,287
Shares redeemed	(375,896)	(502,895)	(2,288,950)	(3,048,910)
Net increase (decrease)	(207,316)	459,812	$ (1,259,462)	$ 2,816,377
Institutional Class
Shares sold	14,266	64,860	$ 90,015	$ 427,262
Shares redeemed	(32,377)	(68,780)	(203,603)	(411,605)
Net increase (decrease)	(18,111)	(3,920)	$ (113,588)	$ 15,657

Semiannual Report

Advisor Consumer Industries Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period* August 1, 2004 to January 31, 2005
Class A
Actual	$ 1,000.00	$ 1,131.30	$ 8.06**
HypotheticalA	$ 1,000.00	$ 1,017.64	$ 7.63**
Class T
Actual	$ 1,000.00	$ 1,129.90	$ 9.39**
HypotheticalA	$ 1,000.00	$ 1,016.38	$ 8.89**
Class B
Actual	$ 1,000.00	$ 1,126.80	$ 12.06**
HypotheticalA	$ 1,000.00	$ 1,013.86	$ 11.42**
Class C
Actual	$ 1,000.00	$ 1,127.30	$ 11.85**
HypotheticalA	$ 1,000.00	$ 1,014.06	$ 11.22**
Institutional Class
Actual	$ 1,000.00	$ 1,132.70	$ 6.72**
HypotheticalA	$ 1,000.00	$ 1,018.90	$ 6.36**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.50%**
Class T	1.75%**
Class B	2.25%**
Class C	2.21%**
Institutional Class	1.25%**

Consumer Industries

** If fees effective January 1, 2005 and changes to voluntary expense limitations effective February 1, 2005 had been in effect during the period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.40%
Actual		$ 7.52
HypotheticalA		$ 7.12
Class T	1.65%
Actual		$ 8.86
HypotheticalA		$ 8.39
Class B	2.15%
Actual		$ 11.53
HypotheticalA		$ 10.92
Class C	2.15%
Actual		$ 11.53
HypotheticalA		$ 10.92
Institutional Class	1.15%
Actual		$ 6.18
HypotheticalA		$ 5.85

A 5% return per year before expenses

Semiannual Report

Advisor Consumer Industries Fund

Investment Summary

Top Ten Stocks as of January 31, 2005
% of fund's net assets
News Corp. Class A	3.8
Procter & Gamble Co.	3.5
Home Depot, Inc.	3.3
McDonald's Corp.	3.0
Wal-Mart Stores, Inc.	2.9
Google, Inc. Class A (sub. vtg.)	2.8
Omnicom Group, Inc.	2.6
Walt Disney Co.	2.6
Target Corp.	2.5
Yahoo!, Inc.	2.4
29.4
Top Industries as of January 31, 2005
% of fund's net assets
Media	16.9%
Hotels, Restaurants & Leisure	16.6%
Specialty Retail	12.3%
Food & Staples Retailing	5.7%
Internet Software & Services	5.6%
All Others *	42.9%

* Includes short-term investments and net other assets.

Consumer Industries

Advisor Consumer Industries Fund

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (Note 1)
AUTOMOBILES - 1.5%
Harley-Davidson, Inc.	9,200	$ 553,012
Thor Industries, Inc.	8,200	283,310
TOTAL AUTOMOBILES		836,322
BEVERAGES - 3.1%
PepsiCo, Inc.	11,300	606,810
The Coca-Cola Co.	27,100	1,124,379
TOTAL BEVERAGES		1,731,189
CHEMICALS - 0.6%
Monsanto Co.	6,200	335,606
COMMERCIAL SERVICES & SUPPLIES - 3.6%
Apollo Group, Inc. Class A (a)	10,800	844,452
Bright Horizons Family Solutions, Inc. (a)	4,777	279,932
Cendant Corp.	20,700	487,485
R.R. Donnelley & Sons Co.	4,200	140,490
Strayer Education, Inc.	2,300	246,905
TOTAL COMMERCIAL SERVICES & SUPPLIES		1,999,264
FOOD & STAPLES RETAILING - 5.7%
Costco Wholesale Corp.	13,700	647,599
CVS Corp.	9,500	440,325
Safeway, Inc. (a)	19,400	365,690
Sysco Corp.	200	6,994
Wal-Mart Stores, Inc.	30,880	1,618,112
Whole Foods Market, Inc.	900	80,478
TOTAL FOOD & STAPLES RETAILING		3,159,198
FOOD PRODUCTS - 4.3%
Bunge Ltd.	10,900	616,286
Dean Foods Co. (a)	13,350	470,321
Fresh Del Monte Produce, Inc.	9,500	303,335
Groupe Danone sponsored ADR	6,100	113,521
Hershey Foods Corp.	200	11,698
Smithfield Foods, Inc. (a)	21,400	647,778
SunOpta, Inc. (a)	7,900	56,144
The J.M. Smucker Co.	4,000	186,600
TOTAL FOOD PRODUCTS		2,405,683
HOTELS, RESTAURANTS & LEISURE - 16.6%
Aristocrat Leisure Ltd.	13,100	111,134
Boyd Gaming Corp.	200	7,960
Brinker International, Inc. (a)	9,700	364,817
Buffalo Wild Wings, Inc. (a)	16,700	676,183
Caesars Entertainment, Inc. (a)	10,100	195,233
Carnival Corp. unit	13,800	794,880
CBRL Group, Inc.	3,700	152,107
Hilton Hotels Corp.	14,100	313,725
International Game Technology	8,300	259,790

	Shares	Value (Note 1)
International Speedway Corp. Class A	1,600	$ 87,872
Kerzner International Ltd. (a)	3,000	180,990
Krispy Kreme Doughnuts, Inc. (a)(d)	41,200	361,736
Las Vegas Sands Corp.	100	4,340
McDonald's Corp.	52,200	1,690,758
MGM MIRAGE (a)	5,700	409,317
Outback Steakhouse, Inc.	13,000	598,650
Royal Caribbean Cruises Ltd.	11,800	625,400
Starbucks Corp. (a)	4,800	259,200
Starwood Hotels & Resorts Worldwide, Inc. unit	15,600	903,084
Station Casinos, Inc.	1,800	110,700
Wendy's International, Inc.	13,840	542,805
Wyndham International, Inc. Class A (a)	262,500	249,375
Yum! Brands, Inc.	7,200	333,720
TOTAL HOTELS, RESTAURANTS & LEISURE		9,233,776
HOUSEHOLD DURABLES - 0.4%
Harman International Industries, Inc.	1,700	206,805
HOUSEHOLD PRODUCTS - 5.4%
Colgate-Palmolive Co.	16,500	866,910
Kimberly-Clark Corp.	2,900	189,979
Procter & Gamble Co.	36,470	1,941,298
TOTAL HOUSEHOLD PRODUCTS		2,998,187
INDUSTRIAL CONGLOMERATES - 1.3%
3M Co.	5,400	455,544
General Electric Co.	7,800	281,814
TOTAL INDUSTRIAL CONGLOMERATES		737,358
INTERNET & CATALOG RETAIL - 2.6%
Amazon.com, Inc. (a)	7,100	306,862
eBay, Inc. (a)	13,600	1,108,400
TOTAL INTERNET & CATALOG RETAIL		1,415,262
INTERNET SOFTWARE & SERVICES - 5.6%
Google, Inc. Class A (sub. vtg.) (d)	8,100	1,584,603
iVillage, Inc. (a)	100	601
Sina Corp. (a)	6,100	161,650
Sohu.com, Inc. (a)	4,300	67,467
Yahoo!, Inc. (a)	37,170	1,308,756
TOTAL INTERNET SOFTWARE & SERVICES		3,123,077
LEISURE EQUIPMENT & PRODUCTS - 4.5%
Brunswick Corp.	20,000	922,400
MarineMax, Inc. (a)	11,200	352,352
Polaris Industries, Inc.	10,800	729,000
Common Stocks - continued
	Shares	Value (Note 1)
LEISURE EQUIPMENT & PRODUCTS - CONTINUED
RC2 Corp. (a)	2,700	$ 78,165
SCP Pool Corp.	14,250	423,510
TOTAL LEISURE EQUIPMENT & PRODUCTS		2,505,427
MEDIA - 16.9%
E.W. Scripps Co. Class A	9,800	454,328
Fox Entertainment Group, Inc. Class A (a)	18,000	605,700
Gannett Co., Inc.	5,080	406,603
Harte-Hanks, Inc.	4,400	116,380
JC Decaux SA (a)	31,700	847,428
Lamar Advertising Co. Class A (a)	13,220	568,196
Liberty Media International, Inc. Class A (a)	40	1,811
McGraw-Hill Companies, Inc.	3,200	289,600
News Corp. Class A	123,600	2,101,201
Omnicom Group, Inc.	16,900	1,434,641
Radio One, Inc. Class D (non-vtg.) (a)	2,100	32,970
Reuters Group PLC sponsored ADR	3,800	170,734
SBS Broadcasting SA (a)	3,900	146,835
Spanish Broadcasting System, Inc. Class A (a)	14,140	145,289
Univision Communications, Inc. Class A (a)	2,000	54,620
Viacom, Inc. Class B (non-vtg.)	45	1,680
Walt Disney Co.	49,600	1,420,048
Washington Post Co. Class B	600	548,700
TOTAL MEDIA		9,346,764
MULTILINE RETAIL - 5.1%
Big Lots, Inc. (a)	8,700	97,962
Family Dollar Stores, Inc.	9,000	301,050
Federated Department Stores, Inc.	5,400	306,720
JCPenney Co., Inc.	7,400	316,128
Neiman Marcus Group, Inc. Class A	1,900	127,110
Nordstrom, Inc.	4,500	217,125
Saks, Inc.	3,200	45,536
Target Corp.	27,600	1,401,252
TOTAL MULTILINE RETAIL		2,812,883
PAPER & FOREST PRODUCTS - 0.0%
Neenah Paper, Inc.	87	2,774

	Shares	Value (Note 1)
PERSONAL PRODUCTS - 4.5%
Alberto-Culver Co.	11,600	$ 629,300
Avon Products, Inc.	22,400	945,728
Gillette Co.	18,200	923,104
TOTAL PERSONAL PRODUCTS		2,498,132
REAL ESTATE - 0.6%
MeriStar Hospitality Corp. (a)	24,700	190,684
ZipRealty, Inc.	8,700	152,076
TOTAL REAL ESTATE		342,760
SOFTWARE - 0.7%
Electronic Arts, Inc. (a)	5,700	366,738
SPECIALTY RETAIL - 12.3%
Aeropostale, Inc. (a)	4,400	122,276
American Eagle Outfitters, Inc.	19,900	1,010,920
Best Buy Co., Inc.	4,200	225,918
Chico's FAS, Inc. (a)	5,900	310,812
Foot Locker, Inc.	15,800	425,336
Gap, Inc.	5,600	123,256
Home Depot, Inc.	44,490	1,835,657
Hot Topic, Inc. (a)	4,350	84,303
Limited Brands, Inc.	1,663	39,413
Lowe's Companies, Inc.	14,600	832,054
Office Depot, Inc. (a)	15,900	274,911
PETsMART, Inc.	4,500	136,035
Staples, Inc.	14,700	481,278
Steiner Leisure Ltd. (a)	15,272	473,722
Toys 'R' Us, Inc. (a)	9,200	197,340
Weight Watchers International, Inc. (a)	2,500	117,150
West Marine, Inc. (a)	6,100	144,021
TOTAL SPECIALTY RETAIL		6,834,402
TEXTILES, APPAREL & LUXURY GOODS - 3.9%
Coach, Inc. (a)	5,400	302,940
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	3,200	85,408
Liz Claiborne, Inc.	10,500	440,370
NIKE, Inc. Class B	9,500	822,985
Phoenix Footwear Group, Inc. (a)	10,900	66,490
Polo Ralph Lauren Corp. Class A	7,600	296,020
Quiksilver, Inc. (a)	4,900	146,363
TOTAL TEXTILES, APPAREL & LUXURY GOODS		2,160,576
TOTAL COMMON STOCKS (Cost $46,578,259)		55,052,183
Money Market Funds - 1.5%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.31% (b)	367,394	$ 367,394
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	464,250	464,250
TOTAL MONEY MARKET FUNDS (Cost $831,644)		831,644
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $47,409,903)		55,883,827
NET OTHER ASSETS - (0.7)%		(388,027)
NET ASSETS - 100%		$ 55,495,800
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Consumer Industries Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $459,020) (cost $47,409,903) - See accompanying schedule		$ 55,883,827
Receivable for investments sold		874,686
Receivable for fund shares sold		66,677
Dividends receivable		23,138
Interest receivable		1,142
Prepaid expenses		188
Other affiliated receivables		2
Other receivables		6,674
Total assets		56,856,334

Liabilities
Payable for investments purchased	$ 715,164
Payable for fund shares redeemed	79,685
Accrued management fee	31,261
Distribution fees payable	30,294
Other affiliated payables	20,506
Other payables and accrued expenses	19,374
Collateral on securities loaned, at value	464,250
Total liabilities		1,360,534

Net Assets		$ 55,495,800
Net Assets consist of:
Paid in capital		$ 48,304,044
Accumulated net investment loss		(234,386)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,047,782)
Net unrealized appreciation (depreciation) on investments		8,473,924
Net Assets		$ 55,495,800
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,960,910 ÷ 819,118 shares)		$ 15.82

Maximum offering price per share (100/94.25 of $15.82)		$ 16.79
Class T: Net Asset Value and redemption price per share ($16,265,061 ÷ 1,047,111 shares)		$ 15.53

Maximum offering price per share (100/96.50 of $15.53)		$ 16.09
Class B: Net Asset Value and offering price per share ($18,073,995 ÷ 1,212,641 shares) A		$ 14.90

Class C: Net Asset Value and offering price per share ($7,126,582 ÷ 477,413 shares) A		$ 14.93

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,069,252 ÷ 66,087 shares)		$ 16.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2005 (Unaudited)

Investment Income
Dividends		$ 250,801
Interest		9,646
Security lending		5,411
Total income		265,858

Expenses
Management fee	$ 152,758
Transfer agent fees	112,630
Distribution fees	176,452
Accounting and security lending fees	15,717
Non-interested trustees' compensation	155
Custodian fees and expenses	3,301
Registration fees	31,646
Audit	20,292
Legal	62
Miscellaneous	1,254
Total expenses before reductions	514,267
Expense reductions	(14,059)	500,208
Net investment income (loss)		(234,350)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(940,539)
Foreign currency transactions	568
Total net realized gain (loss)		(939,971)
Change in net unrealized appreciation (depreciation) on investment securities		7,634,434
Net gain (loss)		6,694,463
Net increase (decrease) in net assets resulting from operations		$ 6,460,113

See accompanying notes which are an integral part of the financial statements.

Consumer Industries

Statement of Changes in Net Assets

	Six months ended January 31, 2005 (Unaudited)	Year ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (234,350)	$ (483,848)
Net realized gain (loss)	(939,971)	5,966,105
Change in net unrealized appreciation (depreciation)	7,634,434	(3,103,656)
Net increase (decrease) in net assets resulting from operations	6,460,113	2,378,601
Distributions to shareholders from net realized gain	(1,957,777)	-
Share transactions - net increase (decrease)	(1,619,170)	3,962,592
Redemption fees	869	7,430
Total increase (decrease) in net assets	2,884,035	6,348,623

Net Assets
Beginning of period	52,611,765	46,263,142
End of period (including accumulated net investment loss of $234,386 and accumulated net investment loss of $36, respectively)	$ 55,495,800	$ 52,611,765

Financial Highlights - Class A

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 14.51	$ 13.71	$ 12.71	$ 15.20	$ 15.04	$ 16.01
Income from Investment Operations
Net investment income (loss) E	(.04)	(.07)	(.04)	(.05)	.01	(.04)
Net realized and unrealized gain (loss)	1.88	.87	1.04	(2.09)	.15	(.68)
Total from investment operations	1.84	.80	1.00	(2.14)	.16	(.72)
Distributions from net realized gain	(.53)	-	-	(.35)	-	(.20)
Distributions in excess of net realized gain	-	-	-	-	-	(.06)
Total distributions	(.53)	-	-	(.35)	-	(.26)
Redemption fees added to paid in capital E	- G	- G	- G	- G	- G	.01
Net asset value, end of period	$ 15.82	$ 14.51	$ 13.71	$ 12.71	$ 15.20	$ 15.04
Total Return B, C, D	13.13%	5.84%	7.87%	(14.30)%	1.06%	(4.48)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.51% A	1.55%	1.70%	1.69%	1.71%	1.62%
Expenses net of voluntary waivers, if any	1.50% A	1.50%	1.53%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.47% A	1.45%	1.48%	1.47%	1.49%	1.49%
Net investment income (loss)	(.47)% A	(.50)%	(.33)%	(.36)%	.08%	(.24)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,961	$ 11,856	$ 9,101	$ 7,209	$ 4,648	$ 3,609
Portfolio turnover rate	59% A	152%	88%	136%	77%	69%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 14.27	$ 13.51	$ 12.57	$ 15.06	$ 14.93	$ 15.93
Income from Investment Operations
Net investment income (loss) E	(.05)	(.11)	(.07)	(.09)	(.02)	(.08)
Net realized and unrealized gain (loss)	1.84	.87	1.01	(2.05)	.15	(.67)
Total from investment operations	1.79	.76	.94	(2.14)	.13	(.75)
Distributions from net realized gain	(.53)	-	-	(.35)	-	(.20)
Distributions in excess of net realized gain	-	-	-	-	-	(.06)
Total distributions	(.53)	-	-	(.35)	-	(.26)
Redemption fees added to paid in capital E	- G	- G	- G	- G	- G	.01
Net asset value, end of period	$ 15.53	$ 14.27	$ 13.51	$ 12.57	$ 15.06	$ 14.93
Total Return B, C, D	12.99%	5.63%	7.48%	(14.44)%	.87%	(4.69)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.79% A	1.81%	1.87%	1.89%	1.98%	1.85%
Expenses net of voluntary waivers, if any	1.75% A	1.75%	1.78%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.72% A	1.70%	1.73%	1.72%	1.73%	1.73%
Net investment income (loss)	(.72)% A	(.74)%	(.58)%	(.61)%	(.17)%	(.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,265	$ 15,555	$ 13,693	$ 12,132	$ 12,899	$ 13,275
Portfolio turnover rate	59% A	152%	88%	136%	77%	69%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.75	$ 13.08	$ 12.22	$ 14.73	$ 14.69	$ 15.76
Income from Investment Operations
Net investment income (loss) E	(.09)	(.18)	(.13)	(.15)	(.10)	(.15)
Net realized and unrealized gain (loss)	1.77	.85	.99	(2.01)	.14	(.67)
Total from investment operations	1.68	.67	.86	(2.16)	.04	(.82)
Distributions from net realized gain	(.53)	-	-	(.35)	-	(.20)
Distributions in excess of net realized gain	-	-	-	-	-	(.06)
Total distributions	(.53)	-	-	(.35)	-	(.26)
Redemption fees added to paid in capital E	- G	- G	- G	- G	- G	.01
Net asset value, end of period	$ 14.90	$ 13.75	$ 13.08	$ 12.22	$ 14.73	$ 14.69
Total Return B, C, D	12.68%	5.12%	7.04%	(14.91)%	.27%	(5.19)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.28% A	2.29%	2.37%	2.39%	2.51%	2.41%
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.25%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.22% A	2.20%	2.19%	2.22%	2.24%	2.24%
Net investment income (loss)	(1.22)% A	(1.25)%	(1.05)%	(1.11)%	(.67)%	(.99)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,074	$ 17,302	$ 15,944	$ 13,807	$ 13,483	$ 9,021
Portfolio turnover rate	59% A	152%	88%	136%	77%	69%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Consumer Industries

Financial Highlights - Class C

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.77	$ 13.10	$ 12.24	$ 14.75	$ 14.71	$ 15.78
Income from Investment Operations
Net investment income (loss) E	(.08)	(.18)	(.13)	(.15)	(.10)	(.15)
Net realized and unrealized gain (loss)	1.77	.85	.99	(2.01)	.14	(.67)
Total from investment operations	1.69	.67	.86	(2.16)	.04	(.82)
Distributions from net realized gain	(.53)	-	-	(.35)	-	(.20)
Distributions in excess of net realized gain	-	-	-	-	-	(.06)
Total distributions	(.53)	-	-	(.35)	-	(.26)
Redemption fees added to paid in capital E	- G	- G	- G	- G	- G	.01
Net asset value, end of period	$ 14.93	$ 13.77	$ 13.10	$ 12.24	$ 14.75	$ 14.71
Total Return B, C, D	12.73%	5.11%	7.03%	(14.89)%	.27%	(5.19)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.21% A	2.24%	2.33%	2.35%	2.49%	2.42%
Expenses net of voluntary waivers, if any	2.21% A	2.24%	2.25%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.18% A	2.19%	2.19%	2.22%	2.24%	2.24%
Net investment income (loss)	(1.18)% A	(1.24)%	(1.05)%	(1.11)%	(.67)%	(.99)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,127	$ 6,992	$ 6,759	$ 5,391	$ 5,504	$ 3,048
Portfolio turnover rate	59% A	152%	88%	136%	77%	69%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 14.81	$ 13.95	$ 12.91	$ 15.38	$ 15.18	$ 16.11
Income from Investment Operations
Net investment income (loss) D	(.02)	(.04)	(.01)	(.02)	.05	- F
Net realized and unrealized gain (loss)	1.92	.90	1.05	(2.10)	.15	(.69)
Total from investment operations	1.90	.86	1.04	(2.12)	.20	(.69)
Distributions from net realized gain	(.53)	-	-	(.35)	-	(.20)
Distributions in excess of net realized gain	-	-	-	-	-	(.06)
Total distributions	(.53)	-	-	(.35)	-	(.26)
Redemption fees added to paid in capital D	- F	- F	- F	- F	- F	.02
Net asset value, end of period	$ 16.18	$ 14.81	$ 13.95	$ 12.91	$ 15.38	$ 15.18
Total Return B, C	13.27%	6.16%	8.06%	(14.00)%	1.32%	(4.20)%
Ratios to Average Net Assets E
Expenses before expense reductions	1.31% A	1.34%	1.49%	1.39%	1.57%	1.31%
Expenses net of voluntary waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.22% A	1.20%	1.19%	1.22%	1.24%	1.24%
Net investment income (loss)	(.22)% A	(.25)%	(.05)%	(.11)%	.33%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,069	$ 907	$ 766	$ 1,215	$ 1,249	$ 1,449
Portfolio turnover rate	59% A	152%	88%	136%	77%	69%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Consumer Industries Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Consumer Industries

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 9,604,563
Unrealized depreciation	(1,151,097)
Net unrealized appreciation (depreciation)	$ 8,453,466
Cost for federal income tax purposes	$ 47,430,361

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $15,328,217 and $18,939,092, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 15,132	$ -
Class T	.25%	.25%	39,330	-
Class B	.75%	.25%	87,488	65,616
Class C	.75%	.25%	34,502	4,723
			$ 176,452	$ 70,339

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,001
Class T	1,880
Class B *	19,240
Class C *	250
$ 27,371

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 25,105	.41 *
Class T	34,842	.44 *
Class B	38,000	.43 *
Class C	12,392	.36 *
Institutional Class	2,291	.47 *
	$ 112,630

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $9,641 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $709 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Consumer Industries

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement. Effective February 1, 2005 the expense limitation changed to 1.40%, 1.65%, 2.15%, 2.15% and 1.15% for Class A, T, B, C and Institutional, respectively.

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 405
Class T	1.75%	2,821
Class B	2.25%	2,397
Institutional Class	1.25%	287
		$ 5,910

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $8,149 for the period.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2005	Year ended July 31, 2004
From net realized gain
Class A	$ 428,544	$ -
Class T	574,417	-
Class B	656,667	-
Class C	265,179	-
Institutional Class	32,970	-
Total	$ 1,957,777	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2005	Year ended July 31, 2004	Six months ended January 31, 2005	Year ended July 31, 2004
Class A
Shares sold	109,548	362,299	$ 1,646,762	$ 5,424,551
Reinvestment of distributions	26,979	-	380,408	-
Shares redeemed	(134,451)	(209,272)	(1,990,978)	(3,099,528)
Net increase (decrease)	2,076	153,027	$ 36,192	$ 2,325,023
Class T
Shares sold	88,030	372,905	$ 1,303,187	$ 5,380,121
Reinvestment of distributions	38,833	-	538,224	-
Shares redeemed	(169,688)	(296,211)	(2,483,135)	(4,343,994)
Net increase (decrease)	(42,825)	76,694	$ (641,724)	$ 1,036,127
Class B
Shares sold	64,504	317,001	$ 914,156	$ 4,519,412
Reinvestment of distributions	43,290	-	576,619	-
Shares redeemed	(153,632)	(277,375)	(2,157,526)	(3,946,551)
Net increase (decrease)	(45,838)	39,626	$ (666,751)	$ 572,861
Class C
Shares sold	29,507	145,559	$ 421,508	$ 2,089,237
Reinvestment of distributions	16,994	-	226,706	-
Shares redeemed	(76,958)	(153,637)	(1,067,177)	(2,161,430)
Net increase (decrease)	(30,457)	(8,078)	$ (418,963)	$ (72,193)
Institutional Class
Shares sold	5,546	20,688	$ 84,521	$ 317,524
Reinvestment of distributions	1,868	-	26,919	-
Shares redeemed	(2,559)	(14,366)	(39,364)	(216,750)
Net increase (decrease)	4,855	6,322	$ 72,076	$ 100,774

Consumer Industries

Advisor Cyclical Industries Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period* August 1, 2004 to January 31, 2005
Class A
Actual	$ 1,000.00	$ 1,148.20	$ 7.53
HypotheticalA	$ 1,000.00	$ 1,018.20	$ 7.07
Class T
Actual	$ 1,000.00	$ 1,146.90	$ 8.77
HypotheticalA	$ 1,000.00	$ 1,017.04	$ 8.24
Class B
Actual	$ 1,000.00	$ 1,144.50	$ 11.73
HypotheticalA	$ 1,000.00	$ 1,014.27	$ 11.02
Class C
Actual	$ 1,000.00	$ 1,144.30	$ 11.46
HypotheticalA	$ 1,000.00	$ 1,014.52	$ 10.76
Institutional Class
Actual	$ 1,000.00	$ 1,150.10	$ 6.12
HypotheticalA	$ 1,000.00	$ 1,019.51	$ 5.75

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.39%
Class T	1.62%
Class B	2.17%
Class C	2.12%
Institutional Class	1.13%

Semiannual Report

Advisor Cyclical Industries Fund

Investment Summary

Top Ten Stocks as of January 31, 2005
% of fund's net assets
Tyco International Ltd.	4.9
General Electric Co.	4.6
Lyondell Chemical Co.	3.3
Honeywell International, Inc.	3.1
3M Co.	2.7
United Parcel Service, Inc. Class B	2.5
The Boeing Co.	2.3
Lockheed Martin Corp.	1.9
Siemens AG sponsored ADR	1.8
FedEx Corp.	1.8
28.9
Top Industries as of January 31, 2005
% of fund's net assets
Chemicals	17.8%
Aerospace & Defense	17.5%
Industrial Conglomerates	14.0%
Machinery	9.4%
Air Freight & Logistics	7.6%
All Others *	33.7%

* Includes short-term investments and net other assets.

Cyclical Industries

Advisor Cyclical Industries Fund

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 17.5%
BAE Systems PLC	66,871	$ 309,195
BE Aerospace, Inc. (a)	80,700	870,753
Bombardier, Inc. Class B (sub. vtg.)	1,600	3,378
DRS Technologies, Inc. (a)	6,500	263,900
EADS NV	26,879	821,549
EDO Corp.	25,840	825,588
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	9,600	305,760
Engineered Support Systems, Inc.	2,600	150,826
Essex Corp. (a)	2,700	47,979
General Dynamics Corp.	1,500	154,875
Goodrich Corp.	14,200	487,060
Hexcel Corp. (a)	17,300	254,829
Honeywell International, Inc.	91,800	3,302,964
L-3 Communications Holdings, Inc.	8,600	614,126
Lockheed Martin Corp.	35,314	2,041,502
Meggitt PLC	67,700	351,280
Northrop Grumman Corp.	22,854	1,185,666
Precision Castparts Corp.	16,100	1,131,830
Raytheon Co.	15,800	590,920
Rockwell Collins, Inc.	15,040	645,216
Rolls-Royce Group PLC	19,400	95,364
The Boeing Co.	48,200	2,438,920
United Defense Industries, Inc.	15,800	757,294
United Technologies Corp.	9,200	926,256
TOTAL AEROSPACE & DEFENSE		18,577,030
AIR FREIGHT & LOGISTICS - 7.6%
Dynamex, Inc. (a)	40,640	735,584
EGL, Inc. (a)	17,600	532,048
Expeditors International of Washington, Inc.	11,500	645,610
FedEx Corp.	19,400	1,855,610
Forward Air Corp. (a)	16,980	723,603
Hub Group, Inc. Class A (a)	5,268	286,895
Park-Ohio Holdings Corp. (a)	10,500	259,035
United Parcel Service, Inc. Class B	35,600	2,658,608
UTI Worldwide, Inc.	4,700	323,736
TOTAL AIR FREIGHT & LOGISTICS		8,020,729
AIRLINES - 1.1%
AirTran Holdings, Inc. (a)	104,500	892,430
Alaska Air Group, Inc. (a)	8,600	256,194
TOTAL AIRLINES		1,148,624
AUTO COMPONENTS - 0.9%
American Axle & Manufacturing Holdings, Inc.	9,000	241,650
Amerigon, Inc. (a)	1,500	6,960
Autoliv, Inc.	2,200	103,730
BorgWarner, Inc.	5,300	284,557

	Shares	Value (Note 1)
Delphi Corp.	100	$ 759
Johnson Controls, Inc.	5,400	319,464
TOTAL AUTO COMPONENTS		957,120
AUTOMOBILES - 1.1%
Ford Motor Co.	600	7,902
Hyundai Motor Co.	9,030	511,979
Renault SA	5,100	416,788
Toyota Motor Corp. ADR	3,500	273,665
TOTAL AUTOMOBILES		1,210,334
BUILDING PRODUCTS - 2.1%
American Standard Companies, Inc. (a)	22,700	908,908
Masco Corp.	23,400	861,120
York International Corp.	12,600	457,632
TOTAL BUILDING PRODUCTS		2,227,660
CHEMICALS - 17.8%
Agrium, Inc.	24,100	391,488
Air Products & Chemicals, Inc.	25,600	1,508,096
Airgas, Inc.	31,800	747,936
Albemarle Corp.	6,900	242,259
Cytec Industries, Inc.	19,700	1,004,700
Dow Chemical Co.	36,100	1,794,170
Ecolab, Inc.	30,800	1,036,420
Ferro Corp.	13,900	275,637
FMC Corp. (a)	10,200	481,338
Lyondell Chemical Co.	117,928	3,469,442
Monsanto Co.	21,900	1,185,447
Mosaic Co. (a)	23,800	392,700
NOVA Chemicals Corp.	25,600	1,154,738
Pioneer Companies, Inc. (a)	39,100	835,567
PolyOne Corp. (a)	41,800	361,570
Potash Corp. of Saskatchewan	12,900	1,047,238
Praxair, Inc.	35,400	1,527,510
Rohm & Haas Co.	6,200	274,288
Spartech Corp.	3,400	78,948
Valspar Corp.	22,100	1,082,900
TOTAL CHEMICALS		18,892,392
COMMERCIAL SERVICES & SUPPLIES - 1.8%
Heidrick & Struggles International, Inc. (a)	2,800	92,540
Herman Miller, Inc.	20,800	555,776
Korn/Ferry International (a)	4,600	90,758
Robert Half International, Inc.	17,800	540,052
Waste Connections, Inc. (a)	7,250	228,085
Waste Services, Inc. (a)	129,100	426,030
TOTAL COMMERCIAL SERVICES & SUPPLIES		1,933,241
Common Stocks - continued
	Shares	Value (Note 1)
COMMUNICATIONS EQUIPMENT - 0.5%
Harris Corp.	7,800	$ 505,206
CONSTRUCTION & ENGINEERING - 2.9%
Dycom Industries, Inc. (a)	30,500	828,685
EMCOR Group, Inc. (a)	2,600	111,696
Fluor Corp.	4,600	246,284
Foster Wheeler Ltd. (a)	11,720	174,159
Granite Construction, Inc.	9,200	229,080
Jacobs Engineering Group, Inc. (a)	20,100	1,020,879
Perini Corp. (a)	12,700	219,456
Shaw Group, Inc. (a)	300	5,043
Washington Group International, Inc. (a)	5,800	228,404
TOTAL CONSTRUCTION & ENGINEERING		3,063,686
CONSTRUCTION MATERIALS - 2.0%
Eagle Materials, Inc.	6,240	497,702
Eagle Materials, Inc. Class B	2,400	186,360
Florida Rock Industries, Inc.	8,500	530,825
Texas Industries, Inc.	6,100	387,594
Vulcan Materials Co.	9,400	530,912
TOTAL CONSTRUCTION MATERIALS		2,133,393
CONTAINERS & PACKAGING - 1.0%
Owens-Illinois, Inc. (a)	30,100	683,872
Packaging Corp. of America	6,600	147,246
Pactiv Corp. (a)	9,300	206,553
TOTAL CONTAINERS & PACKAGING		1,037,671
DISTRIBUTORS - 0.3%
WESCO International, Inc. (a)	9,200	310,868
ELECTRICAL EQUIPMENT - 2.0%
A.O. Smith Corp. Class A	2,086	56,635
AMETEK, Inc.	11,500	439,300
Baldor Electric Co.	100	2,803
Cooper Industries Ltd. Class A	1,600	111,200
Emerson Electric Co.	4,800	322,752
NEOMAX Co. Ltd.	4,000	78,359
Rockwell Automation, Inc.	5,200	294,580
Roper Industries, Inc.	13,200	766,392
TOTAL ELECTRICAL EQUIPMENT		2,072,021
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%
Cognex Corp.	3,000	78,330
Dionex Corp. (a)	3,463	204,975
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		283,305
FOOD PRODUCTS - 0.1%
Delta & Pine Land Co.	4,800	141,312

	Shares	Value (Note 1)
HOUSEHOLD DURABLES - 6.1%
Blount International, Inc. (a)	29,400	$ 527,730
D.R. Horton, Inc.	17,700	704,106
Dixie Group, Inc. (a)	6,224	111,721
Interface, Inc. Class A (a)	58,500	551,655
KB Home	11,900	1,292,935
Ryland Group, Inc.	17,000	1,102,790
Standard Pacific Corp.	100	6,653
Tempur-Pedic International, Inc. (a)	31,400	671,646
Toll Brothers, Inc. (a)	19,800	1,545,786
TOTAL HOUSEHOLD DURABLES		6,515,022
INDUSTRIAL CONGLOMERATES - 14.0%
3M Co.	33,860	2,856,430
Carlisle Companies, Inc.	700	44,149
General Electric Co.	134,100	4,845,033
Siemens AG sponsored ADR	23,800	1,889,958
Tyco International Ltd.	143,100	5,171,632
TOTAL INDUSTRIAL CONGLOMERATES		14,807,202
MACHINERY - 9.4%
AGCO Corp. (a)	41,300	847,889
Briggs & Stratton Corp.	2,900	112,491
Bucyrus International, Inc. Class A	24,100	884,470
Caterpillar, Inc.	6,100	543,510
CUNO, Inc. (a)	3,900	223,977
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	31,580	567,609
Danaher Corp.	6,200	340,256
Dover Corp.	9,800	375,340
Gardner Denver, Inc. (a)	3,200	121,152
IDEX Corp.	6,250	240,938
Ingersoll-Rand Co. Ltd. Class A	3,000	223,140
ITT Industries, Inc.	14,800	1,262,292
Joy Global, Inc.	22,500	628,425
Kennametal, Inc.	879	43,018
Manitowoc Co., Inc.	15,700	571,480
Navistar International Corp. (a)	17,340	674,873
PACCAR, Inc.	1,950	137,787
Pall Corp.	200	5,386
Pentair, Inc.	7,300	323,536
SPX Corp.	14,900	624,310
Timken Co.	23,200	597,632
Toro Co.	1,700	141,525
Wabash National Corp. (a)	12,900	327,402
Watts Water Technologies, Inc. Class A	3,800	121,790
TOTAL MACHINERY		9,940,228
MARINE - 0.4%
Alexander & Baldwin, Inc.	3,120	143,520
Common Stocks - continued
	Shares	Value (Note 1)
MARINE - CONTINUED
Excel Maritime Carriers Ltd. (a)	10,900	$ 294,300
Golden Ocean Group Ltd. (a)	1,400	825
TOTAL MARINE		438,645
METALS & MINING - 0.2%
Massey Energy Co.	5,100	193,443
OFFICE ELECTRONICS - 0.0%
Xerox Corp. (a)	100	1,588
OIL & GAS - 1.7%
Ashland, Inc.	15,900	975,942
Nippon Mining Holdings, Inc.	400	2,023
Ship Finance International Ltd.	1,200	27,312
Teekay Shipping Corp.	9,100	403,767
Top Tankers, Inc.	13,100	221,259
Tsakos Energy Navigation Ltd.	6,000	215,700
TOTAL OIL & GAS		1,846,003
ROAD & RAIL - 6.4%
Burlington Northern Santa Fe Corp.	23,000	1,108,140
Canadian National Railway Co.	30,800	1,829,064
Canadian Pacific Railway Ltd.	12,900	436,566
CSX Corp.	25,050	1,001,249
Laidlaw International, Inc. (a)	15,200	330,904
Landstar System, Inc. (a)	16,150	561,697
Norfolk Southern Corp.	44,400	1,550,448
TOTAL ROAD & RAIL		6,818,068
SPECIALTY RETAIL - 0.8%
Advance Auto Parts, Inc. (a)	3,100	133,610
Asbury Automotive Group, Inc. (a)	28,500	481,080
AutoNation, Inc. (a)	4,800	91,392
The Pep Boys - Manny, Moe & Jack	9,500	163,590
TOTAL SPECIALTY RETAIL		869,672
TRADING COMPANIES & DISTRIBUTORS - 0.8%
MSC Industrial Direct Co., Inc. Class A	24,000	830,880
TOTAL COMMON STOCKS (Cost $90,806,463)		104,775,343
Money Market Funds - 0.8%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.31% (b) (Cost $813,926)	813,926	$ 813,926
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $91,620,389)		105,589,269
NET OTHER ASSETS - 0.4%		427,332
NET ASSETS - 100%		$ 106,016,601
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.4%
Canada	4.6%
Germany	1.8%
Korea (South)	1.0%
Others (individually less than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Cyclical Industries Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $91,620,389) - See accompanying schedule		$ 105,589,269
Cash		24,276
Foreign currency held at value (cost $2)		2
Receivable for investments sold		1,499,906
Receivable for fund shares sold		600,202
Dividends receivable		82,675
Interest receivable		4,255
Prepaid expenses		180
Receivable from investment advisor for reimbursement		5,191
Other affiliated receivables		7
Other receivables		18,392
Total assets		107,824,355

Liabilities
Payable for investments purchased	$ 1,484,678
Payable for fund shares redeemed	173,045
Accrued management fee	48,560
Distribution fees payable	51,151
Other affiliated payables	28,675
Other payables and accrued expenses	21,645
Total liabilities		1,807,754

Net Assets		$ 106,016,601
Net Assets consist of:
Paid in capital		$ 91,095,737
Accumulated net investment loss		(55,329)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,007,129
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,969,064
Net Assets		$ 106,016,601
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($29,472,260 ÷ 1,490,437 shares)		$ 19.77

Maximum offering price per share (100/94.25 of $19.77)		$ 20.98
Class T: Net Asset Value and redemption price per share ($33,642,060 ÷ 1,720,451 shares)		$ 19.55

Maximum offering price per share (100/96.50 of $19.55)		$ 20.26
Class B: Net Asset Value and offering price per share ($24,970,534 ÷ 1,317,910 shares) A		$ 18.95

Class C: Net Asset Value and offering price per share ($14,792,289 ÷ 776,123 shares) A		$ 19.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,139,458 ÷ 155,210 shares)		$ 20.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2005 (Unaudited)

Investment Income
Dividends		$ 581,227
Interest		41,281
Security lending		5,697
Total income		628,205

Expenses
Management fee	$ 231,787
Transfer agent fees	130,779
Distribution fees	247,215
Accounting and security lending fees	18,211
Non-interested trustees' compensation	206
Custodian fees and expenses	8,589
Registration fees	47,177
Audit	20,332
Legal	81
Miscellaneous	238
Total expenses before reductions	704,615
Expense reductions	(21,101)	683,514
Net investment income (loss)		(55,309)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,768,446
Investment not meeting investment restrictions	(5,191)
Foreign currency transactions	(4,627)
Payment from investment advisor for loss on investment not meeting investment restrictions	5,191
Total net realized gain (loss)		2,763,819
Change in net unrealized appreciation (depreciation) on: Investment securities	7,932,970
Assets and liabilities in foreign currencies	182
Total change in net unrealized appreciation (depreciation)		7,933,152
Net gain (loss)		10,696,971
Net increase (decrease) in net assets resulting from operations		$ 10,641,662

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries

Statement of Changes in Net Assets

	Six months ended January 31, 2005 (Unaudited)	Year ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (55,309)	$ (212,310)
Net realized gain (loss)	2,763,819	3,763,095
Change in net unrealized appreciation (depreciation)	7,933,152	4,474,838
Net increase (decrease) in net assets resulting from operations	10,641,662	8,025,623
Distributions to shareholders from net realized gain	(3,376,454)	-
Share transactions - net increase (decrease)	47,324,883	18,136,365
Redemption fees	6,858	24,255
Total increase (decrease) in net assets	54,596,949	26,186,243

Net Assets
Beginning of period	51,419,652	25,233,409
End of period (including accumulated net investment loss of $55,329 and accumulated net investment loss of $20, respectively)	$ 106,016,601	$ 51,419,652

Financial Highlights - Class A

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 18.10	$ 14.15	$ 12.75	$ 15.15	$ 13.56	$ 14.13
Income from Investment Operations
Net investment income (loss) E	.02	(.02)	.06	(.04)	.04	.02
Net realized and unrealized gain (loss)	2.59	3.96	1.36	(2.37)	1.98	(.33)
Total from investment operations	2.61	3.94	1.42	(2.41)	2.02	(.31)
Distributions from net investment income	-	-	(.02)	-	(.04)	-
Distributions from net realized gain	(.94)	-	-	-	(.40)	(.27)
Total distributions	(.94)	-	(.02)	-	(.44)	(.27)
Redemption fees added to paid in capital E	- G	.01	- G	.01	.01	.01
Net asset value, end of period	$ 19.77	$ 18.10	$ 14.15	$ 12.75	$ 15.15	$ 13.56
Total Return B, C, D	14.82%	27.92%	11.16%	(15.84)%	15.27%	(2.13)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.39% A	1.65%	1.99%	1.83%	2.59%	2.87%
Expenses net of voluntary waivers, if any	1.39% A	1.50%	1.53%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.34% A	1.47%	1.46%	1.49%	1.49%	1.49%
Net investment income (loss)	.22% A	(.12)%	.46%	(.25)%	.28%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,472	$ 12,612	$ 4,272	$ 3,160	$ 2,270	$ 973
Portfolio turnover rate	101% A	106%	149%	45%	78%	111%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 17.90	$ 14.02	$ 12.66	$ 15.09	$ 13.48	$ 14.07
Income from Investment Operations
Net investment income (loss) E	- G	(.06)	.03	(.07)	- G	(.01)
Net realized and unrealized gain (loss)	2.56	3.93	1.34	(2.36)	2.00	(.34)
Total from investment operations	2.56	3.87	1.37	(2.43)	2.00	(.35)
Distributions from net investment income	-	-	(.01)	-	(.01)	-
Distributions from net realized gain	(.91)	-	-	-	(.39)	(.25)
Total distributions	(.91)	-	(.01)	-	(.40)	(.25)
Redemption fees added to paid in capital E	- G	. 01	- G	- G	.01	.01
Net asset value, end of period	$ 19.55	$ 17.90	$ 14.02	$ 12.66	$ 15.09	$ 13.48
Total Return B, C, D	14.69%	27.67%	10.84%	(16.10)%	15.18%	(2.43)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.62% A	1.90%	2.25%	2.07%	2.85%	3.12%
Expenses net of voluntary waivers, if any	1.62% A	1.75%	1.78%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.57% A	1.72%	1.71%	1.74%	1.74%	1.74%
Net investment income (loss)	(.01)% A	(.36)%	.22%	(.50)%	.03%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,642	$ 13,089	$ 5,493	$ 6,216	$ 5,654	$ 3,885
Portfolio turnover rate	101% A	106%	149%	45%	78%	111%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 17.27	$ 13.61	$ 12.33	$ 14.77	$ 13.25	$ 13.89
Income from Investment Operations
Net investment income (loss) E	(.05)	(.14)	(.03)	(.14)	(.07)	(.07)
Net realized and unrealized gain (loss)	2.49	3.79	1.31	(2.30)	1.95	(.34)
Total from investment operations	2.44	3.65	1.28	(2.44)	1.88	(.41)
Distributions from net realized gain	(.76)	-	-	-	(.37)	(.24)
Redemption fees added to paid in capital E	- G	.01	- G	- G	.01	.01
Net asset value, end of period	$ 18.95	$ 17.27	$ 13.61	$ 12.33	$ 14.77	$ 13.25
Total Return B, C, D	14.45%	26.89%	10.38%	(16.52)%	14.51%	(2.90)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.17% A	2.37%	2.68%	2.58%	3.39%	3.64%
Expenses net of voluntary waivers, if any	2.17% A	2.25%	2.25%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.11% A	2.22%	2.18%	2.24%	2.24%	2.24%
Net investment income (loss)	(.55)% A	(.87)%	(.26)%	(1.00)%	(.47)%	(.57)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,971	$ 14,722	$ 9,005	$ 9,008	$ 5,674	$ 1,879
Portfolio turnover rate	101% A	106%	149%	45%	78%	111%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries

Financial Highlights - Class C

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 17.36	$ 13.67	$ 12.39	$ 14.84	$ 13.26	$ 13.91
Income from Investment Operations
Net investment income (loss) E	(.05)	(.14)	(.03)	(.14)	(.07)	(.08)
Net realized and unrealized gain (loss)	2.50	3.82	1.31	(2.31)	2.00	(.36)
Total from investment operations	2.45	3.68	1.28	(2.45)	1.93	(.44)
Distributions from net realized gain	(.75)	-	-	-	(.35)	(.22)
Redemption fees added to paid in capital E	- G	.01	- G	- G	- G	.01
Net asset value, end of period	$ 19.06	$ 17.36	$ 13.67	$ 12.39	$ 14.84	$ 13.26
Total Return B, C, D	14.43%	26.99%	10.33%	(16.51)%	14.78%	(3.11)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.12% A	2.28%	2.57%	2.49%	3.36%	3.62%
Expenses net of voluntary waivers, if any	2.12% A	2.25%	2.25%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.06% A	2.22%	2.18%	2.24%	2.24%	2.24%
Net investment income (loss)	(.50)% A	(.87)%	(.26)%	(1.00)%	(.47)%	(.57)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,792	$ 9,507	$ 5,307	$ 5,143	$ 2,847	$ 625
Portfolio turnover rate	101% A	106%	149%	45%	78%	111%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 18.48	$ 14.41	$ 12.96	$ 15.37	$ 13.70	$ 14.28
Income from Investment Operations
Net investment income (loss) D	.05	.02	.09	- F	.08	.06
Net realized and unrealized gain (loss)	2.65	4.04	1.39	(2.41)	2.05	(.36)
Total from investment operations	2.70	4.06	1.48	(2.41)	2.13	(.30)
Distributions from net investment income	-	-	(.03)	-	(.07)	-
Distributions from net realized gain	(.95)	-	-	-	(.40)	(.29)
Total distributions	(.95)	-	(.03)	-	(.47)	(.29)
Redemption fees added to paid in capital D	- F	.01	- F	- F	.01	.01
Net asset value, end of period	$ 20.23	$ 18.48	$ 14.41	$ 12.96	$ 15.37	$ 13.70
Total Return B, C	15.01%	28.24%	11.46%	(15.68)%	15.95%	(2.04)%
Ratios to Average Net Assets E
Expenses before expense reductions	1.13% A	1.38%	1.55%	1.45%	2.27%	2.50%
Expenses net of voluntary waivers, if any	1.13% A	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.08% A	1.22%	1.18%	1.24%	1.24%	1.24%
Net investment income (loss)	.48% A	.13%	.74%	-	.53%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,139	$ 1,490	$ 1,156	$ 2,104	$ 1,751	$ 1,706
Portfolio turnover rate	101% A	106%	149%	45%	78%	111%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Cyclical Industries Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Cyclical Industries

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 15,181,727
Unrealized depreciation	(1,660,302)
Net unrealized appreciation (depreciation)	$ 13,521,425
Cost for federal income tax purposes	$ 92,067,844

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $84,237,211 and $38,956,551, respectively. The fund realized a loss on the sale of an investment not meeting the investment restrictions of the fund. The loss was fully reimbursed by the fund's investment advisor.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 27,620	$ -
Class T	.25%	.25%	63,294	-
Class B	.75%	.25%	96,856	72,642
Class C	.75%	.25%	59,445	21,925
			$ 247,215	$ 94,567

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 43,403
Class T	7,101
Class B *	32,194
Class C *	1,214
$ 83,912

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 36,255	.33 *
Class T	38,824	.31 *
Class B	34,208	.35 *
Class C	18,074	.30 *
Institutional Class	3,418	.32 *
	$ 130,779

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $41,269 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,254 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Cyclical Industries

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $21,042 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $59.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, two otherwise unaffiliated shareholders were the owners of record of 12% and 15%, respectively of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2005	Year ended July 31, 2004
From net realized gain
Class A	$ 1,008,608	$ -
Class T	1,078,511	-
Class B	740,358	-
Class C	457,235	-
Institutional Class	91,742	-
Total	$ 3,376,454	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2005	Year ended July 31, 2004	Six months ended January 31, 2005	Year ended July 31, 2004
Class A
Shares sold	923,388	906,243	$ 17,334,460	$ 15,361,054
Reinvestment of distributions	37,514	-	702,374	-
Shares redeemed	(167,312)	(511,353)	(3,148,873)	(8,642,465)
Net increase (decrease)	793,590	394,890	$ 14,887,961	$ 6,718,589
Class T
Shares sold	1,024,765	524,204	$ 18,947,402	$ 8,942,910
Reinvestment of distributions	55,963	-	1,036,098	-
Shares redeemed	(91,640)	(184,575)	(1,705,359)	(3,062,075)
Net increase (decrease)	989,088	339,629	$ 18,278,141	$ 5,880,835
Class B
Shares sold	570,908	439,402	$ 10,384,506	$ 7,031,675
Reinvestment of distributions	34,674	-	620,788	-
Shares redeemed	(139,908)	(249,000)	(2,517,276)	(4,000,080)
Net increase (decrease)	465,674	190,402	$ 8,488,018	$ 3,031,595
Class C
Shares sold	300,649	350,466	$ 5,487,771	$ 5,537,878
Reinvestment of distributions	19,147	-	344,742	-
Shares redeemed	(91,273)	(191,062)	(1,642,980)	(3,095,385)
Net increase (decrease)	228,523	159,404	$ 4,189,533	$ 2,442,493
Institutional Class
Shares sold	85,289	56,561	$ 1,690,027	$ 991,073
Reinvestment of distributions	3,419	-	65,261	-
Shares redeemed	(14,134)	(56,142)	(274,058)	(928,220)
Net increase (decrease)	74,574	419	$ 1,481,230	$ 62,853

Cyclical Industries

Advisor Developing Communications Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period * August 1, 2004 to January 31, 2005
Class A
Actual	$ 1,000.00	$ 1,128.60	$ 8.05**
Hypothetical A	$ 1,000.00	$ 1,017.64	$ 7.63**
Class T
Actual	$ 1,000.00	$ 1,126.50	$ 9.38**
Hypothetical A	$ 1,000.00	$ 1,016.38	$ 8.89**
Class B
Actual	$ 1,000.00	$ 1,124.20	$ 12.05**
Hypothetical A	$ 1,000.00	$ 1,013.86	$ 11.42**
Class C
Actual	$ 1,000.00	$ 1,124.20	$ 12.05**
Hypothetical A	$ 1,000.00	$ 1,013.86	$ 11.42**
Institutional Class
Actual	$ 1,000.00	$ 1,128.80	$ 6.71**
Hypothetical A	$ 1,000.00	$ 1,018.90	$ 6.36**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.50%**
Class T	1.75%**
Class B	2.25%**
Class C	2.25%**
Institutional Class	1.25%**

Semiannual Report

Advisor Developing Communications Fund

Shareholder Expense Example - continued

** If changes to voluntary expense limitations effective February 1, 2005 had been in effect during the period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.40%
Actual		$ 7.51
HypotheticalA		$ 7.12
Class T	1.65%
Actual		$ 8.85
HypotheticalA		$ 8.39
Class B	2.15%
Actual		$ 11.51
HypotheticalA		$ 10.92
Class C	2.15%
Actual		$ 11.51
HypotheticalA		$ 10.92
Institutional Class	1.15%
Actual		$ 6.17
HypotheticalA		$ 5.85

A 5% return per year before expenses

Developing Communications

Advisor Developing Communications Fund

Investment Summary

Top Ten Stocks as of January 31, 2005
% of fund's net assets
Juniper Networks, Inc.	7.9
QUALCOMM, Inc.	7.0
Comverse Technology, Inc.	5.7
Nokia Corp. sponsored ADR	5.4
Motorola, Inc.	4.5
Research In Motion Ltd.	3.5
Freescale Semiconductor, Inc. Class A	2.5
Wireless Facilities, Inc.	2.0
Mindspeed Technologies, Inc.	2.0
Cisco Systems, Inc.	1.8
42.3
Top Industries as of January 31, 2005
% of fund's net assets
Communications Equipment	59.2%
Semiconductors & Semiconductor Equipment	17.6%
Electronic Equipment & Instruments	6.7%
Wireless Telecommunication Services	5.8%
Software	4.8%
All Others *	5.9%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Developing Communications Fund

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (Note 1)
COMMERCIAL SERVICES & SUPPLIES - 0.2%
51job, Inc. ADR	1,200	$ 29,040
COMMUNICATIONS EQUIPMENT - 59.2%
ADC Telecommunications, Inc. (a)	16,700	42,919
Adva AG Optical Networking (a)	12,920	83,694
Alcatel SA sponsored ADR (a)	10,740	153,797
Alvarion Ltd. (a)	10,800	111,672
Andrew Corp. (a)	14,100	184,146
AudioCodes Ltd. (a)	11,900	181,713
Avanex Corp. (a)	2,700	6,264
Avaya, Inc. (a)	15,550	223,143
Bookham, Inc. (a)	3,970	14,014
Brooktrout, Inc. (a)	2,400	27,696
C-COR.net Corp. (a)	24	191
Carrier Access Corp. (a)	9,200	67,896
CIENA Corp. (a)	68,450	174,548
Cisco Systems, Inc. (a)	13,400	241,736
Comverse Technology, Inc. (a)	34,160	763,476
Ditech Communications Corp. (a)	8,050	107,065
Enterasys Networks, Inc. (a)	82,130	115,803
Extreme Networks, Inc. (a)	15,456	98,918
Foundry Networks, Inc. (a)	6,280	64,558
Foxconn International Holdings Ltd. (a)	2,000	995
Harmonic, Inc. (a)	100	1,140
InterDigital Communication Corp. (a)	800	14,288
Ixia (a)	1,300	20,176
JDS Uniphase Corp. (a)	14,000	29,960
Juniper Networks, Inc. (a)	41,850	1,051,691
Motorola, Inc.	37,800	594,972
MRV Communications, Inc. (a)	15,400	55,748
NMS Communications Corp. (a)	34,700	218,610
Nokia Corp. sponsored ADR	47,300	722,744
Oplink Communications, Inc. (a)	3,100	4,681
Packeteer, Inc. (a)	2,800	40,824
Plantronics, Inc.	900	33,489
Polycom, Inc. (a)	1,900	32,832
Powerwave Technologies, Inc. (a)	20,140	158,502
QUALCOMM, Inc.	25,200	938,448
Redback Networks, Inc. (a)	10,583	72,176
REMEC, Inc. (a)	7,700	54,670
Research In Motion Ltd. (a)	6,640	472,539
Riverstone Networks, Inc. (a)	101,300	115,482
SeaChange International, Inc. (a)	3,400	55,828
SiRF Technology Holdings, Inc.	15,200	160,360
Sonus Networks, Inc. (a)	22,904	140,402
SpectraLink Corp.	300	4,977
Stratex Networks, Inc. (a)	8,700	19,836
Tekelec (a)	4,220	77,015
Telefonaktiebolaget LM Ericsson ADR (a)	22	645
Tellabs, Inc. (a)	9,100	64,792
Telson Electronics Co. Ltd. (a)	16,942	0
TTP Communications PLC (a)	68,400	64,412

	Shares	Value (Note 1)
Tut Systems, Inc. (a)	2,400	$ 8,784
WJ Communications, Inc. (a)	449	1,565
TOTAL COMMUNICATIONS EQUIPMENT		7,895,832
COMPUTERS & PERIPHERALS - 1.6%
Compal Electronics, Inc.	5,299	4,987
Concurrent Computer Corp. (a)	28,817	61,380
Emulex Corp. (a)	400	6,548
Hutchinson Technology, Inc. (a)	1,000	35,300
NEC Corp. ADR	90	518
Storage Technology Corp. (a)	900	28,341
Western Digital Corp. (a)	6,400	68,928
TOTAL COMPUTERS & PERIPHERALS		206,002
CONSTRUCTION & ENGINEERING - 0.1%
Dycom Industries, Inc. (a)	500	13,585
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.6%
PT Indosat Tbk ADR	700	21,805
Philippine Long Distance Telephone Co. sponsored ADR (a)	1,600	41,600
PT Telkomunikasi Indonesia Tbk sponsored ADR	1,000	20,750
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		84,155
ELECTRONIC EQUIPMENT & INSTRUMENTS - 6.7%
Aeroflex, Inc. (a)	22,300	214,526
AU Optronics Corp. sponsored ADR	12,675	196,082
Brightpoint, Inc. (a)	1,500	26,865
CellStar Corp. (a)	8,904	28,404
KEMET Corp. (a)	8,600	72,670
LG.Philips LCD Co. Ltd. ADR	1,600	34,560
Merix Corp. (a)	4,668	43,039
Photon Dynamics, Inc. (a)	4,600	99,314
Solectron Corp. (a)	16,800	83,496
TTM Technologies, Inc. (a)	6,200	58,280
Vishay Intertechnology, Inc. (a)	2,600	33,982
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		891,218
HOUSEHOLD DURABLES - 0.3%
Thomson SA	1,700	43,119
INTERNET SOFTWARE & SERVICES - 1.2%
AsiaInfo Holdings, Inc. (a)	12,500	63,500
Google, Inc. Class A (sub. vtg.)	300	58,689
Openwave Systems, Inc. (a)	2,407	32,783
Sina Corp. (a)	200	5,300
TOTAL INTERNET SOFTWARE & SERVICES		160,272
MEDIA - 0.1%
News Corp. Class A	534	9,078
Common Stocks - continued
	Shares	Value (Note 1)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 17.6%
Agere Systems, Inc. Class B (a)	67,150	$ 96,696
AMIS Holdings, Inc. (a)	1,900	20,444
Amkor Technology, Inc. (a)	3,200	14,176
Applied Micro Circuits Corp. (a)	25,600	84,736
ARM Holdings PLC sponsored ADR	7,300	40,223
Atheros Communications, Inc.	1,300	14,040
Atmel Corp. (a)	36,500	111,690
Broadcom Corp. Class A (a)	1,300	41,379
Cypress Semiconductor Corp. (a)	3,900	44,460
Exar Corp. (a)	800	11,496
Fairchild Semiconductor International, Inc. (a)	2,700	38,529
FormFactor, Inc. (a)	1,100	25,047
Freescale Semiconductor, Inc.:
Class A	19,600	335,160
Class B (a)	12,925	225,800
Genesis Microchip, Inc. (a)	1,100	13,970
Helix Technology Corp.	2,800	41,076
Integrated Circuit Systems, Inc. (a)	1,100	20,900
Integrated Device Technology, Inc. (a)	12,400	145,576
Intersil Corp. Class A	2,200	32,626
LTX Corp. (a)	5,100	29,631
Marvell Technology Group Ltd. (a)	1,600	53,520
Microsemi Corp. (a)	1,000	15,430
Microtune, Inc. (a)	2,300	10,626
Mindspeed Technologies, Inc. (a)	111,781	259,891
National Semiconductor Corp.	6,100	103,273
Netlogic Microsystems, Inc.	1,900	24,491
O2Micro International Ltd. (a)	7,800	69,186
ON Semiconductor Corp. (a)	8,500	31,110
Pixelworks, Inc. (a)	1,500	14,085
PowerDsine Ltd.	1,200	14,304
RF Micro Devices, Inc. (a)	5,000	27,350
Sigma Designs, Inc. (a)	1,000	8,720
Silicon Image, Inc. (a)	3,600	42,876
Silicon Laboratories, Inc. (a)	1,000	34,100
Skyworks Solutions, Inc. (a)	3,500	26,565
Teradyne, Inc. (a)	1,500	21,045
Varian Semiconductor Equipment Associates, Inc. (a)	2,400	82,272
Vitesse Semiconductor Corp. (a)	43,300	125,570
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		2,352,069
SOFTWARE - 4.8%
BEA Systems, Inc. (a)	4,200	35,784
Computer Associates International, Inc.	5	136
Intervoice, Inc. (a)	9,400	111,578
JAMDAT Mobile, Inc.	7,310	160,308
Macromedia, Inc. (a)	1,800	61,632
Macrovision Corp. (a)	4,836	112,824
NAVTEQ Corp.	400	15,316

	Shares	Value (Note 1)
Oracle Corp. (a)	3,400	$ 46,818
Portal Software, Inc. (a)	5,000	14,100
RADWARE Ltd. (a)	2,700	65,853
Ulticom, Inc. (a)	1,398	19,292
TOTAL SOFTWARE		643,641
WIRELESS TELECOMMUNICATION SERVICES - 5.8%
Centennial Communications Corp. Class A (a)	1,600	13,920
Crown Castle International Corp. (a)	5,200	85,280
Leap Wireless International, Inc. (a)	2,500	68,125
Nextel Partners, Inc. Class A (a)	4,600	91,494
NII Holdings, Inc. (a)	1,800	96,840
SpectraSite, Inc. (a)	1,400	82,040
Telesystem International Wireless, Inc. (a)	4,820	68,355
Wireless Facilities, Inc. (a)	31,033	264,401
TOTAL WIRELESS TELECOMMUNICATION SERVICES		770,455
TOTAL COMMON STOCKS (Cost $13,280,894)		13,098,466
Money Market Funds - 0.2%

Fidelity Cash Central Fund, 2.31% (b) (Cost $22,398)	22,398	22,398
Cash Equivalents - 0.3%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.45%, dated 1/31/05 due 2/1/05) (Cost $36,000)	$ 36,002	36,000
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $13,339,292)		13,156,864
NET OTHER ASSETS - 1.3%		177,640
NET ASSETS - 100%		$ 13,334,504
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	81.4%
Finland	5.4%
Canada	4.0%
Israel	2.8%
Taiwan	1.5%
France	1.5%
Others (individually less than 1%)	3.4%
100.0%
Income Tax Information
At July 31, 2004, the fund had a capital loss carryforward of approximately $479,837 all of which will expire on July 31, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Developing Communications Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $36,000) (cost $13,339,292) - See accompanying schedule		$ 13,156,864
Cash		717
Foreign currency held at value (cost $149,782)		159,398
Receivable for investments sold		492,307
Receivable for fund shares sold		10,438
Dividends receivable		3,163
Interest receivable		255
Prepaid expenses		51
Receivable from investment adviser for expense reductions		5,695
Other affiliated receivables		23
Other receivables		11,068
Total assets		13,839,979
Liabilities
Payable for investments purchased	$ 379,802
Payable for fund shares redeemed	81,812
Accrued management fee	6,930
Distribution fees payable	7,832
Other affiliated payables	7,277
Other payables and accrued expenses	21,822
Total liabilities		505,475
Net Assets		$ 13,334,504
Net Assets consist of:
Paid in capital		$ 15,708,659
Accumulated net investment loss		(100,969)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,100,411)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(172,775)
Net Assets		$ 13,334,504
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,363,293 ÷ 456,193 shares)		$ 7.37
Maximum offering price per share (100/94.25 of $7.37)		$ 7.82
Class T: Net Asset Value and redemption price per share ($3,267,328 ÷ 447,541 shares)		$ 7.30
Maximum offering price per share (100/96.50 of $7.30)		$ 7.56
Class B: Net Asset Value and offering price per share ($3,308,576 ÷ 462,552 shares) A		$ 7.15
Class C: Net Asset Value and offering price per share ($3,009,576 ÷ 420,895 shares) A		$ 7.15
Institutional Class: Net Asset Value, offering price and redemption price per share ($385,731 ÷ 51,758 shares)		$ 7.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2005 (Unaudited)

Investment Income
Dividends		$ 15,624
Interest		4,912
		20,536
Less foreign taxes withheld		(1,461)
Total income		19,075

Expenses
Management fee	$ 41,061
Transfer agent fees	39,779
Distribution fees	45,692
Accounting fees and expenses	14,249
Non-interested trustees' compensation	42
Custodian fees and expenses	11,372
Registration fees	44,218
Audit	21,274
Legal	17
Miscellaneous	63
Total expenses before reductions	217,767
Expense reductions	(97,723)	120,044
Net investment income (loss)		(100,969)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(1,141,583)
Foreign currency transactions	552
Total net realized gain (loss)		(1,141,031)
Change in net unrealized appreciation (depreciation) on: Investment securities	2,769,554
Assets and liabilities in foreign currencies	9,752
Total change in net unrealized appreciation (depreciation)		2,779,306
Net gain (loss)		1,638,275
Net increase (decrease) in net assets resulting from operations		$ 1,537,306

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Developing Communications Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2005 (Unaudited)	Year ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (100,969)	$ (212,872)
Net realized gain (loss)	(1,141,031)	3,031,717
Change in net unrealized appreciation (depreciation)	2,779,306	(3,435,275)
Net increase (decrease) in net assets resulting from operations	1,537,306	(616,430)
Share transactions - net increase (decrease)	(1,722,762)	8,358,921
Redemption fees	4,722	70,726
Total increase (decrease) in net assets	(180,734)	7,813,217

Net Assets
Beginning of period	13,515,238	5,702,021
End of period (including accumulated net investment loss of $100,969 and $0, respectively)	$ 13,334,504	$ 13,515,238

Financial Highlights - Class A

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.53	$ 5.57	$ 3.96	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.09)	(.04)	(.05)	(.04)
Net realized and unrealized gain (loss)	.88	1.01	1.65	(4.40)	(1.57)
Total from investment operations	.84	.92	1.61	(4.45)	(1.61)
Redemption fees added to paid in capital E	- H	.04	- H	.01	.01
Net asset value, end of period	$ 7.37	$ 6.53	$ 5.57	$ 3.96	$ 8.40
Total Return B, C, D	12.86%	17.24%	40.66%	(52.86)%	(16.00)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.56% A	2.38%	6.13%	4.97%	6.46% A
Expenses net of voluntary waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.29% A	1.35%	1.36%	1.40%	1.45% A
Net investment income (loss)	(1.02)% A	(1.18)%	(.82)%	(.85)%	(.74)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,363	$ 3,480	$ 970	$ 371	$ 934
Portfolio turnover rate	321% A	306%	167%	305%	644% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period December 27, 2000 (commencement of operations) to July 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Developing Communications

Financial Highlights - Class T

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.48	$ 5.54	$ 3.95	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.10)	(.05)	(.07)	(.05)
Net realized and unrealized gain (loss)	.86	1.00	1.64	(4.39)	(1.56)
Total from investment operations	.82	.90	1.59	(4.46)	(1.61)
Redemption fees added to paid in capital E	- H	.04	- H	.01	.01
Net asset value, end of period	$ 7.30	$ 6.48	$ 5.54	$ 3.95	$ 8.40
Total Return B, C, D	12.65%	16.97%	40.25%	(52.98)%	(16.00)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.14% A	3.06%	6.82%	5.36%	6.66% A
Expenses net of voluntary waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.54% A	1.60%	1.61%	1.64%	1.70% A
Net investment income (loss)	(1.27)% A	(1.43)%	(1.07)%	(1.10)%	(.99)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,267	$ 3,250	$ 1,723	$ 775	$ 2,131
Portfolio turnover rate	321% A	306%	167%	305%	644% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period December 27, 2000 (commencement of operations) to July 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.36	$ 5.47	$ 3.92	$ 8.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.13)	(.07)	(.10)	(.07)
Net realized and unrealized gain (loss)	.85	.98	1.62	(4.36)	(1.57)
Total from investment operations	.79	.85	1.55	(4.46)	(1.64)
Redemption fees added to paid in capital E	- H	.04	- H	.01	.01
Net asset value, end of period	$ 7.15	$ 6.36	$ 5.47	$ 3.92	$ 8.37
Total Return B, C, D	12.42%	16.27%	39.54%	(53.17)%	(16.30)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.44% A	3.48%	6.88%	5.62%	7.21% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.04% A	2.11%	2.11%	2.14%	2.20% A
Net investment income (loss)	(1.77)% A	(1.93)%	(1.56)%	(1.60)%	(1.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,309	$ 2,998	$ 1,846	$ 1,162	$ 2,236
Portfolio turnover rate	321% A	306%	167%	305%	644% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period December 27, 2000 (commencement of operations) to July 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.36	$ 5.47	$ 3.92	$ 8.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.14)	(.07)	(.10)	(.07)
Net realized and unrealized gain (loss)	.85	.99	1.62	(4.36)	(1.57)
Total from investment operations	.79	.85	1.55	(4.46)	(1.64)
Redemption fees added to paid in capital E	- H	.04	- H	.01	.01
Net asset value, end of period	$ 7.15	$ 6.36	$ 5.47	$ 3.92	$ 8.37
Total Return B, C, D	12.42%	16.27%	39.54%	(53.17)%	(16.30)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.29% A	3.19%	6.81%	5.49%	7.09% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.04% A	2.10%	2.11%	2.14%	2.20% A
Net investment income (loss)	(1.77)% A	(1.93)%	(1.57)%	(1.60)%	(1.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,010	$ 3,180	$ 1,009	$ 667	$ 1,566
Portfolio turnover rate	321% A	306%	167%	305%	644% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period December 27, 2000 (commencement of operations) to July 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 6.60	$ 5.61	$ 3.98	$ 8.42	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.03)	(.07)	(.03)	(.04)	(.03)
Net realized and unrealized gain (loss)	.88	1.02	1.66	(4.41)	(1.56)
Total from investment operations	.85	.95	1.63	(4.45)	(1.59)
Redemption fees added to paid in capital D	- G	.04	- G	.01	.01
Net asset value, end of period	$ 7.45	$ 6.60	$ 5.61	$ 3.98	$ 8.42
Total Return B, C	12.88%	17.65%	40.95%	(52.73)%	(15.80)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.06% A	1.55%	5.34%	4.24%	5.95% A
Expenses net of voluntary waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.25% A
Expenses net of all reductions	1.04% A	1.11%	1.11%	1.14%	1.20% A
Net investment income (loss)	(.77)% A	(.93)%	(.57)%	(.60)%	(.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 386	$ 607	$ 154	$ 100	$ 283
Portfolio turnover rate	321% A	306%	167%	305%	644% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period December 27, 2000 (commencement of operations) to July 31, 2001. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Developing Communications

Notes to Financial Statements

For the period ended January 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Developing Communications Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,110,662
Unrealized depreciation	(1,562,138)
Net unrealized appreciation (depreciation)	$ (451,476)
Cost for federal income tax purposes	$ 13,608,340

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $21,735,602 and $22,997,565, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 4,927	$ 27
Class T	.25%	.25%	8,342	46
Class B	.75%	.25%	17,047	12,813
Class C	.75%	.25%	15,376	8,367
			$ 45,692	$ 21,253

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Developing Communications

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,994
Class T	1,252
Class B *	8,342
Class C *	5,159
$ 16,747

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 9,147	.46 *
Class T	13,242	.79 *
Class B	10,006	.59 *
Class C	6,811	.44 *
Institutional Class	573	.21 *
	$ 39,779

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,766 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,339 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement. Effective February 1, 2005 the expense limitations will be changed to 1.40%, 1.65%, 2.15%, 2.15% and 1.15% for Class A, T, B, C, and Institutional, respectively.

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 20,878
Class T	1.75%	23,246
Class B	2.25%	20,154
Class C	2.25%	16,020
Institutional Class	1.25%	2,203
		$ 82,501

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $15,222 for the period.

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2005	Year ended July 31, 2004	Six months ended January 31, 2005	Year ended July 31, 2004
Class A
Shares sold	361,880	856,040	$ 2,626,691	$ 6,688,889
Shares redeemed	(438,318)	(497,414)	(3,143,045)	(3,670,051)
Net increase (decrease)	(76,438)	358,626	$ (516,354)	$ 3,018,838
Class T
Shares sold	93,394	608,342	$ 672,358	$ 4,433,681
Shares redeemed	(147,392)	(417,749)	(1,020,390)	(2,928,626)
Net increase (decrease)	(53,998)	190,593	$ (348,032)	$ 1,505,055
Class B
Shares sold	152,388	592,476	$ 1,078,718	$ 4,376,737
Shares redeemed	(160,873)	(458,816)	(1,136,284)	(3,282,550)
Net increase (decrease)	(8,485)	133,660	$ (57,566)	$ 1,094,187
Class C
Shares sold	90,647	580,072	$ 651,250	$ 4,396,643
Shares redeemed	(169,581)	(264,829)	(1,139,107)	(1,922,022)
Net increase (decrease)	(78,934)	315,243	$ (487,857)	$ 2,474,621
Institutional Class
Shares sold	7,506	609,795	$ 56,651	$ 4,639,769
Shares redeemed	(47,762)	(545,179)	(369,604)	(4,373,549)
Net increase (decrease)	(40,256)	64,616	$ (312,953)	$ 266,220

Developing Communications

Advisor Electronics Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period* August 1, 2004 to January 31, 2005
Class A
Actual	$ 1,000.00	$ 1,039.50	$ 7.71**
HypotheticalA	$ 1,000.00	$ 1,017.64	$ 7.63**
Class T
Actual	$ 1,000.00	$ 1,038.30	$ 8.99**
HypotheticalA	$ 1,000.00	$ 1,016.38	$ 8.89**
Class B
Actual	$ 1,000.00	$ 1,035.80	$ 11.55**
HypotheticalA	$ 1,000.00	$ 1,013.86	$ 11.42**
Class C
Actual	$ 1,000.00	$ 1,035.90	$ 11.55**
HypotheticalA	$ 1,000.00	$ 1,013.86	$ 11.42**
Institutional Class
Actual	$ 1,000.00	$ 1,042.10	$ 6.43**
HypotheticalA	$ 1,000.00	$ 1,018.90	$ 6.36**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.50%**
Class T	1.75%**
Class B	2.25%**
Class C	2.25%**
Institutional Class	1.25%**

Semiannual Report

Advisor Electronics Fund

Shareholder Expense Example - continued

** If fees effective January 1, 2005 and changes to voluntary expense limitations effective February 1, 2005 had been in effect during the period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.40%
Actual		$ 7.20
HypotheticalA		$ 7.12
Class T	1.65%
Actual		$ 8.48
HypotheticalA		$ 8.39
Class B	2.15%
Actual		$ 11.04
HypotheticalA		$ 10.92
Class C	2.15%
Actual		$ 11.04
HypotheticalA		$ 10.92
Institutional Class	1.15%
Actual		$ 5.92
HypotheticalA		$ 5.85

A 5% return per year before expenses

Electronics

Advisor Electronics Fund

Investment Summary

Top Ten Stocks as of January 31, 2005
% of fund's net assets
Intel Corp.	10.5
National Semiconductor Corp.	9.4
Analog Devices, Inc.	8.7
Lam Research Corp.	6.8
Marvell Technology Group Ltd.	4.7
KLA-Tencor Corp.	4.2
Flextronics International Ltd.	3.9
Hon Hai Precision Industries Co. Ltd.	3.8
Applied Materials, Inc.	3.8
Maxim Integrated Products, Inc.	3.3
59.1
Top Industries as of January 31, 2005
% of fund's net assets
Semiconductors & Semiconductor Equipment	74.9%
Electronic Equipment & Instruments	14.8%
Communications Equipment	2.6%
Computers & Peripherals	1.4%
Biotechnology	1.4%
All Others *	4.9%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Electronics Fund

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 1.4%
Affymetrix, Inc. (a)	14,190	$ 584,060
BUILDING PRODUCTS - 0.5%
Asahi Glass Co. Ltd. ADR	1,900	202,350
CHEMICALS - 0.5%
Nitto Denko Corp.	4,000	212,690
COMMUNICATIONS EQUIPMENT - 2.6%
Corning, Inc. (a)	99,100	1,084,154
COMPUTERS & PERIPHERALS - 1.4%
QLogic Corp. (a)	5,700	218,196
Quanta Computer, Inc.	226,274	376,236
TOTAL COMPUTERS & PERIPHERALS		594,432
ELECTRONIC EQUIPMENT & INSTRUMENTS - 14.8%
Amphenol Corp. Class A	13,360	525,449
Arrow Electronics, Inc. (a)	32,800	774,408
Avnet, Inc. (a)	24,900	446,208
AVX Corp.	19,000	220,400
Flextronics International Ltd. (a)	114,900	1,625,835
Hon Hai Precision Industries Co. Ltd.	363,949	1,598,521
Ingram Micro, Inc. Class A (a)	22,700	419,496
M-Flex Electronix, Inc.	7,000	114,100
Mettler-Toledo International, Inc. (a)	3,000	150,480
SpatiaLight, Inc. (a)(d)	54,100	254,270
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		6,129,167
INTERNET SOFTWARE & SERVICES - 1.1%
Google, Inc. Class A (sub. vtg.)	2,200	430,386
OFFICE ELECTRONICS - 1.1%
Canon, Inc. ADR	8,200	431,156
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 74.9%
Agere Systems, Inc. Class A (a)	427,200	615,168
Altera Corp. (a)	46,000	883,200
Analog Devices, Inc.	100,850	3,619,507
Applied Materials, Inc. (a)	99,960	1,589,364
ATI Technologies, Inc. (a)	23,600	409,418
ATMI, Inc. (a)	17,013	386,705
Axcelis Technologies, Inc. (a)	44,300	330,921
DSP Group, Inc. (a)	13,900	344,859
Exar Corp. (a)	16,600	238,542
FormFactor, Inc. (a)	19,000	432,630
Freescale Semiconductor, Inc. Class A	34,500	589,950
Integrated Circuit Systems, Inc. (a)	16,000	304,000
Intel Corp.	194,490	4,366,299
International Rectifier Corp. (a)	8,600	336,690
KLA-Tencor Corp. (a)	37,390	1,729,288
Lam Research Corp. (a)	104,630	2,799,899
Marvell Technology Group Ltd. (a)	58,600	1,960,170
Maxim Integrated Products, Inc.	35,400	1,380,954

	Shares	Value (Note 1)
National Semiconductor Corp.	230,820	$ 3,907,783
O2Micro International Ltd. (a)	66,300	588,081
Samsung Electronics Co. Ltd.	2,620	1,263,419
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	41,418	362,408
Teradyne, Inc. (a)	37,430	525,143
Texas Instruments, Inc.	49,480	1,148,431
Varian Semiconductor Equipment Associates, Inc. (a)	13,100	449,068
Volterra Semiconductor Corp.	27,700	494,722
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		31,056,619
SOFTWARE - 1.0%
Cadence Design Systems, Inc. (a)	23,783	317,027
Synopsys, Inc. (a)	6,100	103,700
TOTAL SOFTWARE		420,727
TOTAL COMMON STOCKS (Cost $43,196,488)		41,145,741
Money Market Funds - 0.8%

Fidelity Cash Central Fund, 2.31% (b)(c) (Cost $329,683)	329,683	329,683
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $43,526,171)		41,475,424
NET OTHER ASSETS - (0.1)%		(25,058)
NET ASSETS - 100%		$ 41,450,366
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	78.2%
Taiwan	5.6%
Bermuda	4.7%
Singapore	3.9%
Korea (South)	3.1%
Japan	2.1%
Cayman Islands	1.4%
Canada	1.0%
100.0%
Income Tax Information
At July 31, 2004, the fund had a capital loss carryforward of approximately $13,968,243 of which $5,872,965, $5,827,947 and $2,267,331 will expire on July 31, 2010, 2011 and 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Electronics Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $190,350) (cost $43,526,171) - See accompanying schedule		$ 41,475,424
Cash		263,933
Foreign currency held at value (cost $282,097)		282,974
Receivable for investments sold		33,835
Receivable for fund shares sold		22,593
Dividends receivable		20,229
Interest receivable		2,128
Other receivables		9,307
Total assets		42,110,423

Liabilities
Payable for investments purchased	$ 263,933
Payable for fund shares redeemed	92,849
Accrued management fee	48,964
Distribution fees payable	23,745
Other affiliated payables	19,288
Other payables and accrued expenses	18,903
Collateral on securities loaned, at value	192,375
Total liabilities		660,057

Net Assets		$ 41,450,366
Net Assets consist of:
Paid in capital		$ 61,800,495
Accumulated net investment loss		(320,670)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(17,979,796)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,049,663)
Net Assets		$ 41,450,366
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,384,128 ÷ 1,225,499 shares)		$ 6.84
Maximum offering price per share (100/94.25 of $6.84)		$ 7.26
Class T: Net Asset Value and redemption price per share ($13,080,679 ÷ 1,928,665 shares)		$ 6.78
Maximum offering price per share (100/96.50 of $6.78)		$ 7.03
Class B: Net Asset Value and offering price per share ($9,186,247 ÷ 1,380,875 shares) A		$ 6.65
Class C: Net Asset Value and offering price per share ($10,108,771 ÷ 1,521,847 shares) A		$ 6.64
Institutional Class: Net Asset Value, offering price and redemption price per share ($690,541 ÷ 99,670 shares)		$ 6.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2005 (Unaudited)

Investment Income
Dividends		$ 69,749
Interest		13,884
Security lending		2,054
Total income		85,687

Expenses
Management fee	$ 125,008
Transfer agent fees	107,949
Distribution fees	147,094
Accounting and security lending fees	15,934
Non-interested trustees' compensation	130
Custodian fees and expenses	7,003
Registration fees	45,299
Audit	21,335
Legal	20
Miscellaneous	404
Total expenses before reductions	470,176
Expense reductions	(63,819)	406,357
Net investment income (loss)		(320,670)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(2,986,139)
Foreign currency transactions	(1,837)
Total net realized gain (loss)		(2,987,976)
Change in net unrealized appreciation (depreciation) on: Investment securities	4,779,575
Assets and liabilities in foreign currencies	1,611
Total change in net unrealized appreciation (depreciation)		4,781,186
Net gain (loss)		1,793,210
Net increase (decrease) in net assets resulting from operations		$ 1,472,540

See accompanying notes which are an integral part of the financial statements.

Electronics

Statement of Changes in Net Assets

	Six months ended January 31, 2005 (Unaudited)	Year ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (320,670)	$ (914,183)
Net realized gain (loss)	(2,987,976)	5,034,435
Change in net unrealized appreciation (depreciation)	4,781,186	(4,664,426)
Net increase (decrease) in net assets resulting from operations	1,472,540	(544,174)
Share transactions - net increase (decrease)	(5,352,666)	(1,655,023)
Redemption fees	4,294	26,533
Total increase (decrease) in net assets	(3,875,832)	(2,172,664)

Net Assets
Beginning of period	45,326,198	47,498,862
End of period (including accumulated net investment loss of $320,670 and $0, respectively)	$ 41,450,366	$ 45,326,198

Financial Highlights - Class A

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.58	$ 6.59	$ 5.57	$ 9.62	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.09)	(.06)	(.10)	(.04)
Net realized and unrealized gain (loss)	.29	.08	1.07	(3.96)	(.35)
Total from investment operations	.26	(.01)	1.01	(4.06)	(.39)
Redemption fees added to paid in capital E	- H	- H	.01	.01	.01
Net asset value, end of period	$ 6.84	$ 6.58	$ 6.59	$ 5.57	$ 9.62
Total Return B, C, D	3.95%	(.15)%	18.31%	(42.10)%	(3.80)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.70% A	1.55%	1.89%	1.68%	2.57% A
Expenses net of voluntary waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.44% A	1.48%	1.46%	1.49%	1.49% A
Net investment income (loss)	(1.05)% A	(1.15)%	(1.09)%	(1.14)%	(.77)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,384	$ 8,374	$ 8,116	$ 4,912	$ 3,400
Portfolio turnover rate	141% A	84%	66%	58%	98% A
A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period December 27, 2000 (commencement of operations) to July 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.53	$ 6.56	$ 5.55	$ 9.62	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.11)	(.07)	(.12)	(.06)
Net realized and unrealized gain (loss)	.29	.08	1.07	(3.96)	(.33)
Total from investment operations	.25	(.03)	1.00	(4.08)	(.39)
Redemption fees added to paid in capital E	- H	- H	.01	.01	.01
Net asset value, end of period	$ 6.78	$ 6.53	$ 6.56	$ 5.55	$ 9.62
Total Return B, C, D	3.83%	(.46)%	18.20%	(42.31)%	(3.80)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.01% A	1.83%	2.14%	1.91%	2.81% A
Expenses net of voluntary waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.69% A	1.72%	1.71%	1.74%	1.74% A
Net investment income (loss)	(1.29)% A	(1.39)%	(1.33)%	(1.39)%	(1.02)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,081	$ 15,445	$ 14,362	$ 11,615	$ 11,493
Portfolio turnover rate	141% A	84%	66%	58%	98% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period December 27, 2000 (commencement of operations) to July 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.42	$ 6.48	$ 5.52	$ 9.60	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.14)	(.10)	(.16)	(.08)
Net realized and unrealized gain (loss)	.29	.08	1.06	(3.93)	(.33)
Total from investment operations	.23	(.06)	.96	(4.09)	(.41)
Redemption fees added to paid in capital E	- H	- H	- H	.01	.01
Net asset value, end of period	$ 6.65	$ 6.42	$ 6.48	$ 5.52	$ 9.60
Total Return B, C, D	3.58%	(.93)%	17.39%	(42.50)%	(4.00)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.59% A	2.41%	2.76%	2.43%	3.34% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.19% A	2.23%	2.21%	2.24%	2.24% A
Net investment income (loss)	(1.80)% A	(1.90)%	(1.83)%	(1.89)%	(1.52)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,186	$ 8,498	$ 11,335	$ 8,362	$ 10,941
Portfolio turnover rate	141% A	84%	66%	58%	98% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period December 27, 2000 (commencement of operations) to July 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Electronics

Financial Highlights - Class C

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.41	$ 6.47	$ 5.51	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.14)	(.10)	(.16)	(.09)
Net realized and unrealized gain (loss)	.29	.08	1.06	(3.93)	(.33)
Total from investment operations	.23	(.06)	.96	(4.09)	(.42)
Redemption fees added to paid in capital E	- H	- H	- H	.01	.01
Net asset value, end of period	$ 6.64	$ 6.41	$ 6.47	$ 5.51	$ 9.59
Total Return B, C, D	3.59%	(.93)%	17.42%	(42.54)%	(4.10)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.41% A	2.24%	2.52%	2.34%	3.25% A
Expenses net of voluntary waivers, if any	2.25% A	2.24%	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.19% A	2.21%	2.21%	2.24%	2.24% A
Net investment income (loss)	(1.80)% A	(1.88)%	(1.83)%	(1.89)%	(1.52)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,109	$ 12,322	$ 13,061	$ 9,921	$ 10,782
Portfolio turnover rate	141% A	84%	66%	58%	98% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period December 27, 2000 (commencement of operations) to July 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 6.65	$ 6.64	$ 5.60	$ 9.64	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.03)	(.06)	(.04)	(.08)	(.03)
Net realized and unrealized gain (loss)	.31	.07	1.07	(3.97)	(.34)
Total from investment operations	.28	.01	1.03	(4.05)	(.37)
Redemption fees added to paid in capital D	- G	- G	.01	.01	.01
Net asset value, end of period	$ 6.93	$ 6.65	$ 6.64	$ 5.60	$ 9.64
Total Return B, C	4.21%	.15%	18.57%	(41.91)%	(3.60)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.26% A	1.12%	1.46%	1.31%	2.16% A
Expenses net of voluntary waivers, if any	1.25% A	1.12%	1.25%	1.25%	1.25% A
Expenses net of all reductions	1.19% A	1.09%	1.21%	1.24%	1.24% A
Net investment income (loss)	(.80)% A	(.76)%	(.84)%	(.89)%	(.52)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 691	$ 687	$ 625	$ 1,184	$ 622
Portfolio turnover rate	141% A	84%	66%	58%	98% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period December 27, 2000 (commencement of operations) to July 31, 2001. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Electronics Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Electronics

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,709,208
Unrealized depreciation	(5,725,822)
Net unrealized appreciation (depreciation)	$ (3,016,614)
Cost for federal income tax purposes	$ 44,492,038

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $29,808,837 and $33,507,880, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 10,154	$ -
Class T	.25%	.25%	36,808	-
Class B	.75%	.25%	43,617	32,713
Class C	.75%	.25%	56,515	7,244
			$ 147,094	$ 39,957

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,498
Class T	2,911
Class B *	30,615
Class C *	1,790
$ 37,814

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 18,617	.46 *
Class T	38,241	.52 *
Class B	26,152	.60 *
Class C	23,998	.42 *
Institutional Class	941	.28 *
	$ 107,949

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $15,853 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,050 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Electronics

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement. Effective February 1, 2005 the expense limitation will be changed to 1.40%, 1.65%, 2.15%, 2.15% and 1.15% for Class A, T, B, C and Institutional, respectively.

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 7,817
Class T	1.75%	18,912
Class B	2.25%	14,552
Class C	2.25%	9,054
Institutional Class	1.25%	44
		$ 50,379

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $13,142 for the period. In addition through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $298.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2005	Year ended July 31, 2004	Six months ended January 31, 2005	Year ended July 31, 2004
Class A
Shares sold	228,960	1,163,033	$ 1,537,376	$ 9,193,928
Shares redeemed	(276,910)	(1,121,519)	(1,816,135)	(8,464,153)
Net increase (decrease)	(47,950)	41,514	$ (278,759)	$ 729,775
Class T
Shares sold	217,760	880,005	$ 1,442,993	$ 6,765,488
Shares redeemed	(654,934)	(704,477)	(4,331,664)	(5,391,404)
Net increase (decrease)	(437,174)	175,528	$ (2,888,671)	$ 1,374,084
Class B
Shares sold	313,056	538,613	$ 2,112,356	$ 4,191,366
Shares redeemed	(256,015)	(963,986)	(1,667,900)	(7,331,908)
Net increase (decrease)	57,041	(425,373)	$ 444,456	$ (3,140,542)
Class C
Shares sold	167,658	604,856	$ 1,101,204	$ 4,611,449
Shares redeemed	(567,969)	(701,380)	(3,705,417)	(5,302,803)
Net increase (decrease)	(400,311)	(96,524)	$ (2,604,213)	$ (691,354)
Institutional Class
Shares sold	9,542	63,253	$ 62,666	$ 495,615
Shares redeemed	(13,200)	(54,003)	(88,145)	(422,601)
Net increase (decrease)	(3,658)	9,250	$ (25,479)	$ 73,014

Semiannual Report

Advisor Financial Services Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period* August 1, 2004 to January 31, 2005
Class A
Actual	$ 1,000.00	$ 1,102.50	$ 6.68
HypotheticalA	$ 1,000.00	$ 1,018.85	$ 6.41
Class T
Actual	$ 1,000.00	$ 1,101.60	$ 7.84
HypotheticalA	$ 1,000.00	$ 1,017.74	$ 7.53
Class B
Actual	$ 1,000.00	$ 1,098.30	$ 10.58
HypotheticalA	$ 1,000.00	$ 1,015.12	$ 10.16
Class C
Actual	$ 1,000.00	$ 1,099.20	$ 10.32
HypotheticalA	$ 1,000.00	$ 1,015.38	$ 9.91
Institutional Class
Actual	$ 1,000.00	$ 1,104.90	$ 4.56
HypotheticalA	$ 1,000.00	$ 1,020.87	$ 4.38

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.26%
Class T	1.48%
Class B	2.00%
Class C	1.95%
Institutional Class	.86%

Financial Services

Advisor Financial Services Fund

Investment Summary

Top Ten Stocks as of January 31, 2005
% of fund's net assets
Bank of America Corp.	9.2
American International Group, Inc.	8.5
Morgan Stanley	5.2
Merrill Lynch & Co., Inc.	4.8
Wachovia Corp.	4.4
J.P. Morgan Chase & Co.	3.8
American Express Co.	3.7
Wells Fargo & Co.	2.7
Berkshire Hathaway, Inc. Class B	2.7
Citigroup, Inc.	2.3
47.3
Top Industries as of January 31, 2005
% of fund's net assets
Commercial Banks	25.4%
Capital Markets	22.4%
Insurance	21.1%
Consumer Finance	8.7%
Diversified Financial Services	7.7%
All Others *	14.7%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Financial Services Fund

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (Note 1)
CAPITAL MARKETS - 22.4%
American Capital Strategies Ltd.	12,100	$ 411,400
Ameritrade Holding Corp. (a)	472,000	6,102,960
Bank of New York Co., Inc.	45,760	1,359,530
Bear Stearns Companies, Inc.	21,500	2,172,790
Calamos Asset Management, Inc. Class A	15,400	389,004
Charles Schwab Corp.	229,500	2,579,580
E*TRADE Financial Corp. (a)	358,700	4,932,125
Federated Investors, Inc. Class B (non-vtg.)	20,200	593,476
Firstcity Financial Corp. (a)	27,900	329,499
Franklin Resources, Inc.	45,300	3,074,058
Goldman Sachs Group, Inc.	95,700	10,321,245
Investors Financial Services Corp.	11,100	559,551
LaBranche & Co., Inc. (a)(d)	31,500	314,370
Legg Mason, Inc.	18,900	1,459,647
Lehman Brothers Holdings, Inc.	90,400	8,243,576
Merrill Lynch & Co., Inc.	383,500	23,036,845
Morgan Stanley	442,300	24,751,108
Northern Trust Corp.	53,500	2,334,740
optionsXpress Holdings, Inc.	4,500	91,260
Piper Jaffray Companies (a)	2,479	98,119
State Street Corp.	122,300	5,480,263
TradeStation Group, Inc. (a)	242,061	1,476,572
UBS AG (NY Shares)	63,700	5,183,906
Waddell & Reed Financial, Inc. Class A	67,867	1,484,251
TOTAL CAPITAL MARKETS		106,779,875
COMMERCIAL BANKS - 25.4%
Banco Popolare di Verona e Novara	103,500	1,988,049
Bangkok Bank Ltd. PCL (For. Reg.)	346,100	1,041,442
Bank of America Corp.	941,202	43,643,538
Cathay General Bancorp	62,464	2,269,317
Center Financial Corp., California	57,600	1,198,656
City National Corp.	10,100	704,879
East West Bancorp, Inc.	48,677	1,895,482
Hanmi Financial Corp.	46,163	1,640,171
HDFC Bank Ltd. sponsored ADR (d)	49,800	2,216,100
HSBC Holdings PLC sponsored ADR	2,900	240,787
M&T Bank Corp.	5,400	552,744
Mitsubishi Tokyo Financial Group, Inc. (MTFG) sponsored ADR	177,500	1,689,800
Nara Bancorp, Inc.	4,700	93,765
National Bank of Canada	69,400	2,750,724
North Fork Bancorp, Inc., New York	88,234	2,532,316
Royal Bank of Canada	50,500	2,567,624
Silicon Valley Bancshares (a)	35,700	1,557,948
State Bank of India	100,607	1,618,057
Synovus Financial Corp.	1,100	29,843
U.S. Bancorp, Delaware	290,000	8,714,500
UCBH Holdings, Inc.	73,300	3,230,331
Valley National Bancorp	245	6,321

	Shares	Value (Note 1)
Wachovia Corp.	378,977	$ 20,786,888
Wells Fargo & Co.	212,200	13,007,860
Westcorp	103,800	4,730,166
TOTAL COMMERCIAL BANKS		120,707,308
COMMERCIAL SERVICES & SUPPLIES - 1.6%
Asset Acceptance Capital Corp.	203,561	4,168,929
Jackson Hewitt Tax Service, Inc.	165,800	3,694,024
TOTAL COMMERCIAL SERVICES & SUPPLIES		7,862,953
CONSUMER FINANCE - 8.7%
Advanta Corp. Class B	7,500	170,700
American Express Co.	334,800	17,861,580
Capital One Financial Corp.	109,800	8,595,144
First Marblehead Corp. (a)	101,400	6,523,062
MBNA Corp.	208,275	5,535,950
QC Holdings, Inc.	14,275	248,385
SLM Corp.	53,400	2,680,146
TOTAL CONSUMER FINANCE		41,614,967
DIVERSIFIED FINANCIAL SERVICES - 7.7%
Archipelago Holdings, Inc.	52,000	986,440
Chicago Mercantile Exchange Holdings, Inc. Class A	400	85,800
CIT Group, Inc.	154,400	6,233,128
Citigroup, Inc.	219,569	10,769,859
Encore Capital Group, Inc. (a)	19,500	391,755
J.P. Morgan Chase & Co.	482,794	18,022,700
TOTAL DIVERSIFIED FINANCIAL SERVICES		36,489,682
INDUSTRIAL CONGLOMERATES - 1.4%
General Electric Co.	188,300	6,803,279
INSURANCE - 21.1%
ACE Ltd.	187,700	8,146,180
AFLAC, Inc.	93,300	3,686,283
AMBAC Financial Group, Inc.	18,650	1,433,812
American International Group, Inc.	613,360	40,659,634
Berkshire Hathaway, Inc. Class B (a)	4,234	12,677,062
Endurance Specialty Holdings Ltd.	162,470	5,588,968
Fidelity National Financial, Inc.	32,350	1,417,577
Genworth Financial, Inc. Class A	55,200	1,464,456
Hartford Financial Services Group, Inc.	76,300	5,134,227
HCC Insurance Holdings, Inc.	28,100	923,647
Lincoln National Corp.	6,500	299,910
Max Re Capital Ltd.	34,345	734,983
MBIA, Inc.	51,000	3,046,740
MetLife, Inc.	49,800	1,979,550
Montpelier Re Holdings Ltd.	24,500	917,525
PartnerRe Ltd.	26,000	1,647,620
Protective Life Corp.	17,200	707,952
Prudential Financial, Inc.	9,100	490,581
Common Stocks - continued
	Shares	Value (Note 1)
INSURANCE - CONTINUED
Scottish Re Group Ltd.	27,500	$ 634,425
St. Paul Travelers Companies, Inc.	58,000	2,177,320
Sun Life Financial, Inc.	142,200	4,600,403
Torchmark Corp.	17,500	955,500
Unitrin, Inc.	20,900	895,147
TOTAL INSURANCE		100,219,502
IT SERVICES - 0.6%
First Data Corp.	69,300	2,823,282
REAL ESTATE - 2.5%
Apartment Investment & Management Co. Class A	58,400	2,096,560
CBL & Associates Properties, Inc.	12,146	835,402
Duke Realty Corp.	23,000	715,300
Equity Lifestyle Properties, Inc.	14,200	486,776
Equity Residential (SBI)	29,600	933,584
Federal Realty Investment Trust (SBI)	7,400	349,132
Healthcare Realty Trust, Inc.	47,000	1,714,090
Reckson Associates Realty Corp.	25,400	779,272
Simon Property Group, Inc.	54,400	3,225,920
The Mills Corp.	9,500	531,335
Vornado Realty Trust	300	20,742
TOTAL REAL ESTATE		11,688,113
THRIFTS & MORTGAGE FINANCE - 6.7%
Countrywide Financial Corp.	183,774	6,799,638
Doral Financial Corp.	800	34,600
Fannie Mae	69,435	4,484,112
First Niagara Financial Group, Inc.	39,800	543,270
Freddie Mac	67,500	4,407,075
Golden West Financial Corp., Delaware	65,200	4,213,224
Hudson City Bancorp, Inc.	42,600	1,498,242
MGIC Investment Corp.	16,900	1,079,910
Provident Financial Services, Inc.	83,500	1,508,845
Radian Group, Inc.	20,655	990,201
Sovereign Bancorp, Inc.	75,900	1,725,966
The PMI Group, Inc.	28,200	1,121,514
W Holding Co., Inc.	109,774	1,431,453
Washington Mutual, Inc.	49,500	1,997,325
TOTAL THRIFTS & MORTGAGE FINANCE		31,835,375
TOTAL COMMON STOCKS (Cost $363,639,283)		466,824,336
Convertible Preferred Stocks - 0.3%

THRIFTS & MORTGAGE FINANCE - 0.3%
Fannie Mae 5.375% (Cost $1,300,000)	13	1,342,250
Money Market Funds - 0.9%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.31% (b)	2,439,157	$ 2,439,157
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	1,965,500	1,965,500
TOTAL MONEY MARKET FUNDS (Cost $4,404,657)		4,404,657
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $369,343,940)		472,571,243
NET OTHER ASSETS - 0.7%		3,488,460
NET ASSETS - 100%		$ 476,059,703
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Financial Services Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2005 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,022,630) (cost $369,343,940) - See accompanying schedule		$ 472,571,243
Receivable for investments sold		10,153,250
Receivable for fund shares sold		297,163
Dividends receivable		209,874
Interest receivable		13,711
Prepaid expenses		1,729
Other affiliated receivables		23
Other receivables		37,356
Total assets		483,284,349
Liabilities
Payable for investments purchased	$ 3,110,123
Payable for fund shares redeemed	1,431,727
Accrued management fee	228,308
Distribution fees payable	288,473
Other affiliated payables	151,006
Other payables and accrued expenses	49,509
Collateral on securities loaned, at value	1,965,500
Total liabilities		7,224,646
Net Assets		$ 476,059,703
Net Assets consist of:
Paid in capital		$ 361,431,384
Distributions in excess of net investment income		(135,659)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		11,553,733
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		103,210,245
Net Assets		$ 476,059,703
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($63,414,688 ÷ 2,814,200 shares)		$ 22.53
Maximum offering price per share (100/94.25 of $22.53)		$ 23.90
Class T: Net Asset Value and redemption price per share ($142,515,368 ÷ 6,357,208 shares)		$ 22.42
Maximum offering price per share (100/96.50 of $22.42)		$ 23.23
Class B: Net Asset Value and offering price per share ($173,601,630 ÷ 7,912,230 shares) A		$ 21.94
Class C: Net Asset Value and offering price per share ($83,053,627 ÷ 3,784,606 shares) A		$ 21.95
Institutional Class: Net Asset Value, offering price and redemption price per share ($13,474,390 ÷ 591,970 shares)		$ 22.76
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2005 (Unaudited)
Investment Income
Dividends		$ 4,387,322
Interest		155,892
Security lending		24,173
Total income		4,567,387

Expenses
Management fee	$ 1,388,548
Transfer agent fees	817,574
Distribution fees	1,757,231
Accounting and security lending fees	99,855
Non-interested trustees' compensation	1,425
Custodian fees and expenses	8,593
Registration fees	38,840
Audit	21,749
Legal	563
Miscellaneous	2,444
Total expenses before reductions	4,136,822
Expense reductions	(56,527)	4,080,295
Net investment income (loss)		487,092
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	20,162,411
Foreign currency transactions	117
Total net realized gain (loss)		20,162,528
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $16,582)	25,593,651
Assets and liabilities in foreign currencies	(770)
Total change in net unrealized appreciation (depreciation)		25,592,881
Net gain (loss)		45,755,409
Net increase (decrease) in net assets resulting from operations		$ 46,242,501

See accompanying notes which are an integral part of the financial statements.

Financial Services

Statement of Changes in Net Assets

	Six months ended January 31, 2005 (Unaudited)	Year ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 487,092	$ 887,555
Net realized gain (loss)	20,162,528	60,089,042
Change in net unrealized appreciation (depreciation)	25,592,881	(3,464,721)
Net increase (decrease) in net assets resulting from operations	46,242,501	57,511,876
Distributions to shareholders from net investment income	(624,254)	(1,712,624)
Distributions to shareholders from net realized gain	(38,323,867)	-
Total distributions	(38,948,121)	(1,712,624)
Share transactions - net increase (decrease)	(13,436,197)	(93,511,617)
Redemption fees	13,008	62,072
Total increase (decrease) in net assets	(6,128,809)	(37,650,293)

Net Assets
Beginning of period	482,188,512	519,838,805
End of period (including distributions in excess of net investment income of $135,659 and undistributed net investment income of $1,503, respectively)	$ 476,059,703	$ 482,188,512

Financial Highlights - Class A

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 22.17	$ 19.98	$ 17.83	$ 20.45	$ 18.29	$ 17.49
Income from Investment Operations
Net investment income (loss) E	.07	.14	.16	.12	.15	.15
Net realized and unrealized gain (loss)	2.12	2.20	2.07	(2.60)	2.20	.73
Total from investment operations	2.19	2.34	2.23	(2.48)	2.35	.88
Distributions from net investment income	(.07)	(.15)	(.08)	(.14)	(.19)	(.09)
Distributions from net realized gain	(1.76)	-	-	-	-	-
Total distributions	(1.83)	(.15)	(.08)	(.14)	(.19)	(.09)
Redemption fees added to paid in capital E	- G	- G	- G	- G	- G	.01
Net asset value, end of period	$ 22.53	$ 22.17	$ 19.98	$ 17.83	$ 20.45	$ 18.29
Total Return B, C, D	10.25%	11.76%	12.57%	(12.16)%	12.86%	5.12%
Ratios to Average Net Assets F
Expenses before expense reductions	1.26% A	1.27%	1.31%	1.27%	1.20%	1.25%
Expenses net of voluntary waivers, if any	1.26% A	1.27%	1.31%	1.27%	1.20%	1.25%
Expenses net of all reductions	1.23% A	1.25%	1.27%	1.23%	1.18%	1.22%
Net investment income (loss)	.65% A	.63%	.89%	.60%	.77%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,415	$ 58,222	$ 57,255	$ 60,475	$ 78,115	$ 48,088
Portfolio turnover rate	65% A	74%	60%	125%	110%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 22.07	$ 19.90	$ 17.77	$ 20.38	$ 18.21	$ 17.42
Income from Investment Operations
Net investment income (loss) E	.05	.09	.12	.07	.11	.12
Net realized and unrealized gain (loss)	2.11	2.19	2.07	(2.59)	2.19	.71
Total from investment operations	2.16	2.28	2.19	(2.52)	2.30	.83
Distributions from net investment income	(.05)	(.11)	(.06)	(.09)	(.13)	(.05)
Distributions from net realized gain	(1.76)	-	-	-	-	-
Total distributions	(1.81)	(.11)	(.06)	(.09)	(.13)	(.05)
Redemption fees added to paid in capital E	- G	- G	- G	- G	- G	.01
Net asset value, end of period	$ 22.42	$ 22.07	$ 19.90	$ 17.77	$ 20.38	$ 18.21
Total Return B, C, D	10.16%	11.49%	12.37%	(12.39)%	12.64%	4.84%
Ratios to Average Net Assets F
Expenses before expense reductions	1.48% A	1.50%	1.53%	1.49%	1.43%	1.47%
Expenses net of voluntary waivers, if any	1.48% A	1.50%	1.53%	1.49%	1.43%	1.47%
Expenses net of all reductions	1.46% A	1.48%	1.49%	1.45%	1.41%	1.44%
Net investment income (loss)	.43% A	.41%	.67%	.38%	.54%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 142,515	$ 144,887	$ 157,238	$ 169,429	$ 234,268	$ 179,862
Portfolio turnover rate	65% A	74%	60%	125%	110%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 21.65	$ 19.53	$ 17.50	$ 20.08	$ 17.95	$ 17.21
Income from Investment Operations
Net investment income (loss) E	(.01)	(.02)	.03	(.03)	-	.03
Net realized and unrealized gain (loss)	2.06	2.16	2.03	(2.55)	2.16	.70
Total from investment operations	2.05	2.14	2.06	(2.58)	2.16	.73
Distributions from net investment income	-	(.02)	(.03)	-	(.03)	-
Distributions from net realized gain	(1.76)	-	-	-	-	-
Total distributions	(1.76)	(.02)	(.03)	-	(.03)	-
Redemption fees added to paid in capital E	- G	- G	- G	- G	- G	.01
Net asset value, end of period	$ 21.94	$ 21.65	$ 19.53	$ 17.50	$ 20.08	$ 17.95
Total Return B, C, D	9.83%	10.96%	11.80%	(12.85)%	12.03%	4.30%
Ratios to Average Net Assets F
Expenses before expense reductions	2.00% A	2.02%	2.03%	2.01%	1.96%	2.01%
Expenses net of voluntary waivers, if any	2.00% A	2.02%	2.03%	2.01%	1.96%	2.01%
Expenses net of all reductions	1.98% A	2.00%	1.99%	1.97%	1.94%	1.98%
Net investment income (loss)	(.09)% A	(.11)%	.17%	(.14)%	.01%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 173,602	$ 179,873	$ 193,373	$ 206,460	$ 269,612	$ 150,880
Portfolio turnover rate	65% A	74%	60%	125%	110%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Financial Highlights - Class C

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 21.65	$ 19.53	$ 17.49	$ 20.05	$ 17.96	$ 17.24
Income from Investment Operations
Net investment income (loss) E	-	(.01)	.04	(.02)	.01	.03
Net realized and unrealized gain (loss)	2.07	2.15	2.03	(2.54)	2.15	.70
Total from investment operations	2.07	2.14	2.07	(2.56)	2.16	.73
Distributions from net investment income	(.01)	(.02)	(.03)	-	(.07)	(.02)
Distributions from net realized gain	(1.76)	-	-	-	-	-
Total distributions	(1.77)	(.02)	(.03)	-	(.07)	(.02)
Redemption fees added to paid in capital E	- G	- G	- G	- G	- G	.01
Net asset value, end of period	$ 21.95	$ 21.65	$ 19.53	$ 17.49	$ 20.05	$ 17.96
Total Return B, C, D	9.92%	10.96%	11.86%	(12.77)%	12.03%	4.30%
Ratios to Average Net Assets F
Expenses before expense reductions	1.95% A	1.97%	1.99%	1.96%	1.92%	1.96%
Expenses net of voluntary waivers, if any	1.95% A	1.97%	1.99%	1.96%	1.92%	1.96%
Expenses net of all reductions	1.93% A	1.95%	1.95%	1.92%	1.90%	1.93%
Net investment income (loss)	(.04)% A	(.06)%	.22%	(.09)%	.05%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 83,054	$ 86,199	$ 97,434	$ 107,899	$ 149,160	$ 83,078
Portfolio turnover rate	65% A	74%	60%	125%	110%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 22.37	$ 20.17	$ 17.95	$ 20.59	$ 18.39	$ 17.60
Income from Investment Operations
Net investment income (loss) D	.12	.23	.24	.19	.22	.21
Net realized and unrealized gain (loss)	2.14	2.21	2.09	(2.62)	2.22	.72
Total from investment operations	2.26	2.44	2.33	(2.43)	2.44	.93
Distributions from net investment income	(.11)	(.24)	(.11)	(.21)	(.24)	(.15)
Distributions from net realized gain	(1.76)	-	-	-	-	-
Total distributions	(1.87)	(.24)	(.11)	(.21)	(.24)	(.15)
Redemption fees added to paid in capital D	- F	- F	- F	- F	- F	.01
Net asset value, end of period	$ 22.76	$ 22.37	$ 20.17	$ 17.95	$ 20.59	$ 18.39
Total Return B, C	10.49%	12.18%	13.07%	(11.84)%	13.29%	5.40%
Ratios to Average Net Assets E
Expenses before expense reductions	.86% A	.88%	.88%	.89%	.87%	.90%
Expenses net of voluntary waivers, if any	.86% A	.88%	.88%	.89%	.87%	.90%
Expenses net of all reductions	.84% A	.85%	.84%	.85%	.84%	.87%
Net investment income (loss)	1.05% A	1.03%	1.32%	.98%	1.10%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,474	$ 13,008	$ 14,539	$ 15,283	$ 17,966	$ 9,749
Portfolio turnover rate	65% A	74%	60%	125%	110%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Financial Services Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Financial Services

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 105,509,209
Unrealized depreciation	(3,748,410)
Net unrealized appreciation (depreciation)	$ 101,760,799
Cost for federal income tax purposes	$ 370,810,444

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $152,639,024 and $201,984,529, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 76,812	$ -
Class T	.25%	.25%	364,094	40
Class B	.75%	.25%	889,872	667,404
Class C	.75%	.25%	426,453	21,790
			$ 1,757,231	$ 689,234

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12,036
Class T	5,219
Class B*	208,288
Class C*	1,936
$ 227,479

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 111,066	.36*
Class T	245,740	.34*
Class B	316,792	.36*
Class C	129,546	.30*
Institutional Class	14,430	.22*
	$ 817,574

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $155,885 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20,362 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collat-eral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Financial Services

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $56,527 for the period

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2005	Year ended July 31, 2004
From net investment income
Class A	$ 192,624	$ 420,433
Class T	326,696	838,212
Class B	631	192,478
Class C	38,785	96,077
Institutional Class	65,518	165,424
Total	$ 624,254	$ 1,712,624
From net realized gain
Class A	$ 4,769,009	$ -
Class T	11,388,557	-
Class B	14,295,898	-
Class C	6,852,951	-
Institutional Class	1,017,452	-
Total	$ 38,323,867	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2005	Year ended July 31, 2004	Six months ended January 31, 2005	Year ended July 31, 2004
Class A
Shares sold	483,615	614,653	$ 10,779,074	$ 13,695,749
Reinvestment of distributions	198,476	18,128	4,334,559	378,140
Shares redeemed	(493,847)	(872,521)	(10,893,211)	(19,145,577)
Net increase (decrease)	188,244	(239,740)	$ 4,220,422	$ (5,071,688)
Class T
Shares sold	230,272	658,242	$ 5,096,146	$ 14,430,306
Reinvestment of distributions	504,911	37,421	10,965,915	777,299
Shares redeemed	(942,419)	(2,033,778)	(20,850,181)	(44,388,616)
Net increase (decrease)	(207,236)	(1,338,115)	$ (4,788,120)	$ (29,181,011)
Class B
Shares sold	197,281	461,768	$ 4,264,491	$ 9,850,610
Reinvestment of distributions	574,588	7,853	12,205,894	162,959
Shares redeemed	(1,169,435)	(2,060,890)	(25,228,720)	(44,422,627)
Net increase (decrease)	(397,566)	(1,591,269)	$ (8,758,335)	$ (34,409,058)
Class C
Shares sold	146,902	653,543	$ 3,163,661	$ 13,848,576
Reinvestment of distributions	257,099	3,576	5,464,805	74,185
Shares redeemed	(600,280)	(1,665,874)	(12,949,233)	(35,686,628)
Net increase (decrease)	(196,279)	(1,008,755)	$ (4,320,767)	$ (21,763,867)
Institutional Class
Shares sold	44,878	67,364	$ 988,952	$ 1,519,011
Reinvestment of distributions	37,434	5,506	826,042	115,490
Shares redeemed	(71,731)	(212,405)	(1,604,391)	(4,720,494)
Net increase (decrease)	10,581	(139,535)	$ 210,603	$ (3,085,993)

Semiannual Report

Advisor Health Care Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period* August 1, 2004 to January 31, 2005
Class A
Actual	$ 1,000.00	$ 1,057.60	$ 6.69
Hypothetical A	$ 1,000.00	$ 1,018.70	$ 6.56
Class T
Actual	$ 1,000.00	$ 1,055.90	$ 7.98
Hypothetical A	$ 1,000.00	$ 1,017.44	$ 7.83
Class B
Actual	$ 1,000.00	$ 1,053.00	$ 10.56
Hypothetical A	$ 1,000.00	$ 1,014.92	$ 10.36
Class C
Actual	$ 1,000.00	$ 1,053.50	$ 10.20
Hypothetical A	$ 1,000.00	$ 1,015.27	$ 10.01
Institutional Class
Actual	$ 1,000.00	$ 1,059.60	$ 4.57
Hypothetical A	$ 1,000.00	$ 1,020.77	$ 4.48

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.29%
Class T	1.54%
Class B	2.04%
Class C	1.97%
Institutional Class	.88%

Health Care

Advisor Health Care Fund

Investment Summary

Top Ten Stocks as of January 31, 2005
% of fund's net assets
Johnson & Johnson	10.8
Medtronic, Inc.	7.4
UnitedHealth Group, Inc.	7.2
Pfizer, Inc.	6.3
Abbott Laboratories	6.2
Baxter International, Inc.	6.1
Amgen, Inc.	5.3
Genentech, Inc.	4.7
Merck & Co., Inc.	4.0
Wyeth	3.3
61.3
Top Industries as of January 31, 2005
% of fund's net assets
Pharmaceuticals	35.2%
Health Care Equipment & Supplies	31.4%
Health Care Providers & Services	16.8%
Biotechnology	15.3%
Personal Products	0.1%
All Others *	1.2%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Health Care Fund

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 15.3%
Affymetrix, Inc. (a)	56,600	$ 2,329,656
Alkermes, Inc. (a)	110,864	1,404,647
Amgen, Inc. (a)	637,200	39,659,328
Biogen Idec, Inc. (a)	128,000	8,314,880
Charles River Laboratories International, Inc. (a)	15,408	730,031
Genentech, Inc. (a)	734,200	35,028,682
Genzyme Corp. - General Division (a)	151,300	8,807,173
ImClone Systems, Inc. (a)	49,500	2,076,525
MedImmune, Inc. (a)	208,230	4,925,681
Millennium Pharmaceuticals, Inc. (a)	496,100	4,569,081
Neurocrine Biosciences, Inc. (a)	83,700	3,829,275
OSI Pharmaceuticals, Inc. (a)	26,000	1,692,600
Protein Design Labs, Inc. (a)	59,600	1,202,132
TOTAL BIOTECHNOLOGY		114,569,691
HEALTH CARE EQUIPMENT & SUPPLIES - 31.4%
Advanced Medical Optics, Inc. (a)	96,200	4,106,778
Alcon, Inc.	221,700	17,558,640
Aspect Medical Systems, Inc. (a)	93,400	2,105,236
Bausch & Lomb, Inc.	34,200	2,492,838
Baxter International, Inc.	1,349,700	45,565,872
Beckman Coulter, Inc.	120,100	8,046,700
Biomet, Inc.	190,775	8,104,122
Boston Scientific Corp. (a)	360,900	11,931,354
C.R. Bard, Inc.	34,700	2,352,660
Cooper Companies, Inc.	65,100	4,993,170
Cytyc Corp. (a)	263,100	6,590,655
Dade Behring Holdings, Inc. (a)	65,500	3,743,325
DJ Orthopedics, Inc. (a)	78,900	1,905,435
Edwards Lifesciences Corp. (a)	120,400	4,900,280
Epix Pharmaceuticals, Inc. (a)	148,700	1,434,955
Foxhollow Technologies, Inc.	15,300	431,460
Guidant Corp.	161,300	11,692,637
Hospira, Inc. (a)	4,182	120,818
IntraLase Corp.	4,600	105,800
Kinetic Concepts, Inc.	69,100	4,491,500
Medtronic, Inc.	1,048,496	55,035,555
Novoste Corp. (a)(e)	12,500	13,375
ResMed, Inc. (a)	66,300	3,401,190
Respironics, Inc. (a)	59,200	3,427,680
St. Jude Medical, Inc. (a)	477,300	18,748,344
Stereotaxis, Inc.	167,924	1,578,486

	Shares	Value (Note 1)
Waters Corp. (a)	150,179	$ 7,370,785
Zimmer Holdings, Inc. (a)	29,100	2,294,535
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		234,544,185
HEALTH CARE PROVIDERS & SERVICES - 16.8%
Cardinal Health, Inc.	100,600	5,665,792
Community Health Systems, Inc. (a)	61,900	1,793,862
DaVita, Inc. (a)	71,550	3,002,238
Health Net, Inc. (a)	93,500	2,719,915
IMS Health, Inc.	264,100	6,174,658
Laboratory Corp. of America Holdings (a)	100,300	4,799,355
McKesson Corp.	490,100	16,903,549
Omnicare, Inc.	158,700	4,880,025
PacifiCare Health Systems, Inc. (a)	265,990	16,366,365
Patterson Companies, Inc. (a)	50,800	2,366,264
Quest Diagnostics, Inc.	73,700	7,023,610
UnitedHealth Group, Inc.	602,700	53,580,030
TOTAL HEALTH CARE PROVIDERS & SERVICES		125,275,663
PERSONAL PRODUCTS - 0.1%
NBTY, Inc. (a)	42,700	1,169,126
PHARMACEUTICALS - 35.2%
Abbott Laboratories	1,031,320	46,430,026
Allergan, Inc.	77,300	5,870,935
Eli Lilly & Co.	142,600	7,734,624
Endo Pharmaceuticals Holdings, Inc. (a)	89,000	1,869,890
Forest Laboratories, Inc. (a)	87,000	3,613,110
Hollis-Eden Pharmaceuticals, Inc. (a)(d)	165,100	1,241,552
Ista Pharmaceuticals, Inc. (a)	82,900	843,093
Johnson & Johnson	1,250,862	80,930,770
Medicis Pharmaceutical Corp. Class A	30,300	1,093,830
Merck & Co., Inc.	1,064,100	29,848,005
Pfizer, Inc.	1,946,620	47,030,339
Schering-Plough Corp.	223,800	4,153,728
Sepracor, Inc. (a)	71,700	4,099,806
Watson Pharmaceuticals, Inc. (a)	102,300	3,051,609
Wyeth	629,820	24,959,767
TOTAL PHARMACEUTICALS		262,771,084
TOTAL COMMON STOCKS (Cost $645,920,767)		738,329,749
Nonconvertible Preferred Stocks - 0.0%

BIOTECHNOLOGY - 0.0%
Geneprot, Inc. Series A (a)(f) (Cost $236,500)	43,000	36,980
Money Market Funds - 1.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.31% (b)	7,472,511	$ 7,472,511
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	1,028,425	1,028,425
TOTAL MONEY MARKET FUNDS (Cost $8,500,936)		8,500,936
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $654,658,203)		746,867,665
NET OTHER ASSETS - 0.0%		194,821
NET ASSETS - 100%		$ 747,062,486
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,375 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $36,980 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneprot, Inc. Series A	7/7/00	$ 236,500
Income Tax Information
At July 31, 2004, the fund had a capital loss carryforward of approximately $39,598,744 of which $26,198,446 and $13,400,298 will expire on July 31, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2005 approximately $2,054,045 of losses recognized during the period November 1, 2003 to July 31, 2004.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Health Care Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $997,904) (cost $654,658,203) - See accompanying schedule		$ 746,867,665
Receivable for investments sold		4,828,693
Receivable for fund shares sold		577,470
Dividends receivable		271,780
Interest receivable		13,728
Prepaid expenses		2,861
Other affiliated receivables		126
Other receivables		49,654
Total assets		752,611,977
Liabilities
Payable for investments purchased	$ 800,374
Payable for fund shares redeemed	2,603,312
Accrued management fee	362,566
Distribution fees payable	450,856
Other affiliated payables	273,181
Other payables and accrued expenses	30,777
Collateral on securities loaned, at value	1,028,425
Total liabilities		5,549,491
Net Assets		$ 747,062,486
Net Assets consist of:
Paid in capital		$ 714,004,019
Accumulated net investment loss		(2,197,275)
Accumulated undistributed net realized gain (loss) on investments		(56,953,720)
Net unrealized appreciation (depreciation) on investments		92,209,462
Net Assets		$ 747,062,486
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($108,381,452 ÷ 5,420,290 shares)		$ 20.00

Maximum offering price per share (100/94.25 of $20.00)		$ 21.22
Class T: Net Asset Value and redemption price per share ($231,562,672 ÷ 11,790,750 shares)		$ 19.64

Maximum offering price per share (100/96.50 of $19.64)		$ 20.35
Class B: Net Asset Value and offering price per share ($266,992,838 ÷ 14,153,735 shares) A		$ 18.86

Class C: Net Asset Value and offering price per share ($120,861,245 ÷ 6,393,718 shares) A		$ 18.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,264,279 ÷ 943,040 shares)		$ 20.43

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2005 (Unaudited)

Investment Income
Dividends		$ 4,351,135
Interest		70,631
Security lending		3,158
Total income		4,424,924

Expenses
Management fee	$ 2,209,068
Transfer agent fees	1,522,789
Distribution fees	2,749,605
Accounting and security lending fees	142,603
Non-interested trustees' compensation	2,289
Custodian fees and expenses	6,738
Registration fees	43,067
Audit	22,416
Legal	945
Miscellaneous	3,985
Total expenses before reductions	6,703,505
Expense reductions	(81,887)	6,621,618
Net investment income (loss)		(2,196,694)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(28,426)
Change in net unrealized appreciation (depreciation) on investment securities		43,510,344
Net gain (loss)		43,481,918
Net increase (decrease) in net assets resulting from operations		$ 41,285,224

See accompanying notes which are an integral part of the financial statements.

Health Care

Statement of Changes in Net Assets

	Six months ended January 31, 2005 (Unaudited)	Year ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,196,694)	$ (6,048,059)
Net realized gain (loss)	(28,426)	55,619,069
Change in net unrealized appreciation (depreciation)	43,510,344	(24,655,778)
Net increase (decrease) in net assets resulting from operations	41,285,224	24,915,232
Share transactions - net increase (decrease)	(77,508,153)	(106,348,165)
Redemption fees	10,371	55,534
Total increase (decrease) in net assets	(36,212,558)	(81,377,399)

Net Assets
Beginning of period	783,275,044	864,652,443
End of period (including accumulated net investment loss of $2,197,275 and accumulated net investment loss of $581, respectively)	$ 747,062,486	$ 783,275,044

Financial Highlights - Class A

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 18.91	$ 18.29	$ 16.51	$ 20.41	$ 22.02	$ 18.52
Income from Investment Operations
Net investment income (loss) E	(.01)	(.05)	- G	(.04)	.01	.01
Net realized and unrealized gain (loss)	1.10	.67	1.78	(3.86)	(.50)	3.89
Total from investment operations	1.09	.62	1.78	(3.90)	(.49)	3.90
Distributions from net realized gain	-	-	-	-	(1.12)	(.41)
Redemption fees added to paid in capital E	- G	- G	- G	- G	- G	.01
Net asset value, end of period	$ 20.00	$ 18.91	$ 18.29	$ 16.51	$ 20.41	$ 22.02
Total Return B, C, D	5.76%	3.39%	10.78%	(19.11)%	(2.50)%	21.44%
Ratios to Average Net Assets F
Expenses before expense reductions	1.29% A	1.32%	1.34%	1.29%	1.19%	1.20%
Expenses net of voluntary waivers, if any	1.29% A	1.32%	1.34%	1.29%	1.19%	1.20%
Expenses net of all reductions	1.27% A	1.29%	1.27%	1.24%	1.17%	1.18%
Net investment income (loss)	(.12)% A	(.26)%	(.01)%	(.23)%	.05%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 108,381	$ 104,258	$ 108,692	$ 103,292	$ 136,304	$ 108,248
Portfolio turnover rate	37% A	60%	120%	167%	71%	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 18.60	$ 18.03	$ 16.31	$ 20.22	$ 21.87	$ 18.40
Income from Investment Operations
Net investment income (loss) E	(.04)	(.09)	(.04)	(.09)	(.04)	(.03)
Net realized and unrealized gain (loss)	1.08	.66	1.76	(3.82)	(.49)	3.86
Total from investment operations	1.04	.57	1.72	(3.91)	(.53)	3.83
Distributions from net realized gain	-	-	-	-	(1.12)	(.37)
Redemption fees added to paid in capital E	- G	- G	- G	- G	- G	.01
Net asset value, end of period	$ 19.64	$ 18.60	$ 18.03	$ 16.31	$ 20.22	$ 21.87
Total Return B, C, D	5.59%	3.16%	10.55%	(19.34)%	(2.71)%	21.16%
Ratios to Average Net Assets F
Expenses before expense reductions	1.54% A	1.56%	1.59%	1.52%	1.43%	1.42%
Expenses net of voluntary waivers, if any	1.54% A	1.56%	1.59%	1.52%	1.43%	1.42%
Expenses net of all reductions	1.52% A	1.53%	1.51%	1.47%	1.41%	1.40%
Net investment income (loss)	(.37)% A	(.51)%	(.26)%	(.46)%	(.18)%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 231,563	$ 243,176	$ 264,115	$ 274,243	$ 383,643	$ 361,351
Portfolio turnover rate	37% A	60%	120%	167%	71%	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 17.91	$ 17.45	$ 15.86	$ 19.76	$ 21.50	$ 18.16
Income from Investment Operations
Net investment income (loss) E	(.08)	(.18)	(.12)	(.18)	(.14)	(.13)
Net realized and unrealized gain (loss)	1.03	.64	1.71	(3.72)	(.48)	3.80
Total from investment operations	.95	.46	1.59	(3.90)	(.62)	3.67
Distributions from net realized gain	-	-	-	-	(1.12)	(.34)
Redemption fees added to paid in capital E	- G	- G	- G	- G	- G	.01
Net asset value, end of period	$ 18.86	$ 17.91	$ 17.45	$ 15.86	$ 19.76	$ 21.50
Total Return B, C, D	5.30%	2.64%	10.03%	(19.74)%	(3.20)%	20.53%
Ratios to Average Net Assets F
Expenses before expense reductions	2.04% A	2.06%	2.05%	2.02%	1.95%	1.94%
Expenses net of voluntary waivers, if any	2.04% A	2.06%	2.05%	2.02%	1.95%	1.94%
Expenses net of all reductions	2.02% A	2.03%	1.98%	1.98%	1.93%	1.93%
Net investment income (loss)	(.87)% A	(1.01)%	(.73)%	(.97)%	(.70)%	(.68)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 266,993	$ 285,299	$ 317,906	$ 334,056	$ 456,851	$ 366,413
Portfolio turnover rate	37% A	60%	120%	167%	71%	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Health Care

Financial Highlights - Class C

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 17.94	$ 17.47	$ 15.87	$ 19.76	$ 21.50	$ 18.17
Income from Investment Operations
Net investment income (loss) E	(.07)	(.17)	(.11)	(.17)	(.14)	(.12)
Net realized and unrealized gain (loss)	1.03	.64	1.71	(3.72)	(.48)	3.80
Total from investment operations	.96	.47	1.60	(3.89)	(.62)	3.68
Distributions from net realized gain	-	-	-	-	(1.12)	(.36)
Redemption fees added to paid in capital E	- G	- G	- G	- G	- G	.01
Net asset value, end of period	$ 18.90	$ 17.94	$ 17.47	$ 15.87	$ 19.76	$ 21.50
Total Return B, C, D	5.35%	2.69%	10.08%	(19.69)%	(3.20)%	20.59%
Ratios to Average Net Assets F
Expenses before expense reductions	1.97% A	2.00%	2.00%	1.97%	1.91%	1.91%
Expenses net of voluntary waivers, if any	1.97% A	2.00%	2.00%	1.97%	1.91%	1.91%
Expenses net of all reductions	1.95% A	1.97%	1.92%	1.93%	1.89%	1.89%
Net investment income (loss)	(.80)% A	(.95)%	(.67)%	(.92)%	(.66)%	(.64)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 120,861	$ 130,184	$ 150,576	$ 160,877	$ 229,494	$ 183,264
Portfolio turnover rate	37% A	60%	120%	167%	71%	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 19.28	$ 18.58	$ 16.70	$ 20.58	$ 22.13	$ 18.59
Income from Investment Operations
Net investment income (loss) D	.03	.03	.06	.02	.07	.07
Net realized and unrealized gain (loss)	1.12	.67	1.82	(3.90)	(.50)	3.90
Total from investment operations	1.15	.70	1.88	(3.88)	(.43)	3.97
Distributions from net investment income	-	-	-	-	-	(.03)
Distributions from net realized gain	-	-	-	-	(1.12)	(.41)
Total distributions	-	-	-	-	(1.12)	(.44)
Redemption fees added to paid in capital D	- F	- F	- F	- F	- F	.01
Net asset value, end of period	$ 20.43	$ 19.28	$ 18.58	$ 16.70	$ 20.58	$ 22.13
Total Return B, C	5.96%	3.77%	11.26%	(18.85)%	(2.21)%	21.77%
Ratios to Average Net Assets E
Expenses before expense reductions	.88% A	.91%	.96%	.95%	.91%	.93%
Expenses net of voluntary waivers, if any	.88% A	.91%	.96%	.95%	.91%	.93%
Expenses net of all reductions	.86% A	.88%	.88%	.90%	.89%	.92%
Net investment income (loss)	.29% A	.14%	.37%	.11%	.33%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,264	$ 20,358	$ 23,364	$ 35,923	$ 45,200	$ 40,320
Portfolio turnover rate	37% A	60%	120%	167%	71%	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Health Care Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 133,424,809
Unrealized depreciation	(48,830,552)
Net unrealized appreciation (depreciation)	$ 84,594,257
Cost for federal income tax purposes	$ 662,273,408

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

Health Care

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $142,363,716 and $225,196,379, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 132,760	$ -
Class T	.25%	.25%	600,784	1,114
Class B	.75%	.25%	1,385,306	1,038,979
Class C	.75%	.25%	630,755	41,020
			$ 2,749,605	$ 1,081,113

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 22,160
Class T	14,871
Class B*	388,873
Class C*	15,862
$ 441,766

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 219,046	.41 *
Class T	491,400	.41 *
Class B	571,585	.41 *
Class C	216,033	.34 *
Institutional Class	24,725	.25 *
	$ 1,522,789

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $70,631 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,196 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $81,701 for the period. In addition, through arrangements with the each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 186

Health Care

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2005	Year ended July 31, 2004	Six months ended January 31, 2005	Year ended July 31, 2004
Class A
Shares sold	762,371	1,326,830	$ 14,920,374	$ 25,583,854
Shares redeemed	(855,782)	(1,754,987)	(16,663,715)	(33,233,576)
Net increase (decrease)	(93,411)	(428,157)	$ (1,743,341)	$ (7,649,722)
Class T
Shares sold	622,678	2,113,234	$ 11,950,073	$ 40,035,265
Shares redeemed	(1,908,929)	(3,681,338)	(36,772,877)	(68,961,682)
Net increase (decrease)	(1,286,251)	(1,568,104)	$ (24,822,804)	$ (28,926,417)
Class B
Shares sold	304,124	1,131,221	$ 5,618,171	$ 20,552,323
Shares redeemed	(2,083,256)	(3,413,291)	(38,362,889)	(61,904,937)
Net increase (decrease)	(1,779,132)	(2,282,070)	$ (32,744,718)	$ (41,352,614)
Class C
Shares sold	219,198	865,725	$ 4,063,286	$ 15,749,574
Shares redeemed	(1,083,202)	(2,225,887)	(20,025,598)	(40,266,820)
Net increase (decrease)	(864,004)	(1,360,162)	$ (15,962,312)	$ (24,517,246)
Institutional Class
Shares sold	26,513	122,545	$ 527,213	$ 2,394,261
Shares redeemed	(139,433)	(324,350)	(2,762,191)	(6,296,427)
Net increase (decrease)	(112,920)	(201,805)	$ (2,234,978)	$ (3,902,166)

Semiannual Report

Advisor Natural Resources Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period * August 1, 2004 to January 31, 2005
Class A
Actual	$ 1,000.00	$ 1,136.50	$ 6.79
HypotheticalA	$ 1,000.00	$ 1,018.85	$ 6.41
Class T
Actual	$ 1,000.00	$ 1,135.30	$ 7.80
HypotheticalA	$ 1,000.00	$ 1,017.90	$ 7.38
Class B
Actual	$ 1,000.00	$ 1,132.10	$ 10.69
HypotheticalA	$ 1,000.00	$ 1,015.17	$ 10.11
Class C
Actual	$ 1,000.00	$ 1,132.50	$ 10.48
HypotheticalA	$ 1,000.00	$ 1,015.38	$ 9.91
Institutional Class
Actual	$ 1,000.00	$ 1,138.60	$ 4.80
HypotheticalA	$ 1,000.00	$ 1,020.72	$ 4.53

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.26%
Class T	1.45%
Class B	1.99%
Class C	1.95%
Institutional Class	.89%

Natural Resources

Advisor Natural Resources Fund

Investment Summary

Top Ten Stocks as of January 31, 2005
% of fund's net assets
Exxon Mobil Corp.	7.8
BP PLC sponsored ADR	7.5
ConocoPhillips	6.3
Halliburton Co.	4.8
Schlumberger Ltd. (NY Shares)	3.7
Newmont Mining Corp.	3.7
EnCana Corp.	3.2
Total SA sponsored ADR	2.8
Smith International, Inc.	2.7
Valero Energy Corp.	2.7
45.2
Top Industries as of January 31, 2005
% of fund's net assets
Oil & Gas	50.7%
Energy Equipment & Services	24.1%
Metals & Mining	12.9%
Paper & Forest Products	4.9%
Containers & Packaging	1.2%
All Others *	6.2%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Natural Resources Fund

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value (Note 1)
CHEMICALS - 0.3%
Stuart Energy Systems Corp. (a)	322,400	$ 1,013,142
CONTAINERS & PACKAGING - 1.2%
Packaging Corp. of America	94,000	2,097,140
Smurfit-Stone Container Corp. (a)	172,775	2,598,536
TOTAL CONTAINERS & PACKAGING		4,695,676
ELECTRIC UTILITIES - 0.1%
PPL Corp.	7,600	410,400
ENERGY EQUIPMENT & SERVICES - 24.1%
Baker Hughes, Inc.	50,950	2,206,135
BJ Services Co.	1,700	81,685
Cooper Cameron Corp. (a)	18,100	1,021,021
Core Laboratories NV (a)	32,100	693,039
ENSCO International, Inc.	52,500	1,797,075
FMC Technologies, Inc. (a)	3,100	94,953
Grant Prideco, Inc. (a)	246,500	4,831,400
Grey Wolf, Inc. (a)	105,200	557,560
Halliburton Co.	473,600	19,479,168
Helmerich & Payne, Inc.	200	7,580
Nabors Industries Ltd. (a)	78,000	3,931,200
National-Oilwell, Inc. (a)	99,100	3,654,808
Noble Corp.	94,800	5,057,580
Oil States International, Inc. (a)	82,300	1,567,815
Pason Systems, Inc.	17,900	555,440
Precision Drilling Corp. (a)	23,900	1,624,788
Pride International, Inc. (a)	133,600	3,124,904
RPC, Inc.	17,600	453,904
Schlumberger Ltd. (NY Shares)	221,800	15,091,272
Smith International, Inc. (a)	184,800	10,940,160
Superior Energy Services, Inc. (a)	104,800	1,668,416
Tenaris SA sponsored ADR	24,900	1,227,570
Transocean, Inc. (a)	144,900	6,375,600
Varco International, Inc. (a)	218,500	6,688,285
Weatherford International Ltd. (a)	88,900	4,824,603
Willbros Group, Inc. (a)	25,100	538,144
TOTAL ENERGY EQUIPMENT & SERVICES		98,094,105
MACHINERY - 0.4%
Bucyrus International, Inc. Class A	43,500	1,596,450
METALS & MINING - 12.9%
Alcan, Inc.	141,600	5,646,657
Alcoa, Inc.	323,400	9,543,534
Anglo American PLC ADR	200	4,664
Breakwater Resources Ltd. (a)	1,643,500	807,812
Cameco Corp.	88,000	3,020,668
Cleveland-Cliffs, Inc.	32,400	2,121,552
Companhia Vale do Rio Doce sponsored ADR	72,300	2,187,075
CONSOL Energy, Inc.	63,500	2,679,065
Eldorado Gold Corp. (a)	284,600	765,935

	Shares	Value (Note 1)
Freeport-McMoRan Copper & Gold, Inc. Class B	52,497	$ 1,932,415
Industrias Penoles SA de CV	162,300	851,253
Massey Energy Co.	34,600	1,312,378
Newmont Mining Corp.	361,100	15,018,149
Peabody Energy Corp.	46,700	3,957,825
Stillwater Mining Co. (a)	71,600	757,528
Teck Cominco Ltd. Class B (sub. vtg.)	66,300	2,003,344
TOTAL METALS & MINING		52,609,854
MULTI-UTILITIES & UNREGULATED POWER - 0.3%
Questar Corp.	25,600	1,300,480
OIL & GAS - 50.7%
Abraxas Petroleum Corp. (a)	217,200	499,560
Amerada Hess Corp.	10,200	883,830
Apache Corp.	81,000	4,408,020
Ashland, Inc.	33,400	2,050,092
BG Group PLC ADR (d)	84,700	2,933,161
BP PLC sponsored ADR	513,248	30,599,846
Canadian Natural Resources Ltd.	120,800	5,328,224
Chesapeake Energy Corp.	254,400	4,469,808
ChevronTexaco Corp.	67,936	3,695,718
ConocoPhillips	275,699	25,582,110
Cross Timbers Royalty Trust	511	20,982
Denbury Resources, Inc. (a)	121,100	3,536,120
EnCana Corp.	217,932	12,882,230
Encore Acquisition Co. (a)	57,100	2,129,830
ENI Spa sponsored ADR	16,200	1,979,640
EOG Resources, Inc.	15,500	1,150,875
Exxon Mobil Corp.	614,960	31,731,935
Forest Oil Corp. (a)	153,000	5,154,570
Frontier Oil Corp.	63,600	1,778,892
Holly Corp.	101,300	3,065,338
Kerr-McGee Corp.	390	24,083
Marathon Oil Corp.	101,000	3,911,730
Newfield Exploration Co. (a)	40,000	2,448,000
Noble Energy, Inc.	200	11,834
Occidental Petroleum Corp.	151,000	8,815,380
Petro-Canada	32,000	1,649,958
Plains Exploration & Production Co. (a)	76,900	2,213,182
Premcor, Inc.	78,000	3,744,000
Quicksilver Resources, Inc. (a)(d)	104,200	4,629,606
Range Resources Corp.	236,100	5,239,059
Sibneft sponsored ADR	1,400	21,994
Talisman Energy, Inc.	67,900	2,024,334
Tesoro Petroleum Corp. (a)	54,700	1,741,648
Total SA sponsored ADR	104,100	11,195,955
Ultra Petroleum Corp. (a)	34,700	1,788,091
Valero Energy Corp.	207,800	10,811,834
Williams Companies, Inc.	125,500	2,109,655
TOTAL OIL & GAS		206,261,124
Common Stocks - continued
	Shares	Value (Note 1)
PAPER & FOREST PRODUCTS - 4.9%
Bowater, Inc.	200	$ 7,600
Canfor Corp. (a)	2,629	32,941
Domtar, Inc.	100	972
Georgia-Pacific Corp.	138,800	4,455,480
International Paper Co.	180,300	7,058,745
MeadWestvaco Corp.	20,837	601,981
Tembec, Inc. (a)	414,100	2,252,266
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	66,700	975,821
Weyerhaeuser Co.	75,800	4,729,920
TOTAL PAPER & FOREST PRODUCTS		20,115,726
TOTAL COMMON STOCKS (Cost $293,171,337)		386,096,957
Money Market Funds - 7.1%

Fidelity Cash Central Fund, 2.31% (b)	22,532,133	22,532,133
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	6,069,825	6,069,825
TOTAL MONEY MARKET FUNDS (Cost $28,601,958)		28,601,958
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $321,773,295)		414,698,915
NET OTHER ASSETS - (2.0)%		(7,959,861)
NET ASSETS - 100%		$ 406,739,054
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	71.9%
Canada	10.2%
United Kingdom	8.2%
Netherlands Antilles	3.7%
France	2.8%
Cayman Islands	1.2%
Others (individually less than 1%)	2.0%
100.0%
Income Tax Information
At July 31, 2004, the fund had a capital loss carryforward of approximately $9,416,999 all of which will expire on July 31, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Natural Resources Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,951,035) (cost $321,773,295) - See accompanying schedule		$ 414,698,915
Receivable for investments sold		2,602,937
Receivable for fund shares sold		1,146,948
Dividends receivable		21,556
Interest receivable		13,432
Prepaid expenses		1,238
Receivable from investment advisor for reimbursement		32,785
Other affiliated receivables		5
Other receivables		51,929
Total assets		418,569,745

Liabilities
Payable for investments purchased	$ 4,382,384
Payable for fund shares redeemed	862,932
Accrued management fee	185,085
Distribution fees payable	197,621
Other affiliated payables	109,669
Other payables and accrued expenses	23,175
Collateral on securities loaned, at value	6,069,825
Total liabilities		11,830,691
Net Assets		$ 406,739,054
Net Assets consist of:
Paid in capital		$ 298,613,207
Accumulated net investment loss		(677,828)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		15,875,610
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		92,928,065
Net Assets		$ 406,739,054
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($56,253,589 ÷ 1,725,733 shares)		$ 32.60
Maximum offering price per share (100/94.25 of $32.60)		$ 34.59
Class T: Net Asset Value and redemption price per share ($219,338,307 ÷ 6,637,037 shares)		$ 33.05
Maximum offering price per share (100/96.50 of $33.05)		$ 34.25
Class B: Net Asset Value and offering price per share ($76,775,007 ÷ 2,408,316 shares) A		$ 31.88
Class C: Net Asset Value and offering price per share ($47,909,888 ÷ 1,494,852 shares) A		$ 32.05
Institutional Class: Net Asset Value, offering price and redemption price per share ($6,462,263 ÷ 194,670 shares)		$ 33.20

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2005 (Unaudited)

Investment Income
Dividends		$ 2,531,579
Interest		94,973
Security lending		18,557
Total income		2,645,109

Expenses
Management fee	$ 1,093,648
Transfer agent fees	579,257
Distribution fees	1,164,051
Accounting and security lending fees	78,951
Non-interested trustees' compensation	1,161
Custodian fees and expenses	14,075
Registration fees	38,141
Audit	21,596
Legal	427
Interest	572
Miscellaneous	1,547
Total expenses before reductions	2,993,426
Expense reductions	(69,726)	2,923,700
Net investment income (loss)		(278,591)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	31,771,618
Investment not meeting investment restrictions	(32,785)
Foreign currency transactions	1,997
Payment from investment advisor for loss on investment not meeting investment restrictions	32,785
Total net realized gain (loss)		31,773,615
Change in net unrealized appreciation (depreciation) on: Investment securities	16,523,753
Assets and liabilities in foreign currencies	2,450
Total change in net unrealized appreciation (depreciation)		16,526,203
Net gain (loss)		48,299,818
Net increase (decrease) in net assets resulting from operations		$ 48,021,227

See accompanying notes which are an integral part of the financial statements.

Natural Resources

Statement of Changes in Net Assets

	Six months ended January 31, 2005 (Unaudited)	Year ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (278,591)	$ (91,145)
Net realized gain (loss)	31,773,615	23,859,151
Change in net unrealized appreciation (depreciation)	16,526,203	63,349,686
Net increase (decrease) in net assets resulting from operations	48,021,227	87,117,692
Distributions to shareholders from net investment income	(316,443)	(681,969)
Distributions to shareholders from net realized gain	(5,002,893)	-
Total distributions	(5,319,336)	(681,969)
Share transactions - net increase (decrease)	8,751,434	16,197,507
Redemption fees	25,038	51,991
Total increase (decrease) in net assets	51,478,363	102,685,221

Net Assets
Beginning of period	355,260,691	252,575,470
End of period (including accumulated net investment loss of $677,828 and accumulated net investment loss of $82,794, respectively)	$ 406,739,054	$ 355,260,691

Financial Highlights - Class A

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 29.12	$ 21.65	$ 20.33	$ 26.42	$ 24.07	$ 21.98
Income from Investment Operations
Net investment income (loss) E	.03	.07	.13	.15	.19	.10
Net realized and unrealized gain (loss)	3.92	7.50	1.30	(4.36)	2.34	2.06
Total from investment operations	3.95	7.57	1.43	(4.21)	2.53	2.16
Distributions from net investment income	(.06)	(.10)	(.11)	(.18)	(.19)	(.08)
Distributions from net realized gain	(.41)	-	-	(1.70)	-	-
Total distributions	(.47)	(.10)	(.11)	(1.88)	(.19)	(.08)
Redemption fees added to paid in capital E	- G	- G	- G	- G	.01	.01
Net asset value, end of period	$ 32.60	$ 29.12	$ 21.65	$ 20.33	$ 26.42	$ 24.07
Total Return B, C, D	13.65%	35.08%	7.07%	(16.92)%	10.56%	9.92%
Ratios to Average Net Assets F
Expenses before expense reductions	1.26% A	1.30%	1.36%	1.28%	1.23%	1.26%
Expenses net of voluntary waivers, if any	1.26% A	1.30%	1.36%	1.28%	1.23%	1.26%
Expenses net of all reductions	1.22% A	1.29%	1.32%	1.24%	1.18%	1.21%
Net investment income (loss)	.17% A	.28%	.63%	.64%	.69%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,254	$ 44,315	$ 21,798	$ 21,993	$ 21,849	$ 10,381
Portfolio turnover rate	108% A	40%	41%	85%	130%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 29.52	$ 21.97	$ 20.61	$ 26.73	$ 24.35	$ 22.21
Income from Investment Operations
Net investment income (loss) E	- G	.03	.10	.11	.14	.06
Net realized and unrealized gain (loss)	3.97	7.60	1.32	(4.42)	2.36	2.08
Total from investment operations	3.97	7.63	1.42	(4.31)	2.50	2.14
Distributions from net investment income	(.03)	(.08)	(.06)	(.11)	(.13)	(.01)
Distributions from net realized gain	(.41)	-	-	(1.70)	-	-
Total distributions	(.44)	(.08)	(.06)	(1.81)	(.13)	(.01)
Redemption fees added to paid in capital E	- G	- G	- G	- G	.01	.01
Net asset value, end of period	$ 33.05	$ 29.52	$ 21.97	$ 20.61	$ 26.73	$ 24.35
Total Return B, C, D	13.53%	34.82%	6.91%	(17.07)%	10.32%	9.69%
Ratios to Average Net Assets F
Expenses before expense reductions	1.45% A	1.48%	1.50%	1.45%	1.41%	1.41%
Expenses net of voluntary waivers, if any	1.45% A	1.48%	1.50%	1.45%	1.41%	1.41%
Expenses net of all reductions	1.41% A	1.47%	1.47%	1.41%	1.37%	1.37%
Net investment income (loss)	(.02)% A	.10%	.48%	.47%	.51%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 219,338	$ 201,187	$ 155,249	$ 174,670	$ 253,062	$ 245,995
Portfolio turnover rate	108% A	40%	41%	85%	130%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 28.54	$ 21.28	$ 20.02	$ 26.04	$ 23.77	$ 21.78
Income from Investment Operations
Net investment income (loss) E	(.08)	(.11)	(.01)	(.02)	(.01)	(.06)
Net realized and unrealized gain (loss)	3.83	7.37	1.27	(4.29)	2.31	2.04
Total from investment operations	3.75	7.26	1.26	(4.31)	2.30	1.98
Distributions from net investment income	-	-	-	(.01)	(.04)	-
Distributions from net realized gain	(.41)	-	-	(1.70)	-	-
Total distributions	(.41)	-	-	(1.71)	(.04)	-
Redemption fees added to paid in capital E	- G	- G	- G	- G	.01	.01
Net asset value, end of period	$ 31.88	$ 28.54	$ 21.28	$ 20.02	$ 26.04	$ 23.77
Total Return B, C, D	13.21%	34.12%	6.29%	(17.51)%	9.72%	9.14%
Ratios to Average Net Assets F
Expenses before expense reductions	1.99% A	2.02%	2.06%	2.00%	1.95%	1.96%
Expenses net of voluntary waivers, if any	1.99% A	2.02%	2.06%	2.00%	1.95%	1.96%
Expenses net of all reductions	1.95% A	2.01%	2.02%	1.95%	1.91%	1.92%
Net investment income (loss)	(.56)% A	(.44)%	(.07)%	(.07)%	(.03)%	(.28)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,775	$ 68,347	$ 50,833	$ 58,656	$ 83,243	$ 50,685
Portfolio turnover rate	108% A	40%	41%	85%	130%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Natural Resources

Financial Highlights - Class C

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 28.68	$ 21.38	$ 20.10	$ 26.15	$ 23.88	$ 21.92
Income from Investment Operations
Net investment income (loss) E	(.08)	(.10)	- G	(.01)	- G	(.05)
Net realized and unrealized gain (loss)	3.86	7.40	1.28	(4.32)	2.32	2.04
Total from investment operations	3.78	7.30	1.28	(4.33)	2.32	1.99
Distributions from net investment income	-	-	-	(.02)	(.06)	(.04)
Distributions from net realized gain	(.41)	-	-	(1.70)	-	-
Total distributions	(.41)	-	-	(1.72)	(.06)	(.04)
Redemption fees added to paid in capital E	- G	- G	- G	- G	.01	.01
Net asset value, end of period	$ 32.05	$ 28.68	$ 21.38	$ 20.10	$ 26.15	$ 23.88
Total Return B, C, D	13.25%	34.14%	6.37%	(17.52)%	9.76%	9.15%
Ratios to Average Net Assets F
Expenses before expense reductions	1.95% A	1.99%	2.01%	1.96%	1.92%	1.91%
Expenses net of voluntary waivers, if any	1.95% A	1.99%	2.01%	1.96%	1.92%	1.91%
Expenses net of all reductions	1.91% A	1.97%	1.97%	1.92%	1.87%	1.87%
Net investment income (loss)	(.52)% A	(.41)%	(.02)%	(.03)%	-	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,910	$ 37,206	$ 22,044	$ 24,201	$ 29,699	$ 13,741
Portfolio turnover rate	108% A	40%	41%	85%	130%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 29.64	$ 22.03	$ 20.67	$ 26.82	$ 24.43	$ 22.28
Income from Investment Operations
Net investment income (loss) D	.08	.18	.22	.23	.28	.19
Net realized and unrealized gain (loss)	4.00	7.62	1.32	(4.43)	2.37	2.07
Total from investment operations	4.08	7.80	1.54	(4.20)	2.65	2.26
Distributions from net investment income	(.11)	(.19)	(.18)	(.25)	(.27)	(.13)
Distributions from net realized gain	(.41)	-	-	(1.70)	-	-
Total distributions	(.52)	(.19)	(.18)	(1.95)	(.27)	(.13)
Redemption fees added to paid in capital D	- F	- F	- F	- F	.01	.02
Net asset value, end of period	$ 33.20	$ 29.64	$ 22.03	$ 20.67	$ 26.82	$ 24.43
Total Return B, C	13.86%	35.60%	7.51%	(16.64)%	10.90%	10.31%
Ratios to Average Net Assets E
Expenses before expense reductions	.89% A	.90%	.95%	.93%	.88%	.86%
Expenses net of voluntary waivers, if any	.89% A	.90%	.95%	.93%	.88%	.86%
Expenses net of all reductions	.86% A	.89%	.91%	.89%	.84%	.82%
Net investment income (loss)	.53% A	.68%	1.04%	.99%	1.04%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,462	$ 4,206	$ 2,652	$ 4,938	$ 6,960	$ 3,470
Portfolio turnover rate	108% A	40%	41%	85%	130%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Natural Resources Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Natural Resources

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 93,147,998
Unrealized depreciation	(1,090,825)
Net unrealized appreciation (depreciation)	$ 92,057,173
Cost for federal income tax purposes	$ 322,641,742

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $202,399,441 and $208,323,121, respectively. The Fund realized a loss on the sale of an investment not meeting the investment restrictions of the fund. The loss was fully reimbursed by the Fund's investment advisor.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 62,818	$ -
Class T	.25%	.25%	525,704	3,634
Class B	.75%	.25%	362,271	271,703
Class C	.75%	.25%	213,258	55,538
			$ 1,164,051	$ 330,875

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 32,695
Class T	17,513
Class B *	83,152
Class C *	3,349
$ 136,709

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 88,001	.35 *
Class T	303,465	.29 *
Class B	119,433	.33 *
Class C	61,965	.29 *
Institutional Class	6,393	.24 *
	$ 579,257

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $94,958 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,138 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Borrower	$ 1,718,800	2.40%	-	$ 572

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Natural Resources

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $69,726 for the period.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2005	Year ended July 31, 2004
From net investment income
Class A	$ 99,725	$ 99,223
Class T	195,831	560,230
Institutional Class	20,887	22,515
Total	$ 316,443	$ 681,968
From net realized gain
Class A	$ 681,462	$ -
Class T	2,676,344	-
Class B	974,727	-
Class C	592,509	-
Institutional Class	77,851	-
Total	$ 5,002,893	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2005	Year ended July 31, 2004	Six months ended January 31, 2005	Year ended July 31, 2004
Class A
Shares sold	487,456	879,939	$ 15,103,447	$ 23,517,820
Reinvestment of distributions	23,043	3,715	714,107	87,332
Shares redeemed	(306,554)	(368,575)	(9,536,548)	(9,483,597)
Net increase (decrease)	203,945	515,079	$ 6,281,006	$ 14,121,555
Class T
Shares sold	748,459	1,119,622	$ 23,559,712	$ 29,514,297
Reinvestment of distributions	85,233	22,018	2,678,874	522,475
Shares redeemed	(1,012,676)	(1,393,256)	(31,944,278)	(36,120,583)
Net increase (decrease)	(178,984)	(251,616)	$ (5,705,692)	$ (6,083,811)
Class B
Shares sold	364,418	634,362	$ 11,056,198	$ 16,119,361
Reinvestment of distributions	27,043	-	820,469	-
Shares redeemed	(378,244)	(627,931)	(11,417,060)	(16,075,114)
Net increase (decrease)	13,217	6,431	$ 459,607	$ 44,247
Class C
Shares sold	373,287	581,963	$ 11,390,722	$ 15,409,819
Reinvestment of distributions	15,581	-	475,222	-
Shares redeemed	(191,160)	(315,706)	(5,842,113)	(7,916,650)
Net increase (decrease)	197,708	266,257	$ 6,023,831	$ 7,493,169
Institutional Class
Shares sold	82,266	62,791	$ 2,636,152	$ 1,688,343
Reinvestment of distributions	2,107	613	66,476	14,771
Shares redeemed	(31,596)	(41,908)	(1,009,946)	(1,080,767)
Net increase (decrease)	52,777	21,496	$ 1,692,682	$ 622,347

Natural Resources

Advisor Technology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period* August 1, 2004 to January 31, 2005
Class A
Actual	$ 1,000.00	$ 1,066.30	$ 7.45
HypotheticalA	$ 1,000.00	$ 1,018.00	$ 7.27
Class T
Actual	$ 1,000.00	$ 1,065.20	$ 8.38
HypotheticalA	$ 1,000.00	$ 1,017.09	$ 8.19
Class B
Actual	$ 1,000.00	$ 1,061.80	$ 11.43
HypotheticalA	$ 1,000.00	$ 1,014.12	$ 11.17
Class C
Actual	$ 1,000.00	$ 1,062.30	$ 11.02
HypotheticalA	$ 1,000.00	$ 1,014.52	$ 10.76
Institutional Class
Actual	$ 1,000.00	$ 1,068.20	$ 4.80
HypotheticalA	$ 1,000.00	$ 1,020.57	$ 4.69

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.43%
Class T	1.61%
Class B	2.20%
Class C	2.12%
Institutional Class	.92%

Semiannual Report

Advisor Technology Fund

Investment Summary

Top Ten Stocks as of January 31, 2005
% of fund's net assets
Intel Corp.	9.2
Dell, Inc.	6.0
QUALCOMM, Inc.	4.3
EMC Corp.	3.9
Texas Instruments, Inc.	3.2
National Semiconductor Corp.	3.1
Juniper Networks, Inc.	3.1
Apple Computer, Inc.	3.0
Motorola, Inc.	2.5
Cisco Systems, Inc.	2.4
40.7
Top Industries as of January 31, 2005
% of fund's net assets
Semiconductors & Semiconductor Equipment	35.7%
Communications Equipment	23.0%
Computers & Peripherals	17.3%
Software	9.5%
Electronic Equipment & Instruments	6.4%
All Others *	8.1%

* Includes short-term investments and net other assets.

Technology

Advisor Technology Fund

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (Note 1)
COMMERCIAL SERVICES & SUPPLIES - 0.6%
51job, Inc. ADR (d)	237,100	$ 5,737,820
COMMUNICATIONS EQUIPMENT - 23.0%
ADC Telecommunications, Inc. (a)	800,200	2,056,514
Alcatel SA sponsored ADR (a)	224,900	3,220,568
Alvarion Ltd. (a)	124,700	1,289,398
Andrew Corp. (a)	276,800	3,615,008
Avaya, Inc. (a)	1,368,100	19,632,235
Carrier Access Corp. (a)	186,600	1,377,108
CIENA Corp. (a)	658,700	1,679,685
Cisco Systems, Inc. (a)	1,214,400	21,907,776
Comverse Technology, Inc. (a)	316,600	7,076,010
Corning, Inc. (a)	233,200	2,551,208
CSR PLC	282,800	2,138,491
Ditech Communications Corp. (a)	208,000	2,766,400
Enterasys Networks, Inc. (a)	966,100	1,362,201
Extreme Networks, Inc. (a)	155,000	992,000
F5 Networks, Inc. (a)	57,100	2,737,374
Foundry Networks, Inc. (a)	339,700	3,492,116
Foxconn International Holdings Ltd. (a)	130,000	64,668
ITF Optical Technologies, Inc. Series A (e)	34,084	42,605
JDS Uniphase Corp. (a)	341,400	730,596
Juniper Networks, Inc. (a)	1,132,646	28,463,394
Lucent Technologies, Inc. warrants 12/10/07 (a)	505,241	588,606
Motorola, Inc.	1,500,400	23,616,296
MRV Communications, Inc. (a)	485,500	1,757,510
NMS Communications Corp. (a)	67,800	427,140
Nokia Corp. sponsored ADR	1,126,500	17,212,920
Nortel Networks Corp. (a)	295,900	961,674
OZ Optics Ltd. unit (e)	68,000	1,003,000
Powerwave Technologies, Inc. (a)	466,000	3,667,420
QUALCOMM, Inc.	1,081,300	40,267,612
Research In Motion Ltd. (a)	184,500	13,130,043
SiRF Technology Holdings, Inc.	156,600	1,652,130
Tellabs, Inc. (a)	284,800	2,027,776
TOTAL COMMUNICATIONS EQUIPMENT		213,507,482
COMPUTERS & PERIPHERALS - 17.3%
Adaptec, Inc. (a)	294,800	1,768,800
Apple Computer, Inc. (a)	366,100	28,153,090
Brocade Communications Systems, Inc. (a)	4,200	26,040
Compal Electronics, Inc.	1,933,179	1,819,463
Dell, Inc. (a)	1,339,000	55,916,640
Dot Hill Systems Corp. (a)	495,000	3,118,500
EMC Corp. (a)	2,780,772	36,428,113
Emulex Corp. (a)	109,700	1,795,789
Network Appliance, Inc. (a)	139,900	4,454,416
palmOne, Inc. (a)	34,168	884,097
QLogic Corp. (a)	147,800	5,657,784
Quanta Computer, Inc.	2,008,238	3,339,188

	Shares	Value (Note 1)
Seagate Technology	568,900	$ 9,625,788
Sun Microsystems, Inc. (a)	859,700	3,748,292
Western Digital Corp. (a)	341,900	3,682,263
TOTAL COMPUTERS & PERIPHERALS		160,418,263
ELECTRICAL EQUIPMENT - 0.2%
BYD Co. Ltd. (H Shares)	623,000	1,896,992
ELECTRONIC EQUIPMENT & INSTRUMENTS - 6.4%
Aeroflex, Inc. (a)	123,300	1,186,146
Agilent Technologies, Inc. (a)	217,600	4,811,136
Arrow Electronics, Inc. (a)	145,100	3,425,811
AU Optronics Corp. sponsored ADR	325,200	5,030,844
Avnet, Inc. (a)	173,400	3,107,328
Benchmark Electronics, Inc. (a)	81,400	2,602,358
CDW Corp.	88,900	5,200,650
Celestica, Inc. (sub. vtg.) (a)	249,400	3,245,486
Flextronics International Ltd. (a)	145,000	2,051,750
Hon Hai Precision Industries Co. Ltd.	1,280,713	5,625,092
Ingram Micro, Inc. Class A (a)	84,100	1,554,168
KEMET Corp. (a)	336,700	2,845,115
Photon Dynamics, Inc. (a)	256,300	5,533,517
Solectron Corp. (a)	1,489,100	7,400,827
TTM Technologies, Inc. (a)	204,900	1,926,060
Vishay Intertechnology, Inc. (a)	145,000	1,895,150
Xyratex Ltd.	120,000	2,242,800
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		59,684,238
HOTELS, RESTAURANTS & LEISURE - 0.0%
eLong, Inc. ADR	1,500	22,410
HOUSEHOLD DURABLES - 0.3%
LG Electronics, Inc.	33,080	2,275,156
ReignCom Ltd.	24,592	693,559
TOTAL HOUSEHOLD DURABLES		2,968,715
INTERNET & CATALOG RETAIL - 1.2%
eBay, Inc. (a)	133,200	10,855,800
INTERNET SOFTWARE & SERVICES - 2.9%
Akamai Technologies, Inc. (a)	128,100	1,678,110
AsiaInfo Holdings, Inc. (a)	183,700	933,196
Google, Inc. Class A (sub. vtg.)	76,400	14,946,132
Openwave Systems, Inc. (a)	353,466	4,814,207
SonicWALL, Inc. (a)	308,400	1,992,264
VeriSign, Inc. (a)	84,800	2,191,232
TOTAL INTERNET SOFTWARE & SERVICES		26,555,141
IT SERVICES - 0.8%
Affiliated Computer Services, Inc. Class A (a)	66,500	3,603,635
Common Stocks - continued
	Shares	Value (Note 1)
IT SERVICES - CONTINUED
Infosys Technologies Ltd. sponsored ADR (d)	46,200	$ 3,051,048
Kanbay International, Inc.	18,400	495,880
TOTAL IT SERVICES		7,150,563
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 35.7%
Agere Systems, Inc.:
Class A (a)	700,000	1,008,000
Class B (a)	281,700	405,648
Altera Corp. (a)	334,100	6,414,720
AMIS Holdings, Inc. (a)	47,600	512,176
Analog Devices, Inc.	599,700	21,523,233
Applied Materials, Inc. (a)	662,100	10,527,390
Applied Micro Circuits Corp. (a)	961,700	3,183,227
ASML Holding NV (NY Shares) (a)	433,500	7,122,405
Atmel Corp. (a)	860,800	2,634,048
ATMI, Inc. (a)	120,300	2,734,419
Axcelis Technologies, Inc. (a)	94,600	706,662
Broadcom Corp. Class A (a)	149,000	4,742,670
Cambridge Display Technologies, Inc.	61,700	414,007
Cypress Semiconductor Corp. (a)	651,600	7,428,240
Exar Corp. (a)	53,600	770,232
Fairchild Semiconductor International, Inc. (a)	276,900	3,951,363
Freescale Semiconductor, Inc.:
Class A	205,100	3,507,210
Class B (a)	302,980	5,293,061
Integrated Circuit Systems, Inc. (a)	758,100	14,403,900
Integrated Device Technology, Inc. (a)	624,800	7,335,152
Intel Corp.	3,783,100	84,930,595
International Rectifier Corp. (a)	119,700	4,686,255
Intersil Corp. Class A	264,400	3,921,052
KLA-Tencor Corp. (a)	161,600	7,474,000
Linear Technology Corp.	62,800	2,370,072
Marvell Technology Group Ltd. (a)	414,900	13,878,405
Maxim Integrated Products, Inc.	246,400	9,612,064
Mindspeed Technologies, Inc. (a)	1,289,800	2,998,785
MKS Instruments, Inc. (a)	68,100	1,065,765
National Semiconductor Corp.	1,700,500	28,789,465
NVIDIA Corp. (a)	191,100	4,380,012
O2Micro International Ltd. (a)	115,200	1,021,824
ON Semiconductor Corp. (a)	567,700	2,077,782
PMC-Sierra, Inc. (a)	207,100	2,128,988
RF Micro Devices, Inc. (a)	258,000	1,411,260

	Shares	Value (Note 1)
Samsung Electronics Co. Ltd.	12,341	$ 5,951,090
Sigmatel, Inc. (a)	49,800	1,962,618
Silicon Laboratories, Inc. (a)	86,600	2,953,060
Skyworks Solutions, Inc. (a)	183,500	1,392,765
Teradyne, Inc. (a)	459,700	6,449,591
Tessera Technologies, Inc. (a)	56,000	2,178,400
Texas Instruments, Inc.	1,292,400	29,996,604
Trident Microsystems, Inc. (a)	25,000	450,000
Vitesse Semiconductor Corp. (a)	974,600	2,826,340
Volterra Semiconductor Corp.	117,200	2,093,192
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		331,617,747
SOFTWARE - 9.5%
Adobe Systems, Inc.	43,500	2,475,150
JAMDAT Mobile, Inc.	52,000	1,140,360
Macromedia, Inc. (a)	14,700	503,328
Macrovision Corp. (a)	142,800	3,331,524
McAfee, Inc. (a)	200,100	5,172,585
Microsoft Corp.	534,200	14,038,776
Oracle Corp. (a)	1,093,400	15,056,118
Quest Software, Inc. (a)	449,400	6,381,480
Red Hat, Inc. (a)	403,300	4,375,805
Shanda Interactive Entertainment Ltd. ADR	28,500	934,800
Siebel Systems, Inc. (a)	469,700	4,091,087
Symantec Corp. (a)	321,700	7,511,695
THQ, Inc. (a)	104,500	2,325,125
VERITAS Software Corp. (a)	823,300	21,175,276
TOTAL SOFTWARE		88,513,109
WIRELESS TELECOMMUNICATION SERVICES - 0.4%
American Tower Corp. Class A (a)	88,700	1,607,244
Leap Wireless International, Inc. (a)	74,100	2,019,225
TOTAL WIRELESS TELECOMMUNICATION SERVICES		3,626,469
TOTAL COMMON STOCKS (Cost $917,275,529)		912,554,749
Convertible Preferred Stocks - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	17,200	0
Procket Networks, Inc. Series C (a)(e)	276,000	3
SOFTWARE - 0.0%
Monterey Design Systems Series E (e)	34,200	30,780
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,779,308)		30,783
Money Market Funds - 2.7%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.31% (b)	18,056,691	$ 18,056,691
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	6,869,000	6,869,000
TOTAL MONEY MARKET FUNDS (Cost $24,925,691)		24,925,691
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $946,980,528)		937,511,223
NET OTHER ASSETS - (1.0)%		(9,538,483)
NET ASSETS - 100%		$ 927,972,740
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,076,388 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 296,528
ITF Optical Technologies, Inc. Series A	10/11/00	$ 1,711,500
Monterey Design Systems Series E	11/1/00	$ 1,795,500
OZ Optics Ltd. unit	8/18/00	$ 1,003,680
Procket Networks, Inc. Series C	11/15/00 - 12/26/00	$ 2,725,776
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.8%
Canada	2.0%
Finland	1.9%
Bermuda	1.7%
Taiwan	1.7%
Cayman Islands	1.2%
Others (individually less than 1%)	3.7%
100.0%
Income Tax Information
At July 31, 2004, the fund had a capital loss carryforward of approximately $1,724,899,006 of which $1,225,092,223 and $499,806,783 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Technology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2005 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,151,840) (cost $946,980,528) - See accompanying schedule		$ 937,511,223
Cash		1,839,222
Foreign currency held at value (cost $5,532,720)		5,546,883
Receivable for investments sold		34,350,726
Receivable for fund shares sold		1,133,190
Dividends receivable		139,816
Interest receivable		12,748
Prepaid expenses		3,548
Other affiliated receivables		69
Other receivables		262,180
Total assets		980,799,605
Liabilities
Payable for investments purchased	$ 40,564,345
Payable for fund shares redeemed	3,922,344
Accrued management fee	448,031
Distribution fees payable	550,237
Other affiliated payables	438,250
Other payables and accrued expenses	34,658
Collateral on securities loaned, at value	6,869,000
Total liabilities		52,826,865
Net Assets		$ 927,972,740
Net Assets consist of:
Paid in capital		$ 2,632,530,513
Accumulated net investment loss		(1,622,999)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,693,481,139)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(9,453,635)
Net Assets		$ 927,972,740
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($125,009,416 ÷ 8,432,327 shares)		$ 14.83
Maximum offering price per share (100/94.25 of $14.83)		$ 15.73
Class T: Net Asset Value and redemption price per share ($340,940,873 ÷ 23,374,091 shares)		$ 14.59
Maximum offering price per share (100/96.50 of $14.59)		$ 15.12
Class B: Net Asset Value and offering price per share ($333,199,746 ÷ 23,740,731 shares) A		$ 14.03
Class C: Net Asset Value and offering price per share ($116,934,585 ÷ 8,294,340 shares) A		$ 14.10
Institutional Class: Net Asset Value, offering price and redemption price per share ($11,888,120 ÷ 782,382 shares)		$ 15.19
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2005 (Unaudited)
Investment Income
Dividends		$ 1,436,077
Special Dividends		9,090,900
Interest		103,639
Security lending		37,502
Total income		10,668,118

Expenses
Management fee	$ 2,741,045
Transfer agent fees	2,486,860
Distribution fees	3,366,428
Accounting and security lending fees	170,522
Non-interested trustees' compensation	2,835
Custodian fees and expenses	29,998
Registration fees	43,531
Audit	22,794
Legal	1,207
Miscellaneous	4,946
Total expenses before reductions	8,870,166
Expense reductions	(405,330)	8,464,836
Net investment income (loss)		2,203,282
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	19,254,017
Foreign currency transactions	(14,137)
Total net realized gain (loss)		19,239,880
Change in net unrealized appreciation (depreciation) on: Investment securities	38,524,937
Assets and liabilities in foreign currencies	39,303
Total change in net unrealized appreciation (depreciation)		38,564,240
Net gain (loss)		57,804,120
Net increase (decrease) in net assets resulting from operations		$ 60,007,402

See accompanying notes which are an integral part of the financial statements.

Technology

Statement of Changes in Net Assets

	Six months ended January 31, 2005 (Unaudited)	Year ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,203,282	$ (17,700,644)
Net realized gain (loss)	19,239,880	172,486,507
Change in net unrealized appreciation (depreciation)	38,564,240	(101,951,521)
Net increase (decrease) in net assets resulting from operations	60,007,402	52,834,342
Distributions to shareholders from net investment income	(3,825,438)	-
Share transactions - net increase (decrease)	(107,856,109)	(107,215,077)
Redemption fees	21,574	148,216
Total increase (decrease) in net assets	(51,652,571)	(54,232,519)

Net Assets
Beginning of period	979,625,311	1,033,857,830
End of period (including accumulated net investment loss of $1,622,999 and accumulated net investment loss of $843, respectively)	$ 927,972,740	$ 979,625,311

Financial Highlights - Class A

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.98	$ 13.36	$ 10.03	$ 17.76	$ 36.23	$ 24.95
Income from Investment Operations
Net investment income (loss) E	.06 F	(.17)	(.11)	(.15)	(.17)	(.19)
Net realized and unrealized gain (loss)	.87	.79	3.44	(7.58)	(16.67)	13.04
Total from investment operations	.93	.62	3.33	(7.73)	(16.84)	12.85
Distributions from net investment income	(.08)	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	(1.63)	(1.58)
Total distributions	(.08)	-	-	-	(1.63)	(1.58)
Redemption fees added to paid in capital E	- H	- H	- H	- H	- H	.01
Net asset value, end of period	$ 14.83	$ 13.98	$ 13.36	$ 10.03	$ 17.76	$ 36.23
Total Return B, C, D	6.63%	4.64%	33.20%	(43.52)%	(48.83)%	53.76%
Ratios to Average Net Assets G
Expenses before expense reductions	1.43% A	1.44%	1.70%	1.53%	1.23%	1.16%
Expenses net of voluntary waivers, if any	1.43% A	1.44%	1.59%	1.51%	1.23%	1.16%
Expenses net of all reductions	1.34% A	1.35%	1.38%	1.43%	1.21%	1.15%
Net investment income (loss)	.89% A, F	(1.10)%	(1.03)%	(1.07)%	(.68)%	(.55)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 125,009	$ 123,389	$ 123,604	$ 101,649	$ 211,429	$ 388,756
Portfolio turnover rate	133% A	105%	140%	164%	181%	125%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (1.01)%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.76	$ 13.17	$ 9.91	$ 17.59	$ 35.95	$ 24.76
Income from Investment Operations
Net investment income (loss) E	.05 F	(.19)	(.14)	(.18)	(.22)	(.27)
Net realized and unrealized gain (loss)	.85	.78	3.40	(7.50)	(16.55)	12.96
Total from investment operations	.90	.59	3.26	(7.68)	(16.77)	12.69
Distributions from net investment income	(.07)	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	(1.59)	(1.51)
Total distributions	(.07)	-	-	-	(1.59)	(1.51)
Redemption fees added to paid in capital E	- H	- H	- H	- H	- H	.01
Net asset value, end of period	$ 14.59	$ 13.76	$ 13.17	$ 9.91	$ 17.59	$ 35.95
Total Return B, C, D	6.52%	4.48%	32.90%	(43.66)%	(48.96)%	53.41%
Ratios to Average Net Assets G
Expenses before expense reductions	1.61% A	1.62%	1.85%	1.70%	1.43%	1.38%
Expenses net of voluntary waivers, if any	1.61% A	1.62%	1.83%	1.70%	1.43%	1.38%
Expenses net of all reductions	1.53% A	1.53%	1.63%	1.62%	1.41%	1.37%
Net investment income (loss)	.71% A, F	(1.28)%	(1.28)%	(1.26)%	(.88)%	(.77)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 340,941	$ 363,399	$ 367,257	$ 302,657	$ 645,015	$ 1,286,376
Portfolio turnover rate	133% A	105%	140%	164%	181%	125%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (1.20)%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.25	$ 12.76	$ 9.64	$ 17.21	$ 35.33	$ 24.44
Income from Investment Operations
Net investment income (loss) E	.01 F	(.27)	(.17)	(.25)	(.35)	(.45)
Net realized and unrealized gain (loss)	.81	.76	3.29	(7.32)	(16.27)	12.78
Total from investment operations	.82	.49	3.12	(7.57)	(16.62)	12.33
Distributions from net investment income	(.04)	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	(1.50)	(1.45)
Total distributions	(.04)	-	-	-	(1.50)	(1.45)
Redemption fees added to paid in capital E	- H	- H	- H	- H	- H	.01
Net asset value, end of period	$ 14.03	$ 13.25	$ 12.76	$ 9.64	$ 17.21	$ 35.33
Total Return B, C, D	6.18%	3.84%	32.37%	(43.99)%	(49.28)%	52.57%
Ratios to Average Net Assets G
Expenses before expense reductions	2.20% A	2.21%	2.38%	2.28%	1.98%	1.91%
Expenses net of voluntary waivers, if any	2.20% A	2.21%	2.25%	2.25%	1.98%	1.91%
Expenses net of all reductions	2.12% A	2.12%	2.05%	2.18%	1.96%	1.91%
Net investment income (loss)	.12% A, F	(1.87)%	(1.69)%	(1.81)%	(1.43)%	(1.30)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 333,200	$ 355,927	$ 391,832	$ 337,976	$ 729,518	$ 1,372,523
Portfolio turnover rate	133% A	105%	140%	164%	181%	125%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (1.79)%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Technology

Financial Highlights - Class C

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.31	$ 12.80	$ 9.67	$ 17.25	$ 35.39	$ 24.49
Income from Investment Operations
Net investment income (loss) E	.01 F	(.26)	(.17)	(.24)	(.33)	(.44)
Net realized and unrealized gain (loss)	.82	.77	3.30	(7.34)	(16.30)	12.80
Total from investment operations	.83	.51	3.13	(7.58)	(16.63)	12.36
Distributions from net investment income	(.04)	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	(1.51)	(1.47)
Total distributions	(.04)	-	-	-	(1.51)	(1.47)
Redemption fees added to paid in capital E	- H	- H	- H	- H	- H	.01
Net asset value, end of period	$ 14.10	$ 13.31	$ 12.80	$ 9.67	$ 17.25	$ 35.39
Total Return B, C, D	6.23%	3.98%	32.37%	(43.94)%	(49.24)%	52.60%
Ratios to Average Net Assets G
Expenses before expense reductions	2.12% A	2.13%	2.28%	2.18%	1.94%	1.89%
Expenses net of voluntary waivers, if any	2.12% A	2.13%	2.25%	2.18%	1.94%	1.89%
Expenses net of all reductions	2.04% A	2.04%	2.05%	2.11%	1.91%	1.89%
Net investment income (loss)	.19% A, F	(1.79)%	(1.69)%	(1.74)%	(1.38)%	(1.28)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 116,935	$ 125,926	$ 139,654	$ 123,034	$ 269,563	$ 472,462
Portfolio turnover rate	133% A	105%	140%	164%	181%	125%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (1.71)%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 14.32	$ 13.61	$ 10.15	$ 17.90	$ 36.43	$ 25.05
Income from Investment Operations
Net investment income (loss) D	.10 E	(.09)	(.05)	(.08)	(.08)	(.09)
Net realized and unrealized gain (loss)	.88	.80	3.51	(7.67)	(16.78)	13.08
Total from investment operations	.98	.71	3.46	(7.75)	(16.86)	12.99
Distributions from net investment income	(.11)	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	(1.67)	(1.62)
Total distributions	(.11)	-	-	-	(1.67)	(1.62)
Redemption fees added to paid in capital D	- G	- G	- G	- G	- G	.01
Net asset value, end of period	$ 15.19	$ 14.32	$ 13.61	$ 10.15	$ 17.90	$ 36.43
Total Return B, C,	6.82%	5.22%	34.09%	(43.30)%	(48.67)%	54.16%
Ratios to Average Net Assets F
Expenses before expense reductions	.92% A	.93%	.99%	1.00%	.86%	.87%
Expenses net of voluntary waivers, if any	.92% A	.93%	.99%	1.00%	.86%	.87%
Expenses net of all reductions	.83% A	.84%	.79%	.92%	.84%	.87%
Net investment income (loss)	1.40% A, E	(.59)%	(.43)%	(.56)%	(.31)%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,888	$ 10,984	$ 11,511	$ 10,495	$ 24,084	$ 63,957
Portfolio turnover rate	133% A	105%	140%	164%	181%	125%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (.50)%. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Technology Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Technology

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 77,553,077
Unrealized depreciation	(98,426,626)
Net unrealized appreciation (depreciation)	$ (20,873,549)
Cost for federal income tax purposes	$ 958,384,772

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $626,251,449 and $733,067,867, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 155,225	$ -
Class T	.25%	.25%	888,166	-
Class B	.75%	.25%	1,713,521	1,285,141
Class C	.75%	.25%	609,516	33,997
			$ 3,366,428	$ 1,319,138

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,041
Class T	18,856
Class B*	461,044
Class C*	7,687
$ 503,628

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 338,441	.55*
Class T	854,300	.48*
Class B	978,278	.57*
Class C	300,428	.49*
Institutional Class	15,413	.28*
	$ 2,486,860

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $80,911 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $93,855 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collat-eral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Technology

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $405,330 for the period.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 12% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2005	Year ended July 31, 2004
From net investment income
Class A	$ 693,959	$ -
Class T	1,715,020	-
Class B	986,705	-
Class C	351,015	-
Institutional Class	78,739	-
Total	$ 3,825,438	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2005	Year ended July 31, 2004	Six months ended January 31, 2005	Year ended July 31, 2004
Class A
Shares sold	967,015	1,949,432	$ 13,975,955	$ 30,174,313
Reinvestment of distributions	41,795	-	642,395	-
Shares redeemed	(1,402,691)	(2,376,787)	(20,435,784)	(36,367,643)
Net increase (decrease)	(393,881)	(427,355)	$ (5,817,434)	$ (6,193,330)
Class T
Shares sold	2,075,481	6,284,281	$ 29,051,839	$ 95,617,905
Reinvestment of distributions	108,716	-	1,643,781	-
Shares redeemed	(5,221,654)	(7,757,438)	(74,688,460)	(117,704,082)
Net increase (decrease)	(3,037,457)	(1,473,157)	$ (43,992,840)	$ (22,086,177)
Class B
Shares sold	396,818	1,611,188	$ 5,393,507	$ 23,596,499
Reinvestment of distributions	61,748	-	899,046	-
Shares redeemed	(3,574,546)	(5,460,468)	(48,569,527)	(80,101,949)
Net increase (decrease)	(3,115,980)	(3,849,280)	$ (42,276,974)	$ (56,505,450)
Class C
Shares sold	353,198	1,207,664	$ 4,833,982	$ 17,854,754
Reinvestment of distributions	20,786	-	304,101	-
Shares redeemed	(1,542,594)	(2,652,498)	(21,244,104)	(39,082,309)
Net increase (decrease)	(1,168,610)	(1,444,834)	$ (16,106,021)	$ (21,227,555)
Institutional Class
Shares sold	139,801	171,199	$ 2,161,153	$ 2,734,772
Reinvestment of distributions	3,961	-	62,341	-
Shares redeemed	(128,592)	(249,741)	(1,886,334)	(3,937,337)
Net increase (decrease)	15,170	(78,542)	$ 337,160	$ (1,202,565)

Semiannual Report

Advisor Telecommunications & Utilities Growth Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period * August 1, 2004 to January 31, 2005
Class A
Actual	$ 1,000.00	$ 1,137.80	$ 7.60
HypotheticalA	$ 1,000.00	$ 1,018.10	$ 7.17
Class T
Actual	$ 1,000.00	$ 1,135.70	$ 9.15
HypotheticalA	$ 1,000.00	$ 1,016.64	$ 8.64
Class B
Actual	$ 1,000.00	$ 1,133.70	$ 11.62
HypotheticalA	$ 1,000.00	$ 1,014.32	$ 10.97
Class C
Actual	$ 1,000.00	$ 1,133.60	$ 11.19
HypotheticalA	$ 1,000.00	$ 1,014.72	$ 10.56
Institutional Class
Actual	$ 1,000.00	$ 1,139.30	$ 5.50
HypotheticalA	$ 1,000.00	$ 1,020.06	$ 5.19
A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.41%
Class T	1.70%
Class B	2.16%
Class C	2.08%
Institutional Class	1.02%

Telecommunications & Utilities Growth

Advisor Telecommunications & Utilities Growth Fund

Investment Summary

Top Ten Stocks as of January 31, 2005
% of fund's net assets
Verizon Communications, Inc.	9.8
SBC Communications, Inc.	9.4
BellSouth Corp.	8.9
TXU Corp.	8.0
Nextel Communications, Inc. Class A	7.8
Exelon Corp.	5.0
EchoStar Communications Corp. Class A	4.5
PG&E Corp.	4.5
Dominion Resources, Inc.	4.3
Citizens Communications Co.	4.3
66.5
Top Industries as of January 31, 2005
% of fund's net assets
Diversified Telecommunication Services	40.0%
Electric Utilities	25.8%
Wireless Telecommunication Services	18.6%
Multi-Utilities & Unregulated Power	7.2%
Media	6.0%
All Others *	2.4%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Telecommunications & Utilities Growth Fund

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (Note 1)
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Adesa, Inc.	5,900	$ 121,953
COMMUNICATIONS EQUIPMENT - 0.1%
Powerwave Technologies, Inc. (a)	25,100	197,537
CONSTRUCTION & ENGINEERING - 0.5%
Dycom Industries, Inc. (a)	41,200	1,119,404
DIVERSIFIED TELECOMMUNICATION SERVICES - 40.0%
Alaska Communication Systems Group, Inc.	22,800	199,500
ALLTEL Corp.	20,700	1,139,328
AT&T Corp.	134,500	2,581,055
BellSouth Corp.	689,300	18,087,232
Citizens Communications Co.	645,300	8,705,097
Golden Telecom, Inc.	7,300	205,276
Iowa Telecommunication Services, Inc.	15,800	319,950
Qwest Communications International, Inc. (a)	1,149,000	4,825,800
SBC Communications, Inc.	801,600	19,046,016
Sprint Corp.	240,300	5,726,349
TELUS Corp. (non-vtg.)	23,200	648,677
Verizon Communications, Inc.	558,000	19,859,220
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		81,343,500
ELECTRIC UTILITIES - 25.8%
Allegheny Energy, Inc. (a)	28,300	547,322
Allete, Inc.	1,966	81,333
Entergy Corp.	75,800	5,269,616
Exelon Corp.	231,000	10,221,750
FirstEnergy Corp.	108,700	4,321,912
PG&E Corp. (a)	259,200	9,072,000
PPL Corp.	75,300	4,066,200
Sierra Pacific Resources (a)(d)	139,400	1,371,696
TXU Corp.	233,900	16,185,880
Westar Energy, Inc.	10,200	237,660
Wisconsin Energy Corp.	30,600	1,045,908
TOTAL ELECTRIC UTILITIES		52,421,277
GAS UTILITIES - 0.5%
KeySpan Corp.	2,800	110,516
Piedmont Natural Gas Co., Inc.	6,869	159,567
Southern Union Co.	21,500	501,380
UGI Corp.	6,200	258,354
TOTAL GAS UTILITIES		1,029,817
INTERNET SOFTWARE & SERVICES - 0.1%
Raindance Communications, Inc. (a)	76,000	168,720
MEDIA - 6.0%
EchoStar Communications Corp. Class A	299,300	9,131,643

	Shares	Value (Note 1)
NTL, Inc. (a)	3,300	$ 224,499
The DIRECTV Group, Inc. (a)	133,524	2,009,536
XM Satellite Radio Holdings, Inc. Class A (a)	25,200	804,132
TOTAL MEDIA		12,169,810
MULTI-UTILITIES & UNREGULATED POWER - 7.2%
AES Corp. (a)	207,100	2,909,755
Constellation Energy Group, Inc.	27,400	1,370,000
Dominion Resources, Inc.	125,800	8,728,004
Equitable Resources, Inc.	8,600	490,544
ONEOK, Inc.	39,200	1,085,840
TOTAL MULTI-UTILITIES & UNREGULATED POWER		14,584,143
WATER UTILITIES - 0.1%
Aqua America, Inc.	7,428	178,495
WIRELESS TELECOMMUNICATION SERVICES - 18.6%
Alamosa Holdings, Inc. (a)	37,000	473,600
American Tower Corp. Class A (a)	326,800	5,921,616
Crown Castle International Corp. (a)	154,800	2,538,720
InPhonic, Inc.	300	7,545
Millicom International Cellular SA (a)	3,400	72,726
Nextel Communications, Inc. Class A (a)	550,100	15,782,369
Nextel Partners, Inc. Class A (a)	198,900	3,956,121
NII Holdings, Inc. (a)	76,200	4,099,560
Price Communications Corp. (a)	19,500	338,715
SpectraSite, Inc. (a)	38,400	2,250,240
Western Wireless Corp. Class A (a)	63,740	2,408,097
TOTAL WIRELESS TELECOMMUNICATION SERVICES		37,849,309
TOTAL COMMON STOCKS (Cost $168,903,289)		201,183,965
Money Market Funds - 1.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.31% (b)	1,453,991	$ 1,453,991
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	1,040,000	1,040,000
TOTAL MONEY MARKET FUNDS (Cost $2,493,991)		2,493,991
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $171,397,280)		203,677,956
NET OTHER ASSETS - (0.1)%		(283,251)
NET ASSETS - 100%		$ 203,394,705
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Income Tax Information
At July 31, 2004, the fund had a capital loss carryforward of approximately $352,944,244 of which $57,788,416, $140,743,296 and $154,412,532 will expire on July 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Telecommunications & Utilities Growth Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,023,360) (cost $171,397,280) - See accompanying schedule		$ 203,677,956
Receivable for investments sold		3,847,362
Receivable for fund shares sold		133,373
Dividends receivable		675,692
Interest receivable		1,854
Prepaid expenses		696
Other affiliated receivables		4
Other receivables		12,163
Total assets		208,349,100

Liabilities
Payable to custodian bank	$ 9,750
Payable for investments purchased	2,844,272
Payable for fund shares redeemed	721,734
Accrued management fee	98,315
Distribution fees payable	131,155
Other affiliated payables	84,431
Other payables and accrued expenses	24,738
Collateral on securities loaned, at value	1,040,000
Total liabilities		4,954,395
Net Assets		$ 203,394,705
Net Assets consist of:
Paid in capital		$ 516,860,023
Undistributed net investment income		371,277
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(346,117,271)
Net unrealized appreciation (depreciation) on investments		32,280,676
Net Assets		$ 203,394,705
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($24,713,584 ÷ 1,825,006 shares)		$ 13.54
Maximum offering price per share (100/94.25 of $13.54)		$ 14.37
Class T: Net Asset Value and redemption price per share ($54,799,970 ÷ 4,058,498 shares)		$ 13.50
Maximum offering price per share (100/96.50 of $13.50)		$ 13.99
Class B: Net Asset Value and offering price per share ($85,602,760 ÷ 6,441,708 shares) A		$ 13.29
Class C: Net Asset Value and offering price per share ($36,084,844 ÷ 2,713,237 shares) A		$ 13.30
Institutional Class: Net Asset Value, offering price and redemption price per share ($2,193,547 ÷ 160,760 shares)		$ 13.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2005 (Unaudited)

Investment Income
Dividends		$ 2,744,853
Special Dividends		1,290,600
Interest		14,847
Security lending		3,902
Total income		4,054,202

Expenses
Management fee	$ 589,509
Transfer agent fees	496,996
Distribution fees	787,019
Accounting and security lending fees	42,580
Non-interested trustees' compensation	596
Custodian fees and expenses	2,749
Registration fees	32,916
Audit	20,597
Legal	605
Miscellaneous	1,008
Total expenses before reductions	1,974,575
Expense reductions	(23,008)	1,951,567
Net investment income (loss)		2,102,635
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	10,969,353
Foreign currency transactions	(1,926)
Total net realized gain (loss)		10,967,427
Change in net unrealized appreciation (depreciation) on investment securities		12,756,648
Net gain (loss)		23,724,075
Net increase (decrease) in net assets resulting from operations		$ 25,826,710

See accompanying notes which are an integral part of the financial statements.

Telecommunications & Utilities Growth

Statement of Changes in Net Assets

	Six months ended January 31, 2005 (Unaudited)	Year ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,102,635	$ 757,542
Net realized gain (loss)	10,967,427	26,016,597
Change in net unrealized appreciation (depreciation)	12,756,648	5,705,831
Net increase (decrease) in net assets resulting from operations	25,826,710	32,479,970
Distributions to shareholders from net investment income	(2,204,581)	(1,058,918)
Share transactions - net increase (decrease)	(17,506,626)	(39,718,704)
Redemption fees	3,227	13,588
Total increase (decrease) in net assets	6,118,730	(8,284,064)

Net Assets
Beginning of period	197,275,975	205,560,039
End of period (including undistributed net investment income of $371,277 and undistributed net investment income of $473,223, respectively)	$ 203,394,705	$ 197,275,975

Financial Highlights - Class A

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.09	$ 10.37	$ 8.74	$ 15.18	$ 21.08	$ 20.31
Income from Investment Operations
Net investment income (loss) E	.17 G	.10	.13	.10	.05	.53 F
Net realized and unrealized gain (loss)	1.49	1.72	1.69	(6.54)	(5.41)	1.29
Total from investment operations	1.66	1.82	1.82	(6.44)	(5.36)	1.82
Distributions from net investment income	(.21)	(.10)	(.19)	-	(.28)	(.05)
Distributions from net realized gain	-	-	-	-	(.26)	(1.01)
Total distributions	(.21)	(.10)	(.19)	-	(.54)	(1.06)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 13.54	$ 12.09	$ 10.37	$ 8.74	$ 15.18	$ 21.08
Total Return B, C, D	13.78%	17.67%	21.22%	(42.42)%	(26.09)%	9.59%
Ratios to Average Net Assets H
Expenses before expense reductions	1.41% A	1.51%	1.67%	1.45%	1.25%	1.20%
Expenses net of voluntary waivers, if any	1.41% A	1.50%	1.58%	1.45%	1.25%	1.20%
Expenses net of all reductions	1.39% A	1.45%	1.47%	1.36%	1.20%	1.17%
Net investment income (loss)	2.56% A, G	.87%	1.46%	.79%	.32%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,714	$ 21,987	$ 21,761	$ 22,377	$ 54,265	$ 61,610
Portfolio turnover rate	27% A	38%	81%	116%	220%	172%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.52 per share. G Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.30%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.04	$ 10.33	$ 8.68	$ 15.11	$ 21.01	$ 20.23
Income from Investment Operations
Net investment income (loss) E	.15 G	.07	.11	.07	.01	.47 F
Net realized and unrealized gain (loss)	1.48	1.72	1.68	(6.50)	(5.40)	1.31
Total from investment operations	1.63	1.79	1.79	(6.43)	(5.39)	1.78
Distributions from net investment income	(.17)	(.08)	(.14)	-	(.25)	(.01)
Distributions from net realized gain	-	-	-	-	(.26)	(1.00)
Total distributions	(.17)	(.08)	(.14)	-	(.51)	(1.01)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 13.50	$ 12.04	$ 10.33	$ 8.68	$ 15.11	$ 21.01
Total Return B, C, D	13.57%	17.42%	20.91%	(42.55)%	(26.29)%	9.41%
Ratios to Average Net Assets H
Expenses before expense reductions	1.70% A	1.79%	1.94%	1.71%	1.49%	1.44%
Expenses net of voluntary waivers, if any	1.70% A	1.75%	1.83%	1.71%	1.49%	1.44%
Expenses net of all reductions	1.68% A	1.70%	1.72%	1.62%	1.44%	1.41%
Net investment income (loss)	2.27% A, G	.62%	1.21%	.53%	.08%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,800	$ 53,255	$ 55,510	$ 59,306	$ 149,618	$ 225,415
Portfolio turnover rate	27% A	38%	81%	116%	220%	172%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.52 per share. G Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.01%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 10.15	$ 8.49	$ 14.85	$ 20.72	$ 20.02
Income from Investment Operations
Net investment income (loss) E	.12 G	.01	.07	.01	(.07)	.35 F
Net realized and unrealized gain (loss)	1.46	1.69	1.65	(6.37)	(5.33)	1.29
Total from investment operations	1.58	1.70	1.72	(6.36)	(5.40)	1.64
Distributions from net investment income	(.11)	(.03)	(.06)	-	(.21)	-
Distributions from net realized gain	-	-	-	-	(.26)	(.95)
Total distributions	(.11)	(.03)	(.06)	-	(.47)	(.95)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 13.29	$ 11.82	$ 10.15	$ 8.49	$ 14.85	$ 20.72
Total Return B, C, D	13.37%	16.79%	20.37%	(42.83)%	(26.66)%	8.77%
Ratios to Average Net Assets H
Expenses before expense reductions	2.16% A	2.25%	2.32%	2.20%	2.01%	1.96%
Expenses net of voluntary waivers, if any	2.16% A	2.25%	2.25%	2.20%	2.01%	1.96%
Expenses net of all reductions	2.14% A	2.20%	2.13%	2.11%	1.96%	1.93%
Net investment income (loss)	1.81% A, G	.12%	.79%	.04%	(.44)%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 85,603	$ 84,742	$ 87,868	$ 91,517	$ 213,767	$ 242,888
Portfolio turnover rate	27% A	38%	81%	116%	220%	172%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.52 per share. G Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .55%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Telecommunications & Utilities Growth

Financial Highlights - Class C

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.84	$ 10.16	$ 8.50	$ 14.85	$ 20.71	$ 20.01
Income from Investment Operations
Net investment income (loss) E	.12 G	.02	.07	.02	(.06)	.36 F
Net realized and unrealized gain (loss)	1.46	1.70	1.65	(6.37)	(5.33)	1.29
Total from investment operations	1.58	1.72	1.72	(6.35)	(5.39)	1.65
Distributions from net investment income	(.12)	(.04)	(.06)	-	(.21)	-
Distributions from net realized gain	-	-	-	-	(.26)	(.96)
Total distributions	(.12)	(.04)	(.06)	-	(.47)	(.96)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 13.30	$ 11.84	$ 10.16	$ 8.50	$ 14.85	$ 20.71
Total Return B, C, D	13.36%	16.98%	20.35%	(42.76)%	(26.62)%	8.84%
Ratios to Average Net Assets H
Expenses before expense reductions	2.08% A	2.17%	2.23%	2.11%	1.96%	1.93%
Expenses net of voluntary waivers, if any	2.08% A	2.17%	2.23%	2.11%	1.96%	1.93%
Expenses net of all reductions	2.05% A	2.12%	2.12%	2.02%	1.91%	1.90%
Net investment income (loss)	1.89% A, G	.21%	.80%	.13%	(.39)%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,085	$ 35,038	$ 37,530	$ 41,496	$ 104,628	$ 107,332
Portfolio turnover rate	27% A	38%	81%	116%	220%	172%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.52 per share. G Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .63%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.20	$ 10.47	$ 8.86	$ 15.31	$ 21.19	$ 20.38
Income from Investment Operations
Net investment income (loss) D	.20 F	.15	.18	.16	.12	.60 E
Net realized and unrealized gain (loss)	1.49	1.73	1.71	(6.61)	(5.44)	1.29
Total from investment operations	1.69	1.88	1.89	(6.45)	(5.32)	1.89
Distributions from net investment income	(.25)	(.15)	(.28)	-	(.30)	(.08)
Distributions from net realized gain	-	-	-	-	(.26)	(1.01)
Total distributions	(.25)	(.15)	(.28)	-	(.56)	(1.09)
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	.01
Net asset value, end of period	$ 13.64	$ 12.20	$ 10.47	$ 8.86	$ 15.31	$ 21.19
Total Return B, C	13.93%	18.14%	21.94%	(42.13)%	(25.78)%	9.93%
Ratios to Average Net Assets G
Expenses before expense reductions	1.02% A	1.09%	1.06%	.96%	.85%	.88%
Expenses net of voluntary waivers, if any	1.02% A	1.09%	1.06%	.96%	.85%	.88%
Expenses net of all reductions	.99% A	1.04%	.94%	.87%	.80%	.85%
Net investment income (loss)	2.96% A, F	1.29%	1.98%	1.28%	.72%	2.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,194	$ 2,254	$ 2,891	$ 2,939	$ 8,945	$ 19,064
Portfolio turnover rate	27% A	38%	81%	116%	220%	172%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.52 per share. F Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.70%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Telecommunications & Utilities Growth Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Telecommunications & Utilities Growth

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 41,802,796
Unrealized depreciation	(13,566,144)
Net unrealized appreciation (depreciation)	$ 28,236,652
Cost for federal income tax purposes	$ 175,441,304

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $27,081,324 and $45,883,428, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 29,740	$ -
Class T	.25%	.25%	139,084	-
Class B	.75%	.25%	435,622	326,716
Class C	.75%	.25%	182,573	7,572
			$ 787,019	$ 334,288

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,352
Class T	4,662
Class B *	140,777
Class C *	780
$ 152,571

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 58,349	.49 *
Class T	147,521	.53 *
Class B	213,359	.49 *
Class C	73,810	.40 *
Institutional Class	3,957	.34 *
	$ 496,996

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $14,365 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $718 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Telecommunications & Utilities Growth

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $23,008 for the period.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 10% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2005	Year ended July 31, 2004
From net investment income
Class A	$ 379,843	$ 201,967
Class T	719,039	417,451
Class B	727,725	256,606
Class C	334,204	143,592
Institutional Class	43,770	39,302
Total	$ 2,204,581	$ 1,058,918

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2005	Year ended July 31, 2004	Six months ended January 31, 2005	Year ended July 31, 2004
Class A
Shares sold	243,831	298,298	$ 3,222,134	$ 3,438,753
Reinvestment of distributions	25,986	17,065	343,477	183,774
Shares redeemed	(263,007)	(595,057)	(3,445,543)	(6,759,275)
Net increase (decrease)	6,810	(279,694)	$ 120,068	$ (3,136,748)
Class T
Shares sold	269,552	494,942	$ 3,553,846	$ 5,575,654
Reinvestment of distributions	51,233	36,573	676,854	392,232
Shares redeemed	(686,025)	(1,480,100)	(9,037,511)	(16,736,309)
Net increase (decrease)	(365,240)	(948,585)	$ (4,806,811)	$ (10,768,423)
Class B
Shares sold	124,336	312,692	$ 1,612,122	$ 3,435,209
Reinvestment of distributions	47,675	21,061	631,927	219,667
Shares redeemed	(898,677)	(1,821,311)	(11,555,861)	(20,266,895)
Net increase (decrease)	(726,666)	(1,487,558)	$ (9,311,812)	$ (16,612,019)
Class C
Shares sold	168,697	267,567	$ 2,148,993	$ 2,967,003
Reinvestment of distributions	19,593	10,338	258,067	108,777
Shares redeemed	(435,401)	(1,009,938)	(5,593,656)	(11,224,441)
Net increase (decrease)	(247,111)	(732,033)	$ (3,186,596)	$ (8,148,661)
Institutional Class
Shares sold	13,090	23,573	$ 172,863	$ 273,182
Reinvestment of distributions	2,019	2,128	26,680	22,996
Shares redeemed	(39,136)	(117,098)	(521,018)	(1,349,031)
Net increase (decrease)	(24,027)	(91,397)	$ (321,475)	$ (1,052,853)

Telecommunications & Utilities Growth

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodians

JPMorgan Chase Bank

New York, NY

Brown Brothers Harriman & Co. (dagger)

Boston, MA

State Street Bank and Trust (dagger)(dagger)

Quincy, MA

* Custodian for Fidelity Advisor Natural Resources Fund only.

(dagger)(dagger) Custodian for Fidelity Advisor Biotechnology Fund, Fidelity Advisor Developing Communications Fund, and Fidelity Advisor Electronics Fund only.

(2_fidelity_logo_graphics)(registered trademark)

Fidelity Investments Institutional Services Co., Inc.

P.O. Box 505422

Cincinnati, OH 45250-5422

Printed on Recycled Paper

AFOC-USAN-0305
1.789279.101

(fidelity_logo) (Registered_Trademark)

Fidelity Advisor

Focus Funds®

Institutional Class

Biotechnology

Consumer Industries

Cyclical Industries

Developing Communications

Electronics

Financial Services

Health Care

Natural Resources

Technology

Telecommunications &
Utilities Growth

Semiannual Report

January 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Biotechnology	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Consumer Industries	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Cyclical Industries	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Developing Communications	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Electronics	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Financial Services	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Health Care	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Natural Resources	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Technology	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Telecommunications & Utilities Growth	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Advisor Biotechnology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period* August 1, 2004 to January 31, 2005
Class A
Actual	$ 1,000.00	$ 1,036.70	$ 7.70 **
Hypothetical A	$ 1,000.00	$ 1,017.64	$ 7.63 **
Class T
Actual	$ 1,000.00	$ 1,033.60	$ 8.97 **
Hypothetical A	$ 1,000.00	$ 1,016.38	$ 8.89 **
Class B
Actual	$ 1,000.00	$ 1,030.80	$ 11.52 **
Hypothetical A	$ 1,000.00	$ 1,013.86	$ 11.42 **
Class C
Actual	$ 1,000.00	$ 1,030.80	$ 11.52 **
Hypothetical A	$ 1,000.00	$ 1,013.86	$ 11.42 **
Institutional Class
Actual	$ 1,000.00	$ 1,036.30	$ 6.01 **
Hypothetical A	$ 1,000.00	$ 1,019.31	$ 5.96 **

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.50% **
Class T	1.75% **
Class B	2.25% **
Class C	2.25% **
Institutional Class	1.17% **

Biotechnology

** If fees effective January 1, 2005 and changes to voluntary expense limitations effective February 1, 2005 had been in effect during the period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.40%
Actual		$ 7.19
HypotheticalA		$ 7.12
Class T	1.65%
Actual		$ 8.46
HypotheticalA		$ 8.39
Class B	2.15%
Actual		$ 11.01
HypotheticalA		$ 10.92
Class C	2.15%
Actual		$ 11.01
HypotheticalA		$ 10.92
Institutional Class	1.15%
Actual		$ 5.90
HypotheticalA		$ 5.85

A 5% return per year before expenses

Semiannual Report

Advisor Biotechnology Fund

Investment Summary

Top Ten Stocks as of January 31, 2005
% of fund's net assets
Biogen Idec, Inc.	11.0
Genentech, Inc.	9.2
Celgene Corp.	7.0
Elan Corp. PLC sponsored ADR	6.0
MedImmune, Inc.	5.5
Cephalon, Inc.	5.2
Sepracor, Inc.	4.8
Genzyme Corp. - General Division	4.7
ImClone Systems, Inc.	4.2
Gilead Sciences, Inc.	4.0
61.6
Top Industries as of January 31, 2005
% of fund's net assets
Biotechnology	83.5%
Pharmaceuticals	16.0%
Health Care Equipment & Supplies	0.2%
All Others *	0.3%

* Includes short-term investments and net other assets.

Biotechnology

Advisor Biotechnology Fund

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 83.5%
Actelion Ltd. (Reg.) (a)	13,611	$ 1,291,325
Affymetrix, Inc. (a)	41,300	1,699,908
Alkermes, Inc. (a)	71,240	902,611
Amgen, Inc. (a)	24,910	1,550,398
Amylin Pharmaceuticals, Inc. (a)	7,600	170,316
Biogen Idec, Inc. (a)	89,734	5,829,120
Celgene Corp. (a)	136,540	3,733,004
Cephalon, Inc. (a)	56,199	2,764,991
Curis, Inc. (a)	40,700	174,603
Dendreon Corp. (a)	38,800	263,840
Dyax Corp. (a)	4,200	23,772
Enzon Pharmaceuticals, Inc. (a)	25,200	325,080
Genentech, Inc. (a)	102,600	4,895,046
Genta, Inc. (a)	13,700	21,372
Genzyme Corp. - General Division (a)	42,620	2,480,910
Gilead Sciences, Inc. (a)	64,000	2,118,400
Harvard Bioscience, Inc. (a)	300	1,248
ICOS Corp. (a)	26,500	663,295
ImClone Systems, Inc. (a)	52,764	2,213,450
ImmunoGen, Inc. (a)	60,100	418,897
Immunomedics, Inc. (a)	8,600	30,444
Invitrogen Corp. (a)	30,550	2,099,091
Ligand Pharmaceuticals, Inc. Class B (a)	45,400	472,614
Medarex, Inc. (a)	27,590	262,381
MedImmune, Inc. (a)	123,100	2,911,931
Millennium Pharmaceuticals, Inc. (a)	206,771	1,904,361
Neurocrine Biosciences, Inc. (a)	19,300	882,975
NPS Pharmaceuticals, Inc. (a)	12,700	209,550
Oscient Pharmaceuticals Corp. (a)	2,600	8,632
OSI Pharmaceuticals, Inc. (a)	3,500	227,850
Pharmion Corp. (a)	16,004	580,305
Protein Design Labs, Inc. (a)	46,400	935,888
Regeneron Pharmaceuticals, Inc. (a)	23,622	170,078
Seattle Genetics, Inc. (a)	24,600	145,632
Serologicals Corp. (a)	25,000	591,000
Tanox, Inc. (a)	10,700	127,009
Techne Corp. (a)	18,310	638,470
Telik, Inc. (a)	7,300	138,846
Transkaryotic Therapies, Inc. (a)	12,440	298,311
ViaCell, Inc.	500	5,490
XOMA Ltd. (a)	49,300	97,121
TOTAL BIOTECHNOLOGY		44,279,565
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Cholestech Corp. (a)	3,800	47,728
Cyberonics, Inc. (a)	1,300	32,721
Epix Pharmaceuticals, Inc. (a)	3,100	29,915
IntraLase Corp.	300	6,900
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		117,264

	Shares	Value (Note 1)
PHARMACEUTICALS - 16.0%
Cypress Bioscience, Inc. (a)	2,600	$ 35,503
Elan Corp. PLC sponsored ADR (a)	118,700	3,196,591
Guilford Pharmaceuticals, Inc. (a)	28,300	137,397
Medicines Co. (a)	16,900	464,919
Merck KGaA	15,926	1,056,164
MGI Pharma, Inc. (a)	40,800	925,752
Sepracor, Inc. (a)	44,896	2,567,153
SkyePharma PLC (a)	80,613	97,928
TOTAL PHARMACEUTICALS		8,481,407
TOTAL COMMON STOCKS (Cost $50,343,248)		52,878,236
Money Market Funds - 0.7%

Fidelity Cash Central Fund, 2.31% (b) (Cost $369,125)	369,125	369,125
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $50,712,373)		53,247,361
NET OTHER ASSETS - (0.4)%		(221,155)
NET ASSETS - 100%		$ 53,026,206
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.4%
Ireland	6.0%
Switzerland	2.4%
Germany	2.0%
Others (individually less than 1%)	0.2%
100.0%
Income Tax Information
At July 31, 2004, the fund had a capital loss carryforward of approximately $12,284,743 all of which will expire on July 31, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2005 (Unaudited)
Assets
Investment in securities, at value (cost $50,712,373) - See accompanying schedule		$ 53,247,361
Receivable for investments sold		268,946
Receivable for fund shares sold		54,387
Interest receivable		2,576
Prepaid expenses		202
Receivable from investment adviser for expense reductions		3,762
Other affiliated receivables		33
Other receivables		668
Total assets		53,577,935
Liabilities
Payable for investments purchased	$ 217,933
Payable for fund shares redeemed	226,616
Accrued management fee	25,931
Distribution fees payable	32,246
Other affiliated payables	26,005
Other payables and accrued expenses	22,998
Total liabilities		551,729
Net Assets		$ 53,026,206
Net Assets consist of:
Paid in capital		$ 61,488,079
Accumulated net investment loss		(527,268)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(10,469,593)
Net unrealized appreciation (depreciation) on investments		2,534,988
Net Assets		$ 53,026,206
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,189,643 ÷ 1,639,140 shares)		$ 6.22
Maximum offering price per share (100/94.25 of $6.22)		$ 6.60
Class T: Net Asset Value and redemption price per share ($13,048,132 ÷ 2,121,521 shares)		$ 6.15
Maximum offering price per share (100/96.50 of $6.15)		$ 6.37
Class B: Net Asset Value and offering price per share ($16,332,385 ÷ 2,712,505 shares) A		$ 6.02
Class C: Net Asset Value and offering price per share ($12,381,729 ÷ 2,055,988 shares) A		$ 6.02
Institutional Class: Net Asset Value, offering price and redemption price per share ($1,074,317 ÷ 171,049 shares)		$ 6.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2005 (Unaudited)
Investment Income
Interest		$ 4,375
Security lending		4,687
Total income		9,062

Expenses
Management fee	$ 156,960
Transfer agent fees	150,217
Distribution fees	195,583
Accounting and security lending fees	16,694
Non-interested trustees' compensation	162
Custodian fees and expenses	3,888
Registration fees	45,009
Audit	21,357
Legal	64
Miscellaneous	253
Total expenses before reductions	590,187
Expense reductions	(53,857)	536,330
Net investment income (loss)		(527,268)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,376,645
Foreign currency transactions	128
Total net realized gain (loss)		2,376,773
Change in net unrealized appreciation (depreciation) on investment securities		(103,473)
Net gain (loss)		2,273,300
Net increase (decrease) in net assets resulting from operations		$ 1,746,032

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Statement of Changes in Net Assets

	Six months ended January 31, 2005 (Unaudited)	Year ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (527,268)	$ (954,269)
Net realized gain (loss)	2,376,773	2,867,187
Change in net unrealized appreciation (depreciation)	(103,473)	(2,278,403)
Net increase (decrease) in net assets resulting from operations	1,746,032	(365,485)
Share transactions - net increase (decrease)	(3,466,505)	10,289,718
Redemption fees	3,688	18,272
Total increase (decrease) in net assets	(1,716,785)	9,942,505

Net Assets
Beginning of period	54,742,991	44,800,486
End of period (including accumulated net investment loss of $527,268 and 0, respectively)	$ 53,026,206	$ 54,742,991

Financial Highlights - Class A

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.00	$ 5.94	$ 4.39	$ 7.09	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.09)	(.05)	(.07)	(.04)
Net realized and unrealized gain (loss)	.27	.15	1.60	(2.64)	(2.88)
Total from investment operations	.22	.06	1.55	(2.71)	(2.92)
Redemption fees added to paid in capital E	- H	- H	- H	.01	.01
Net asset value, end of period	$ 6.22	$ 6.00	$ 5.94	$ 4.39	$ 7.09
Total Return B, C, D	3.67%	1.01%	35.31%	(38.08)%	(29.10)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.66% A	1.68%	2.04%	1.99%	3.07% A
Expenses net of voluntary waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.50% A	1.48%	1.47%	1.46%	1.49% A
Net investment income (loss)	(1.46)% A	(1.38)%	(1.11)%	(1.19)%	(.94)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,190	$ 10,197	$ 7,718	$ 4,657	$ 4,232
Portfolio turnover rate	22% A	50%	71%	113%	64% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period December 27, 2000 (commencement of operations) to July 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.95	$ 5.90	$ 4.37	$ 7.07	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.10)	(.06)	(.09)	(.05)
Net realized and unrealized gain (loss)	.25	.15	1.59	(2.62)	(2.89)
Total from investment operations	.20	.05	1.53	(2.71)	(2.94)
Redemption fees added to paid in capital E	- H	- H	- H	.01	.01
Net asset value, end of period	$ 6.15	$ 5.95	$ 5.90	$ 4.37	$ 7.07
Total Return B, C, D	3.36%	.85%	35.01%	(38.19)%	(29.30)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.11% A	2.10%	2.39%	2.27%	3.29% A
Expenses net of voluntary waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.75% A	1.73%	1.72%	1.72%	1.74% A
Net investment income (loss)	(1.71)% A	(1.63)%	(1.36)%	(1.45)%	(1.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,048	$ 13,367	$ 10,281	$ 6,861	$ 7,721
Portfolio turnover rate	22% A	50%	71%	113%	64% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period December 27, 2000 (commencement of operations) to July 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.84	$ 5.82	$ 4.33	$ 7.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.13)	(.09)	(.12)	(.07)
Net realized and unrealized gain (loss)	.25	.15	1.58	(2.61)	(2.89)
Total from investment operations	.18	.02	1.49	(2.73)	(2.96)
Redemption fees added to paid in capital E	- H	- H	- H	.01	.01
Net asset value, end of period	$ 6.02	$ 5.84	$ 5.82	$ 4.33	$ 7.05
Total Return B, C, D	3.08%	.34%	34.41%	(38.58)%	(29.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.46% A	2.46%	2.78%	2.74%	3.83% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.25% A	2.22%	2.22%	2.22%	2.24% A
Net investment income (loss)	(2.21)% A	(2.12)%	(1.86)%	(1.95)%	(1.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,332	$ 16,819	$ 15,154	$ 10,218	$ 8,875
Portfolio turnover rate	22% A	50%	71%	113%	64% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period December 27, 2000 (commencement of operations) to July 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Financial Highlights - Class C

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.84	$ 5.82	$ 4.33	$ 7.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.13)	(.09)	(.12)	(.07)
Net realized and unrealized gain (loss)	.25	.15	1.58	(2.61)	(2.89)
Total from investment operations	.18	.02	1.49	(2.73)	(2.96)
Redemption fees added to paid in capital E	- H	- H	- H	.01	.01
Net asset value, end of period	$ 6.02	$ 5.84	$ 5.82	$ 4.33	$ 7.05
Total Return B, C, D	3.08%	.34%	34.41%	(38.58)%	(29.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.29% A	2.31%	2.58%	2.57%	3.73% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.25% A	2.23%	2.22%	2.22%	2.24% A
Net investment income (loss)	(2.22)% A	(2.13)%	(1.86)%	(1.95)%	(1.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,382	$ 13,215	$ 10,493	$ 8,204	$ 6,321
Portfolio turnover rate	22% A	50%	71%	113%	64% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period December 27, 2000 (commencement of operations) to July 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 6.06	$ 5.97	$ 4.40	$ 7.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.04)	(.06)	(.04)	(.06)	(.03)
Net realized and unrealized gain (loss)	.26	.15	1.61	(2.64)	(2.89)
Total from investment operations	.22	.09	1.57	(2.70)	(2.92)
Redemption fees added to paid in capital D	- G	- G	- G	.01	.01
Net asset value, end of period	$ 6.28	$ 6.06	$ 5.97	$ 4.40	$ 7.09
Total Return B, C	3.63%	1.51%	35.68%	(37.94)%	(29.10)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.17% A	1.16%	1.37%	1.41%	2.58% A
Expenses net of voluntary waivers, if any	1.17% A	1.16%	1.25%	1.25%	1.25% A
Expenses net of all reductions	1.17% A	1.14%	1.22%	1.22%	1.24% A
Net investment income (loss)	(1.13)% A	(1.04)%	(.86)%	(.94)%	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,074	$ 1,146	$ 1,153	$ 857	$ 911
Portfolio turnover rate	22% A	50%	71%	113%	64% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period December 27, 2000 (commencement of operations) to July 31, 2001. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Biotechnology Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Biotechnology

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, market discount, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 8,923,410
Unrealized depreciation	(6,967,199)
Net unrealized appreciation (depreciation)	$ 1,956,211
Cost for federal income tax purposes	$ 51,291,150

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $5,935,291 and $8,287,831, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 12,844	$ -
Class T	.25%	.25%	33,758	-
Class B	.75%	.25%	83,059	62,294
Class C	.75%	.25%	65,922	14,103
			$ 195,583	$ 76,397

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,725
Class T	5,353
Class B *	31,194
Class C *	2,778
$ 45,050

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 26,657	.52 *
Class T	48,629	.72 *
Class B	46,988	.57 *
Class C	26,421	.40 *
Institutional Class	1,522	.28 *
	$ 150,217

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $25,299 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $532 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

Biotechnology

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement. Effective February 1, 2005 the expense limitation will be changed to 1.40%, 1.65%, 2.15%, 2.15% and 1.15% for Class A, T, B, C and Institutional, respectively.

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 8,339
Class T	1.75%	24,530
Class B	2.25%	17,328
Class C	2.25%	2,827
		$ 53,024

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $833 for the period.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2005	Year ended July 31, 2004	Six months ended January 31, 2005	Year ended July 31, 2004
Class A
Shares sold	250,714	878,734	$ 1,580,358	$ 5,475,076
Shares redeemed	(309,952)	(480,064)	(1,916,205)	(2,905,863)
Net increase (decrease)	(59,238)	398,670	$ (335,847)	$ 2,569,213
Class T
Shares sold	236,590	1,105,179	$ 1,462,030	$ 6,864,105
Shares redeemed	(362,412)	(601,131)	(2,233,120)	(3,678,218)
Net increase (decrease)	(125,822)	504,048	$ (771,090)	$ 3,185,887
Class B
Shares sold	252,868	951,709	$ 1,542,180	$ 5,766,243
Shares redeemed	(421,600)	(675,608)	(2,528,698)	(4,063,659)
Net increase (decrease)	(168,732)	276,101	$ (986,518)	$ 1,702,584
Class C
Shares sold	168,580	962,707	$ 1,029,488	$ 5,865,287
Shares redeemed	(375,896)	(502,895)	(2,288,950)	(3,048,910)
Net increase (decrease)	(207,316)	459,812	$ (1,259,462)	$ 2,816,377
Institutional Class
Shares sold	14,266	64,860	$ 90,015	$ 427,262
Shares redeemed	(32,377)	(68,780)	(203,603)	(411,605)
Net increase (decrease)	(18,111)	(3,920)	$ (113,588)	$ 15,657

Semiannual Report

Advisor Consumer Industries Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period* August 1, 2004 to January 31, 2005
Class A
Actual	$ 1,000.00	$ 1,131.30	$ 8.06**
HypotheticalA	$ 1,000.00	$ 1,017.64	$ 7.63**
Class T
Actual	$ 1,000.00	$ 1,129.90	$ 9.39**
HypotheticalA	$ 1,000.00	$ 1,016.38	$ 8.89**
Class B
Actual	$ 1,000.00	$ 1,126.80	$ 12.06**
HypotheticalA	$ 1,000.00	$ 1,013.86	$ 11.42**
Class C
Actual	$ 1,000.00	$ 1,127.30	$ 11.85**
HypotheticalA	$ 1,000.00	$ 1,014.06	$ 11.22**
Institutional Class
Actual	$ 1,000.00	$ 1,132.70	$ 6.72**
HypotheticalA	$ 1,000.00	$ 1,018.90	$ 6.36**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.50%**
Class T	1.75%**
Class B	2.25%**
Class C	2.21%**
Institutional Class	1.25%**

Consumer Industries

** If fees effective January 1, 2005 and changes to voluntary expense limitations effective February 1, 2005 had been in effect during the period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.40%
Actual		$ 7.52
HypotheticalA		$ 7.12
Class T	1.65%
Actual		$ 8.86
HypotheticalA		$ 8.39
Class B	2.15%
Actual		$ 11.53
HypotheticalA		$ 10.92
Class C	2.15%
Actual		$ 11.53
HypotheticalA		$ 10.92
Institutional Class	1.15%
Actual		$ 6.18
HypotheticalA		$ 5.85

A 5% return per year before expenses

Semiannual Report

Advisor Consumer Industries Fund

Investment Summary

Top Ten Stocks as of January 31, 2005
% of fund's net assets
News Corp. Class A	3.8
Procter & Gamble Co.	3.5
Home Depot, Inc.	3.3
McDonald's Corp.	3.0
Wal-Mart Stores, Inc.	2.9
Google, Inc. Class A (sub. vtg.)	2.8
Omnicom Group, Inc.	2.6
Walt Disney Co.	2.6
Target Corp.	2.5
Yahoo!, Inc.	2.4
29.4
Top Industries as of January 31, 2005
% of fund's net assets
Media	16.9%
Hotels, Restaurants & Leisure	16.6%
Specialty Retail	12.3%
Food & Staples Retailing	5.7%
Internet Software & Services	5.6%
All Others *	42.9%

* Includes short-term investments and net other assets.

Consumer Industries

Advisor Consumer Industries Fund

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (Note 1)
AUTOMOBILES - 1.5%
Harley-Davidson, Inc.	9,200	$ 553,012
Thor Industries, Inc.	8,200	283,310
TOTAL AUTOMOBILES		836,322
BEVERAGES - 3.1%
PepsiCo, Inc.	11,300	606,810
The Coca-Cola Co.	27,100	1,124,379
TOTAL BEVERAGES		1,731,189
CHEMICALS - 0.6%
Monsanto Co.	6,200	335,606
COMMERCIAL SERVICES & SUPPLIES - 3.6%
Apollo Group, Inc. Class A (a)	10,800	844,452
Bright Horizons Family Solutions, Inc. (a)	4,777	279,932
Cendant Corp.	20,700	487,485
R.R. Donnelley & Sons Co.	4,200	140,490
Strayer Education, Inc.	2,300	246,905
TOTAL COMMERCIAL SERVICES & SUPPLIES		1,999,264
FOOD & STAPLES RETAILING - 5.7%
Costco Wholesale Corp.	13,700	647,599
CVS Corp.	9,500	440,325
Safeway, Inc. (a)	19,400	365,690
Sysco Corp.	200	6,994
Wal-Mart Stores, Inc.	30,880	1,618,112
Whole Foods Market, Inc.	900	80,478
TOTAL FOOD & STAPLES RETAILING		3,159,198
FOOD PRODUCTS - 4.3%
Bunge Ltd.	10,900	616,286
Dean Foods Co. (a)	13,350	470,321
Fresh Del Monte Produce, Inc.	9,500	303,335
Groupe Danone sponsored ADR	6,100	113,521
Hershey Foods Corp.	200	11,698
Smithfield Foods, Inc. (a)	21,400	647,778
SunOpta, Inc. (a)	7,900	56,144
The J.M. Smucker Co.	4,000	186,600
TOTAL FOOD PRODUCTS		2,405,683
HOTELS, RESTAURANTS & LEISURE - 16.6%
Aristocrat Leisure Ltd.	13,100	111,134
Boyd Gaming Corp.	200	7,960
Brinker International, Inc. (a)	9,700	364,817
Buffalo Wild Wings, Inc. (a)	16,700	676,183
Caesars Entertainment, Inc. (a)	10,100	195,233
Carnival Corp. unit	13,800	794,880
CBRL Group, Inc.	3,700	152,107
Hilton Hotels Corp.	14,100	313,725
International Game Technology	8,300	259,790

	Shares	Value (Note 1)
International Speedway Corp. Class A	1,600	$ 87,872
Kerzner International Ltd. (a)	3,000	180,990
Krispy Kreme Doughnuts, Inc. (a)(d)	41,200	361,736
Las Vegas Sands Corp.	100	4,340
McDonald's Corp.	52,200	1,690,758
MGM MIRAGE (a)	5,700	409,317
Outback Steakhouse, Inc.	13,000	598,650
Royal Caribbean Cruises Ltd.	11,800	625,400
Starbucks Corp. (a)	4,800	259,200
Starwood Hotels & Resorts Worldwide, Inc. unit	15,600	903,084
Station Casinos, Inc.	1,800	110,700
Wendy's International, Inc.	13,840	542,805
Wyndham International, Inc. Class A (a)	262,500	249,375
Yum! Brands, Inc.	7,200	333,720
TOTAL HOTELS, RESTAURANTS & LEISURE		9,233,776
HOUSEHOLD DURABLES - 0.4%
Harman International Industries, Inc.	1,700	206,805
HOUSEHOLD PRODUCTS - 5.4%
Colgate-Palmolive Co.	16,500	866,910
Kimberly-Clark Corp.	2,900	189,979
Procter & Gamble Co.	36,470	1,941,298
TOTAL HOUSEHOLD PRODUCTS		2,998,187
INDUSTRIAL CONGLOMERATES - 1.3%
3M Co.	5,400	455,544
General Electric Co.	7,800	281,814
TOTAL INDUSTRIAL CONGLOMERATES		737,358
INTERNET & CATALOG RETAIL - 2.6%
Amazon.com, Inc. (a)	7,100	306,862
eBay, Inc. (a)	13,600	1,108,400
TOTAL INTERNET & CATALOG RETAIL		1,415,262
INTERNET SOFTWARE & SERVICES - 5.6%
Google, Inc. Class A (sub. vtg.) (d)	8,100	1,584,603
iVillage, Inc. (a)	100	601
Sina Corp. (a)	6,100	161,650
Sohu.com, Inc. (a)	4,300	67,467
Yahoo!, Inc. (a)	37,170	1,308,756
TOTAL INTERNET SOFTWARE & SERVICES		3,123,077
LEISURE EQUIPMENT & PRODUCTS - 4.5%
Brunswick Corp.	20,000	922,400
MarineMax, Inc. (a)	11,200	352,352
Polaris Industries, Inc.	10,800	729,000
Common Stocks - continued
	Shares	Value (Note 1)
LEISURE EQUIPMENT & PRODUCTS - CONTINUED
RC2 Corp. (a)	2,700	$ 78,165
SCP Pool Corp.	14,250	423,510
TOTAL LEISURE EQUIPMENT & PRODUCTS		2,505,427
MEDIA - 16.9%
E.W. Scripps Co. Class A	9,800	454,328
Fox Entertainment Group, Inc. Class A (a)	18,000	605,700
Gannett Co., Inc.	5,080	406,603
Harte-Hanks, Inc.	4,400	116,380
JC Decaux SA (a)	31,700	847,428
Lamar Advertising Co. Class A (a)	13,220	568,196
Liberty Media International, Inc. Class A (a)	40	1,811
McGraw-Hill Companies, Inc.	3,200	289,600
News Corp. Class A	123,600	2,101,201
Omnicom Group, Inc.	16,900	1,434,641
Radio One, Inc. Class D (non-vtg.) (a)	2,100	32,970
Reuters Group PLC sponsored ADR	3,800	170,734
SBS Broadcasting SA (a)	3,900	146,835
Spanish Broadcasting System, Inc. Class A (a)	14,140	145,289
Univision Communications, Inc. Class A (a)	2,000	54,620
Viacom, Inc. Class B (non-vtg.)	45	1,680
Walt Disney Co.	49,600	1,420,048
Washington Post Co. Class B	600	548,700
TOTAL MEDIA		9,346,764
MULTILINE RETAIL - 5.1%
Big Lots, Inc. (a)	8,700	97,962
Family Dollar Stores, Inc.	9,000	301,050
Federated Department Stores, Inc.	5,400	306,720
JCPenney Co., Inc.	7,400	316,128
Neiman Marcus Group, Inc. Class A	1,900	127,110
Nordstrom, Inc.	4,500	217,125
Saks, Inc.	3,200	45,536
Target Corp.	27,600	1,401,252
TOTAL MULTILINE RETAIL		2,812,883
PAPER & FOREST PRODUCTS - 0.0%
Neenah Paper, Inc.	87	2,774

	Shares	Value (Note 1)
PERSONAL PRODUCTS - 4.5%
Alberto-Culver Co.	11,600	$ 629,300
Avon Products, Inc.	22,400	945,728
Gillette Co.	18,200	923,104
TOTAL PERSONAL PRODUCTS		2,498,132
REAL ESTATE - 0.6%
MeriStar Hospitality Corp. (a)	24,700	190,684
ZipRealty, Inc.	8,700	152,076
TOTAL REAL ESTATE		342,760
SOFTWARE - 0.7%
Electronic Arts, Inc. (a)	5,700	366,738
SPECIALTY RETAIL - 12.3%
Aeropostale, Inc. (a)	4,400	122,276
American Eagle Outfitters, Inc.	19,900	1,010,920
Best Buy Co., Inc.	4,200	225,918
Chico's FAS, Inc. (a)	5,900	310,812
Foot Locker, Inc.	15,800	425,336
Gap, Inc.	5,600	123,256
Home Depot, Inc.	44,490	1,835,657
Hot Topic, Inc. (a)	4,350	84,303
Limited Brands, Inc.	1,663	39,413
Lowe's Companies, Inc.	14,600	832,054
Office Depot, Inc. (a)	15,900	274,911
PETsMART, Inc.	4,500	136,035
Staples, Inc.	14,700	481,278
Steiner Leisure Ltd. (a)	15,272	473,722
Toys 'R' Us, Inc. (a)	9,200	197,340
Weight Watchers International, Inc. (a)	2,500	117,150
West Marine, Inc. (a)	6,100	144,021
TOTAL SPECIALTY RETAIL		6,834,402
TEXTILES, APPAREL & LUXURY GOODS - 3.9%
Coach, Inc. (a)	5,400	302,940
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	3,200	85,408
Liz Claiborne, Inc.	10,500	440,370
NIKE, Inc. Class B	9,500	822,985
Phoenix Footwear Group, Inc. (a)	10,900	66,490
Polo Ralph Lauren Corp. Class A	7,600	296,020
Quiksilver, Inc. (a)	4,900	146,363
TOTAL TEXTILES, APPAREL & LUXURY GOODS		2,160,576
TOTAL COMMON STOCKS (Cost $46,578,259)		55,052,183
Money Market Funds - 1.5%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.31% (b)	367,394	$ 367,394
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	464,250	464,250
TOTAL MONEY MARKET FUNDS (Cost $831,644)		831,644
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $47,409,903)		55,883,827
NET OTHER ASSETS - (0.7)%		(388,027)
NET ASSETS - 100%		$ 55,495,800
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Consumer Industries Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $459,020) (cost $47,409,903) - See accompanying schedule		$ 55,883,827
Receivable for investments sold		874,686
Receivable for fund shares sold		66,677
Dividends receivable		23,138
Interest receivable		1,142
Prepaid expenses		188
Other affiliated receivables		2
Other receivables		6,674
Total assets		56,856,334

Liabilities
Payable for investments purchased	$ 715,164
Payable for fund shares redeemed	79,685
Accrued management fee	31,261
Distribution fees payable	30,294
Other affiliated payables	20,506
Other payables and accrued expenses	19,374
Collateral on securities loaned, at value	464,250
Total liabilities		1,360,534

Net Assets		$ 55,495,800
Net Assets consist of:
Paid in capital		$ 48,304,044
Accumulated net investment loss		(234,386)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,047,782)
Net unrealized appreciation (depreciation) on investments		8,473,924
Net Assets		$ 55,495,800
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,960,910 ÷ 819,118 shares)		$ 15.82

Maximum offering price per share (100/94.25 of $15.82)		$ 16.79
Class T: Net Asset Value and redemption price per share ($16,265,061 ÷ 1,047,111 shares)		$ 15.53

Maximum offering price per share (100/96.50 of $15.53)		$ 16.09
Class B: Net Asset Value and offering price per share ($18,073,995 ÷ 1,212,641 shares) A		$ 14.90

Class C: Net Asset Value and offering price per share ($7,126,582 ÷ 477,413 shares) A		$ 14.93

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,069,252 ÷ 66,087 shares)		$ 16.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2005 (Unaudited)

Investment Income
Dividends		$ 250,801
Interest		9,646
Security lending		5,411
Total income		265,858

Expenses
Management fee	$ 152,758
Transfer agent fees	112,630
Distribution fees	176,452
Accounting and security lending fees	15,717
Non-interested trustees' compensation	155
Custodian fees and expenses	3,301
Registration fees	31,646
Audit	20,292
Legal	62
Miscellaneous	1,254
Total expenses before reductions	514,267
Expense reductions	(14,059)	500,208
Net investment income (loss)		(234,350)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(940,539)
Foreign currency transactions	568
Total net realized gain (loss)		(939,971)
Change in net unrealized appreciation (depreciation) on investment securities		7,634,434
Net gain (loss)		6,694,463
Net increase (decrease) in net assets resulting from operations		$ 6,460,113

See accompanying notes which are an integral part of the financial statements.

Consumer Industries

Statement of Changes in Net Assets

	Six months ended January 31, 2005 (Unaudited)	Year ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (234,350)	$ (483,848)
Net realized gain (loss)	(939,971)	5,966,105
Change in net unrealized appreciation (depreciation)	7,634,434	(3,103,656)
Net increase (decrease) in net assets resulting from operations	6,460,113	2,378,601
Distributions to shareholders from net realized gain	(1,957,777)	-
Share transactions - net increase (decrease)	(1,619,170)	3,962,592
Redemption fees	869	7,430
Total increase (decrease) in net assets	2,884,035	6,348,623

Net Assets
Beginning of period	52,611,765	46,263,142
End of period (including accumulated net investment loss of $234,386 and accumulated net investment loss of $36, respectively)	$ 55,495,800	$ 52,611,765

Financial Highlights - Class A

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 14.51	$ 13.71	$ 12.71	$ 15.20	$ 15.04	$ 16.01
Income from Investment Operations
Net investment income (loss) E	(.04)	(.07)	(.04)	(.05)	.01	(.04)
Net realized and unrealized gain (loss)	1.88	.87	1.04	(2.09)	.15	(.68)
Total from investment operations	1.84	.80	1.00	(2.14)	.16	(.72)
Distributions from net realized gain	(.53)	-	-	(.35)	-	(.20)
Distributions in excess of net realized gain	-	-	-	-	-	(.06)
Total distributions	(.53)	-	-	(.35)	-	(.26)
Redemption fees added to paid in capital E	- G	- G	- G	- G	- G	.01
Net asset value, end of period	$ 15.82	$ 14.51	$ 13.71	$ 12.71	$ 15.20	$ 15.04
Total Return B, C, D	13.13%	5.84%	7.87%	(14.30)%	1.06%	(4.48)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.51% A	1.55%	1.70%	1.69%	1.71%	1.62%
Expenses net of voluntary waivers, if any	1.50% A	1.50%	1.53%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.47% A	1.45%	1.48%	1.47%	1.49%	1.49%
Net investment income (loss)	(.47)% A	(.50)%	(.33)%	(.36)%	.08%	(.24)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,961	$ 11,856	$ 9,101	$ 7,209	$ 4,648	$ 3,609
Portfolio turnover rate	59% A	152%	88%	136%	77%	69%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 14.27	$ 13.51	$ 12.57	$ 15.06	$ 14.93	$ 15.93
Income from Investment Operations
Net investment income (loss) E	(.05)	(.11)	(.07)	(.09)	(.02)	(.08)
Net realized and unrealized gain (loss)	1.84	.87	1.01	(2.05)	.15	(.67)
Total from investment operations	1.79	.76	.94	(2.14)	.13	(.75)
Distributions from net realized gain	(.53)	-	-	(.35)	-	(.20)
Distributions in excess of net realized gain	-	-	-	-	-	(.06)
Total distributions	(.53)	-	-	(.35)	-	(.26)
Redemption fees added to paid in capital E	- G	- G	- G	- G	- G	.01
Net asset value, end of period	$ 15.53	$ 14.27	$ 13.51	$ 12.57	$ 15.06	$ 14.93
Total Return B, C, D	12.99%	5.63%	7.48%	(14.44)%	.87%	(4.69)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.79% A	1.81%	1.87%	1.89%	1.98%	1.85%
Expenses net of voluntary waivers, if any	1.75% A	1.75%	1.78%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.72% A	1.70%	1.73%	1.72%	1.73%	1.73%
Net investment income (loss)	(.72)% A	(.74)%	(.58)%	(.61)%	(.17)%	(.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,265	$ 15,555	$ 13,693	$ 12,132	$ 12,899	$ 13,275
Portfolio turnover rate	59% A	152%	88%	136%	77%	69%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.75	$ 13.08	$ 12.22	$ 14.73	$ 14.69	$ 15.76
Income from Investment Operations
Net investment income (loss) E	(.09)	(.18)	(.13)	(.15)	(.10)	(.15)
Net realized and unrealized gain (loss)	1.77	.85	.99	(2.01)	.14	(.67)
Total from investment operations	1.68	.67	.86	(2.16)	.04	(.82)
Distributions from net realized gain	(.53)	-	-	(.35)	-	(.20)
Distributions in excess of net realized gain	-	-	-	-	-	(.06)
Total distributions	(.53)	-	-	(.35)	-	(.26)
Redemption fees added to paid in capital E	- G	- G	- G	- G	- G	.01
Net asset value, end of period	$ 14.90	$ 13.75	$ 13.08	$ 12.22	$ 14.73	$ 14.69
Total Return B, C, D	12.68%	5.12%	7.04%	(14.91)%	.27%	(5.19)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.28% A	2.29%	2.37%	2.39%	2.51%	2.41%
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.25%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.22% A	2.20%	2.19%	2.22%	2.24%	2.24%
Net investment income (loss)	(1.22)% A	(1.25)%	(1.05)%	(1.11)%	(.67)%	(.99)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,074	$ 17,302	$ 15,944	$ 13,807	$ 13,483	$ 9,021
Portfolio turnover rate	59% A	152%	88%	136%	77%	69%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Consumer Industries

Financial Highlights - Class C

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.77	$ 13.10	$ 12.24	$ 14.75	$ 14.71	$ 15.78
Income from Investment Operations
Net investment income (loss) E	(.08)	(.18)	(.13)	(.15)	(.10)	(.15)
Net realized and unrealized gain (loss)	1.77	.85	.99	(2.01)	.14	(.67)
Total from investment operations	1.69	.67	.86	(2.16)	.04	(.82)
Distributions from net realized gain	(.53)	-	-	(.35)	-	(.20)
Distributions in excess of net realized gain	-	-	-	-	-	(.06)
Total distributions	(.53)	-	-	(.35)	-	(.26)
Redemption fees added to paid in capital E	- G	- G	- G	- G	- G	.01
Net asset value, end of period	$ 14.93	$ 13.77	$ 13.10	$ 12.24	$ 14.75	$ 14.71
Total Return B, C, D	12.73%	5.11%	7.03%	(14.89)%	.27%	(5.19)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.21% A	2.24%	2.33%	2.35%	2.49%	2.42%
Expenses net of voluntary waivers, if any	2.21% A	2.24%	2.25%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.18% A	2.19%	2.19%	2.22%	2.24%	2.24%
Net investment income (loss)	(1.18)% A	(1.24)%	(1.05)%	(1.11)%	(.67)%	(.99)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,127	$ 6,992	$ 6,759	$ 5,391	$ 5,504	$ 3,048
Portfolio turnover rate	59% A	152%	88%	136%	77%	69%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 14.81	$ 13.95	$ 12.91	$ 15.38	$ 15.18	$ 16.11
Income from Investment Operations
Net investment income (loss) D	(.02)	(.04)	(.01)	(.02)	.05	- F
Net realized and unrealized gain (loss)	1.92	.90	1.05	(2.10)	.15	(.69)
Total from investment operations	1.90	.86	1.04	(2.12)	.20	(.69)
Distributions from net realized gain	(.53)	-	-	(.35)	-	(.20)
Distributions in excess of net realized gain	-	-	-	-	-	(.06)
Total distributions	(.53)	-	-	(.35)	-	(.26)
Redemption fees added to paid in capital D	- F	- F	- F	- F	- F	.02
Net asset value, end of period	$ 16.18	$ 14.81	$ 13.95	$ 12.91	$ 15.38	$ 15.18
Total Return B, C	13.27%	6.16%	8.06%	(14.00)%	1.32%	(4.20)%
Ratios to Average Net Assets E
Expenses before expense reductions	1.31% A	1.34%	1.49%	1.39%	1.57%	1.31%
Expenses net of voluntary waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.22% A	1.20%	1.19%	1.22%	1.24%	1.24%
Net investment income (loss)	(.22)% A	(.25)%	(.05)%	(.11)%	.33%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,069	$ 907	$ 766	$ 1,215	$ 1,249	$ 1,449
Portfolio turnover rate	59% A	152%	88%	136%	77%	69%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Consumer Industries Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Consumer Industries

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 9,604,563
Unrealized depreciation	(1,151,097)
Net unrealized appreciation (depreciation)	$ 8,453,466
Cost for federal income tax purposes	$ 47,430,361

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $15,328,217 and $18,939,092, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 15,132	$ -
Class T	.25%	.25%	39,330	-
Class B	.75%	.25%	87,488	65,616
Class C	.75%	.25%	34,502	4,723
			$ 176,452	$ 70,339

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,001
Class T	1,880
Class B *	19,240
Class C *	250
$ 27,371

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 25,105	.41 *
Class T	34,842	.44 *
Class B	38,000	.43 *
Class C	12,392	.36 *
Institutional Class	2,291	.47 *
	$ 112,630

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $9,641 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $709 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Consumer Industries

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement. Effective February 1, 2005 the expense limitation changed to 1.40%, 1.65%, 2.15%, 2.15% and 1.15% for Class A, T, B, C and Institutional, respectively.

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 405
Class T	1.75%	2,821
Class B	2.25%	2,397
Institutional Class	1.25%	287
		$ 5,910

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $8,149 for the period.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2005	Year ended July 31, 2004
From net realized gain
Class A	$ 428,544	$ -
Class T	574,417	-
Class B	656,667	-
Class C	265,179	-
Institutional Class	32,970	-
Total	$ 1,957,777	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2005	Year ended July 31, 2004	Six months ended January 31, 2005	Year ended July 31, 2004
Class A
Shares sold	109,548	362,299	$ 1,646,762	$ 5,424,551
Reinvestment of distributions	26,979	-	380,408	-
Shares redeemed	(134,451)	(209,272)	(1,990,978)	(3,099,528)
Net increase (decrease)	2,076	153,027	$ 36,192	$ 2,325,023
Class T
Shares sold	88,030	372,905	$ 1,303,187	$ 5,380,121
Reinvestment of distributions	38,833	-	538,224	-
Shares redeemed	(169,688)	(296,211)	(2,483,135)	(4,343,994)
Net increase (decrease)	(42,825)	76,694	$ (641,724)	$ 1,036,127
Class B
Shares sold	64,504	317,001	$ 914,156	$ 4,519,412
Reinvestment of distributions	43,290	-	576,619	-
Shares redeemed	(153,632)	(277,375)	(2,157,526)	(3,946,551)
Net increase (decrease)	(45,838)	39,626	$ (666,751)	$ 572,861
Class C
Shares sold	29,507	145,559	$ 421,508	$ 2,089,237
Reinvestment of distributions	16,994	-	226,706	-
Shares redeemed	(76,958)	(153,637)	(1,067,177)	(2,161,430)
Net increase (decrease)	(30,457)	(8,078)	$ (418,963)	$ (72,193)
Institutional Class
Shares sold	5,546	20,688	$ 84,521	$ 317,524
Reinvestment of distributions	1,868	-	26,919	-
Shares redeemed	(2,559)	(14,366)	(39,364)	(216,750)
Net increase (decrease)	4,855	6,322	$ 72,076	$ 100,774

Consumer Industries

Advisor Cyclical Industries Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period* August 1, 2004 to January 31, 2005
Class A
Actual	$ 1,000.00	$ 1,148.20	$ 7.53
HypotheticalA	$ 1,000.00	$ 1,018.20	$ 7.07
Class T
Actual	$ 1,000.00	$ 1,146.90	$ 8.77
HypotheticalA	$ 1,000.00	$ 1,017.04	$ 8.24
Class B
Actual	$ 1,000.00	$ 1,144.50	$ 11.73
HypotheticalA	$ 1,000.00	$ 1,014.27	$ 11.02
Class C
Actual	$ 1,000.00	$ 1,144.30	$ 11.46
HypotheticalA	$ 1,000.00	$ 1,014.52	$ 10.76
Institutional Class
Actual	$ 1,000.00	$ 1,150.10	$ 6.12
HypotheticalA	$ 1,000.00	$ 1,019.51	$ 5.75

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.39%
Class T	1.62%
Class B	2.17%
Class C	2.12%
Institutional Class	1.13%

Semiannual Report

Advisor Cyclical Industries Fund

Investment Summary

Top Ten Stocks as of January 31, 2005
% of fund's net assets
Tyco International Ltd.	4.9
General Electric Co.	4.6
Lyondell Chemical Co.	3.3
Honeywell International, Inc.	3.1
3M Co.	2.7
United Parcel Service, Inc. Class B	2.5
The Boeing Co.	2.3
Lockheed Martin Corp.	1.9
Siemens AG sponsored ADR	1.8
FedEx Corp.	1.8
28.9
Top Industries as of January 31, 2005
% of fund's net assets
Chemicals	17.8%
Aerospace & Defense	17.5%
Industrial Conglomerates	14.0%
Machinery	9.4%
Air Freight & Logistics	7.6%
All Others *	33.7%

* Includes short-term investments and net other assets.

Cyclical Industries

Advisor Cyclical Industries Fund

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 17.5%
BAE Systems PLC	66,871	$ 309,195
BE Aerospace, Inc. (a)	80,700	870,753
Bombardier, Inc. Class B (sub. vtg.)	1,600	3,378
DRS Technologies, Inc. (a)	6,500	263,900
EADS NV	26,879	821,549
EDO Corp.	25,840	825,588
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	9,600	305,760
Engineered Support Systems, Inc.	2,600	150,826
Essex Corp. (a)	2,700	47,979
General Dynamics Corp.	1,500	154,875
Goodrich Corp.	14,200	487,060
Hexcel Corp. (a)	17,300	254,829
Honeywell International, Inc.	91,800	3,302,964
L-3 Communications Holdings, Inc.	8,600	614,126
Lockheed Martin Corp.	35,314	2,041,502
Meggitt PLC	67,700	351,280
Northrop Grumman Corp.	22,854	1,185,666
Precision Castparts Corp.	16,100	1,131,830
Raytheon Co.	15,800	590,920
Rockwell Collins, Inc.	15,040	645,216
Rolls-Royce Group PLC	19,400	95,364
The Boeing Co.	48,200	2,438,920
United Defense Industries, Inc.	15,800	757,294
United Technologies Corp.	9,200	926,256
TOTAL AEROSPACE & DEFENSE		18,577,030
AIR FREIGHT & LOGISTICS - 7.6%
Dynamex, Inc. (a)	40,640	735,584
EGL, Inc. (a)	17,600	532,048
Expeditors International of Washington, Inc.	11,500	645,610
FedEx Corp.	19,400	1,855,610
Forward Air Corp. (a)	16,980	723,603
Hub Group, Inc. Class A (a)	5,268	286,895
Park-Ohio Holdings Corp. (a)	10,500	259,035
United Parcel Service, Inc. Class B	35,600	2,658,608
UTI Worldwide, Inc.	4,700	323,736
TOTAL AIR FREIGHT & LOGISTICS		8,020,729
AIRLINES - 1.1%
AirTran Holdings, Inc. (a)	104,500	892,430
Alaska Air Group, Inc. (a)	8,600	256,194
TOTAL AIRLINES		1,148,624
AUTO COMPONENTS - 0.9%
American Axle & Manufacturing Holdings, Inc.	9,000	241,650
Amerigon, Inc. (a)	1,500	6,960
Autoliv, Inc.	2,200	103,730
BorgWarner, Inc.	5,300	284,557

	Shares	Value (Note 1)
Delphi Corp.	100	$ 759
Johnson Controls, Inc.	5,400	319,464
TOTAL AUTO COMPONENTS		957,120
AUTOMOBILES - 1.1%
Ford Motor Co.	600	7,902
Hyundai Motor Co.	9,030	511,979
Renault SA	5,100	416,788
Toyota Motor Corp. ADR	3,500	273,665
TOTAL AUTOMOBILES		1,210,334
BUILDING PRODUCTS - 2.1%
American Standard Companies, Inc. (a)	22,700	908,908
Masco Corp.	23,400	861,120
York International Corp.	12,600	457,632
TOTAL BUILDING PRODUCTS		2,227,660
CHEMICALS - 17.8%
Agrium, Inc.	24,100	391,488
Air Products & Chemicals, Inc.	25,600	1,508,096
Airgas, Inc.	31,800	747,936
Albemarle Corp.	6,900	242,259
Cytec Industries, Inc.	19,700	1,004,700
Dow Chemical Co.	36,100	1,794,170
Ecolab, Inc.	30,800	1,036,420
Ferro Corp.	13,900	275,637
FMC Corp. (a)	10,200	481,338
Lyondell Chemical Co.	117,928	3,469,442
Monsanto Co.	21,900	1,185,447
Mosaic Co. (a)	23,800	392,700
NOVA Chemicals Corp.	25,600	1,154,738
Pioneer Companies, Inc. (a)	39,100	835,567
PolyOne Corp. (a)	41,800	361,570
Potash Corp. of Saskatchewan	12,900	1,047,238
Praxair, Inc.	35,400	1,527,510
Rohm & Haas Co.	6,200	274,288
Spartech Corp.	3,400	78,948
Valspar Corp.	22,100	1,082,900
TOTAL CHEMICALS		18,892,392
COMMERCIAL SERVICES & SUPPLIES - 1.8%
Heidrick & Struggles International, Inc. (a)	2,800	92,540
Herman Miller, Inc.	20,800	555,776
Korn/Ferry International (a)	4,600	90,758
Robert Half International, Inc.	17,800	540,052
Waste Connections, Inc. (a)	7,250	228,085
Waste Services, Inc. (a)	129,100	426,030
TOTAL COMMERCIAL SERVICES & SUPPLIES		1,933,241
Common Stocks - continued
	Shares	Value (Note 1)
COMMUNICATIONS EQUIPMENT - 0.5%
Harris Corp.	7,800	$ 505,206
CONSTRUCTION & ENGINEERING - 2.9%
Dycom Industries, Inc. (a)	30,500	828,685
EMCOR Group, Inc. (a)	2,600	111,696
Fluor Corp.	4,600	246,284
Foster Wheeler Ltd. (a)	11,720	174,159
Granite Construction, Inc.	9,200	229,080
Jacobs Engineering Group, Inc. (a)	20,100	1,020,879
Perini Corp. (a)	12,700	219,456
Shaw Group, Inc. (a)	300	5,043
Washington Group International, Inc. (a)	5,800	228,404
TOTAL CONSTRUCTION & ENGINEERING		3,063,686
CONSTRUCTION MATERIALS - 2.0%
Eagle Materials, Inc.	6,240	497,702
Eagle Materials, Inc. Class B	2,400	186,360
Florida Rock Industries, Inc.	8,500	530,825
Texas Industries, Inc.	6,100	387,594
Vulcan Materials Co.	9,400	530,912
TOTAL CONSTRUCTION MATERIALS		2,133,393
CONTAINERS & PACKAGING - 1.0%
Owens-Illinois, Inc. (a)	30,100	683,872
Packaging Corp. of America	6,600	147,246
Pactiv Corp. (a)	9,300	206,553
TOTAL CONTAINERS & PACKAGING		1,037,671
DISTRIBUTORS - 0.3%
WESCO International, Inc. (a)	9,200	310,868
ELECTRICAL EQUIPMENT - 2.0%
A.O. Smith Corp. Class A	2,086	56,635
AMETEK, Inc.	11,500	439,300
Baldor Electric Co.	100	2,803
Cooper Industries Ltd. Class A	1,600	111,200
Emerson Electric Co.	4,800	322,752
NEOMAX Co. Ltd.	4,000	78,359
Rockwell Automation, Inc.	5,200	294,580
Roper Industries, Inc.	13,200	766,392
TOTAL ELECTRICAL EQUIPMENT		2,072,021
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%
Cognex Corp.	3,000	78,330
Dionex Corp. (a)	3,463	204,975
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		283,305
FOOD PRODUCTS - 0.1%
Delta & Pine Land Co.	4,800	141,312

	Shares	Value (Note 1)
HOUSEHOLD DURABLES - 6.1%
Blount International, Inc. (a)	29,400	$ 527,730
D.R. Horton, Inc.	17,700	704,106
Dixie Group, Inc. (a)	6,224	111,721
Interface, Inc. Class A (a)	58,500	551,655
KB Home	11,900	1,292,935
Ryland Group, Inc.	17,000	1,102,790
Standard Pacific Corp.	100	6,653
Tempur-Pedic International, Inc. (a)	31,400	671,646
Toll Brothers, Inc. (a)	19,800	1,545,786
TOTAL HOUSEHOLD DURABLES		6,515,022
INDUSTRIAL CONGLOMERATES - 14.0%
3M Co.	33,860	2,856,430
Carlisle Companies, Inc.	700	44,149
General Electric Co.	134,100	4,845,033
Siemens AG sponsored ADR	23,800	1,889,958
Tyco International Ltd.	143,100	5,171,632
TOTAL INDUSTRIAL CONGLOMERATES		14,807,202
MACHINERY - 9.4%
AGCO Corp. (a)	41,300	847,889
Briggs & Stratton Corp.	2,900	112,491
Bucyrus International, Inc. Class A	24,100	884,470
Caterpillar, Inc.	6,100	543,510
CUNO, Inc. (a)	3,900	223,977
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	31,580	567,609
Danaher Corp.	6,200	340,256
Dover Corp.	9,800	375,340
Gardner Denver, Inc. (a)	3,200	121,152
IDEX Corp.	6,250	240,938
Ingersoll-Rand Co. Ltd. Class A	3,000	223,140
ITT Industries, Inc.	14,800	1,262,292
Joy Global, Inc.	22,500	628,425
Kennametal, Inc.	879	43,018
Manitowoc Co., Inc.	15,700	571,480
Navistar International Corp. (a)	17,340	674,873
PACCAR, Inc.	1,950	137,787
Pall Corp.	200	5,386
Pentair, Inc.	7,300	323,536
SPX Corp.	14,900	624,310
Timken Co.	23,200	597,632
Toro Co.	1,700	141,525
Wabash National Corp. (a)	12,900	327,402
Watts Water Technologies, Inc. Class A	3,800	121,790
TOTAL MACHINERY		9,940,228
MARINE - 0.4%
Alexander & Baldwin, Inc.	3,120	143,520
Common Stocks - continued
	Shares	Value (Note 1)
MARINE - CONTINUED
Excel Maritime Carriers Ltd. (a)	10,900	$ 294,300
Golden Ocean Group Ltd. (a)	1,400	825
TOTAL MARINE		438,645
METALS & MINING - 0.2%
Massey Energy Co.	5,100	193,443
OFFICE ELECTRONICS - 0.0%
Xerox Corp. (a)	100	1,588
OIL & GAS - 1.7%
Ashland, Inc.	15,900	975,942
Nippon Mining Holdings, Inc.	400	2,023
Ship Finance International Ltd.	1,200	27,312
Teekay Shipping Corp.	9,100	403,767
Top Tankers, Inc.	13,100	221,259
Tsakos Energy Navigation Ltd.	6,000	215,700
TOTAL OIL & GAS		1,846,003
ROAD & RAIL - 6.4%
Burlington Northern Santa Fe Corp.	23,000	1,108,140
Canadian National Railway Co.	30,800	1,829,064
Canadian Pacific Railway Ltd.	12,900	436,566
CSX Corp.	25,050	1,001,249
Laidlaw International, Inc. (a)	15,200	330,904
Landstar System, Inc. (a)	16,150	561,697
Norfolk Southern Corp.	44,400	1,550,448
TOTAL ROAD & RAIL		6,818,068
SPECIALTY RETAIL - 0.8%
Advance Auto Parts, Inc. (a)	3,100	133,610
Asbury Automotive Group, Inc. (a)	28,500	481,080
AutoNation, Inc. (a)	4,800	91,392
The Pep Boys - Manny, Moe & Jack	9,500	163,590
TOTAL SPECIALTY RETAIL		869,672
TRADING COMPANIES & DISTRIBUTORS - 0.8%
MSC Industrial Direct Co., Inc. Class A	24,000	830,880
TOTAL COMMON STOCKS (Cost $90,806,463)		104,775,343
Money Market Funds - 0.8%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.31% (b) (Cost $813,926)	813,926	$ 813,926
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $91,620,389)		105,589,269
NET OTHER ASSETS - 0.4%		427,332
NET ASSETS - 100%		$ 106,016,601
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.4%
Canada	4.6%
Germany	1.8%
Korea (South)	1.0%
Others (individually less than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Cyclical Industries Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $91,620,389) - See accompanying schedule		$ 105,589,269
Cash		24,276
Foreign currency held at value (cost $2)		2
Receivable for investments sold		1,499,906
Receivable for fund shares sold		600,202
Dividends receivable		82,675
Interest receivable		4,255
Prepaid expenses		180
Receivable from investment advisor for reimbursement		5,191
Other affiliated receivables		7
Other receivables		18,392
Total assets		107,824,355

Liabilities
Payable for investments purchased	$ 1,484,678
Payable for fund shares redeemed	173,045
Accrued management fee	48,560
Distribution fees payable	51,151
Other affiliated payables	28,675
Other payables and accrued expenses	21,645
Total liabilities		1,807,754

Net Assets		$ 106,016,601
Net Assets consist of:
Paid in capital		$ 91,095,737
Accumulated net investment loss		(55,329)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,007,129
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,969,064
Net Assets		$ 106,016,601
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($29,472,260 ÷ 1,490,437 shares)		$ 19.77

Maximum offering price per share (100/94.25 of $19.77)		$ 20.98
Class T: Net Asset Value and redemption price per share ($33,642,060 ÷ 1,720,451 shares)		$ 19.55

Maximum offering price per share (100/96.50 of $19.55)		$ 20.26
Class B: Net Asset Value and offering price per share ($24,970,534 ÷ 1,317,910 shares) A		$ 18.95

Class C: Net Asset Value and offering price per share ($14,792,289 ÷ 776,123 shares) A		$ 19.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,139,458 ÷ 155,210 shares)		$ 20.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2005 (Unaudited)

Investment Income
Dividends		$ 581,227
Interest		41,281
Security lending		5,697
Total income		628,205

Expenses
Management fee	$ 231,787
Transfer agent fees	130,779
Distribution fees	247,215
Accounting and security lending fees	18,211
Non-interested trustees' compensation	206
Custodian fees and expenses	8,589
Registration fees	47,177
Audit	20,332
Legal	81
Miscellaneous	238
Total expenses before reductions	704,615
Expense reductions	(21,101)	683,514
Net investment income (loss)		(55,309)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,768,446
Investment not meeting investment restrictions	(5,191)
Foreign currency transactions	(4,627)
Payment from investment advisor for loss on investment not meeting investment restrictions	5,191
Total net realized gain (loss)		2,763,819
Change in net unrealized appreciation (depreciation) on: Investment securities	7,932,970
Assets and liabilities in foreign currencies	182
Total change in net unrealized appreciation (depreciation)		7,933,152
Net gain (loss)		10,696,971
Net increase (decrease) in net assets resulting from operations		$ 10,641,662

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries

Statement of Changes in Net Assets

	Six months ended January 31, 2005 (Unaudited)	Year ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (55,309)	$ (212,310)
Net realized gain (loss)	2,763,819	3,763,095
Change in net unrealized appreciation (depreciation)	7,933,152	4,474,838
Net increase (decrease) in net assets resulting from operations	10,641,662	8,025,623
Distributions to shareholders from net realized gain	(3,376,454)	-
Share transactions - net increase (decrease)	47,324,883	18,136,365
Redemption fees	6,858	24,255
Total increase (decrease) in net assets	54,596,949	26,186,243

Net Assets
Beginning of period	51,419,652	25,233,409
End of period (including accumulated net investment loss of $55,329 and accumulated net investment loss of $20, respectively)	$ 106,016,601	$ 51,419,652

Financial Highlights - Class A

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 18.10	$ 14.15	$ 12.75	$ 15.15	$ 13.56	$ 14.13
Income from Investment Operations
Net investment income (loss) E	.02	(.02)	.06	(.04)	.04	.02
Net realized and unrealized gain (loss)	2.59	3.96	1.36	(2.37)	1.98	(.33)
Total from investment operations	2.61	3.94	1.42	(2.41)	2.02	(.31)
Distributions from net investment income	-	-	(.02)	-	(.04)	-
Distributions from net realized gain	(.94)	-	-	-	(.40)	(.27)
Total distributions	(.94)	-	(.02)	-	(.44)	(.27)
Redemption fees added to paid in capital E	- G	.01	- G	.01	.01	.01
Net asset value, end of period	$ 19.77	$ 18.10	$ 14.15	$ 12.75	$ 15.15	$ 13.56
Total Return B, C, D	14.82%	27.92%	11.16%	(15.84)%	15.27%	(2.13)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.39% A	1.65%	1.99%	1.83%	2.59%	2.87%
Expenses net of voluntary waivers, if any	1.39% A	1.50%	1.53%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.34% A	1.47%	1.46%	1.49%	1.49%	1.49%
Net investment income (loss)	.22% A	(.12)%	.46%	(.25)%	.28%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,472	$ 12,612	$ 4,272	$ 3,160	$ 2,270	$ 973
Portfolio turnover rate	101% A	106%	149%	45%	78%	111%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 17.90	$ 14.02	$ 12.66	$ 15.09	$ 13.48	$ 14.07
Income from Investment Operations
Net investment income (loss) E	- G	(.06)	.03	(.07)	- G	(.01)
Net realized and unrealized gain (loss)	2.56	3.93	1.34	(2.36)	2.00	(.34)
Total from investment operations	2.56	3.87	1.37	(2.43)	2.00	(.35)
Distributions from net investment income	-	-	(.01)	-	(.01)	-
Distributions from net realized gain	(.91)	-	-	-	(.39)	(.25)
Total distributions	(.91)	-	(.01)	-	(.40)	(.25)
Redemption fees added to paid in capital E	- G	. 01	- G	- G	.01	.01
Net asset value, end of period	$ 19.55	$ 17.90	$ 14.02	$ 12.66	$ 15.09	$ 13.48
Total Return B, C, D	14.69%	27.67%	10.84%	(16.10)%	15.18%	(2.43)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.62% A	1.90%	2.25%	2.07%	2.85%	3.12%
Expenses net of voluntary waivers, if any	1.62% A	1.75%	1.78%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.57% A	1.72%	1.71%	1.74%	1.74%	1.74%
Net investment income (loss)	(.01)% A	(.36)%	.22%	(.50)%	.03%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,642	$ 13,089	$ 5,493	$ 6,216	$ 5,654	$ 3,885
Portfolio turnover rate	101% A	106%	149%	45%	78%	111%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 17.27	$ 13.61	$ 12.33	$ 14.77	$ 13.25	$ 13.89
Income from Investment Operations
Net investment income (loss) E	(.05)	(.14)	(.03)	(.14)	(.07)	(.07)
Net realized and unrealized gain (loss)	2.49	3.79	1.31	(2.30)	1.95	(.34)
Total from investment operations	2.44	3.65	1.28	(2.44)	1.88	(.41)
Distributions from net realized gain	(.76)	-	-	-	(.37)	(.24)
Redemption fees added to paid in capital E	- G	.01	- G	- G	.01	.01
Net asset value, end of period	$ 18.95	$ 17.27	$ 13.61	$ 12.33	$ 14.77	$ 13.25
Total Return B, C, D	14.45%	26.89%	10.38%	(16.52)%	14.51%	(2.90)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.17% A	2.37%	2.68%	2.58%	3.39%	3.64%
Expenses net of voluntary waivers, if any	2.17% A	2.25%	2.25%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.11% A	2.22%	2.18%	2.24%	2.24%	2.24%
Net investment income (loss)	(.55)% A	(.87)%	(.26)%	(1.00)%	(.47)%	(.57)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,971	$ 14,722	$ 9,005	$ 9,008	$ 5,674	$ 1,879
Portfolio turnover rate	101% A	106%	149%	45%	78%	111%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries

Financial Highlights - Class C

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 17.36	$ 13.67	$ 12.39	$ 14.84	$ 13.26	$ 13.91
Income from Investment Operations
Net investment income (loss) E	(.05)	(.14)	(.03)	(.14)	(.07)	(.08)
Net realized and unrealized gain (loss)	2.50	3.82	1.31	(2.31)	2.00	(.36)
Total from investment operations	2.45	3.68	1.28	(2.45)	1.93	(.44)
Distributions from net realized gain	(.75)	-	-	-	(.35)	(.22)
Redemption fees added to paid in capital E	- G	.01	- G	- G	- G	.01
Net asset value, end of period	$ 19.06	$ 17.36	$ 13.67	$ 12.39	$ 14.84	$ 13.26
Total Return B, C, D	14.43%	26.99%	10.33%	(16.51)%	14.78%	(3.11)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.12% A	2.28%	2.57%	2.49%	3.36%	3.62%
Expenses net of voluntary waivers, if any	2.12% A	2.25%	2.25%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.06% A	2.22%	2.18%	2.24%	2.24%	2.24%
Net investment income (loss)	(.50)% A	(.87)%	(.26)%	(1.00)%	(.47)%	(.57)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,792	$ 9,507	$ 5,307	$ 5,143	$ 2,847	$ 625
Portfolio turnover rate	101% A	106%	149%	45%	78%	111%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 18.48	$ 14.41	$ 12.96	$ 15.37	$ 13.70	$ 14.28
Income from Investment Operations
Net investment income (loss) D	.05	.02	.09	- F	.08	.06
Net realized and unrealized gain (loss)	2.65	4.04	1.39	(2.41)	2.05	(.36)
Total from investment operations	2.70	4.06	1.48	(2.41)	2.13	(.30)
Distributions from net investment income	-	-	(.03)	-	(.07)	-
Distributions from net realized gain	(.95)	-	-	-	(.40)	(.29)
Total distributions	(.95)	-	(.03)	-	(.47)	(.29)
Redemption fees added to paid in capital D	- F	.01	- F	- F	.01	.01
Net asset value, end of period	$ 20.23	$ 18.48	$ 14.41	$ 12.96	$ 15.37	$ 13.70
Total Return B, C	15.01%	28.24%	11.46%	(15.68)%	15.95%	(2.04)%
Ratios to Average Net Assets E
Expenses before expense reductions	1.13% A	1.38%	1.55%	1.45%	2.27%	2.50%
Expenses net of voluntary waivers, if any	1.13% A	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.08% A	1.22%	1.18%	1.24%	1.24%	1.24%
Net investment income (loss)	.48% A	.13%	.74%	-	.53%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,139	$ 1,490	$ 1,156	$ 2,104	$ 1,751	$ 1,706
Portfolio turnover rate	101% A	106%	149%	45%	78%	111%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Cyclical Industries Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Cyclical Industries

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 15,181,727
Unrealized depreciation	(1,660,302)
Net unrealized appreciation (depreciation)	$ 13,521,425
Cost for federal income tax purposes	$ 92,067,844

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $84,237,211 and $38,956,551, respectively. The fund realized a loss on the sale of an investment not meeting the investment restrictions of the fund. The loss was fully reimbursed by the fund's investment advisor.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 27,620	$ -
Class T	.25%	.25%	63,294	-
Class B	.75%	.25%	96,856	72,642
Class C	.75%	.25%	59,445	21,925
			$ 247,215	$ 94,567

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 43,403
Class T	7,101
Class B *	32,194
Class C *	1,214
$ 83,912

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 36,255	.33 *
Class T	38,824	.31 *
Class B	34,208	.35 *
Class C	18,074	.30 *
Institutional Class	3,418	.32 *
	$ 130,779

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $41,269 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,254 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Cyclical Industries

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $21,042 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $59.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, two otherwise unaffiliated shareholders were the owners of record of 12% and 15%, respectively of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2005	Year ended July 31, 2004
From net realized gain
Class A	$ 1,008,608	$ -
Class T	1,078,511	-
Class B	740,358	-
Class C	457,235	-
Institutional Class	91,742	-
Total	$ 3,376,454	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2005	Year ended July 31, 2004	Six months ended January 31, 2005	Year ended July 31, 2004
Class A
Shares sold	923,388	906,243	$ 17,334,460	$ 15,361,054
Reinvestment of distributions	37,514	-	702,374	-
Shares redeemed	(167,312)	(511,353)	(3,148,873)	(8,642,465)
Net increase (decrease)	793,590	394,890	$ 14,887,961	$ 6,718,589
Class T
Shares sold	1,024,765	524,204	$ 18,947,402	$ 8,942,910
Reinvestment of distributions	55,963	-	1,036,098	-
Shares redeemed	(91,640)	(184,575)	(1,705,359)	(3,062,075)
Net increase (decrease)	989,088	339,629	$ 18,278,141	$ 5,880,835
Class B
Shares sold	570,908	439,402	$ 10,384,506	$ 7,031,675
Reinvestment of distributions	34,674	-	620,788	-
Shares redeemed	(139,908)	(249,000)	(2,517,276)	(4,000,080)
Net increase (decrease)	465,674	190,402	$ 8,488,018	$ 3,031,595
Class C
Shares sold	300,649	350,466	$ 5,487,771	$ 5,537,878
Reinvestment of distributions	19,147	-	344,742	-
Shares redeemed	(91,273)	(191,062)	(1,642,980)	(3,095,385)
Net increase (decrease)	228,523	159,404	$ 4,189,533	$ 2,442,493
Institutional Class
Shares sold	85,289	56,561	$ 1,690,027	$ 991,073
Reinvestment of distributions	3,419	-	65,261	-
Shares redeemed	(14,134)	(56,142)	(274,058)	(928,220)
Net increase (decrease)	74,574	419	$ 1,481,230	$ 62,853

Cyclical Industries

Advisor Developing Communications Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period * August 1, 2004 to January 31, 2005
Class A
Actual	$ 1,000.00	$ 1,128.60	$ 8.05**
Hypothetical A	$ 1,000.00	$ 1,017.64	$ 7.63**
Class T
Actual	$ 1,000.00	$ 1,126.50	$ 9.38**
Hypothetical A	$ 1,000.00	$ 1,016.38	$ 8.89**
Class B
Actual	$ 1,000.00	$ 1,124.20	$ 12.05**
Hypothetical A	$ 1,000.00	$ 1,013.86	$ 11.42**
Class C
Actual	$ 1,000.00	$ 1,124.20	$ 12.05**
Hypothetical A	$ 1,000.00	$ 1,013.86	$ 11.42**
Institutional Class
Actual	$ 1,000.00	$ 1,128.80	$ 6.71**
Hypothetical A	$ 1,000.00	$ 1,018.90	$ 6.36**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.50%**
Class T	1.75%**
Class B	2.25%**
Class C	2.25%**
Institutional Class	1.25%**

Semiannual Report

Advisor Developing Communications Fund

Shareholder Expense Example - continued

** If changes to voluntary expense limitations effective February 1, 2005 had been in effect during the period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.40%
Actual		$ 7.51
HypotheticalA		$ 7.12
Class T	1.65%
Actual		$ 8.85
HypotheticalA		$ 8.39
Class B	2.15%
Actual		$ 11.51
HypotheticalA		$ 10.92
Class C	2.15%
Actual		$ 11.51
HypotheticalA		$ 10.92
Institutional Class	1.15%
Actual		$ 6.17
HypotheticalA		$ 5.85

A 5% return per year before expenses

Developing Communications

Advisor Developing Communications Fund

Investment Summary

Top Ten Stocks as of January 31, 2005
% of fund's net assets
Juniper Networks, Inc.	7.9
QUALCOMM, Inc.	7.0
Comverse Technology, Inc.	5.7
Nokia Corp. sponsored ADR	5.4
Motorola, Inc.	4.5
Research In Motion Ltd.	3.5
Freescale Semiconductor, Inc. Class A	2.5
Wireless Facilities, Inc.	2.0
Mindspeed Technologies, Inc.	2.0
Cisco Systems, Inc.	1.8
42.3
Top Industries as of January 31, 2005
% of fund's net assets
Communications Equipment	59.2%
Semiconductors & Semiconductor Equipment	17.6%
Electronic Equipment & Instruments	6.7%
Wireless Telecommunication Services	5.8%
Software	4.8%
All Others *	5.9%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Developing Communications Fund

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (Note 1)
COMMERCIAL SERVICES & SUPPLIES - 0.2%
51job, Inc. ADR	1,200	$ 29,040
COMMUNICATIONS EQUIPMENT - 59.2%
ADC Telecommunications, Inc. (a)	16,700	42,919
Adva AG Optical Networking (a)	12,920	83,694
Alcatel SA sponsored ADR (a)	10,740	153,797
Alvarion Ltd. (a)	10,800	111,672
Andrew Corp. (a)	14,100	184,146
AudioCodes Ltd. (a)	11,900	181,713
Avanex Corp. (a)	2,700	6,264
Avaya, Inc. (a)	15,550	223,143
Bookham, Inc. (a)	3,970	14,014
Brooktrout, Inc. (a)	2,400	27,696
C-COR.net Corp. (a)	24	191
Carrier Access Corp. (a)	9,200	67,896
CIENA Corp. (a)	68,450	174,548
Cisco Systems, Inc. (a)	13,400	241,736
Comverse Technology, Inc. (a)	34,160	763,476
Ditech Communications Corp. (a)	8,050	107,065
Enterasys Networks, Inc. (a)	82,130	115,803
Extreme Networks, Inc. (a)	15,456	98,918
Foundry Networks, Inc. (a)	6,280	64,558
Foxconn International Holdings Ltd. (a)	2,000	995
Harmonic, Inc. (a)	100	1,140
InterDigital Communication Corp. (a)	800	14,288
Ixia (a)	1,300	20,176
JDS Uniphase Corp. (a)	14,000	29,960
Juniper Networks, Inc. (a)	41,850	1,051,691
Motorola, Inc.	37,800	594,972
MRV Communications, Inc. (a)	15,400	55,748
NMS Communications Corp. (a)	34,700	218,610
Nokia Corp. sponsored ADR	47,300	722,744
Oplink Communications, Inc. (a)	3,100	4,681
Packeteer, Inc. (a)	2,800	40,824
Plantronics, Inc.	900	33,489
Polycom, Inc. (a)	1,900	32,832
Powerwave Technologies, Inc. (a)	20,140	158,502
QUALCOMM, Inc.	25,200	938,448
Redback Networks, Inc. (a)	10,583	72,176
REMEC, Inc. (a)	7,700	54,670
Research In Motion Ltd. (a)	6,640	472,539
Riverstone Networks, Inc. (a)	101,300	115,482
SeaChange International, Inc. (a)	3,400	55,828
SiRF Technology Holdings, Inc.	15,200	160,360
Sonus Networks, Inc. (a)	22,904	140,402
SpectraLink Corp.	300	4,977
Stratex Networks, Inc. (a)	8,700	19,836
Tekelec (a)	4,220	77,015
Telefonaktiebolaget LM Ericsson ADR (a)	22	645
Tellabs, Inc. (a)	9,100	64,792
Telson Electronics Co. Ltd. (a)	16,942	0
TTP Communications PLC (a)	68,400	64,412

	Shares	Value (Note 1)
Tut Systems, Inc. (a)	2,400	$ 8,784
WJ Communications, Inc. (a)	449	1,565
TOTAL COMMUNICATIONS EQUIPMENT		7,895,832
COMPUTERS & PERIPHERALS - 1.6%
Compal Electronics, Inc.	5,299	4,987
Concurrent Computer Corp. (a)	28,817	61,380
Emulex Corp. (a)	400	6,548
Hutchinson Technology, Inc. (a)	1,000	35,300
NEC Corp. ADR	90	518
Storage Technology Corp. (a)	900	28,341
Western Digital Corp. (a)	6,400	68,928
TOTAL COMPUTERS & PERIPHERALS		206,002
CONSTRUCTION & ENGINEERING - 0.1%
Dycom Industries, Inc. (a)	500	13,585
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.6%
PT Indosat Tbk ADR	700	21,805
Philippine Long Distance Telephone Co. sponsored ADR (a)	1,600	41,600
PT Telkomunikasi Indonesia Tbk sponsored ADR	1,000	20,750
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		84,155
ELECTRONIC EQUIPMENT & INSTRUMENTS - 6.7%
Aeroflex, Inc. (a)	22,300	214,526
AU Optronics Corp. sponsored ADR	12,675	196,082
Brightpoint, Inc. (a)	1,500	26,865
CellStar Corp. (a)	8,904	28,404
KEMET Corp. (a)	8,600	72,670
LG.Philips LCD Co. Ltd. ADR	1,600	34,560
Merix Corp. (a)	4,668	43,039
Photon Dynamics, Inc. (a)	4,600	99,314
Solectron Corp. (a)	16,800	83,496
TTM Technologies, Inc. (a)	6,200	58,280
Vishay Intertechnology, Inc. (a)	2,600	33,982
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		891,218
HOUSEHOLD DURABLES - 0.3%
Thomson SA	1,700	43,119
INTERNET SOFTWARE & SERVICES - 1.2%
AsiaInfo Holdings, Inc. (a)	12,500	63,500
Google, Inc. Class A (sub. vtg.)	300	58,689
Openwave Systems, Inc. (a)	2,407	32,783
Sina Corp. (a)	200	5,300
TOTAL INTERNET SOFTWARE & SERVICES		160,272
MEDIA - 0.1%
News Corp. Class A	534	9,078
Common Stocks - continued
	Shares	Value (Note 1)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 17.6%
Agere Systems, Inc. Class B (a)	67,150	$ 96,696
AMIS Holdings, Inc. (a)	1,900	20,444
Amkor Technology, Inc. (a)	3,200	14,176
Applied Micro Circuits Corp. (a)	25,600	84,736
ARM Holdings PLC sponsored ADR	7,300	40,223
Atheros Communications, Inc.	1,300	14,040
Atmel Corp. (a)	36,500	111,690
Broadcom Corp. Class A (a)	1,300	41,379
Cypress Semiconductor Corp. (a)	3,900	44,460
Exar Corp. (a)	800	11,496
Fairchild Semiconductor International, Inc. (a)	2,700	38,529
FormFactor, Inc. (a)	1,100	25,047
Freescale Semiconductor, Inc.:
Class A	19,600	335,160
Class B (a)	12,925	225,800
Genesis Microchip, Inc. (a)	1,100	13,970
Helix Technology Corp.	2,800	41,076
Integrated Circuit Systems, Inc. (a)	1,100	20,900
Integrated Device Technology, Inc. (a)	12,400	145,576
Intersil Corp. Class A	2,200	32,626
LTX Corp. (a)	5,100	29,631
Marvell Technology Group Ltd. (a)	1,600	53,520
Microsemi Corp. (a)	1,000	15,430
Microtune, Inc. (a)	2,300	10,626
Mindspeed Technologies, Inc. (a)	111,781	259,891
National Semiconductor Corp.	6,100	103,273
Netlogic Microsystems, Inc.	1,900	24,491
O2Micro International Ltd. (a)	7,800	69,186
ON Semiconductor Corp. (a)	8,500	31,110
Pixelworks, Inc. (a)	1,500	14,085
PowerDsine Ltd.	1,200	14,304
RF Micro Devices, Inc. (a)	5,000	27,350
Sigma Designs, Inc. (a)	1,000	8,720
Silicon Image, Inc. (a)	3,600	42,876
Silicon Laboratories, Inc. (a)	1,000	34,100
Skyworks Solutions, Inc. (a)	3,500	26,565
Teradyne, Inc. (a)	1,500	21,045
Varian Semiconductor Equipment Associates, Inc. (a)	2,400	82,272
Vitesse Semiconductor Corp. (a)	43,300	125,570
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		2,352,069
SOFTWARE - 4.8%
BEA Systems, Inc. (a)	4,200	35,784
Computer Associates International, Inc.	5	136
Intervoice, Inc. (a)	9,400	111,578
JAMDAT Mobile, Inc.	7,310	160,308
Macromedia, Inc. (a)	1,800	61,632
Macrovision Corp. (a)	4,836	112,824
NAVTEQ Corp.	400	15,316

	Shares	Value (Note 1)
Oracle Corp. (a)	3,400	$ 46,818
Portal Software, Inc. (a)	5,000	14,100
RADWARE Ltd. (a)	2,700	65,853
Ulticom, Inc. (a)	1,398	19,292
TOTAL SOFTWARE		643,641
WIRELESS TELECOMMUNICATION SERVICES - 5.8%
Centennial Communications Corp. Class A (a)	1,600	13,920
Crown Castle International Corp. (a)	5,200	85,280
Leap Wireless International, Inc. (a)	2,500	68,125
Nextel Partners, Inc. Class A (a)	4,600	91,494
NII Holdings, Inc. (a)	1,800	96,840
SpectraSite, Inc. (a)	1,400	82,040
Telesystem International Wireless, Inc. (a)	4,820	68,355
Wireless Facilities, Inc. (a)	31,033	264,401
TOTAL WIRELESS TELECOMMUNICATION SERVICES		770,455
TOTAL COMMON STOCKS (Cost $13,280,894)		13,098,466
Money Market Funds - 0.2%

Fidelity Cash Central Fund, 2.31% (b) (Cost $22,398)	22,398	22,398
Cash Equivalents - 0.3%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.45%, dated 1/31/05 due 2/1/05) (Cost $36,000)	$ 36,002	36,000
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $13,339,292)		13,156,864
NET OTHER ASSETS - 1.3%		177,640
NET ASSETS - 100%		$ 13,334,504
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	81.4%
Finland	5.4%
Canada	4.0%
Israel	2.8%
Taiwan	1.5%
France	1.5%
Others (individually less than 1%)	3.4%
100.0%
Income Tax Information
At July 31, 2004, the fund had a capital loss carryforward of approximately $479,837 all of which will expire on July 31, 2011.

See accompanying notes which are an integral part of the financial statements.

Developing Communications

Advisor Developing Communications Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $36,000) (cost $13,339,292) - See accompanying schedule		$ 13,156,864
Cash		717
Foreign currency held at value (cost $149,782)		159,398
Receivable for investments sold		492,307
Receivable for fund shares sold		10,438
Dividends receivable		3,163
Interest receivable		255
Prepaid expenses		51
Receivable from investment adviser for expense reductions		5,695
Other affiliated receivables		23
Other receivables		11,068
Total assets		13,839,979
Liabilities
Payable for investments purchased	$ 379,802
Payable for fund shares redeemed	81,812
Accrued management fee	6,930
Distribution fees payable	7,832
Other affiliated payables	7,277
Other payables and accrued expenses	21,822
Total liabilities		505,475
Net Assets		$ 13,334,504
Net Assets consist of:
Paid in capital		$ 15,708,659
Accumulated net investment loss		(100,969)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,100,411)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(172,775)
Net Assets		$ 13,334,504
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,363,293 ÷ 456,193 shares)		$ 7.37
Maximum offering price per share (100/94.25 of $7.37)		$ 7.82
Class T: Net Asset Value and redemption price per share ($3,267,328 ÷ 447,541 shares)		$ 7.30
Maximum offering price per share (100/96.50 of $7.30)		$ 7.56
Class B: Net Asset Value and offering price per share ($3,308,576 ÷ 462,552 shares) A		$ 7.15
Class C: Net Asset Value and offering price per share ($3,009,576 ÷ 420,895 shares) A		$ 7.15
Institutional Class: Net Asset Value, offering price and redemption price per share ($385,731 ÷ 51,758 shares)		$ 7.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2005 (Unaudited)

Investment Income
Dividends		$ 15,624
Interest		4,912
		20,536
Less foreign taxes withheld		(1,461)
Total income		19,075

Expenses
Management fee	$ 41,061
Transfer agent fees	39,779
Distribution fees	45,692
Accounting fees and expenses	14,249
Non-interested trustees' compensation	42
Custodian fees and expenses	11,372
Registration fees	44,218
Audit	21,274
Legal	17
Miscellaneous	63
Total expenses before reductions	217,767
Expense reductions	(97,723)	120,044
Net investment income (loss)		(100,969)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(1,141,583)
Foreign currency transactions	552
Total net realized gain (loss)		(1,141,031)
Change in net unrealized appreciation (depreciation) on: Investment securities	2,769,554
Assets and liabilities in foreign currencies	9,752
Total change in net unrealized appreciation (depreciation)		2,779,306
Net gain (loss)		1,638,275
Net increase (decrease) in net assets resulting from operations		$ 1,537,306
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2005 (Unaudited)	Year ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (100,969)	$ (212,872)
Net realized gain (loss)	(1,141,031)	3,031,717
Change in net unrealized appreciation (depreciation)	2,779,306	(3,435,275)
Net increase (decrease) in net assets resulting from operations	1,537,306	(616,430)
Share transactions - net increase (decrease)	(1,722,762)	8,358,921
Redemption fees	4,722	70,726
Total increase (decrease) in net assets	(180,734)	7,813,217

Net Assets
Beginning of period	13,515,238	5,702,021
End of period (including accumulated net investment loss of $100,969 and $0, respectively)	$ 13,334,504	$ 13,515,238

Financial Highlights - Class A

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.53	$ 5.57	$ 3.96	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.09)	(.04)	(.05)	(.04)
Net realized and unrealized gain (loss)	.88	1.01	1.65	(4.40)	(1.57)
Total from investment operations	.84	.92	1.61	(4.45)	(1.61)
Redemption fees added to paid in capital E	- H	.04	- H	.01	.01
Net asset value, end of period	$ 7.37	$ 6.53	$ 5.57	$ 3.96	$ 8.40
Total Return B, C, D	12.86%	17.24%	40.66%	(52.86)%	(16.00)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.56% A	2.38%	6.13%	4.97%	6.46% A
Expenses net of voluntary waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.29% A	1.35%	1.36%	1.40%	1.45% A
Net investment income (loss)	(1.02)% A	(1.18)%	(.82)%	(.85)%	(.74)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,363	$ 3,480	$ 970	$ 371	$ 934
Portfolio turnover rate	321% A	306%	167%	305%	644% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period December 27, 2000 (commencement of operations) to July 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Developing Communications

Financial Highlights - Class T

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.48	$ 5.54	$ 3.95	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.10)	(.05)	(.07)	(.05)
Net realized and unrealized gain (loss)	.86	1.00	1.64	(4.39)	(1.56)
Total from investment operations	.82	.90	1.59	(4.46)	(1.61)
Redemption fees added to paid in capital E	- H	.04	- H	.01	.01
Net asset value, end of period	$ 7.30	$ 6.48	$ 5.54	$ 3.95	$ 8.40
Total Return B, C, D	12.65%	16.97%	40.25%	(52.98)%	(16.00)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.14% A	3.06%	6.82%	5.36%	6.66% A
Expenses net of voluntary waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.54% A	1.60%	1.61%	1.64%	1.70% A
Net investment income (loss)	(1.27)% A	(1.43)%	(1.07)%	(1.10)%	(.99)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,267	$ 3,250	$ 1,723	$ 775	$ 2,131
Portfolio turnover rate	321% A	306%	167%	305%	644% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period December 27, 2000 (commencement of operations) to July 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.36	$ 5.47	$ 3.92	$ 8.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.13)	(.07)	(.10)	(.07)
Net realized and unrealized gain (loss)	.85	.98	1.62	(4.36)	(1.57)
Total from investment operations	.79	.85	1.55	(4.46)	(1.64)
Redemption fees added to paid in capital E	- H	.04	- H	.01	.01
Net asset value, end of period	$ 7.15	$ 6.36	$ 5.47	$ 3.92	$ 8.37
Total Return B, C, D	12.42%	16.27%	39.54%	(53.17)%	(16.30)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.44% A	3.48%	6.88%	5.62%	7.21% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.04% A	2.11%	2.11%	2.14%	2.20% A
Net investment income (loss)	(1.77)% A	(1.93)%	(1.56)%	(1.60)%	(1.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,309	$ 2,998	$ 1,846	$ 1,162	$ 2,236
Portfolio turnover rate	321% A	306%	167%	305%	644% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period December 27, 2000 (commencement of operations) to July 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.36	$ 5.47	$ 3.92	$ 8.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.14)	(.07)	(.10)	(.07)
Net realized and unrealized gain (loss)	.85	.99	1.62	(4.36)	(1.57)
Total from investment operations	.79	.85	1.55	(4.46)	(1.64)
Redemption fees added to paid in capital E	- H	.04	- H	.01	.01
Net asset value, end of period	$ 7.15	$ 6.36	$ 5.47	$ 3.92	$ 8.37
Total Return B, C, D	12.42%	16.27%	39.54%	(53.17)%	(16.30)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.29% A	3.19%	6.81%	5.49%	7.09% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.04% A	2.10%	2.11%	2.14%	2.20% A
Net investment income (loss)	(1.77)% A	(1.93)%	(1.57)%	(1.60)%	(1.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,010	$ 3,180	$ 1,009	$ 667	$ 1,566
Portfolio turnover rate	321% A	306%	167%	305%	644% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period December 27, 2000 (commencement of operations) to July 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 6.60	$ 5.61	$ 3.98	$ 8.42	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.03)	(.07)	(.03)	(.04)	(.03)
Net realized and unrealized gain (loss)	.88	1.02	1.66	(4.41)	(1.56)
Total from investment operations	.85	.95	1.63	(4.45)	(1.59)
Redemption fees added to paid in capital D	- G	.04	- G	.01	.01
Net asset value, end of period	$ 7.45	$ 6.60	$ 5.61	$ 3.98	$ 8.42
Total Return B, C	12.88%	17.65%	40.95%	(52.73)%	(15.80)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.06% A	1.55%	5.34%	4.24%	5.95% A
Expenses net of voluntary waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.25% A
Expenses net of all reductions	1.04% A	1.11%	1.11%	1.14%	1.20% A
Net investment income (loss)	(.77)% A	(.93)%	(.57)%	(.60)%	(.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 386	$ 607	$ 154	$ 100	$ 283
Portfolio turnover rate	321% A	306%	167%	305%	644% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period December 27, 2000 (commencement of operations) to July 31, 2001. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Developing Communications

Notes to Financial Statements

For the period ended January 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Developing Communications Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,110,662
Unrealized depreciation	(1,562,138)
Net unrealized appreciation (depreciation)	$ (451,476)
Cost for federal income tax purposes	$ 13,608,340

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $21,735,602 and $22,997,565, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 4,927	$ 27
Class T	.25%	.25%	8,342	46
Class B	.75%	.25%	17,047	12,813
Class C	.75%	.25%	15,376	8,367
			$ 45,692	$ 21,253

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Developing Communications

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,994
Class T	1,252
Class B *	8,342
Class C *	5,159
$ 16,747

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 9,147	.46 *
Class T	13,242	.79 *
Class B	10,006	.59 *
Class C	6,811	.44 *
Institutional Class	573	.21 *
	$ 39,779

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,766 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,339 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement. Effective February 1, 2005 the expense limitations will be changed to 1.40%, 1.65%, 2.15%, 2.15% and 1.15% for Class A, T, B, C, and Institutional, respectively.

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 20,878
Class T	1.75%	23,246
Class B	2.25%	20,154
Class C	2.25%	16,020
Institutional Class	1.25%	2,203
		$ 82,501

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $15,222 for the period.

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2005	Year ended July 31, 2004	Six months ended January 31, 2005	Year ended July 31, 2004
Class A
Shares sold	361,880	856,040	$ 2,626,691	$ 6,688,889
Shares redeemed	(438,318)	(497,414)	(3,143,045)	(3,670,051)
Net increase (decrease)	(76,438)	358,626	$ (516,354)	$ 3,018,838
Class T
Shares sold	93,394	608,342	$ 672,358	$ 4,433,681
Shares redeemed	(147,392)	(417,749)	(1,020,390)	(2,928,626)
Net increase (decrease)	(53,998)	190,593	$ (348,032)	$ 1,505,055
Class B
Shares sold	152,388	592,476	$ 1,078,718	$ 4,376,737
Shares redeemed	(160,873)	(458,816)	(1,136,284)	(3,282,550)
Net increase (decrease)	(8,485)	133,660	$ (57,566)	$ 1,094,187
Class C
Shares sold	90,647	580,072	$ 651,250	$ 4,396,643
Shares redeemed	(169,581)	(264,829)	(1,139,107)	(1,922,022)
Net increase (decrease)	(78,934)	315,243	$ (487,857)	$ 2,474,621
Institutional Class
Shares sold	7,506	609,795	$ 56,651	$ 4,639,769
Shares redeemed	(47,762)	(545,179)	(369,604)	(4,373,549)
Net increase (decrease)	(40,256)	64,616	$ (312,953)	$ 266,220

Developing Communications

Advisor Electronics Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period* August 1, 2004 to January 31, 2005
Class A
Actual	$ 1,000.00	$ 1,039.50	$ 7.71**
HypotheticalA	$ 1,000.00	$ 1,017.64	$ 7.63**
Class T
Actual	$ 1,000.00	$ 1,038.30	$ 8.99**
HypotheticalA	$ 1,000.00	$ 1,016.38	$ 8.89**
Class B
Actual	$ 1,000.00	$ 1,035.80	$ 11.55**
HypotheticalA	$ 1,000.00	$ 1,013.86	$ 11.42**
Class C
Actual	$ 1,000.00	$ 1,035.90	$ 11.55**
HypotheticalA	$ 1,000.00	$ 1,013.86	$ 11.42**
Institutional Class
Actual	$ 1,000.00	$ 1,042.10	$ 6.43**
HypotheticalA	$ 1,000.00	$ 1,018.90	$ 6.36**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.50%**
Class T	1.75%**
Class B	2.25%**
Class C	2.25%**
Institutional Class	1.25%**

Semiannual Report

Advisor Electronics Fund

Shareholder Expense Example - continued

** If fees effective January 1, 2005 and changes to voluntary expense limitations effective February 1, 2005 had been in effect during the period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.40%
Actual		$ 7.20
HypotheticalA		$ 7.12
Class T	1.65%
Actual		$ 8.48
HypotheticalA		$ 8.39
Class B	2.15%
Actual		$ 11.04
HypotheticalA		$ 10.92
Class C	2.15%
Actual		$ 11.04
HypotheticalA		$ 10.92
Institutional Class	1.15%
Actual		$ 5.92
HypotheticalA		$ 5.85

A 5% return per year before expenses

Electronics

Advisor Electronics Fund

Investment Summary

Top Ten Stocks as of January 31, 2005
% of fund's net assets
Intel Corp.	10.5
National Semiconductor Corp.	9.4
Analog Devices, Inc.	8.7
Lam Research Corp.	6.8
Marvell Technology Group Ltd.	4.7
KLA-Tencor Corp.	4.2
Flextronics International Ltd.	3.9
Hon Hai Precision Industries Co. Ltd.	3.8
Applied Materials, Inc.	3.8
Maxim Integrated Products, Inc.	3.3
59.1
Top Industries as of January 31, 2005
% of fund's net assets
Semiconductors & Semiconductor Equipment	74.9%
Electronic Equipment & Instruments	14.8%
Communications Equipment	2.6%
Computers & Peripherals	1.4%
Biotechnology	1.4%
All Others *	4.9%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Electronics Fund

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 1.4%
Affymetrix, Inc. (a)	14,190	$ 584,060
BUILDING PRODUCTS - 0.5%
Asahi Glass Co. Ltd. ADR	1,900	202,350
CHEMICALS - 0.5%
Nitto Denko Corp.	4,000	212,690
COMMUNICATIONS EQUIPMENT - 2.6%
Corning, Inc. (a)	99,100	1,084,154
COMPUTERS & PERIPHERALS - 1.4%
QLogic Corp. (a)	5,700	218,196
Quanta Computer, Inc.	226,274	376,236
TOTAL COMPUTERS & PERIPHERALS		594,432
ELECTRONIC EQUIPMENT & INSTRUMENTS - 14.8%
Amphenol Corp. Class A	13,360	525,449
Arrow Electronics, Inc. (a)	32,800	774,408
Avnet, Inc. (a)	24,900	446,208
AVX Corp.	19,000	220,400
Flextronics International Ltd. (a)	114,900	1,625,835
Hon Hai Precision Industries Co. Ltd.	363,949	1,598,521
Ingram Micro, Inc. Class A (a)	22,700	419,496
M-Flex Electronix, Inc.	7,000	114,100
Mettler-Toledo International, Inc. (a)	3,000	150,480
SpatiaLight, Inc. (a)(d)	54,100	254,270
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		6,129,167
INTERNET SOFTWARE & SERVICES - 1.1%
Google, Inc. Class A (sub. vtg.)	2,200	430,386
OFFICE ELECTRONICS - 1.1%
Canon, Inc. ADR	8,200	431,156
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 74.9%
Agere Systems, Inc. Class A (a)	427,200	615,168
Altera Corp. (a)	46,000	883,200
Analog Devices, Inc.	100,850	3,619,507
Applied Materials, Inc. (a)	99,960	1,589,364
ATI Technologies, Inc. (a)	23,600	409,418
ATMI, Inc. (a)	17,013	386,705
Axcelis Technologies, Inc. (a)	44,300	330,921
DSP Group, Inc. (a)	13,900	344,859
Exar Corp. (a)	16,600	238,542
FormFactor, Inc. (a)	19,000	432,630
Freescale Semiconductor, Inc. Class A	34,500	589,950
Integrated Circuit Systems, Inc. (a)	16,000	304,000
Intel Corp.	194,490	4,366,299
International Rectifier Corp. (a)	8,600	336,690
KLA-Tencor Corp. (a)	37,390	1,729,288
Lam Research Corp. (a)	104,630	2,799,899
Marvell Technology Group Ltd. (a)	58,600	1,960,170
Maxim Integrated Products, Inc.	35,400	1,380,954

	Shares	Value (Note 1)
National Semiconductor Corp.	230,820	$ 3,907,783
O2Micro International Ltd. (a)	66,300	588,081
Samsung Electronics Co. Ltd.	2,620	1,263,419
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	41,418	362,408
Teradyne, Inc. (a)	37,430	525,143
Texas Instruments, Inc.	49,480	1,148,431
Varian Semiconductor Equipment Associates, Inc. (a)	13,100	449,068
Volterra Semiconductor Corp.	27,700	494,722
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		31,056,619
SOFTWARE - 1.0%
Cadence Design Systems, Inc. (a)	23,783	317,027
Synopsys, Inc. (a)	6,100	103,700
TOTAL SOFTWARE		420,727
TOTAL COMMON STOCKS (Cost $43,196,488)		41,145,741
Money Market Funds - 0.8%

Fidelity Cash Central Fund, 2.31% (b)(c) (Cost $329,683)	329,683	329,683
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $43,526,171)		41,475,424
NET OTHER ASSETS - (0.1)%		(25,058)
NET ASSETS - 100%		$ 41,450,366
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	78.2%
Taiwan	5.6%
Bermuda	4.7%
Singapore	3.9%
Korea (South)	3.1%
Japan	2.1%
Cayman Islands	1.4%
Canada	1.0%
100.0%
Income Tax Information
At July 31, 2004, the fund had a capital loss carryforward of approximately $13,968,243 of which $5,872,965, $5,827,947 and $2,267,331 will expire on July 31, 2010, 2011 and 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Electronics Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $190,350) (cost $43,526,171) - See accompanying schedule		$ 41,475,424
Cash		263,933
Foreign currency held at value (cost $282,097)		282,974
Receivable for investments sold		33,835
Receivable for fund shares sold		22,593
Dividends receivable		20,229
Interest receivable		2,128
Other receivables		9,307
Total assets		42,110,423

Liabilities
Payable for investments purchased	$ 263,933
Payable for fund shares redeemed	92,849
Accrued management fee	48,964
Distribution fees payable	23,745
Other affiliated payables	19,288
Other payables and accrued expenses	18,903
Collateral on securities loaned, at value	192,375
Total liabilities		660,057

Net Assets		$ 41,450,366
Net Assets consist of:
Paid in capital		$ 61,800,495
Accumulated net investment loss		(320,670)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(17,979,796)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,049,663)
Net Assets		$ 41,450,366
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,384,128 ÷ 1,225,499 shares)		$ 6.84
Maximum offering price per share (100/94.25 of $6.84)		$ 7.26
Class T: Net Asset Value and redemption price per share ($13,080,679 ÷ 1,928,665 shares)		$ 6.78
Maximum offering price per share (100/96.50 of $6.78)		$ 7.03
Class B: Net Asset Value and offering price per share ($9,186,247 ÷ 1,380,875 shares) A		$ 6.65
Class C: Net Asset Value and offering price per share ($10,108,771 ÷ 1,521,847 shares) A		$ 6.64
Institutional Class: Net Asset Value, offering price and redemption price per share ($690,541 ÷ 99,670 shares)		$ 6.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2005 (Unaudited)

Investment Income
Dividends		$ 69,749
Interest		13,884
Security lending		2,054
Total income		85,687

Expenses
Management fee	$ 125,008
Transfer agent fees	107,949
Distribution fees	147,094
Accounting and security lending fees	15,934
Non-interested trustees' compensation	130
Custodian fees and expenses	7,003
Registration fees	45,299
Audit	21,335
Legal	20
Miscellaneous	404
Total expenses before reductions	470,176
Expense reductions	(63,819)	406,357
Net investment income (loss)		(320,670)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(2,986,139)
Foreign currency transactions	(1,837)
Total net realized gain (loss)		(2,987,976)
Change in net unrealized appreciation (depreciation) on: Investment securities	4,779,575
Assets and liabilities in foreign currencies	1,611
Total change in net unrealized appreciation (depreciation)		4,781,186
Net gain (loss)		1,793,210
Net increase (decrease) in net assets resulting from operations		$ 1,472,540

See accompanying notes which are an integral part of the financial statements.

Electronics

Statement of Changes in Net Assets

	Six months ended January 31, 2005 (Unaudited)	Year ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (320,670)	$ (914,183)
Net realized gain (loss)	(2,987,976)	5,034,435
Change in net unrealized appreciation (depreciation)	4,781,186	(4,664,426)
Net increase (decrease) in net assets resulting from operations	1,472,540	(544,174)
Share transactions - net increase (decrease)	(5,352,666)	(1,655,023)
Redemption fees	4,294	26,533
Total increase (decrease) in net assets	(3,875,832)	(2,172,664)

Net Assets
Beginning of period	45,326,198	47,498,862
End of period (including accumulated net investment loss of $320,670 and $0, respectively)	$ 41,450,366	$ 45,326,198

Financial Highlights - Class A

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.58	$ 6.59	$ 5.57	$ 9.62	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.09)	(.06)	(.10)	(.04)
Net realized and unrealized gain (loss)	.29	.08	1.07	(3.96)	(.35)
Total from investment operations	.26	(.01)	1.01	(4.06)	(.39)
Redemption fees added to paid in capital E	- H	- H	.01	.01	.01
Net asset value, end of period	$ 6.84	$ 6.58	$ 6.59	$ 5.57	$ 9.62
Total Return B, C, D	3.95%	(.15)%	18.31%	(42.10)%	(3.80)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.70% A	1.55%	1.89%	1.68%	2.57% A
Expenses net of voluntary waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.44% A	1.48%	1.46%	1.49%	1.49% A
Net investment income (loss)	(1.05)% A	(1.15)%	(1.09)%	(1.14)%	(.77)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,384	$ 8,374	$ 8,116	$ 4,912	$ 3,400
Portfolio turnover rate	141% A	84%	66%	58%	98% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period December 27, 2000 (commencement of operations) to July 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.53	$ 6.56	$ 5.55	$ 9.62	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.11)	(.07)	(.12)	(.06)
Net realized and unrealized gain (loss)	.29	.08	1.07	(3.96)	(.33)
Total from investment operations	.25	(.03)	1.00	(4.08)	(.39)
Redemption fees added to paid in capital E	- H	- H	.01	.01	.01
Net asset value, end of period	$ 6.78	$ 6.53	$ 6.56	$ 5.55	$ 9.62
Total Return B, C, D	3.83%	(.46)%	18.20%	(42.31)%	(3.80)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.01% A	1.83%	2.14%	1.91%	2.81% A
Expenses net of voluntary waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.69% A	1.72%	1.71%	1.74%	1.74% A
Net investment income (loss)	(1.29)% A	(1.39)%	(1.33)%	(1.39)%	(1.02)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,081	$ 15,445	$ 14,362	$ 11,615	$ 11,493
Portfolio turnover rate	141% A	84%	66%	58%	98% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period December 27, 2000 (commencement of operations) to July 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.42	$ 6.48	$ 5.52	$ 9.60	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.14)	(.10)	(.16)	(.08)
Net realized and unrealized gain (loss)	.29	.08	1.06	(3.93)	(.33)
Total from investment operations	.23	(.06)	.96	(4.09)	(.41)
Redemption fees added to paid in capital E	- H	- H	- H	.01	.01
Net asset value, end of period	$ 6.65	$ 6.42	$ 6.48	$ 5.52	$ 9.60
Total Return B, C, D	3.58%	(.93)%	17.39%	(42.50)%	(4.00)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.59% A	2.41%	2.76%	2.43%	3.34% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.19% A	2.23%	2.21%	2.24%	2.24% A
Net investment income (loss)	(1.80)% A	(1.90)%	(1.83)%	(1.89)%	(1.52)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,186	$ 8,498	$ 11,335	$ 8,362	$ 10,941
Portfolio turnover rate	141% A	84%	66%	58%	98% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period December 27, 2000 (commencement of operations) to July 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Electronics

Financial Highlights - Class C

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.41	$ 6.47	$ 5.51	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.14)	(.10)	(.16)	(.09)
Net realized and unrealized gain (loss)	.29	.08	1.06	(3.93)	(.33)
Total from investment operations	.23	(.06)	.96	(4.09)	(.42)
Redemption fees added to paid in capital E	- H	- H	- H	.01	.01
Net asset value, end of period	$ 6.64	$ 6.41	$ 6.47	$ 5.51	$ 9.59
Total Return B, C, D	3.59%	(.93)%	17.42%	(42.54)%	(4.10)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.41% A	2.24%	2.52%	2.34%	3.25% A
Expenses net of voluntary waivers, if any	2.25% A	2.24%	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.19% A	2.21%	2.21%	2.24%	2.24% A
Net investment income (loss)	(1.80)% A	(1.88)%	(1.83)%	(1.89)%	(1.52)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,109	$ 12,322	$ 13,061	$ 9,921	$ 10,782
Portfolio turnover rate	141% A	84%	66%	58%	98% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period December 27, 2000 (commencement of operations) to July 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 6.65	$ 6.64	$ 5.60	$ 9.64	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.03)	(.06)	(.04)	(.08)	(.03)
Net realized and unrealized gain (loss)	.31	.07	1.07	(3.97)	(.34)
Total from investment operations	.28	.01	1.03	(4.05)	(.37)
Redemption fees added to paid in capital D	- G	- G	.01	.01	.01
Net asset value, end of period	$ 6.93	$ 6.65	$ 6.64	$ 5.60	$ 9.64
Total Return B, C	4.21%	.15%	18.57%	(41.91)%	(3.60)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.26% A	1.12%	1.46%	1.31%	2.16% A
Expenses net of voluntary waivers, if any	1.25% A	1.12%	1.25%	1.25%	1.25% A
Expenses net of all reductions	1.19% A	1.09%	1.21%	1.24%	1.24% A
Net investment income (loss)	(.80)% A	(.76)%	(.84)%	(.89)%	(.52)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 691	$ 687	$ 625	$ 1,184	$ 622
Portfolio turnover rate	141% A	84%	66%	58%	98% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period December 27, 2000 (commencement of operations) to July 31, 2001. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Electronics Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Electronics

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,709,208
Unrealized depreciation	(5,725,822)
Net unrealized appreciation (depreciation)	$ (3,016,614)
Cost for federal income tax purposes	$ 44,492,038

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $29,808,837 and $33,507,880, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 10,154	$ -
Class T	.25%	.25%	36,808	-
Class B	.75%	.25%	43,617	32,713
Class C	.75%	.25%	56,515	7,244
			$ 147,094	$ 39,957

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,498
Class T	2,911
Class B *	30,615
Class C *	1,790
$ 37,814

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 18,617	.46 *
Class T	38,241	.52 *
Class B	26,152	.60 *
Class C	23,998	.42 *
Institutional Class	941	.28 *
	$ 107,949

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $15,853 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,050 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Electronics

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement. Effective February 1, 2005 the expense limitation will be changed to 1.40%, 1.65%, 2.15%, 2.15% and 1.15% for Class A, T, B, C and Institutional, respectively.

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 7,817
Class T	1.75%	18,912
Class B	2.25%	14,552
Class C	2.25%	9,054
Institutional Class	1.25%	44
		$ 50,379

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $13,142 for the period. In addition through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $298.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2005	Year ended July 31, 2004	Six months ended January 31, 2005	Year ended July 31, 2004
Class A
Shares sold	228,960	1,163,033	$ 1,537,376	$ 9,193,928
Shares redeemed	(276,910)	(1,121,519)	(1,816,135)	(8,464,153)
Net increase (decrease)	(47,950)	41,514	$ (278,759)	$ 729,775
Class T
Shares sold	217,760	880,005	$ 1,442,993	$ 6,765,488
Shares redeemed	(654,934)	(704,477)	(4,331,664)	(5,391,404)
Net increase (decrease)	(437,174)	175,528	$ (2,888,671)	$ 1,374,084
Class B
Shares sold	313,056	538,613	$ 2,112,356	$ 4,191,366
Shares redeemed	(256,015)	(963,986)	(1,667,900)	(7,331,908)
Net increase (decrease)	57,041	(425,373)	$ 444,456	$ (3,140,542)
Class C
Shares sold	167,658	604,856	$ 1,101,204	$ 4,611,449
Shares redeemed	(567,969)	(701,380)	(3,705,417)	(5,302,803)
Net increase (decrease)	(400,311)	(96,524)	$ (2,604,213)	$ (691,354)
Institutional Class
Shares sold	9,542	63,253	$ 62,666	$ 495,615
Shares redeemed	(13,200)	(54,003)	(88,145)	(422,601)
Net increase (decrease)	(3,658)	9,250	$ (25,479)	$ 73,014

Semiannual Report

Advisor Financial Services Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period* August 1, 2004 to January 31, 2005
Class A
Actual	$ 1,000.00	$ 1,102.50	$ 6.68
HypotheticalA	$ 1,000.00	$ 1,018.85	$ 6.41
Class T
Actual	$ 1,000.00	$ 1,101.60	$ 7.84
HypotheticalA	$ 1,000.00	$ 1,017.74	$ 7.53
Class B
Actual	$ 1,000.00	$ 1,098.30	$ 10.58
HypotheticalA	$ 1,000.00	$ 1,015.12	$ 10.16
Class C
Actual	$ 1,000.00	$ 1,099.20	$ 10.32
HypotheticalA	$ 1,000.00	$ 1,015.38	$ 9.91
Institutional Class
Actual	$ 1,000.00	$ 1,104.90	$ 4.56
HypotheticalA	$ 1,000.00	$ 1,020.87	$ 4.38

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.26%
Class T	1.48%
Class B	2.00%
Class C	1.95%
Institutional Class	.86%

Financial Services

Advisor Financial Services Fund

Investment Summary

Top Ten Stocks as of January 31, 2005
% of fund's net assets
Bank of America Corp.	9.2
American International Group, Inc.	8.5
Morgan Stanley	5.2
Merrill Lynch & Co., Inc.	4.8
Wachovia Corp.	4.4
J.P. Morgan Chase & Co.	3.8
American Express Co.	3.7
Wells Fargo & Co.	2.7
Berkshire Hathaway, Inc. Class B	2.7
Citigroup, Inc.	2.3
47.3
Top Industries as of January 31, 2005
% of fund's net assets
Commercial Banks	25.4%
Capital Markets	22.4%
Insurance	21.1%
Consumer Finance	8.7%
Diversified Financial Services	7.7%
All Others *	14.7%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Financial Services Fund

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (Note 1)
CAPITAL MARKETS - 22.4%
American Capital Strategies Ltd.	12,100	$ 411,400
Ameritrade Holding Corp. (a)	472,000	6,102,960
Bank of New York Co., Inc.	45,760	1,359,530
Bear Stearns Companies, Inc.	21,500	2,172,790
Calamos Asset Management, Inc. Class A	15,400	389,004
Charles Schwab Corp.	229,500	2,579,580
E*TRADE Financial Corp. (a)	358,700	4,932,125
Federated Investors, Inc. Class B (non-vtg.)	20,200	593,476
Firstcity Financial Corp. (a)	27,900	329,499
Franklin Resources, Inc.	45,300	3,074,058
Goldman Sachs Group, Inc.	95,700	10,321,245
Investors Financial Services Corp.	11,100	559,551
LaBranche & Co., Inc. (a)(d)	31,500	314,370
Legg Mason, Inc.	18,900	1,459,647
Lehman Brothers Holdings, Inc.	90,400	8,243,576
Merrill Lynch & Co., Inc.	383,500	23,036,845
Morgan Stanley	442,300	24,751,108
Northern Trust Corp.	53,500	2,334,740
optionsXpress Holdings, Inc.	4,500	91,260
Piper Jaffray Companies (a)	2,479	98,119
State Street Corp.	122,300	5,480,263
TradeStation Group, Inc. (a)	242,061	1,476,572
UBS AG (NY Shares)	63,700	5,183,906
Waddell & Reed Financial, Inc. Class A	67,867	1,484,251
TOTAL CAPITAL MARKETS		106,779,875
COMMERCIAL BANKS - 25.4%
Banco Popolare di Verona e Novara	103,500	1,988,049
Bangkok Bank Ltd. PCL (For. Reg.)	346,100	1,041,442
Bank of America Corp.	941,202	43,643,538
Cathay General Bancorp	62,464	2,269,317
Center Financial Corp., California	57,600	1,198,656
City National Corp.	10,100	704,879
East West Bancorp, Inc.	48,677	1,895,482
Hanmi Financial Corp.	46,163	1,640,171
HDFC Bank Ltd. sponsored ADR (d)	49,800	2,216,100
HSBC Holdings PLC sponsored ADR	2,900	240,787
M&T Bank Corp.	5,400	552,744
Mitsubishi Tokyo Financial Group, Inc. (MTFG) sponsored ADR	177,500	1,689,800
Nara Bancorp, Inc.	4,700	93,765
National Bank of Canada	69,400	2,750,724
North Fork Bancorp, Inc., New York	88,234	2,532,316
Royal Bank of Canada	50,500	2,567,624
Silicon Valley Bancshares (a)	35,700	1,557,948
State Bank of India	100,607	1,618,057
Synovus Financial Corp.	1,100	29,843
U.S. Bancorp, Delaware	290,000	8,714,500
UCBH Holdings, Inc.	73,300	3,230,331
Valley National Bancorp	245	6,321

	Shares	Value (Note 1)
Wachovia Corp.	378,977	$ 20,786,888
Wells Fargo & Co.	212,200	13,007,860
Westcorp	103,800	4,730,166
TOTAL COMMERCIAL BANKS		120,707,308
COMMERCIAL SERVICES & SUPPLIES - 1.6%
Asset Acceptance Capital Corp.	203,561	4,168,929
Jackson Hewitt Tax Service, Inc.	165,800	3,694,024
TOTAL COMMERCIAL SERVICES & SUPPLIES		7,862,953
CONSUMER FINANCE - 8.7%
Advanta Corp. Class B	7,500	170,700
American Express Co.	334,800	17,861,580
Capital One Financial Corp.	109,800	8,595,144
First Marblehead Corp. (a)	101,400	6,523,062
MBNA Corp.	208,275	5,535,950
QC Holdings, Inc.	14,275	248,385
SLM Corp.	53,400	2,680,146
TOTAL CONSUMER FINANCE		41,614,967
DIVERSIFIED FINANCIAL SERVICES - 7.7%
Archipelago Holdings, Inc.	52,000	986,440
Chicago Mercantile Exchange Holdings, Inc. Class A	400	85,800
CIT Group, Inc.	154,400	6,233,128
Citigroup, Inc.	219,569	10,769,859
Encore Capital Group, Inc. (a)	19,500	391,755
J.P. Morgan Chase & Co.	482,794	18,022,700
TOTAL DIVERSIFIED FINANCIAL SERVICES		36,489,682
INDUSTRIAL CONGLOMERATES - 1.4%
General Electric Co.	188,300	6,803,279
INSURANCE - 21.1%
ACE Ltd.	187,700	8,146,180
AFLAC, Inc.	93,300	3,686,283
AMBAC Financial Group, Inc.	18,650	1,433,812
American International Group, Inc.	613,360	40,659,634
Berkshire Hathaway, Inc. Class B (a)	4,234	12,677,062
Endurance Specialty Holdings Ltd.	162,470	5,588,968
Fidelity National Financial, Inc.	32,350	1,417,577
Genworth Financial, Inc. Class A	55,200	1,464,456
Hartford Financial Services Group, Inc.	76,300	5,134,227
HCC Insurance Holdings, Inc.	28,100	923,647
Lincoln National Corp.	6,500	299,910
Max Re Capital Ltd.	34,345	734,983
MBIA, Inc.	51,000	3,046,740
MetLife, Inc.	49,800	1,979,550
Montpelier Re Holdings Ltd.	24,500	917,525
PartnerRe Ltd.	26,000	1,647,620
Protective Life Corp.	17,200	707,952
Prudential Financial, Inc.	9,100	490,581
Common Stocks - continued
	Shares	Value (Note 1)
INSURANCE - CONTINUED
Scottish Re Group Ltd.	27,500	$ 634,425
St. Paul Travelers Companies, Inc.	58,000	2,177,320
Sun Life Financial, Inc.	142,200	4,600,403
Torchmark Corp.	17,500	955,500
Unitrin, Inc.	20,900	895,147
TOTAL INSURANCE		100,219,502
IT SERVICES - 0.6%
First Data Corp.	69,300	2,823,282
REAL ESTATE - 2.5%
Apartment Investment & Management Co. Class A	58,400	2,096,560
CBL & Associates Properties, Inc.	12,146	835,402
Duke Realty Corp.	23,000	715,300
Equity Lifestyle Properties, Inc.	14,200	486,776
Equity Residential (SBI)	29,600	933,584
Federal Realty Investment Trust (SBI)	7,400	349,132
Healthcare Realty Trust, Inc.	47,000	1,714,090
Reckson Associates Realty Corp.	25,400	779,272
Simon Property Group, Inc.	54,400	3,225,920
The Mills Corp.	9,500	531,335
Vornado Realty Trust	300	20,742
TOTAL REAL ESTATE		11,688,113
THRIFTS & MORTGAGE FINANCE - 6.7%
Countrywide Financial Corp.	183,774	6,799,638
Doral Financial Corp.	800	34,600
Fannie Mae	69,435	4,484,112
First Niagara Financial Group, Inc.	39,800	543,270
Freddie Mac	67,500	4,407,075
Golden West Financial Corp., Delaware	65,200	4,213,224
Hudson City Bancorp, Inc.	42,600	1,498,242
MGIC Investment Corp.	16,900	1,079,910
Provident Financial Services, Inc.	83,500	1,508,845
Radian Group, Inc.	20,655	990,201
Sovereign Bancorp, Inc.	75,900	1,725,966
The PMI Group, Inc.	28,200	1,121,514
W Holding Co., Inc.	109,774	1,431,453
Washington Mutual, Inc.	49,500	1,997,325
TOTAL THRIFTS & MORTGAGE FINANCE		31,835,375
TOTAL COMMON STOCKS (Cost $363,639,283)		466,824,336
Convertible Preferred Stocks - 0.3%

THRIFTS & MORTGAGE FINANCE - 0.3%
Fannie Mae 5.375% (Cost $1,300,000)	13	1,342,250
Money Market Funds - 0.9%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.31% (b)	2,439,157	$ 2,439,157
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	1,965,500	1,965,500
TOTAL MONEY MARKET FUNDS (Cost $4,404,657)		4,404,657
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $369,343,940)		472,571,243
NET OTHER ASSETS - 0.7%		3,488,460
NET ASSETS - 100%		$ 476,059,703
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Financial Services Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2005 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,022,630) (cost $369,343,940) - See accompanying schedule		$ 472,571,243
Receivable for investments sold		10,153,250
Receivable for fund shares sold		297,163
Dividends receivable		209,874
Interest receivable		13,711
Prepaid expenses		1,729
Other affiliated receivables		23
Other receivables		37,356
Total assets		483,284,349
Liabilities
Payable for investments purchased	$ 3,110,123
Payable for fund shares redeemed	1,431,727
Accrued management fee	228,308
Distribution fees payable	288,473
Other affiliated payables	151,006
Other payables and accrued expenses	49,509
Collateral on securities loaned, at value	1,965,500
Total liabilities		7,224,646
Net Assets		$ 476,059,703
Net Assets consist of:
Paid in capital		$ 361,431,384
Distributions in excess of net investment income		(135,659)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		11,553,733
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		103,210,245
Net Assets		$ 476,059,703
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($63,414,688 ÷ 2,814,200 shares)		$ 22.53
Maximum offering price per share (100/94.25 of $22.53)		$ 23.90
Class T: Net Asset Value and redemption price per share ($142,515,368 ÷ 6,357,208 shares)		$ 22.42
Maximum offering price per share (100/96.50 of $22.42)		$ 23.23
Class B: Net Asset Value and offering price per share ($173,601,630 ÷ 7,912,230 shares) A		$ 21.94
Class C: Net Asset Value and offering price per share ($83,053,627 ÷ 3,784,606 shares) A		$ 21.95
Institutional Class: Net Asset Value, offering price and redemption price per share ($13,474,390 ÷ 591,970 shares)		$ 22.76
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2005 (Unaudited)
Investment Income
Dividends		$ 4,387,322
Interest		155,892
Security lending		24,173
Total income		4,567,387

Expenses
Management fee	$ 1,388,548
Transfer agent fees	817,574
Distribution fees	1,757,231
Accounting and security lending fees	99,855
Non-interested trustees' compensation	1,425
Custodian fees and expenses	8,593
Registration fees	38,840
Audit	21,749
Legal	563
Miscellaneous	2,444
Total expenses before reductions	4,136,822
Expense reductions	(56,527)	4,080,295
Net investment income (loss)		487,092
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	20,162,411
Foreign currency transactions	117
Total net realized gain (loss)		20,162,528
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $16,582)	25,593,651
Assets and liabilities in foreign currencies	(770)
Total change in net unrealized appreciation (depreciation)		25,592,881
Net gain (loss)		45,755,409
Net increase (decrease) in net assets resulting from operations		$ 46,242,501

See accompanying notes which are an integral part of the financial statements.

Financial Services

Statement of Changes in Net Assets

	Six months ended January 31, 2005 (Unaudited)	Year ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 487,092	$ 887,555
Net realized gain (loss)	20,162,528	60,089,042
Change in net unrealized appreciation (depreciation)	25,592,881	(3,464,721)
Net increase (decrease) in net assets resulting from operations	46,242,501	57,511,876
Distributions to shareholders from net investment income	(624,254)	(1,712,624)
Distributions to shareholders from net realized gain	(38,323,867)	-
Total distributions	(38,948,121)	(1,712,624)
Share transactions - net increase (decrease)	(13,436,197)	(93,511,617)
Redemption fees	13,008	62,072
Total increase (decrease) in net assets	(6,128,809)	(37,650,293)

Net Assets
Beginning of period	482,188,512	519,838,805
End of period (including distributions in excess of net investment income of $135,659 and undistributed net investment income of $1,503, respectively)	$ 476,059,703	$ 482,188,512

Financial Highlights - Class A

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 22.17	$ 19.98	$ 17.83	$ 20.45	$ 18.29	$ 17.49
Income from Investment Operations
Net investment income (loss) E	.07	.14	.16	.12	.15	.15
Net realized and unrealized gain (loss)	2.12	2.20	2.07	(2.60)	2.20	.73
Total from investment operations	2.19	2.34	2.23	(2.48)	2.35	.88
Distributions from net investment income	(.07)	(.15)	(.08)	(.14)	(.19)	(.09)
Distributions from net realized gain	(1.76)	-	-	-	-	-
Total distributions	(1.83)	(.15)	(.08)	(.14)	(.19)	(.09)
Redemption fees added to paid in capital E	- G	- G	- G	- G	- G	.01
Net asset value, end of period	$ 22.53	$ 22.17	$ 19.98	$ 17.83	$ 20.45	$ 18.29
Total Return B, C, D	10.25%	11.76%	12.57%	(12.16)%	12.86%	5.12%
Ratios to Average Net Assets F
Expenses before expense reductions	1.26% A	1.27%	1.31%	1.27%	1.20%	1.25%
Expenses net of voluntary waivers, if any	1.26% A	1.27%	1.31%	1.27%	1.20%	1.25%
Expenses net of all reductions	1.23% A	1.25%	1.27%	1.23%	1.18%	1.22%
Net investment income (loss)	.65% A	.63%	.89%	.60%	.77%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,415	$ 58,222	$ 57,255	$ 60,475	$ 78,115	$ 48,088
Portfolio turnover rate	65% A	74%	60%	125%	110%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 22.07	$ 19.90	$ 17.77	$ 20.38	$ 18.21	$ 17.42
Income from Investment Operations
Net investment income (loss) E	.05	.09	.12	.07	.11	.12
Net realized and unrealized gain (loss)	2.11	2.19	2.07	(2.59)	2.19	.71
Total from investment operations	2.16	2.28	2.19	(2.52)	2.30	.83
Distributions from net investment income	(.05)	(.11)	(.06)	(.09)	(.13)	(.05)
Distributions from net realized gain	(1.76)	-	-	-	-	-
Total distributions	(1.81)	(.11)	(.06)	(.09)	(.13)	(.05)
Redemption fees added to paid in capital E	- G	- G	- G	- G	- G	.01
Net asset value, end of period	$ 22.42	$ 22.07	$ 19.90	$ 17.77	$ 20.38	$ 18.21
Total Return B, C, D	10.16%	11.49%	12.37%	(12.39)%	12.64%	4.84%
Ratios to Average Net Assets F
Expenses before expense reductions	1.48% A	1.50%	1.53%	1.49%	1.43%	1.47%
Expenses net of voluntary waivers, if any	1.48% A	1.50%	1.53%	1.49%	1.43%	1.47%
Expenses net of all reductions	1.46% A	1.48%	1.49%	1.45%	1.41%	1.44%
Net investment income (loss)	.43% A	.41%	.67%	.38%	.54%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 142,515	$ 144,887	$ 157,238	$ 169,429	$ 234,268	$ 179,862
Portfolio turnover rate	65% A	74%	60%	125%	110%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 21.65	$ 19.53	$ 17.50	$ 20.08	$ 17.95	$ 17.21
Income from Investment Operations
Net investment income (loss) E	(.01)	(.02)	.03	(.03)	-	.03
Net realized and unrealized gain (loss)	2.06	2.16	2.03	(2.55)	2.16	.70
Total from investment operations	2.05	2.14	2.06	(2.58)	2.16	.73
Distributions from net investment income	-	(.02)	(.03)	-	(.03)	-
Distributions from net realized gain	(1.76)	-	-	-	-	-
Total distributions	(1.76)	(.02)	(.03)	-	(.03)	-
Redemption fees added to paid in capital E	- G	- G	- G	- G	- G	.01
Net asset value, end of period	$ 21.94	$ 21.65	$ 19.53	$ 17.50	$ 20.08	$ 17.95
Total Return B, C, D	9.83%	10.96%	11.80%	(12.85)%	12.03%	4.30%
Ratios to Average Net Assets F
Expenses before expense reductions	2.00% A	2.02%	2.03%	2.01%	1.96%	2.01%
Expenses net of voluntary waivers, if any	2.00% A	2.02%	2.03%	2.01%	1.96%	2.01%
Expenses net of all reductions	1.98% A	2.00%	1.99%	1.97%	1.94%	1.98%
Net investment income (loss)	(.09)% A	(.11)%	.17%	(.14)%	.01%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 173,602	$ 179,873	$ 193,373	$ 206,460	$ 269,612	$ 150,880
Portfolio turnover rate	65% A	74%	60%	125%	110%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Financial Highlights - Class C

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 21.65	$ 19.53	$ 17.49	$ 20.05	$ 17.96	$ 17.24
Income from Investment Operations
Net investment income (loss) E	-	(.01)	.04	(.02)	.01	.03
Net realized and unrealized gain (loss)	2.07	2.15	2.03	(2.54)	2.15	.70
Total from investment operations	2.07	2.14	2.07	(2.56)	2.16	.73
Distributions from net investment income	(.01)	(.02)	(.03)	-	(.07)	(.02)
Distributions from net realized gain	(1.76)	-	-	-	-	-
Total distributions	(1.77)	(.02)	(.03)	-	(.07)	(.02)
Redemption fees added to paid in capital E	- G	- G	- G	- G	- G	.01
Net asset value, end of period	$ 21.95	$ 21.65	$ 19.53	$ 17.49	$ 20.05	$ 17.96
Total Return B, C, D	9.92%	10.96%	11.86%	(12.77)%	12.03%	4.30%
Ratios to Average Net Assets F
Expenses before expense reductions	1.95% A	1.97%	1.99%	1.96%	1.92%	1.96%
Expenses net of voluntary waivers, if any	1.95% A	1.97%	1.99%	1.96%	1.92%	1.96%
Expenses net of all reductions	1.93% A	1.95%	1.95%	1.92%	1.90%	1.93%
Net investment income (loss)	(.04)% A	(.06)%	.22%	(.09)%	.05%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 83,054	$ 86,199	$ 97,434	$ 107,899	$ 149,160	$ 83,078
Portfolio turnover rate	65% A	74%	60%	125%	110%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 22.37	$ 20.17	$ 17.95	$ 20.59	$ 18.39	$ 17.60
Income from Investment Operations
Net investment income (loss) D	.12	.23	.24	.19	.22	.21
Net realized and unrealized gain (loss)	2.14	2.21	2.09	(2.62)	2.22	.72
Total from investment operations	2.26	2.44	2.33	(2.43)	2.44	.93
Distributions from net investment income	(.11)	(.24)	(.11)	(.21)	(.24)	(.15)
Distributions from net realized gain	(1.76)	-	-	-	-	-
Total distributions	(1.87)	(.24)	(.11)	(.21)	(.24)	(.15)
Redemption fees added to paid in capital D	- F	- F	- F	- F	- F	.01
Net asset value, end of period	$ 22.76	$ 22.37	$ 20.17	$ 17.95	$ 20.59	$ 18.39
Total Return B, C	10.49%	12.18%	13.07%	(11.84)%	13.29%	5.40%
Ratios to Average Net Assets E
Expenses before expense reductions	.86% A	.88%	.88%	.89%	.87%	.90%
Expenses net of voluntary waivers, if any	.86% A	.88%	.88%	.89%	.87%	.90%
Expenses net of all reductions	.84% A	.85%	.84%	.85%	.84%	.87%
Net investment income (loss)	1.05% A	1.03%	1.32%	.98%	1.10%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,474	$ 13,008	$ 14,539	$ 15,283	$ 17,966	$ 9,749
Portfolio turnover rate	65% A	74%	60%	125%	110%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Financial Services Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Financial Services

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 105,509,209
Unrealized depreciation	(3,748,410)
Net unrealized appreciation (depreciation)	$ 101,760,799
Cost for federal income tax purposes	$ 370,810,444

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $152,639,024 and $201,984,529, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 76,812	$ -
Class T	.25%	.25%	364,094	40
Class B	.75%	.25%	889,872	667,404
Class C	.75%	.25%	426,453	21,790
			$ 1,757,231	$ 689,234

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12,036
Class T	5,219
Class B*	208,288
Class C*	1,936
$ 227,479

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 111,066	.36*
Class T	245,740	.34*
Class B	316,792	.36*
Class C	129,546	.30*
Institutional Class	14,430	.22*
	$ 817,574

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $155,885 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20,362 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collat-eral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Financial Services

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $56,527 for the period

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2005	Year ended July 31, 2004
From net investment income
Class A	$ 192,624	$ 420,433
Class T	326,696	838,212
Class B	631	192,478
Class C	38,785	96,077
Institutional Class	65,518	165,424
Total	$ 624,254	$ 1,712,624
From net realized gain
Class A	$ 4,769,009	$ -
Class T	11,388,557	-
Class B	14,295,898	-
Class C	6,852,951	-
Institutional Class	1,017,452	-
Total	$ 38,323,867	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2005	Year ended July 31, 2004	Six months ended January 31, 2005	Year ended July 31, 2004
Class A
Shares sold	483,615	614,653	$ 10,779,074	$ 13,695,749
Reinvestment of distributions	198,476	18,128	4,334,559	378,140
Shares redeemed	(493,847)	(872,521)	(10,893,211)	(19,145,577)
Net increase (decrease)	188,244	(239,740)	$ 4,220,422	$ (5,071,688)
Class T
Shares sold	230,272	658,242	$ 5,096,146	$ 14,430,306
Reinvestment of distributions	504,911	37,421	10,965,915	777,299
Shares redeemed	(942,419)	(2,033,778)	(20,850,181)	(44,388,616)
Net increase (decrease)	(207,236)	(1,338,115)	$ (4,788,120)	$ (29,181,011)
Class B
Shares sold	197,281	461,768	$ 4,264,491	$ 9,850,610
Reinvestment of distributions	574,588	7,853	12,205,894	162,959
Shares redeemed	(1,169,435)	(2,060,890)	(25,228,720)	(44,422,627)
Net increase (decrease)	(397,566)	(1,591,269)	$ (8,758,335)	$ (34,409,058)
Class C
Shares sold	146,902	653,543	$ 3,163,661	$ 13,848,576
Reinvestment of distributions	257,099	3,576	5,464,805	74,185
Shares redeemed	(600,280)	(1,665,874)	(12,949,233)	(35,686,628)
Net increase (decrease)	(196,279)	(1,008,755)	$ (4,320,767)	$ (21,763,867)
Institutional Class
Shares sold	44,878	67,364	$ 988,952	$ 1,519,011
Reinvestment of distributions	37,434	5,506	826,042	115,490
Shares redeemed	(71,731)	(212,405)	(1,604,391)	(4,720,494)
Net increase (decrease)	10,581	(139,535)	$ 210,603	$ (3,085,993)

Semiannual Report

Advisor Health Care Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period* August 1, 2004 to January 31, 2005
Class A
Actual	$ 1,000.00	$ 1,057.60	$ 6.69
Hypothetical A	$ 1,000.00	$ 1,018.70	$ 6.56
Class T
Actual	$ 1,000.00	$ 1,055.90	$ 7.98
Hypothetical A	$ 1,000.00	$ 1,017.44	$ 7.83
Class B
Actual	$ 1,000.00	$ 1,053.00	$ 10.56
Hypothetical A	$ 1,000.00	$ 1,014.92	$ 10.36
Class C
Actual	$ 1,000.00	$ 1,053.50	$ 10.20
Hypothetical A	$ 1,000.00	$ 1,015.27	$ 10.01
Institutional Class
Actual	$ 1,000.00	$ 1,059.60	$ 4.57
Hypothetical A	$ 1,000.00	$ 1,020.77	$ 4.48

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.29%
Class T	1.54%
Class B	2.04%
Class C	1.97%
Institutional Class	.88%

Health Care

Advisor Health Care Fund

Investment Summary

Top Ten Stocks as of January 31, 2005
% of fund's net assets
Johnson & Johnson	10.8
Medtronic, Inc.	7.4
UnitedHealth Group, Inc.	7.2
Pfizer, Inc.	6.3
Abbott Laboratories	6.2
Baxter International, Inc.	6.1
Amgen, Inc.	5.3
Genentech, Inc.	4.7
Merck & Co., Inc.	4.0
Wyeth	3.3
61.3
Top Industries as of January 31, 2005
% of fund's net assets
Pharmaceuticals	35.2%
Health Care Equipment & Supplies	31.4%
Health Care Providers & Services	16.8%
Biotechnology	15.3%
Personal Products	0.1%
All Others *	1.2%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Health Care Fund

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 15.3%
Affymetrix, Inc. (a)	56,600	$ 2,329,656
Alkermes, Inc. (a)	110,864	1,404,647
Amgen, Inc. (a)	637,200	39,659,328
Biogen Idec, Inc. (a)	128,000	8,314,880
Charles River Laboratories International, Inc. (a)	15,408	730,031
Genentech, Inc. (a)	734,200	35,028,682
Genzyme Corp. - General Division (a)	151,300	8,807,173
ImClone Systems, Inc. (a)	49,500	2,076,525
MedImmune, Inc. (a)	208,230	4,925,681
Millennium Pharmaceuticals, Inc. (a)	496,100	4,569,081
Neurocrine Biosciences, Inc. (a)	83,700	3,829,275
OSI Pharmaceuticals, Inc. (a)	26,000	1,692,600
Protein Design Labs, Inc. (a)	59,600	1,202,132
TOTAL BIOTECHNOLOGY		114,569,691
HEALTH CARE EQUIPMENT & SUPPLIES - 31.4%
Advanced Medical Optics, Inc. (a)	96,200	4,106,778
Alcon, Inc.	221,700	17,558,640
Aspect Medical Systems, Inc. (a)	93,400	2,105,236
Bausch & Lomb, Inc.	34,200	2,492,838
Baxter International, Inc.	1,349,700	45,565,872
Beckman Coulter, Inc.	120,100	8,046,700
Biomet, Inc.	190,775	8,104,122
Boston Scientific Corp. (a)	360,900	11,931,354
C.R. Bard, Inc.	34,700	2,352,660
Cooper Companies, Inc.	65,100	4,993,170
Cytyc Corp. (a)	263,100	6,590,655
Dade Behring Holdings, Inc. (a)	65,500	3,743,325
DJ Orthopedics, Inc. (a)	78,900	1,905,435
Edwards Lifesciences Corp. (a)	120,400	4,900,280
Epix Pharmaceuticals, Inc. (a)	148,700	1,434,955
Foxhollow Technologies, Inc.	15,300	431,460
Guidant Corp.	161,300	11,692,637
Hospira, Inc. (a)	4,182	120,818
IntraLase Corp.	4,600	105,800
Kinetic Concepts, Inc.	69,100	4,491,500
Medtronic, Inc.	1,048,496	55,035,555
Novoste Corp. (a)(e)	12,500	13,375
ResMed, Inc. (a)	66,300	3,401,190
Respironics, Inc. (a)	59,200	3,427,680
St. Jude Medical, Inc. (a)	477,300	18,748,344
Stereotaxis, Inc.	167,924	1,578,486

	Shares	Value (Note 1)
Waters Corp. (a)	150,179	$ 7,370,785
Zimmer Holdings, Inc. (a)	29,100	2,294,535
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		234,544,185
HEALTH CARE PROVIDERS & SERVICES - 16.8%
Cardinal Health, Inc.	100,600	5,665,792
Community Health Systems, Inc. (a)	61,900	1,793,862
DaVita, Inc. (a)	71,550	3,002,238
Health Net, Inc. (a)	93,500	2,719,915
IMS Health, Inc.	264,100	6,174,658
Laboratory Corp. of America Holdings (a)	100,300	4,799,355
McKesson Corp.	490,100	16,903,549
Omnicare, Inc.	158,700	4,880,025
PacifiCare Health Systems, Inc. (a)	265,990	16,366,365
Patterson Companies, Inc. (a)	50,800	2,366,264
Quest Diagnostics, Inc.	73,700	7,023,610
UnitedHealth Group, Inc.	602,700	53,580,030
TOTAL HEALTH CARE PROVIDERS & SERVICES		125,275,663
PERSONAL PRODUCTS - 0.1%
NBTY, Inc. (a)	42,700	1,169,126
PHARMACEUTICALS - 35.2%
Abbott Laboratories	1,031,320	46,430,026
Allergan, Inc.	77,300	5,870,935
Eli Lilly & Co.	142,600	7,734,624
Endo Pharmaceuticals Holdings, Inc. (a)	89,000	1,869,890
Forest Laboratories, Inc. (a)	87,000	3,613,110
Hollis-Eden Pharmaceuticals, Inc. (a)(d)	165,100	1,241,552
Ista Pharmaceuticals, Inc. (a)	82,900	843,093
Johnson & Johnson	1,250,862	80,930,770
Medicis Pharmaceutical Corp. Class A	30,300	1,093,830
Merck & Co., Inc.	1,064,100	29,848,005
Pfizer, Inc.	1,946,620	47,030,339
Schering-Plough Corp.	223,800	4,153,728
Sepracor, Inc. (a)	71,700	4,099,806
Watson Pharmaceuticals, Inc. (a)	102,300	3,051,609
Wyeth	629,820	24,959,767
TOTAL PHARMACEUTICALS		262,771,084
TOTAL COMMON STOCKS (Cost $645,920,767)		738,329,749
Nonconvertible Preferred Stocks - 0.0%

BIOTECHNOLOGY - 0.0%
Geneprot, Inc. Series A (a)(f) (Cost $236,500)	43,000	36,980
Money Market Funds - 1.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.31% (b)	7,472,511	$ 7,472,511
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	1,028,425	1,028,425
TOTAL MONEY MARKET FUNDS (Cost $8,500,936)		8,500,936
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $654,658,203)		746,867,665
NET OTHER ASSETS - 0.0%		194,821
NET ASSETS - 100%		$ 747,062,486
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,375 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $36,980 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneprot, Inc. Series A	7/7/00	$ 236,500
Income Tax Information
At July 31, 2004, the fund had a capital loss carryforward of approximately $39,598,744 of which $26,198,446 and $13,400,298 will expire on July 31, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2005 approximately $2,054,045 of losses recognized during the period November 1, 2003 to July 31, 2004.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Health Care Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $997,904) (cost $654,658,203) - See accompanying schedule		$ 746,867,665
Receivable for investments sold		4,828,693
Receivable for fund shares sold		577,470
Dividends receivable		271,780
Interest receivable		13,728
Prepaid expenses		2,861
Other affiliated receivables		126
Other receivables		49,654
Total assets		752,611,977
Liabilities
Payable for investments purchased	$ 800,374
Payable for fund shares redeemed	2,603,312
Accrued management fee	362,566
Distribution fees payable	450,856
Other affiliated payables	273,181
Other payables and accrued expenses	30,777
Collateral on securities loaned, at value	1,028,425
Total liabilities		5,549,491
Net Assets		$ 747,062,486
Net Assets consist of:
Paid in capital		$ 714,004,019
Accumulated net investment loss		(2,197,275)
Accumulated undistributed net realized gain (loss) on investments		(56,953,720)
Net unrealized appreciation (depreciation) on investments		92,209,462
Net Assets		$ 747,062,486
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($108,381,452 ÷ 5,420,290 shares)		$ 20.00

Maximum offering price per share (100/94.25 of $20.00)		$ 21.22
Class T: Net Asset Value and redemption price per share ($231,562,672 ÷ 11,790,750 shares)		$ 19.64

Maximum offering price per share (100/96.50 of $19.64)		$ 20.35
Class B: Net Asset Value and offering price per share ($266,992,838 ÷ 14,153,735 shares) A		$ 18.86

Class C: Net Asset Value and offering price per share ($120,861,245 ÷ 6,393,718 shares) A		$ 18.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,264,279 ÷ 943,040 shares)		$ 20.43

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2005 (Unaudited)

Investment Income
Dividends		$ 4,351,135
Interest		70,631
Security lending		3,158
Total income		4,424,924

Expenses
Management fee	$ 2,209,068
Transfer agent fees	1,522,789
Distribution fees	2,749,605
Accounting and security lending fees	142,603
Non-interested trustees' compensation	2,289
Custodian fees and expenses	6,738
Registration fees	43,067
Audit	22,416
Legal	945
Miscellaneous	3,985
Total expenses before reductions	6,703,505
Expense reductions	(81,887)	6,621,618
Net investment income (loss)		(2,196,694)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(28,426)
Change in net unrealized appreciation (depreciation) on investment securities		43,510,344
Net gain (loss)		43,481,918
Net increase (decrease) in net assets resulting from operations		$ 41,285,224

See accompanying notes which are an integral part of the financial statements.

Health Care

Statement of Changes in Net Assets

	Six months ended January 31, 2005 (Unaudited)	Year ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,196,694)	$ (6,048,059)
Net realized gain (loss)	(28,426)	55,619,069
Change in net unrealized appreciation (depreciation)	43,510,344	(24,655,778)
Net increase (decrease) in net assets resulting from operations	41,285,224	24,915,232
Share transactions - net increase (decrease)	(77,508,153)	(106,348,165)
Redemption fees	10,371	55,534
Total increase (decrease) in net assets	(36,212,558)	(81,377,399)

Net Assets
Beginning of period	783,275,044	864,652,443
End of period (including accumulated net investment loss of $2,197,275 and accumulated net investment loss of $581, respectively)	$ 747,062,486	$ 783,275,044

Financial Highlights - Class A

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 18.91	$ 18.29	$ 16.51	$ 20.41	$ 22.02	$ 18.52
Income from Investment Operations
Net investment income (loss) E	(.01)	(.05)	- G	(.04)	.01	.01
Net realized and unrealized gain (loss)	1.10	.67	1.78	(3.86)	(.50)	3.89
Total from investment operations	1.09	.62	1.78	(3.90)	(.49)	3.90
Distributions from net realized gain	-	-	-	-	(1.12)	(.41)
Redemption fees added to paid in capital E	- G	- G	- G	- G	- G	.01
Net asset value, end of period	$ 20.00	$ 18.91	$ 18.29	$ 16.51	$ 20.41	$ 22.02
Total Return B, C, D	5.76%	3.39%	10.78%	(19.11)%	(2.50)%	21.44%
Ratios to Average Net Assets F
Expenses before expense reductions	1.29% A	1.32%	1.34%	1.29%	1.19%	1.20%
Expenses net of voluntary waivers, if any	1.29% A	1.32%	1.34%	1.29%	1.19%	1.20%
Expenses net of all reductions	1.27% A	1.29%	1.27%	1.24%	1.17%	1.18%
Net investment income (loss)	(.12)% A	(.26)%	(.01)%	(.23)%	.05%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 108,381	$ 104,258	$ 108,692	$ 103,292	$ 136,304	$ 108,248
Portfolio turnover rate	37% A	60%	120%	167%	71%	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 18.60	$ 18.03	$ 16.31	$ 20.22	$ 21.87	$ 18.40
Income from Investment Operations
Net investment income (loss) E	(.04)	(.09)	(.04)	(.09)	(.04)	(.03)
Net realized and unrealized gain (loss)	1.08	.66	1.76	(3.82)	(.49)	3.86
Total from investment operations	1.04	.57	1.72	(3.91)	(.53)	3.83
Distributions from net realized gain	-	-	-	-	(1.12)	(.37)
Redemption fees added to paid in capital E	- G	- G	- G	- G	- G	.01
Net asset value, end of period	$ 19.64	$ 18.60	$ 18.03	$ 16.31	$ 20.22	$ 21.87
Total Return B, C, D	5.59%	3.16%	10.55%	(19.34)%	(2.71)%	21.16%
Ratios to Average Net Assets F
Expenses before expense reductions	1.54% A	1.56%	1.59%	1.52%	1.43%	1.42%
Expenses net of voluntary waivers, if any	1.54% A	1.56%	1.59%	1.52%	1.43%	1.42%
Expenses net of all reductions	1.52% A	1.53%	1.51%	1.47%	1.41%	1.40%
Net investment income (loss)	(.37)% A	(.51)%	(.26)%	(.46)%	(.18)%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 231,563	$ 243,176	$ 264,115	$ 274,243	$ 383,643	$ 361,351
Portfolio turnover rate	37% A	60%	120%	167%	71%	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 17.91	$ 17.45	$ 15.86	$ 19.76	$ 21.50	$ 18.16
Income from Investment Operations
Net investment income (loss) E	(.08)	(.18)	(.12)	(.18)	(.14)	(.13)
Net realized and unrealized gain (loss)	1.03	.64	1.71	(3.72)	(.48)	3.80
Total from investment operations	.95	.46	1.59	(3.90)	(.62)	3.67
Distributions from net realized gain	-	-	-	-	(1.12)	(.34)
Redemption fees added to paid in capital E	- G	- G	- G	- G	- G	.01
Net asset value, end of period	$ 18.86	$ 17.91	$ 17.45	$ 15.86	$ 19.76	$ 21.50
Total Return B, C, D	5.30%	2.64%	10.03%	(19.74)%	(3.20)%	20.53%
Ratios to Average Net Assets F
Expenses before expense reductions	2.04% A	2.06%	2.05%	2.02%	1.95%	1.94%
Expenses net of voluntary waivers, if any	2.04% A	2.06%	2.05%	2.02%	1.95%	1.94%
Expenses net of all reductions	2.02% A	2.03%	1.98%	1.98%	1.93%	1.93%
Net investment income (loss)	(.87)% A	(1.01)%	(.73)%	(.97)%	(.70)%	(.68)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 266,993	$ 285,299	$ 317,906	$ 334,056	$ 456,851	$ 366,413
Portfolio turnover rate	37% A	60%	120%	167%	71%	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Health Care

Financial Highlights - Class C

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 17.94	$ 17.47	$ 15.87	$ 19.76	$ 21.50	$ 18.17
Income from Investment Operations
Net investment income (loss) E	(.07)	(.17)	(.11)	(.17)	(.14)	(.12)
Net realized and unrealized gain (loss)	1.03	.64	1.71	(3.72)	(.48)	3.80
Total from investment operations	.96	.47	1.60	(3.89)	(.62)	3.68
Distributions from net realized gain	-	-	-	-	(1.12)	(.36)
Redemption fees added to paid in capital E	- G	- G	- G	- G	- G	.01
Net asset value, end of period	$ 18.90	$ 17.94	$ 17.47	$ 15.87	$ 19.76	$ 21.50
Total Return B, C, D	5.35%	2.69%	10.08%	(19.69)%	(3.20)%	20.59%
Ratios to Average Net Assets F
Expenses before expense reductions	1.97% A	2.00%	2.00%	1.97%	1.91%	1.91%
Expenses net of voluntary waivers, if any	1.97% A	2.00%	2.00%	1.97%	1.91%	1.91%
Expenses net of all reductions	1.95% A	1.97%	1.92%	1.93%	1.89%	1.89%
Net investment income (loss)	(.80)% A	(.95)%	(.67)%	(.92)%	(.66)%	(.64)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 120,861	$ 130,184	$ 150,576	$ 160,877	$ 229,494	$ 183,264
Portfolio turnover rate	37% A	60%	120%	167%	71%	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 19.28	$ 18.58	$ 16.70	$ 20.58	$ 22.13	$ 18.59
Income from Investment Operations
Net investment income (loss) D	.03	.03	.06	.02	.07	.07
Net realized and unrealized gain (loss)	1.12	.67	1.82	(3.90)	(.50)	3.90
Total from investment operations	1.15	.70	1.88	(3.88)	(.43)	3.97
Distributions from net investment income	-	-	-	-	-	(.03)
Distributions from net realized gain	-	-	-	-	(1.12)	(.41)
Total distributions	-	-	-	-	(1.12)	(.44)
Redemption fees added to paid in capital D	- F	- F	- F	- F	- F	.01
Net asset value, end of period	$ 20.43	$ 19.28	$ 18.58	$ 16.70	$ 20.58	$ 22.13
Total Return B, C	5.96%	3.77%	11.26%	(18.85)%	(2.21)%	21.77%
Ratios to Average Net Assets E
Expenses before expense reductions	.88% A	.91%	.96%	.95%	.91%	.93%
Expenses net of voluntary waivers, if any	.88% A	.91%	.96%	.95%	.91%	.93%
Expenses net of all reductions	.86% A	.88%	.88%	.90%	.89%	.92%
Net investment income (loss)	.29% A	.14%	.37%	.11%	.33%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,264	$ 20,358	$ 23,364	$ 35,923	$ 45,200	$ 40,320
Portfolio turnover rate	37% A	60%	120%	167%	71%	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Health Care Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 133,424,809
Unrealized depreciation	(48,830,552)
Net unrealized appreciation (depreciation)	$ 84,594,257
Cost for federal income tax purposes	$ 662,273,408

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

Health Care

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $142,363,716 and $225,196,379, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 132,760	$ -
Class T	.25%	.25%	600,784	1,114
Class B	.75%	.25%	1,385,306	1,038,979
Class C	.75%	.25%	630,755	41,020
			$ 2,749,605	$ 1,081,113

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 22,160
Class T	14,871
Class B*	388,873
Class C*	15,862
$ 441,766

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 219,046	.41 *
Class T	491,400	.41 *
Class B	571,585	.41 *
Class C	216,033	.34 *
Institutional Class	24,725	.25 *
	$ 1,522,789

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $70,631 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,196 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $81,701 for the period. In addition, through arrangements with the each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 186

Health Care

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2005	Year ended July 31, 2004	Six months ended January 31, 2005	Year ended July 31, 2004
Class A
Shares sold	762,371	1,326,830	$ 14,920,374	$ 25,583,854
Shares redeemed	(855,782)	(1,754,987)	(16,663,715)	(33,233,576)
Net increase (decrease)	(93,411)	(428,157)	$ (1,743,341)	$ (7,649,722)
Class T
Shares sold	622,678	2,113,234	$ 11,950,073	$ 40,035,265
Shares redeemed	(1,908,929)	(3,681,338)	(36,772,877)	(68,961,682)
Net increase (decrease)	(1,286,251)	(1,568,104)	$ (24,822,804)	$ (28,926,417)
Class B
Shares sold	304,124	1,131,221	$ 5,618,171	$ 20,552,323
Shares redeemed	(2,083,256)	(3,413,291)	(38,362,889)	(61,904,937)
Net increase (decrease)	(1,779,132)	(2,282,070)	$ (32,744,718)	$ (41,352,614)
Class C
Shares sold	219,198	865,725	$ 4,063,286	$ 15,749,574
Shares redeemed	(1,083,202)	(2,225,887)	(20,025,598)	(40,266,820)
Net increase (decrease)	(864,004)	(1,360,162)	$ (15,962,312)	$ (24,517,246)
Institutional Class
Shares sold	26,513	122,545	$ 527,213	$ 2,394,261
Shares redeemed	(139,433)	(324,350)	(2,762,191)	(6,296,427)
Net increase (decrease)	(112,920)	(201,805)	$ (2,234,978)	$ (3,902,166)

Semiannual Report

Advisor Natural Resources Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period * August 1, 2004 to January 31, 2005
Class A
Actual	$ 1,000.00	$ 1,136.50	$ 6.79
HypotheticalA	$ 1,000.00	$ 1,018.85	$ 6.41
Class T
Actual	$ 1,000.00	$ 1,135.30	$ 7.80
HypotheticalA	$ 1,000.00	$ 1,017.90	$ 7.38
Class B
Actual	$ 1,000.00	$ 1,132.10	$ 10.69
HypotheticalA	$ 1,000.00	$ 1,015.17	$ 10.11
Class C
Actual	$ 1,000.00	$ 1,132.50	$ 10.48
HypotheticalA	$ 1,000.00	$ 1,015.38	$ 9.91
Institutional Class
Actual	$ 1,000.00	$ 1,138.60	$ 4.80
HypotheticalA	$ 1,000.00	$ 1,020.72	$ 4.53

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.26%
Class T	1.45%
Class B	1.99%
Class C	1.95%
Institutional Class	.89%

Natural Resources

Advisor Natural Resources Fund

Investment Summary

Top Ten Stocks as of January 31, 2005
% of fund's net assets
Exxon Mobil Corp.	7.8
BP PLC sponsored ADR	7.5
ConocoPhillips	6.3
Halliburton Co.	4.8
Schlumberger Ltd. (NY Shares)	3.7
Newmont Mining Corp.	3.7
EnCana Corp.	3.2
Total SA sponsored ADR	2.8
Smith International, Inc.	2.7
Valero Energy Corp.	2.7
45.2
Top Industries as of January 31, 2005
% of fund's net assets
Oil & Gas	50.7%
Energy Equipment & Services	24.1%
Metals & Mining	12.9%
Paper & Forest Products	4.9%
Containers & Packaging	1.2%
All Others *	6.2%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Natural Resources Fund

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value (Note 1)
CHEMICALS - 0.3%
Stuart Energy Systems Corp. (a)	322,400	$ 1,013,142
CONTAINERS & PACKAGING - 1.2%
Packaging Corp. of America	94,000	2,097,140
Smurfit-Stone Container Corp. (a)	172,775	2,598,536
TOTAL CONTAINERS & PACKAGING		4,695,676
ELECTRIC UTILITIES - 0.1%
PPL Corp.	7,600	410,400
ENERGY EQUIPMENT & SERVICES - 24.1%
Baker Hughes, Inc.	50,950	2,206,135
BJ Services Co.	1,700	81,685
Cooper Cameron Corp. (a)	18,100	1,021,021
Core Laboratories NV (a)	32,100	693,039
ENSCO International, Inc.	52,500	1,797,075
FMC Technologies, Inc. (a)	3,100	94,953
Grant Prideco, Inc. (a)	246,500	4,831,400
Grey Wolf, Inc. (a)	105,200	557,560
Halliburton Co.	473,600	19,479,168
Helmerich & Payne, Inc.	200	7,580
Nabors Industries Ltd. (a)	78,000	3,931,200
National-Oilwell, Inc. (a)	99,100	3,654,808
Noble Corp.	94,800	5,057,580
Oil States International, Inc. (a)	82,300	1,567,815
Pason Systems, Inc.	17,900	555,440
Precision Drilling Corp. (a)	23,900	1,624,788
Pride International, Inc. (a)	133,600	3,124,904
RPC, Inc.	17,600	453,904
Schlumberger Ltd. (NY Shares)	221,800	15,091,272
Smith International, Inc. (a)	184,800	10,940,160
Superior Energy Services, Inc. (a)	104,800	1,668,416
Tenaris SA sponsored ADR	24,900	1,227,570
Transocean, Inc. (a)	144,900	6,375,600
Varco International, Inc. (a)	218,500	6,688,285
Weatherford International Ltd. (a)	88,900	4,824,603
Willbros Group, Inc. (a)	25,100	538,144
TOTAL ENERGY EQUIPMENT & SERVICES		98,094,105
MACHINERY - 0.4%
Bucyrus International, Inc. Class A	43,500	1,596,450
METALS & MINING - 12.9%
Alcan, Inc.	141,600	5,646,657
Alcoa, Inc.	323,400	9,543,534
Anglo American PLC ADR	200	4,664
Breakwater Resources Ltd. (a)	1,643,500	807,812
Cameco Corp.	88,000	3,020,668
Cleveland-Cliffs, Inc.	32,400	2,121,552
Companhia Vale do Rio Doce sponsored ADR	72,300	2,187,075
CONSOL Energy, Inc.	63,500	2,679,065
Eldorado Gold Corp. (a)	284,600	765,935

	Shares	Value (Note 1)
Freeport-McMoRan Copper & Gold, Inc. Class B	52,497	$ 1,932,415
Industrias Penoles SA de CV	162,300	851,253
Massey Energy Co.	34,600	1,312,378
Newmont Mining Corp.	361,100	15,018,149
Peabody Energy Corp.	46,700	3,957,825
Stillwater Mining Co. (a)	71,600	757,528
Teck Cominco Ltd. Class B (sub. vtg.)	66,300	2,003,344
TOTAL METALS & MINING		52,609,854
MULTI-UTILITIES & UNREGULATED POWER - 0.3%
Questar Corp.	25,600	1,300,480
OIL & GAS - 50.7%
Abraxas Petroleum Corp. (a)	217,200	499,560
Amerada Hess Corp.	10,200	883,830
Apache Corp.	81,000	4,408,020
Ashland, Inc.	33,400	2,050,092
BG Group PLC ADR (d)	84,700	2,933,161
BP PLC sponsored ADR	513,248	30,599,846
Canadian Natural Resources Ltd.	120,800	5,328,224
Chesapeake Energy Corp.	254,400	4,469,808
ChevronTexaco Corp.	67,936	3,695,718
ConocoPhillips	275,699	25,582,110
Cross Timbers Royalty Trust	511	20,982
Denbury Resources, Inc. (a)	121,100	3,536,120
EnCana Corp.	217,932	12,882,230
Encore Acquisition Co. (a)	57,100	2,129,830
ENI Spa sponsored ADR	16,200	1,979,640
EOG Resources, Inc.	15,500	1,150,875
Exxon Mobil Corp.	614,960	31,731,935
Forest Oil Corp. (a)	153,000	5,154,570
Frontier Oil Corp.	63,600	1,778,892
Holly Corp.	101,300	3,065,338
Kerr-McGee Corp.	390	24,083
Marathon Oil Corp.	101,000	3,911,730
Newfield Exploration Co. (a)	40,000	2,448,000
Noble Energy, Inc.	200	11,834
Occidental Petroleum Corp.	151,000	8,815,380
Petro-Canada	32,000	1,649,958
Plains Exploration & Production Co. (a)	76,900	2,213,182
Premcor, Inc.	78,000	3,744,000
Quicksilver Resources, Inc. (a)(d)	104,200	4,629,606
Range Resources Corp.	236,100	5,239,059
Sibneft sponsored ADR	1,400	21,994
Talisman Energy, Inc.	67,900	2,024,334
Tesoro Petroleum Corp. (a)	54,700	1,741,648
Total SA sponsored ADR	104,100	11,195,955
Ultra Petroleum Corp. (a)	34,700	1,788,091
Valero Energy Corp.	207,800	10,811,834
Williams Companies, Inc.	125,500	2,109,655
TOTAL OIL & GAS		206,261,124
Common Stocks - continued
	Shares	Value (Note 1)
PAPER & FOREST PRODUCTS - 4.9%
Bowater, Inc.	200	$ 7,600
Canfor Corp. (a)	2,629	32,941
Domtar, Inc.	100	972
Georgia-Pacific Corp.	138,800	4,455,480
International Paper Co.	180,300	7,058,745
MeadWestvaco Corp.	20,837	601,981
Tembec, Inc. (a)	414,100	2,252,266
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	66,700	975,821
Weyerhaeuser Co.	75,800	4,729,920
TOTAL PAPER & FOREST PRODUCTS		20,115,726
TOTAL COMMON STOCKS (Cost $293,171,337)		386,096,957
Money Market Funds - 7.1%

Fidelity Cash Central Fund, 2.31% (b)	22,532,133	22,532,133
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	6,069,825	6,069,825
TOTAL MONEY MARKET FUNDS (Cost $28,601,958)		28,601,958
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $321,773,295)		414,698,915
NET OTHER ASSETS - (2.0)%		(7,959,861)
NET ASSETS - 100%		$ 406,739,054
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	71.9%
Canada	10.2%
United Kingdom	8.2%
Netherlands Antilles	3.7%
France	2.8%
Cayman Islands	1.2%
Others (individually less than 1%)	2.0%
100.0%
Income Tax Information
At July 31, 2004, the fund had a capital loss carryforward of approximately $9,416,999 all of which will expire on July 31, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Natural Resources Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,951,035) (cost $321,773,295) - See accompanying schedule		$ 414,698,915
Receivable for investments sold		2,602,937
Receivable for fund shares sold		1,146,948
Dividends receivable		21,556
Interest receivable		13,432
Prepaid expenses		1,238
Receivable from investment advisor for reimbursement		32,785
Other affiliated receivables		5
Other receivables		51,929
Total assets		418,569,745

Liabilities
Payable for investments purchased	$ 4,382,384
Payable for fund shares redeemed	862,932
Accrued management fee	185,085
Distribution fees payable	197,621
Other affiliated payables	109,669
Other payables and accrued expenses	23,175
Collateral on securities loaned, at value	6,069,825
Total liabilities		11,830,691
Net Assets		$ 406,739,054
Net Assets consist of:
Paid in capital		$ 298,613,207
Accumulated net investment loss		(677,828)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		15,875,610
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		92,928,065
Net Assets		$ 406,739,054
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($56,253,589 ÷ 1,725,733 shares)		$ 32.60
Maximum offering price per share (100/94.25 of $32.60)		$ 34.59
Class T: Net Asset Value and redemption price per share ($219,338,307 ÷ 6,637,037 shares)		$ 33.05
Maximum offering price per share (100/96.50 of $33.05)		$ 34.25
Class B: Net Asset Value and offering price per share ($76,775,007 ÷ 2,408,316 shares) A		$ 31.88
Class C: Net Asset Value and offering price per share ($47,909,888 ÷ 1,494,852 shares) A		$ 32.05
Institutional Class: Net Asset Value, offering price and redemption price per share ($6,462,263 ÷ 194,670 shares)		$ 33.20

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2005 (Unaudited)

Investment Income
Dividends		$ 2,531,579
Interest		94,973
Security lending		18,557
Total income		2,645,109

Expenses
Management fee	$ 1,093,648
Transfer agent fees	579,257
Distribution fees	1,164,051
Accounting and security lending fees	78,951
Non-interested trustees' compensation	1,161
Custodian fees and expenses	14,075
Registration fees	38,141
Audit	21,596
Legal	427
Interest	572
Miscellaneous	1,547
Total expenses before reductions	2,993,426
Expense reductions	(69,726)	2,923,700
Net investment income (loss)		(278,591)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	31,771,618
Investment not meeting investment restrictions	(32,785)
Foreign currency transactions	1,997
Payment from investment advisor for loss on investment not meeting investment restrictions	32,785
Total net realized gain (loss)		31,773,615
Change in net unrealized appreciation (depreciation) on: Investment securities	16,523,753
Assets and liabilities in foreign currencies	2,450
Total change in net unrealized appreciation (depreciation)		16,526,203
Net gain (loss)		48,299,818
Net increase (decrease) in net assets resulting from operations		$ 48,021,227

See accompanying notes which are an integral part of the financial statements.

Natural Resources

Statement of Changes in Net Assets

	Six months ended January 31, 2005 (Unaudited)	Year ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (278,591)	$ (91,145)
Net realized gain (loss)	31,773,615	23,859,151
Change in net unrealized appreciation (depreciation)	16,526,203	63,349,686
Net increase (decrease) in net assets resulting from operations	48,021,227	87,117,692
Distributions to shareholders from net investment income	(316,443)	(681,969)
Distributions to shareholders from net realized gain	(5,002,893)	-
Total distributions	(5,319,336)	(681,969)
Share transactions - net increase (decrease)	8,751,434	16,197,507
Redemption fees	25,038	51,991
Total increase (decrease) in net assets	51,478,363	102,685,221

Net Assets
Beginning of period	355,260,691	252,575,470
End of period (including accumulated net investment loss of $677,828 and accumulated net investment loss of $82,794, respectively)	$ 406,739,054	$ 355,260,691

Financial Highlights - Class A

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 29.12	$ 21.65	$ 20.33	$ 26.42	$ 24.07	$ 21.98
Income from Investment Operations
Net investment income (loss) E	.03	.07	.13	.15	.19	.10
Net realized and unrealized gain (loss)	3.92	7.50	1.30	(4.36)	2.34	2.06
Total from investment operations	3.95	7.57	1.43	(4.21)	2.53	2.16
Distributions from net investment income	(.06)	(.10)	(.11)	(.18)	(.19)	(.08)
Distributions from net realized gain	(.41)	-	-	(1.70)	-	-
Total distributions	(.47)	(.10)	(.11)	(1.88)	(.19)	(.08)
Redemption fees added to paid in capital E	- G	- G	- G	- G	.01	.01
Net asset value, end of period	$ 32.60	$ 29.12	$ 21.65	$ 20.33	$ 26.42	$ 24.07
Total Return B, C, D	13.65%	35.08%	7.07%	(16.92)%	10.56%	9.92%
Ratios to Average Net Assets F
Expenses before expense reductions	1.26% A	1.30%	1.36%	1.28%	1.23%	1.26%
Expenses net of voluntary waivers, if any	1.26% A	1.30%	1.36%	1.28%	1.23%	1.26%
Expenses net of all reductions	1.22% A	1.29%	1.32%	1.24%	1.18%	1.21%
Net investment income (loss)	.17% A	.28%	.63%	.64%	.69%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,254	$ 44,315	$ 21,798	$ 21,993	$ 21,849	$ 10,381
Portfolio turnover rate	108% A	40%	41%	85%	130%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 29.52	$ 21.97	$ 20.61	$ 26.73	$ 24.35	$ 22.21
Income from Investment Operations
Net investment income (loss) E	- G	.03	.10	.11	.14	.06
Net realized and unrealized gain (loss)	3.97	7.60	1.32	(4.42)	2.36	2.08
Total from investment operations	3.97	7.63	1.42	(4.31)	2.50	2.14
Distributions from net investment income	(.03)	(.08)	(.06)	(.11)	(.13)	(.01)
Distributions from net realized gain	(.41)	-	-	(1.70)	-	-
Total distributions	(.44)	(.08)	(.06)	(1.81)	(.13)	(.01)
Redemption fees added to paid in capital E	- G	- G	- G	- G	.01	.01
Net asset value, end of period	$ 33.05	$ 29.52	$ 21.97	$ 20.61	$ 26.73	$ 24.35
Total Return B, C, D	13.53%	34.82%	6.91%	(17.07)%	10.32%	9.69%
Ratios to Average Net Assets F
Expenses before expense reductions	1.45% A	1.48%	1.50%	1.45%	1.41%	1.41%
Expenses net of voluntary waivers, if any	1.45% A	1.48%	1.50%	1.45%	1.41%	1.41%
Expenses net of all reductions	1.41% A	1.47%	1.47%	1.41%	1.37%	1.37%
Net investment income (loss)	(.02)% A	.10%	.48%	.47%	.51%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 219,338	$ 201,187	$ 155,249	$ 174,670	$ 253,062	$ 245,995
Portfolio turnover rate	108% A	40%	41%	85%	130%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 28.54	$ 21.28	$ 20.02	$ 26.04	$ 23.77	$ 21.78
Income from Investment Operations
Net investment income (loss) E	(.08)	(.11)	(.01)	(.02)	(.01)	(.06)
Net realized and unrealized gain (loss)	3.83	7.37	1.27	(4.29)	2.31	2.04
Total from investment operations	3.75	7.26	1.26	(4.31)	2.30	1.98
Distributions from net investment income	-	-	-	(.01)	(.04)	-
Distributions from net realized gain	(.41)	-	-	(1.70)	-	-
Total distributions	(.41)	-	-	(1.71)	(.04)	-
Redemption fees added to paid in capital E	- G	- G	- G	- G	.01	.01
Net asset value, end of period	$ 31.88	$ 28.54	$ 21.28	$ 20.02	$ 26.04	$ 23.77
Total Return B, C, D	13.21%	34.12%	6.29%	(17.51)%	9.72%	9.14%
Ratios to Average Net Assets F
Expenses before expense reductions	1.99% A	2.02%	2.06%	2.00%	1.95%	1.96%
Expenses net of voluntary waivers, if any	1.99% A	2.02%	2.06%	2.00%	1.95%	1.96%
Expenses net of all reductions	1.95% A	2.01%	2.02%	1.95%	1.91%	1.92%
Net investment income (loss)	(.56)% A	(.44)%	(.07)%	(.07)%	(.03)%	(.28)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,775	$ 68,347	$ 50,833	$ 58,656	$ 83,243	$ 50,685
Portfolio turnover rate	108% A	40%	41%	85%	130%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Natural Resources

Financial Highlights - Class C

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 28.68	$ 21.38	$ 20.10	$ 26.15	$ 23.88	$ 21.92
Income from Investment Operations
Net investment income (loss) E	(.08)	(.10)	- G	(.01)	- G	(.05)
Net realized and unrealized gain (loss)	3.86	7.40	1.28	(4.32)	2.32	2.04
Total from investment operations	3.78	7.30	1.28	(4.33)	2.32	1.99
Distributions from net investment income	-	-	-	(.02)	(.06)	(.04)
Distributions from net realized gain	(.41)	-	-	(1.70)	-	-
Total distributions	(.41)	-	-	(1.72)	(.06)	(.04)
Redemption fees added to paid in capital E	- G	- G	- G	- G	.01	.01
Net asset value, end of period	$ 32.05	$ 28.68	$ 21.38	$ 20.10	$ 26.15	$ 23.88
Total Return B, C, D	13.25%	34.14%	6.37%	(17.52)%	9.76%	9.15%
Ratios to Average Net Assets F
Expenses before expense reductions	1.95% A	1.99%	2.01%	1.96%	1.92%	1.91%
Expenses net of voluntary waivers, if any	1.95% A	1.99%	2.01%	1.96%	1.92%	1.91%
Expenses net of all reductions	1.91% A	1.97%	1.97%	1.92%	1.87%	1.87%
Net investment income (loss)	(.52)% A	(.41)%	(.02)%	(.03)%	-	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,910	$ 37,206	$ 22,044	$ 24,201	$ 29,699	$ 13,741
Portfolio turnover rate	108% A	40%	41%	85%	130%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 29.64	$ 22.03	$ 20.67	$ 26.82	$ 24.43	$ 22.28
Income from Investment Operations
Net investment income (loss) D	.08	.18	.22	.23	.28	.19
Net realized and unrealized gain (loss)	4.00	7.62	1.32	(4.43)	2.37	2.07
Total from investment operations	4.08	7.80	1.54	(4.20)	2.65	2.26
Distributions from net investment income	(.11)	(.19)	(.18)	(.25)	(.27)	(.13)
Distributions from net realized gain	(.41)	-	-	(1.70)	-	-
Total distributions	(.52)	(.19)	(.18)	(1.95)	(.27)	(.13)
Redemption fees added to paid in capital D	- F	- F	- F	- F	.01	.02
Net asset value, end of period	$ 33.20	$ 29.64	$ 22.03	$ 20.67	$ 26.82	$ 24.43
Total Return B, C	13.86%	35.60%	7.51%	(16.64)%	10.90%	10.31%
Ratios to Average Net Assets E
Expenses before expense reductions	.89% A	.90%	.95%	.93%	.88%	.86%
Expenses net of voluntary waivers, if any	.89% A	.90%	.95%	.93%	.88%	.86%
Expenses net of all reductions	.86% A	.89%	.91%	.89%	.84%	.82%
Net investment income (loss)	.53% A	.68%	1.04%	.99%	1.04%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,462	$ 4,206	$ 2,652	$ 4,938	$ 6,960	$ 3,470
Portfolio turnover rate	108% A	40%	41%	85%	130%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Natural Resources Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Natural Resources

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 93,147,998
Unrealized depreciation	(1,090,825)
Net unrealized appreciation (depreciation)	$ 92,057,173
Cost for federal income tax purposes	$ 322,641,742

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $202,399,441 and $208,323,121, respectively. The Fund realized a loss on the sale of an investment not meeting the investment restrictions of the fund. The loss was fully reimbursed by the Fund's investment advisor.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 62,818	$ -
Class T	.25%	.25%	525,704	3,634
Class B	.75%	.25%	362,271	271,703
Class C	.75%	.25%	213,258	55,538
			$ 1,164,051	$ 330,875

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 32,695
Class T	17,513
Class B *	83,152
Class C *	3,349
$ 136,709

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 88,001	.35 *
Class T	303,465	.29 *
Class B	119,433	.33 *
Class C	61,965	.29 *
Institutional Class	6,393	.24 *
	$ 579,257

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $94,958 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,138 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Borrower	$ 1,718,800	2.40%	-	$ 572

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Natural Resources

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $69,726 for the period.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2005	Year ended July 31, 2004
From net investment income
Class A	$ 99,725	$ 99,223
Class T	195,831	560,230
Institutional Class	20,887	22,515
Total	$ 316,443	$ 681,968
From net realized gain
Class A	$ 681,462	$ -
Class T	2,676,344	-
Class B	974,727	-
Class C	592,509	-
Institutional Class	77,851	-
Total	$ 5,002,893	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2005	Year ended July 31, 2004	Six months ended January 31, 2005	Year ended July 31, 2004
Class A
Shares sold	487,456	879,939	$ 15,103,447	$ 23,517,820
Reinvestment of distributions	23,043	3,715	714,107	87,332
Shares redeemed	(306,554)	(368,575)	(9,536,548)	(9,483,597)
Net increase (decrease)	203,945	515,079	$ 6,281,006	$ 14,121,555
Class T
Shares sold	748,459	1,119,622	$ 23,559,712	$ 29,514,297
Reinvestment of distributions	85,233	22,018	2,678,874	522,475
Shares redeemed	(1,012,676)	(1,393,256)	(31,944,278)	(36,120,583)
Net increase (decrease)	(178,984)	(251,616)	$ (5,705,692)	$ (6,083,811)
Class B
Shares sold	364,418	634,362	$ 11,056,198	$ 16,119,361
Reinvestment of distributions	27,043	-	820,469	-
Shares redeemed	(378,244)	(627,931)	(11,417,060)	(16,075,114)
Net increase (decrease)	13,217	6,431	$ 459,607	$ 44,247
Class C
Shares sold	373,287	581,963	$ 11,390,722	$ 15,409,819
Reinvestment of distributions	15,581	-	475,222	-
Shares redeemed	(191,160)	(315,706)	(5,842,113)	(7,916,650)
Net increase (decrease)	197,708	266,257	$ 6,023,831	$ 7,493,169
Institutional Class
Shares sold	82,266	62,791	$ 2,636,152	$ 1,688,343
Reinvestment of distributions	2,107	613	66,476	14,771
Shares redeemed	(31,596)	(41,908)	(1,009,946)	(1,080,767)
Net increase (decrease)	52,777	21,496	$ 1,692,682	$ 622,347

Natural Resources

Advisor Technology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period* August 1, 2004 to January 31, 2005
Class A
Actual	$ 1,000.00	$ 1,066.30	$ 7.45
HypotheticalA	$ 1,000.00	$ 1,018.00	$ 7.27
Class T
Actual	$ 1,000.00	$ 1,065.20	$ 8.38
HypotheticalA	$ 1,000.00	$ 1,017.09	$ 8.19
Class B
Actual	$ 1,000.00	$ 1,061.80	$ 11.43
HypotheticalA	$ 1,000.00	$ 1,014.12	$ 11.17
Class C
Actual	$ 1,000.00	$ 1,062.30	$ 11.02
HypotheticalA	$ 1,000.00	$ 1,014.52	$ 10.76
Institutional Class
Actual	$ 1,000.00	$ 1,068.20	$ 4.80
HypotheticalA	$ 1,000.00	$ 1,020.57	$ 4.69

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.43%
Class T	1.61%
Class B	2.20%
Class C	2.12%
Institutional Class	.92%

Semiannual Report

Advisor Technology Fund

Investment Summary

Top Ten Stocks as of January 31, 2005
% of fund's net assets
Intel Corp.	9.2
Dell, Inc.	6.0
QUALCOMM, Inc.	4.3
EMC Corp.	3.9
Texas Instruments, Inc.	3.2
National Semiconductor Corp.	3.1
Juniper Networks, Inc.	3.1
Apple Computer, Inc.	3.0
Motorola, Inc.	2.5
Cisco Systems, Inc.	2.4
40.7
Top Industries as of January 31, 2005
% of fund's net assets
Semiconductors & Semiconductor Equipment	35.7%
Communications Equipment	23.0%
Computers & Peripherals	17.3%
Software	9.5%
Electronic Equipment & Instruments	6.4%
All Others *	8.1%

* Includes short-term investments and net other assets.

Technology

Advisor Technology Fund

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (Note 1)
COMMERCIAL SERVICES & SUPPLIES - 0.6%
51job, Inc. ADR (d)	237,100	$ 5,737,820
COMMUNICATIONS EQUIPMENT - 23.0%
ADC Telecommunications, Inc. (a)	800,200	2,056,514
Alcatel SA sponsored ADR (a)	224,900	3,220,568
Alvarion Ltd. (a)	124,700	1,289,398
Andrew Corp. (a)	276,800	3,615,008
Avaya, Inc. (a)	1,368,100	19,632,235
Carrier Access Corp. (a)	186,600	1,377,108
CIENA Corp. (a)	658,700	1,679,685
Cisco Systems, Inc. (a)	1,214,400	21,907,776
Comverse Technology, Inc. (a)	316,600	7,076,010
Corning, Inc. (a)	233,200	2,551,208
CSR PLC	282,800	2,138,491
Ditech Communications Corp. (a)	208,000	2,766,400
Enterasys Networks, Inc. (a)	966,100	1,362,201
Extreme Networks, Inc. (a)	155,000	992,000
F5 Networks, Inc. (a)	57,100	2,737,374
Foundry Networks, Inc. (a)	339,700	3,492,116
Foxconn International Holdings Ltd. (a)	130,000	64,668
ITF Optical Technologies, Inc. Series A (e)	34,084	42,605
JDS Uniphase Corp. (a)	341,400	730,596
Juniper Networks, Inc. (a)	1,132,646	28,463,394
Lucent Technologies, Inc. warrants 12/10/07 (a)	505,241	588,606
Motorola, Inc.	1,500,400	23,616,296
MRV Communications, Inc. (a)	485,500	1,757,510
NMS Communications Corp. (a)	67,800	427,140
Nokia Corp. sponsored ADR	1,126,500	17,212,920
Nortel Networks Corp. (a)	295,900	961,674
OZ Optics Ltd. unit (e)	68,000	1,003,000
Powerwave Technologies, Inc. (a)	466,000	3,667,420
QUALCOMM, Inc.	1,081,300	40,267,612
Research In Motion Ltd. (a)	184,500	13,130,043
SiRF Technology Holdings, Inc.	156,600	1,652,130
Tellabs, Inc. (a)	284,800	2,027,776
TOTAL COMMUNICATIONS EQUIPMENT		213,507,482
COMPUTERS & PERIPHERALS - 17.3%
Adaptec, Inc. (a)	294,800	1,768,800
Apple Computer, Inc. (a)	366,100	28,153,090
Brocade Communications Systems, Inc. (a)	4,200	26,040
Compal Electronics, Inc.	1,933,179	1,819,463
Dell, Inc. (a)	1,339,000	55,916,640
Dot Hill Systems Corp. (a)	495,000	3,118,500
EMC Corp. (a)	2,780,772	36,428,113
Emulex Corp. (a)	109,700	1,795,789
Network Appliance, Inc. (a)	139,900	4,454,416
palmOne, Inc. (a)	34,168	884,097
QLogic Corp. (a)	147,800	5,657,784
Quanta Computer, Inc.	2,008,238	3,339,188

	Shares	Value (Note 1)
Seagate Technology	568,900	$ 9,625,788
Sun Microsystems, Inc. (a)	859,700	3,748,292
Western Digital Corp. (a)	341,900	3,682,263
TOTAL COMPUTERS & PERIPHERALS		160,418,263
ELECTRICAL EQUIPMENT - 0.2%
BYD Co. Ltd. (H Shares)	623,000	1,896,992
ELECTRONIC EQUIPMENT & INSTRUMENTS - 6.4%
Aeroflex, Inc. (a)	123,300	1,186,146
Agilent Technologies, Inc. (a)	217,600	4,811,136
Arrow Electronics, Inc. (a)	145,100	3,425,811
AU Optronics Corp. sponsored ADR	325,200	5,030,844
Avnet, Inc. (a)	173,400	3,107,328
Benchmark Electronics, Inc. (a)	81,400	2,602,358
CDW Corp.	88,900	5,200,650
Celestica, Inc. (sub. vtg.) (a)	249,400	3,245,486
Flextronics International Ltd. (a)	145,000	2,051,750
Hon Hai Precision Industries Co. Ltd.	1,280,713	5,625,092
Ingram Micro, Inc. Class A (a)	84,100	1,554,168
KEMET Corp. (a)	336,700	2,845,115
Photon Dynamics, Inc. (a)	256,300	5,533,517
Solectron Corp. (a)	1,489,100	7,400,827
TTM Technologies, Inc. (a)	204,900	1,926,060
Vishay Intertechnology, Inc. (a)	145,000	1,895,150
Xyratex Ltd.	120,000	2,242,800
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		59,684,238
HOTELS, RESTAURANTS & LEISURE - 0.0%
eLong, Inc. ADR	1,500	22,410
HOUSEHOLD DURABLES - 0.3%
LG Electronics, Inc.	33,080	2,275,156
ReignCom Ltd.	24,592	693,559
TOTAL HOUSEHOLD DURABLES		2,968,715
INTERNET & CATALOG RETAIL - 1.2%
eBay, Inc. (a)	133,200	10,855,800
INTERNET SOFTWARE & SERVICES - 2.9%
Akamai Technologies, Inc. (a)	128,100	1,678,110
AsiaInfo Holdings, Inc. (a)	183,700	933,196
Google, Inc. Class A (sub. vtg.)	76,400	14,946,132
Openwave Systems, Inc. (a)	353,466	4,814,207
SonicWALL, Inc. (a)	308,400	1,992,264
VeriSign, Inc. (a)	84,800	2,191,232
TOTAL INTERNET SOFTWARE & SERVICES		26,555,141
IT SERVICES - 0.8%
Affiliated Computer Services, Inc. Class A (a)	66,500	3,603,635
Common Stocks - continued
	Shares	Value (Note 1)
IT SERVICES - CONTINUED
Infosys Technologies Ltd. sponsored ADR (d)	46,200	$ 3,051,048
Kanbay International, Inc.	18,400	495,880
TOTAL IT SERVICES		7,150,563
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 35.7%
Agere Systems, Inc.:
Class A (a)	700,000	1,008,000
Class B (a)	281,700	405,648
Altera Corp. (a)	334,100	6,414,720
AMIS Holdings, Inc. (a)	47,600	512,176
Analog Devices, Inc.	599,700	21,523,233
Applied Materials, Inc. (a)	662,100	10,527,390
Applied Micro Circuits Corp. (a)	961,700	3,183,227
ASML Holding NV (NY Shares) (a)	433,500	7,122,405
Atmel Corp. (a)	860,800	2,634,048
ATMI, Inc. (a)	120,300	2,734,419
Axcelis Technologies, Inc. (a)	94,600	706,662
Broadcom Corp. Class A (a)	149,000	4,742,670
Cambridge Display Technologies, Inc.	61,700	414,007
Cypress Semiconductor Corp. (a)	651,600	7,428,240
Exar Corp. (a)	53,600	770,232
Fairchild Semiconductor International, Inc. (a)	276,900	3,951,363
Freescale Semiconductor, Inc.:
Class A	205,100	3,507,210
Class B (a)	302,980	5,293,061
Integrated Circuit Systems, Inc. (a)	758,100	14,403,900
Integrated Device Technology, Inc. (a)	624,800	7,335,152
Intel Corp.	3,783,100	84,930,595
International Rectifier Corp. (a)	119,700	4,686,255
Intersil Corp. Class A	264,400	3,921,052
KLA-Tencor Corp. (a)	161,600	7,474,000
Linear Technology Corp.	62,800	2,370,072
Marvell Technology Group Ltd. (a)	414,900	13,878,405
Maxim Integrated Products, Inc.	246,400	9,612,064
Mindspeed Technologies, Inc. (a)	1,289,800	2,998,785
MKS Instruments, Inc. (a)	68,100	1,065,765
National Semiconductor Corp.	1,700,500	28,789,465
NVIDIA Corp. (a)	191,100	4,380,012
O2Micro International Ltd. (a)	115,200	1,021,824
ON Semiconductor Corp. (a)	567,700	2,077,782
PMC-Sierra, Inc. (a)	207,100	2,128,988
RF Micro Devices, Inc. (a)	258,000	1,411,260

	Shares	Value (Note 1)
Samsung Electronics Co. Ltd.	12,341	$ 5,951,090
Sigmatel, Inc. (a)	49,800	1,962,618
Silicon Laboratories, Inc. (a)	86,600	2,953,060
Skyworks Solutions, Inc. (a)	183,500	1,392,765
Teradyne, Inc. (a)	459,700	6,449,591
Tessera Technologies, Inc. (a)	56,000	2,178,400
Texas Instruments, Inc.	1,292,400	29,996,604
Trident Microsystems, Inc. (a)	25,000	450,000
Vitesse Semiconductor Corp. (a)	974,600	2,826,340
Volterra Semiconductor Corp.	117,200	2,093,192
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		331,617,747
SOFTWARE - 9.5%
Adobe Systems, Inc.	43,500	2,475,150
JAMDAT Mobile, Inc.	52,000	1,140,360
Macromedia, Inc. (a)	14,700	503,328
Macrovision Corp. (a)	142,800	3,331,524
McAfee, Inc. (a)	200,100	5,172,585
Microsoft Corp.	534,200	14,038,776
Oracle Corp. (a)	1,093,400	15,056,118
Quest Software, Inc. (a)	449,400	6,381,480
Red Hat, Inc. (a)	403,300	4,375,805
Shanda Interactive Entertainment Ltd. ADR	28,500	934,800
Siebel Systems, Inc. (a)	469,700	4,091,087
Symantec Corp. (a)	321,700	7,511,695
THQ, Inc. (a)	104,500	2,325,125
VERITAS Software Corp. (a)	823,300	21,175,276
TOTAL SOFTWARE		88,513,109
WIRELESS TELECOMMUNICATION SERVICES - 0.4%
American Tower Corp. Class A (a)	88,700	1,607,244
Leap Wireless International, Inc. (a)	74,100	2,019,225
TOTAL WIRELESS TELECOMMUNICATION SERVICES		3,626,469
TOTAL COMMON STOCKS (Cost $917,275,529)		912,554,749
Convertible Preferred Stocks - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	17,200	0
Procket Networks, Inc. Series C (a)(e)	276,000	3
SOFTWARE - 0.0%
Monterey Design Systems Series E (e)	34,200	30,780
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,779,308)		30,783
Money Market Funds - 2.7%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.31% (b)	18,056,691	$ 18,056,691
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	6,869,000	6,869,000
TOTAL MONEY MARKET FUNDS (Cost $24,925,691)		24,925,691
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $946,980,528)		937,511,223
NET OTHER ASSETS - (1.0)%		(9,538,483)
NET ASSETS - 100%		$ 927,972,740
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,076,388 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 296,528
ITF Optical Technologies, Inc. Series A	10/11/00	$ 1,711,500
Monterey Design Systems Series E	11/1/00	$ 1,795,500
OZ Optics Ltd. unit	8/18/00	$ 1,003,680
Procket Networks, Inc. Series C	11/15/00 - 12/26/00	$ 2,725,776
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.8%
Canada	2.0%
Finland	1.9%
Bermuda	1.7%
Taiwan	1.7%
Cayman Islands	1.2%
Others (individually less than 1%)	3.7%
100.0%
Income Tax Information
At July 31, 2004, the fund had a capital loss carryforward of approximately $1,724,899,006 of which $1,225,092,223 and $499,806,783 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Technology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2005 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,151,840) (cost $946,980,528) - See accompanying schedule		$ 937,511,223
Cash		1,839,222
Foreign currency held at value (cost $5,532,720)		5,546,883
Receivable for investments sold		34,350,726
Receivable for fund shares sold		1,133,190
Dividends receivable		139,816
Interest receivable		12,748
Prepaid expenses		3,548
Other affiliated receivables		69
Other receivables		262,180
Total assets		980,799,605
Liabilities
Payable for investments purchased	$ 40,564,345
Payable for fund shares redeemed	3,922,344
Accrued management fee	448,031
Distribution fees payable	550,237
Other affiliated payables	438,250
Other payables and accrued expenses	34,658
Collateral on securities loaned, at value	6,869,000
Total liabilities		52,826,865
Net Assets		$ 927,972,740
Net Assets consist of:
Paid in capital		$ 2,632,530,513
Accumulated net investment loss		(1,622,999)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,693,481,139)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(9,453,635)
Net Assets		$ 927,972,740
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($125,009,416 ÷ 8,432,327 shares)		$ 14.83
Maximum offering price per share (100/94.25 of $14.83)		$ 15.73
Class T: Net Asset Value and redemption price per share ($340,940,873 ÷ 23,374,091 shares)		$ 14.59
Maximum offering price per share (100/96.50 of $14.59)		$ 15.12
Class B: Net Asset Value and offering price per share ($333,199,746 ÷ 23,740,731 shares) A		$ 14.03
Class C: Net Asset Value and offering price per share ($116,934,585 ÷ 8,294,340 shares) A		$ 14.10
Institutional Class: Net Asset Value, offering price and redemption price per share ($11,888,120 ÷ 782,382 shares)		$ 15.19
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2005 (Unaudited)
Investment Income
Dividends		$ 1,436,077
Special Dividends		9,090,900
Interest		103,639
Security lending		37,502
Total income		10,668,118

Expenses
Management fee	$ 2,741,045
Transfer agent fees	2,486,860
Distribution fees	3,366,428
Accounting and security lending fees	170,522
Non-interested trustees' compensation	2,835
Custodian fees and expenses	29,998
Registration fees	43,531
Audit	22,794
Legal	1,207
Miscellaneous	4,946
Total expenses before reductions	8,870,166
Expense reductions	(405,330)	8,464,836
Net investment income (loss)		2,203,282
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	19,254,017
Foreign currency transactions	(14,137)
Total net realized gain (loss)		19,239,880
Change in net unrealized appreciation (depreciation) on: Investment securities	38,524,937
Assets and liabilities in foreign currencies	39,303
Total change in net unrealized appreciation (depreciation)		38,564,240
Net gain (loss)		57,804,120
Net increase (decrease) in net assets resulting from operations		$ 60,007,402

See accompanying notes which are an integral part of the financial statements.

Technology

Statement of Changes in Net Assets

	Six months ended January 31, 2005 (Unaudited)	Year ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,203,282	$ (17,700,644)
Net realized gain (loss)	19,239,880	172,486,507
Change in net unrealized appreciation (depreciation)	38,564,240	(101,951,521)
Net increase (decrease) in net assets resulting from operations	60,007,402	52,834,342
Distributions to shareholders from net investment income	(3,825,438)	-
Share transactions - net increase (decrease)	(107,856,109)	(107,215,077)
Redemption fees	21,574	148,216
Total increase (decrease) in net assets	(51,652,571)	(54,232,519)

Net Assets
Beginning of period	979,625,311	1,033,857,830
End of period (including accumulated net investment loss of $1,622,999 and accumulated net investment loss of $843, respectively)	$ 927,972,740	$ 979,625,311

Financial Highlights - Class A

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.98	$ 13.36	$ 10.03	$ 17.76	$ 36.23	$ 24.95
Income from Investment Operations
Net investment income (loss) E	.06 F	(.17)	(.11)	(.15)	(.17)	(.19)
Net realized and unrealized gain (loss)	.87	.79	3.44	(7.58)	(16.67)	13.04
Total from investment operations	.93	.62	3.33	(7.73)	(16.84)	12.85
Distributions from net investment income	(.08)	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	(1.63)	(1.58)
Total distributions	(.08)	-	-	-	(1.63)	(1.58)
Redemption fees added to paid in capital E	- H	- H	- H	- H	- H	.01
Net asset value, end of period	$ 14.83	$ 13.98	$ 13.36	$ 10.03	$ 17.76	$ 36.23
Total Return B, C, D	6.63%	4.64%	33.20%	(43.52)%	(48.83)%	53.76%
Ratios to Average Net Assets G
Expenses before expense reductions	1.43% A	1.44%	1.70%	1.53%	1.23%	1.16%
Expenses net of voluntary waivers, if any	1.43% A	1.44%	1.59%	1.51%	1.23%	1.16%
Expenses net of all reductions	1.34% A	1.35%	1.38%	1.43%	1.21%	1.15%
Net investment income (loss)	.89% A, F	(1.10)%	(1.03)%	(1.07)%	(.68)%	(.55)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 125,009	$ 123,389	$ 123,604	$ 101,649	$ 211,429	$ 388,756
Portfolio turnover rate	133% A	105%	140%	164%	181%	125%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (1.01)%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.76	$ 13.17	$ 9.91	$ 17.59	$ 35.95	$ 24.76
Income from Investment Operations
Net investment income (loss) E	.05 F	(.19)	(.14)	(.18)	(.22)	(.27)
Net realized and unrealized gain (loss)	.85	.78	3.40	(7.50)	(16.55)	12.96
Total from investment operations	.90	.59	3.26	(7.68)	(16.77)	12.69
Distributions from net investment income	(.07)	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	(1.59)	(1.51)
Total distributions	(.07)	-	-	-	(1.59)	(1.51)
Redemption fees added to paid in capital E	- H	- H	- H	- H	- H	.01
Net asset value, end of period	$ 14.59	$ 13.76	$ 13.17	$ 9.91	$ 17.59	$ 35.95
Total Return B, C, D	6.52%	4.48%	32.90%	(43.66)%	(48.96)%	53.41%
Ratios to Average Net Assets G
Expenses before expense reductions	1.61% A	1.62%	1.85%	1.70%	1.43%	1.38%
Expenses net of voluntary waivers, if any	1.61% A	1.62%	1.83%	1.70%	1.43%	1.38%
Expenses net of all reductions	1.53% A	1.53%	1.63%	1.62%	1.41%	1.37%
Net investment income (loss)	.71% A, F	(1.28)%	(1.28)%	(1.26)%	(.88)%	(.77)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 340,941	$ 363,399	$ 367,257	$ 302,657	$ 645,015	$ 1,286,376
Portfolio turnover rate	133% A	105%	140%	164%	181%	125%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (1.20)%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.25	$ 12.76	$ 9.64	$ 17.21	$ 35.33	$ 24.44
Income from Investment Operations
Net investment income (loss) E	.01 F	(.27)	(.17)	(.25)	(.35)	(.45)
Net realized and unrealized gain (loss)	.81	.76	3.29	(7.32)	(16.27)	12.78
Total from investment operations	.82	.49	3.12	(7.57)	(16.62)	12.33
Distributions from net investment income	(.04)	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	(1.50)	(1.45)
Total distributions	(.04)	-	-	-	(1.50)	(1.45)
Redemption fees added to paid in capital E	- H	- H	- H	- H	- H	.01
Net asset value, end of period	$ 14.03	$ 13.25	$ 12.76	$ 9.64	$ 17.21	$ 35.33
Total Return B, C, D	6.18%	3.84%	32.37%	(43.99)%	(49.28)%	52.57%
Ratios to Average Net Assets G
Expenses before expense reductions	2.20% A	2.21%	2.38%	2.28%	1.98%	1.91%
Expenses net of voluntary waivers, if any	2.20% A	2.21%	2.25%	2.25%	1.98%	1.91%
Expenses net of all reductions	2.12% A	2.12%	2.05%	2.18%	1.96%	1.91%
Net investment income (loss)	.12% A, F	(1.87)%	(1.69)%	(1.81)%	(1.43)%	(1.30)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 333,200	$ 355,927	$ 391,832	$ 337,976	$ 729,518	$ 1,372,523
Portfolio turnover rate	133% A	105%	140%	164%	181%	125%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (1.79)%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Technology

Financial Highlights - Class C

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.31	$ 12.80	$ 9.67	$ 17.25	$ 35.39	$ 24.49
Income from Investment Operations
Net investment income (loss) E	.01 F	(.26)	(.17)	(.24)	(.33)	(.44)
Net realized and unrealized gain (loss)	.82	.77	3.30	(7.34)	(16.30)	12.80
Total from investment operations	.83	.51	3.13	(7.58)	(16.63)	12.36
Distributions from net investment income	(.04)	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	(1.51)	(1.47)
Total distributions	(.04)	-	-	-	(1.51)	(1.47)
Redemption fees added to paid in capital E	- H	- H	- H	- H	- H	.01
Net asset value, end of period	$ 14.10	$ 13.31	$ 12.80	$ 9.67	$ 17.25	$ 35.39
Total Return B, C, D	6.23%	3.98%	32.37%	(43.94)%	(49.24)%	52.60%
Ratios to Average Net Assets G
Expenses before expense reductions	2.12% A	2.13%	2.28%	2.18%	1.94%	1.89%
Expenses net of voluntary waivers, if any	2.12% A	2.13%	2.25%	2.18%	1.94%	1.89%
Expenses net of all reductions	2.04% A	2.04%	2.05%	2.11%	1.91%	1.89%
Net investment income (loss)	.19% A, F	(1.79)%	(1.69)%	(1.74)%	(1.38)%	(1.28)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 116,935	$ 125,926	$ 139,654	$ 123,034	$ 269,563	$ 472,462
Portfolio turnover rate	133% A	105%	140%	164%	181%	125%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (1.71)%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 14.32	$ 13.61	$ 10.15	$ 17.90	$ 36.43	$ 25.05
Income from Investment Operations
Net investment income (loss) D	.10 E	(.09)	(.05)	(.08)	(.08)	(.09)
Net realized and unrealized gain (loss)	.88	.80	3.51	(7.67)	(16.78)	13.08
Total from investment operations	.98	.71	3.46	(7.75)	(16.86)	12.99
Distributions from net investment income	(.11)	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	(1.67)	(1.62)
Total distributions	(.11)	-	-	-	(1.67)	(1.62)
Redemption fees added to paid in capital D	- G	- G	- G	- G	- G	.01
Net asset value, end of period	$ 15.19	$ 14.32	$ 13.61	$ 10.15	$ 17.90	$ 36.43
Total Return B, C,	6.82%	5.22%	34.09%	(43.30)%	(48.67)%	54.16%
Ratios to Average Net Assets F
Expenses before expense reductions	.92% A	.93%	.99%	1.00%	.86%	.87%
Expenses net of voluntary waivers, if any	.92% A	.93%	.99%	1.00%	.86%	.87%
Expenses net of all reductions	.83% A	.84%	.79%	.92%	.84%	.87%
Net investment income (loss)	1.40% A, E	(.59)%	(.43)%	(.56)%	(.31)%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,888	$ 10,984	$ 11,511	$ 10,495	$ 24,084	$ 63,957
Portfolio turnover rate	133% A	105%	140%	164%	181%	125%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (.50)%. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Technology Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Technology

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 77,553,077
Unrealized depreciation	(98,426,626)
Net unrealized appreciation (depreciation)	$ (20,873,549)
Cost for federal income tax purposes	$ 958,384,772

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $626,251,449 and $733,067,867, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 155,225	$ -
Class T	.25%	.25%	888,166	-
Class B	.75%	.25%	1,713,521	1,285,141
Class C	.75%	.25%	609,516	33,997
			$ 3,366,428	$ 1,319,138

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,041
Class T	18,856
Class B*	461,044
Class C*	7,687
$ 503,628

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 338,441	.55*
Class T	854,300	.48*
Class B	978,278	.57*
Class C	300,428	.49*
Institutional Class	15,413	.28*
	$ 2,486,860

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $80,911 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $93,855 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collat-eral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Technology

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $405,330 for the period.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 12% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2005	Year ended July 31, 2004
From net investment income
Class A	$ 693,959	$ -
Class T	1,715,020	-
Class B	986,705	-
Class C	351,015	-
Institutional Class	78,739	-
Total	$ 3,825,438	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2005	Year ended July 31, 2004	Six months ended January 31, 2005	Year ended July 31, 2004
Class A
Shares sold	967,015	1,949,432	$ 13,975,955	$ 30,174,313
Reinvestment of distributions	41,795	-	642,395	-
Shares redeemed	(1,402,691)	(2,376,787)	(20,435,784)	(36,367,643)
Net increase (decrease)	(393,881)	(427,355)	$ (5,817,434)	$ (6,193,330)
Class T
Shares sold	2,075,481	6,284,281	$ 29,051,839	$ 95,617,905
Reinvestment of distributions	108,716	-	1,643,781	-
Shares redeemed	(5,221,654)	(7,757,438)	(74,688,460)	(117,704,082)
Net increase (decrease)	(3,037,457)	(1,473,157)	$ (43,992,840)	$ (22,086,177)
Class B
Shares sold	396,818	1,611,188	$ 5,393,507	$ 23,596,499
Reinvestment of distributions	61,748	-	899,046	-
Shares redeemed	(3,574,546)	(5,460,468)	(48,569,527)	(80,101,949)
Net increase (decrease)	(3,115,980)	(3,849,280)	$ (42,276,974)	$ (56,505,450)
Class C
Shares sold	353,198	1,207,664	$ 4,833,982	$ 17,854,754
Reinvestment of distributions	20,786	-	304,101	-
Shares redeemed	(1,542,594)	(2,652,498)	(21,244,104)	(39,082,309)
Net increase (decrease)	(1,168,610)	(1,444,834)	$ (16,106,021)	$ (21,227,555)
Institutional Class
Shares sold	139,801	171,199	$ 2,161,153	$ 2,734,772
Reinvestment of distributions	3,961	-	62,341	-
Shares redeemed	(128,592)	(249,741)	(1,886,334)	(3,937,337)
Net increase (decrease)	15,170	(78,542)	$ 337,160	$ (1,202,565)

Semiannual Report

Advisor Telecommunications & Utilities Growth Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period * August 1, 2004 to January 31, 2005
Class A
Actual	$ 1,000.00	$ 1,137.80	$ 7.60
HypotheticalA	$ 1,000.00	$ 1,018.10	$ 7.17
Class T
Actual	$ 1,000.00	$ 1,135.70	$ 9.15
HypotheticalA	$ 1,000.00	$ 1,016.64	$ 8.64
Class B
Actual	$ 1,000.00	$ 1,133.70	$ 11.62
HypotheticalA	$ 1,000.00	$ 1,014.32	$ 10.97
Class C
Actual	$ 1,000.00	$ 1,133.60	$ 11.19
HypotheticalA	$ 1,000.00	$ 1,014.72	$ 10.56
Institutional Class
Actual	$ 1,000.00	$ 1,139.30	$ 5.50
HypotheticalA	$ 1,000.00	$ 1,020.06	$ 5.19

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.41%
Class T	1.70%
Class B	2.16%
Class C	2.08%
Institutional Class	1.02%

Telecommunications & Utilities Growth

Advisor Telecommunications & Utilities Growth Fund

Investment Summary

Top Ten Stocks as of January 31, 2005
% of fund's net assets
Verizon Communications, Inc.	9.8
SBC Communications, Inc.	9.4
BellSouth Corp.	8.9
TXU Corp.	8.0
Nextel Communications, Inc. Class A	7.8
Exelon Corp.	5.0
EchoStar Communications Corp. Class A	4.5
PG&E Corp.	4.5
Dominion Resources, Inc.	4.3
Citizens Communications Co.	4.3
66.5
Top Industries as of January 31, 2005
% of fund's net assets
Diversified Telecommunication Services	40.0%
Electric Utilities	25.8%
Wireless Telecommunication Services	18.6%
Multi-Utilities & Unregulated Power	7.2%
Media	6.0%
All Others *	2.4%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Telecommunications & Utilities Growth Fund

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (Note 1)
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Adesa, Inc.	5,900	$ 121,953
COMMUNICATIONS EQUIPMENT - 0.1%
Powerwave Technologies, Inc. (a)	25,100	197,537
CONSTRUCTION & ENGINEERING - 0.5%
Dycom Industries, Inc. (a)	41,200	1,119,404
DIVERSIFIED TELECOMMUNICATION SERVICES - 40.0%
Alaska Communication Systems Group, Inc.	22,800	199,500
ALLTEL Corp.	20,700	1,139,328
AT&T Corp.	134,500	2,581,055
BellSouth Corp.	689,300	18,087,232
Citizens Communications Co.	645,300	8,705,097
Golden Telecom, Inc.	7,300	205,276
Iowa Telecommunication Services, Inc.	15,800	319,950
Qwest Communications International, Inc. (a)	1,149,000	4,825,800
SBC Communications, Inc.	801,600	19,046,016
Sprint Corp.	240,300	5,726,349
TELUS Corp. (non-vtg.)	23,200	648,677
Verizon Communications, Inc.	558,000	19,859,220
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		81,343,500
ELECTRIC UTILITIES - 25.8%
Allegheny Energy, Inc. (a)	28,300	547,322
Allete, Inc.	1,966	81,333
Entergy Corp.	75,800	5,269,616
Exelon Corp.	231,000	10,221,750
FirstEnergy Corp.	108,700	4,321,912
PG&E Corp. (a)	259,200	9,072,000
PPL Corp.	75,300	4,066,200
Sierra Pacific Resources (a)(d)	139,400	1,371,696
TXU Corp.	233,900	16,185,880
Westar Energy, Inc.	10,200	237,660
Wisconsin Energy Corp.	30,600	1,045,908
TOTAL ELECTRIC UTILITIES		52,421,277
GAS UTILITIES - 0.5%
KeySpan Corp.	2,800	110,516
Piedmont Natural Gas Co., Inc.	6,869	159,567
Southern Union Co.	21,500	501,380
UGI Corp.	6,200	258,354
TOTAL GAS UTILITIES		1,029,817
INTERNET SOFTWARE & SERVICES - 0.1%
Raindance Communications, Inc. (a)	76,000	168,720
MEDIA - 6.0%
EchoStar Communications Corp. Class A	299,300	9,131,643

	Shares	Value (Note 1)
NTL, Inc. (a)	3,300	$ 224,499
The DIRECTV Group, Inc. (a)	133,524	2,009,536
XM Satellite Radio Holdings, Inc. Class A (a)	25,200	804,132
TOTAL MEDIA		12,169,810
MULTI-UTILITIES & UNREGULATED POWER - 7.2%
AES Corp. (a)	207,100	2,909,755
Constellation Energy Group, Inc.	27,400	1,370,000
Dominion Resources, Inc.	125,800	8,728,004
Equitable Resources, Inc.	8,600	490,544
ONEOK, Inc.	39,200	1,085,840
TOTAL MULTI-UTILITIES & UNREGULATED POWER		14,584,143
WATER UTILITIES - 0.1%
Aqua America, Inc.	7,428	178,495
WIRELESS TELECOMMUNICATION SERVICES - 18.6%
Alamosa Holdings, Inc. (a)	37,000	473,600
American Tower Corp. Class A (a)	326,800	5,921,616
Crown Castle International Corp. (a)	154,800	2,538,720
InPhonic, Inc.	300	7,545
Millicom International Cellular SA (a)	3,400	72,726
Nextel Communications, Inc. Class A (a)	550,100	15,782,369
Nextel Partners, Inc. Class A (a)	198,900	3,956,121
NII Holdings, Inc. (a)	76,200	4,099,560
Price Communications Corp. (a)	19,500	338,715
SpectraSite, Inc. (a)	38,400	2,250,240
Western Wireless Corp. Class A (a)	63,740	2,408,097
TOTAL WIRELESS TELECOMMUNICATION SERVICES		37,849,309
TOTAL COMMON STOCKS (Cost $168,903,289)		201,183,965
Money Market Funds - 1.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.31% (b)	1,453,991	$ 1,453,991
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	1,040,000	1,040,000
TOTAL MONEY MARKET FUNDS (Cost $2,493,991)		2,493,991
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $171,397,280)		203,677,956
NET OTHER ASSETS - (0.1)%		(283,251)
NET ASSETS - 100%		$ 203,394,705
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Income Tax Information
At July 31, 2004, the fund had a capital loss carryforward of approximately $352,944,244 of which $57,788,416, $140,743,296 and $154,412,532 will expire on July 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Telecommunications & Utilities Growth Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,023,360) (cost $171,397,280) - See accompanying schedule		$ 203,677,956
Receivable for investments sold		3,847,362
Receivable for fund shares sold		133,373
Dividends receivable		675,692
Interest receivable		1,854
Prepaid expenses		696
Other affiliated receivables		4
Other receivables		12,163
Total assets		208,349,100

Liabilities
Payable to custodian bank	$ 9,750
Payable for investments purchased	2,844,272
Payable for fund shares redeemed	721,734
Accrued management fee	98,315
Distribution fees payable	131,155
Other affiliated payables	84,431
Other payables and accrued expenses	24,738
Collateral on securities loaned, at value	1,040,000
Total liabilities		4,954,395
Net Assets		$ 203,394,705
Net Assets consist of:
Paid in capital		$ 516,860,023
Undistributed net investment income		371,277
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(346,117,271)
Net unrealized appreciation (depreciation) on investments		32,280,676
Net Assets		$ 203,394,705
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($24,713,584 ÷ 1,825,006 shares)		$ 13.54
Maximum offering price per share (100/94.25 of $13.54)		$ 14.37
Class T: Net Asset Value and redemption price per share ($54,799,970 ÷ 4,058,498 shares)		$ 13.50
Maximum offering price per share (100/96.50 of $13.50)		$ 13.99
Class B: Net Asset Value and offering price per share ($85,602,760 ÷ 6,441,708 shares) A		$ 13.29
Class C: Net Asset Value and offering price per share ($36,084,844 ÷ 2,713,237 shares) A		$ 13.30
Institutional Class: Net Asset Value, offering price and redemption price per share ($2,193,547 ÷ 160,760 shares)		$ 13.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2005 (Unaudited)

Investment Income
Dividends		$ 2,744,853
Special Dividends		1,290,600
Interest		14,847
Security lending		3,902
Total income		4,054,202

Expenses
Management fee	$ 589,509
Transfer agent fees	496,996
Distribution fees	787,019
Accounting and security lending fees	42,580
Non-interested trustees' compensation	596
Custodian fees and expenses	2,749
Registration fees	32,916
Audit	20,597
Legal	605
Miscellaneous	1,008
Total expenses before reductions	1,974,575
Expense reductions	(23,008)	1,951,567
Net investment income (loss)		2,102,635
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	10,969,353
Foreign currency transactions	(1,926)
Total net realized gain (loss)		10,967,427
Change in net unrealized appreciation (depreciation) on investment securities		12,756,648
Net gain (loss)		23,724,075
Net increase (decrease) in net assets resulting from operations		$ 25,826,710

See accompanying notes which are an integral part of the financial statements.

Telecommunications & Utilities Growth

Statement of Changes in Net Assets

	Six months ended January 31, 2005 (Unaudited)	Year ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,102,635	$ 757,542
Net realized gain (loss)	10,967,427	26,016,597
Change in net unrealized appreciation (depreciation)	12,756,648	5,705,831
Net increase (decrease) in net assets resulting from operations	25,826,710	32,479,970
Distributions to shareholders from net investment income	(2,204,581)	(1,058,918)
Share transactions - net increase (decrease)	(17,506,626)	(39,718,704)
Redemption fees	3,227	13,588
Total increase (decrease) in net assets	6,118,730	(8,284,064)

Net Assets
Beginning of period	197,275,975	205,560,039
End of period (including undistributed net investment income of $371,277 and undistributed net investment income of $473,223, respectively)	$ 203,394,705	$ 197,275,975

Financial Highlights - Class A

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.09	$ 10.37	$ 8.74	$ 15.18	$ 21.08	$ 20.31
Income from Investment Operations
Net investment income (loss) E	.17 G	.10	.13	.10	.05	.53 F
Net realized and unrealized gain (loss)	1.49	1.72	1.69	(6.54)	(5.41)	1.29
Total from investment operations	1.66	1.82	1.82	(6.44)	(5.36)	1.82
Distributions from net investment income	(.21)	(.10)	(.19)	-	(.28)	(.05)
Distributions from net realized gain	-	-	-	-	(.26)	(1.01)
Total distributions	(.21)	(.10)	(.19)	-	(.54)	(1.06)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 13.54	$ 12.09	$ 10.37	$ 8.74	$ 15.18	$ 21.08
Total Return B, C, D	13.78%	17.67%	21.22%	(42.42)%	(26.09)%	9.59%
Ratios to Average Net Assets H
Expenses before expense reductions	1.41% A	1.51%	1.67%	1.45%	1.25%	1.20%
Expenses net of voluntary waivers, if any	1.41% A	1.50%	1.58%	1.45%	1.25%	1.20%
Expenses net of all reductions	1.39% A	1.45%	1.47%	1.36%	1.20%	1.17%
Net investment income (loss)	2.56% A, G	.87%	1.46%	.79%	.32%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,714	$ 21,987	$ 21,761	$ 22,377	$ 54,265	$ 61,610
Portfolio turnover rate	27% A	38%	81%	116%	220%	172%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.52 per share. G Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.30%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.04	$ 10.33	$ 8.68	$ 15.11	$ 21.01	$ 20.23
Income from Investment Operations
Net investment income (loss) E	.15 G	.07	.11	.07	.01	.47 F
Net realized and unrealized gain (loss)	1.48	1.72	1.68	(6.50)	(5.40)	1.31
Total from investment operations	1.63	1.79	1.79	(6.43)	(5.39)	1.78
Distributions from net investment income	(.17)	(.08)	(.14)	-	(.25)	(.01)
Distributions from net realized gain	-	-	-	-	(.26)	(1.00)
Total distributions	(.17)	(.08)	(.14)	-	(.51)	(1.01)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 13.50	$ 12.04	$ 10.33	$ 8.68	$ 15.11	$ 21.01
Total Return B, C, D	13.57%	17.42%	20.91%	(42.55)%	(26.29)%	9.41%
Ratios to Average Net Assets H
Expenses before expense reductions	1.70% A	1.79%	1.94%	1.71%	1.49%	1.44%
Expenses net of voluntary waivers, if any	1.70% A	1.75%	1.83%	1.71%	1.49%	1.44%
Expenses net of all reductions	1.68% A	1.70%	1.72%	1.62%	1.44%	1.41%
Net investment income (loss)	2.27% A, G	.62%	1.21%	.53%	.08%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,800	$ 53,255	$ 55,510	$ 59,306	$ 149,618	$ 225,415
Portfolio turnover rate	27% A	38%	81%	116%	220%	172%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.52 per share. G Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.01%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 10.15	$ 8.49	$ 14.85	$ 20.72	$ 20.02
Income from Investment Operations
Net investment income (loss) E	.12 G	.01	.07	.01	(.07)	.35 F
Net realized and unrealized gain (loss)	1.46	1.69	1.65	(6.37)	(5.33)	1.29
Total from investment operations	1.58	1.70	1.72	(6.36)	(5.40)	1.64
Distributions from net investment income	(.11)	(.03)	(.06)	-	(.21)	-
Distributions from net realized gain	-	-	-	-	(.26)	(.95)
Total distributions	(.11)	(.03)	(.06)	-	(.47)	(.95)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 13.29	$ 11.82	$ 10.15	$ 8.49	$ 14.85	$ 20.72
Total Return B, C, D	13.37%	16.79%	20.37%	(42.83)%	(26.66)%	8.77%
Ratios to Average Net Assets H
Expenses before expense reductions	2.16% A	2.25%	2.32%	2.20%	2.01%	1.96%
Expenses net of voluntary waivers, if any	2.16% A	2.25%	2.25%	2.20%	2.01%	1.96%
Expenses net of all reductions	2.14% A	2.20%	2.13%	2.11%	1.96%	1.93%
Net investment income (loss)	1.81% A, G	.12%	.79%	.04%	(.44)%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 85,603	$ 84,742	$ 87,868	$ 91,517	$ 213,767	$ 242,888
Portfolio turnover rate	27% A	38%	81%	116%	220%	172%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.52 per share. G Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .55%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Telecommunications & Utilities Growth

Financial Highlights - Class C

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.84	$ 10.16	$ 8.50	$ 14.85	$ 20.71	$ 20.01
Income from Investment Operations
Net investment income (loss) E	.12 G	.02	.07	.02	(.06)	.36 F
Net realized and unrealized gain (loss)	1.46	1.70	1.65	(6.37)	(5.33)	1.29
Total from investment operations	1.58	1.72	1.72	(6.35)	(5.39)	1.65
Distributions from net investment income	(.12)	(.04)	(.06)	-	(.21)	-
Distributions from net realized gain	-	-	-	-	(.26)	(.96)
Total distributions	(.12)	(.04)	(.06)	-	(.47)	(.96)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 13.30	$ 11.84	$ 10.16	$ 8.50	$ 14.85	$ 20.71
Total Return B, C, D	13.36%	16.98%	20.35%	(42.76)%	(26.62)%	8.84%
Ratios to Average Net Assets H
Expenses before expense reductions	2.08% A	2.17%	2.23%	2.11%	1.96%	1.93%
Expenses net of voluntary waivers, if any	2.08% A	2.17%	2.23%	2.11%	1.96%	1.93%
Expenses net of all reductions	2.05% A	2.12%	2.12%	2.02%	1.91%	1.90%
Net investment income (loss)	1.89% A, G	.21%	.80%	.13%	(.39)%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,085	$ 35,038	$ 37,530	$ 41,496	$ 104,628	$ 107,332
Portfolio turnover rate	27% A	38%	81%	116%	220%	172%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.52 per share. G Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .63%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.20	$ 10.47	$ 8.86	$ 15.31	$ 21.19	$ 20.38
Income from Investment Operations
Net investment income (loss) D	.20 F	.15	.18	.16	.12	.60 E
Net realized and unrealized gain (loss)	1.49	1.73	1.71	(6.61)	(5.44)	1.29
Total from investment operations	1.69	1.88	1.89	(6.45)	(5.32)	1.89
Distributions from net investment income	(.25)	(.15)	(.28)	-	(.30)	(.08)
Distributions from net realized gain	-	-	-	-	(.26)	(1.01)
Total distributions	(.25)	(.15)	(.28)	-	(.56)	(1.09)
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	.01
Net asset value, end of period	$ 13.64	$ 12.20	$ 10.47	$ 8.86	$ 15.31	$ 21.19
Total Return B, C	13.93%	18.14%	21.94%	(42.13)%	(25.78)%	9.93%
Ratios to Average Net Assets G
Expenses before expense reductions	1.02% A	1.09%	1.06%	.96%	.85%	.88%
Expenses net of voluntary waivers, if any	1.02% A	1.09%	1.06%	.96%	.85%	.88%
Expenses net of all reductions	.99% A	1.04%	.94%	.87%	.80%	.85%
Net investment income (loss)	2.96% A, F	1.29%	1.98%	1.28%	.72%	2.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,194	$ 2,254	$ 2,891	$ 2,939	$ 8,945	$ 19,064
Portfolio turnover rate	27% A	38%	81%	116%	220%	172%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.52 per share. F Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.70%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Telecommunications & Utilities Growth Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Telecommunications & Utilities Growth

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 41,802,796
Unrealized depreciation	(13,566,144)
Net unrealized appreciation (depreciation)	$ 28,236,652
Cost for federal income tax purposes	$ 175,441,304

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $27,081,324 and $45,883,428, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 29,740	$ -
Class T	.25%	.25%	139,084	-
Class B	.75%	.25%	435,622	326,716
Class C	.75%	.25%	182,573	7,572
			$ 787,019	$ 334,288

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,352
Class T	4,662
Class B *	140,777
Class C *	780
$ 152,571

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 58,349	.49 *
Class T	147,521	.53 *
Class B	213,359	.49 *
Class C	73,810	.40 *
Institutional Class	3,957	.34 *
	$ 496,996

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $14,365 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $718 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Telecommunications & Utilities Growth

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $23,008 for the period.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 10% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2005	Year ended July 31, 2004
From net investment income
Class A	$ 379,843	$ 201,967
Class T	719,039	417,451
Class B	727,725	256,606
Class C	334,204	143,592
Institutional Class	43,770	39,302
Total	$ 2,204,581	$ 1,058,918

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2005	Year ended July 31, 2004	Six months ended January 31, 2005	Year ended July 31, 2004
Class A
Shares sold	243,831	298,298	$ 3,222,134	$ 3,438,753
Reinvestment of distributions	25,986	17,065	343,477	183,774
Shares redeemed	(263,007)	(595,057)	(3,445,543)	(6,759,275)
Net increase (decrease)	6,810	(279,694)	$ 120,068	$ (3,136,748)
Class T
Shares sold	269,552	494,942	$ 3,553,846	$ 5,575,654
Reinvestment of distributions	51,233	36,573	676,854	392,232
Shares redeemed	(686,025)	(1,480,100)	(9,037,511)	(16,736,309)
Net increase (decrease)	(365,240)	(948,585)	$ (4,806,811)	$ (10,768,423)
Class B
Shares sold	124,336	312,692	$ 1,612,122	$ 3,435,209
Reinvestment of distributions	47,675	21,061	631,927	219,667
Shares redeemed	(898,677)	(1,821,311)	(11,555,861)	(20,266,895)
Net increase (decrease)	(726,666)	(1,487,558)	$ (9,311,812)	$ (16,612,019)
Class C
Shares sold	168,697	267,567	$ 2,148,993	$ 2,967,003
Reinvestment of distributions	19,593	10,338	258,067	108,777
Shares redeemed	(435,401)	(1,009,938)	(5,593,656)	(11,224,441)
Net increase (decrease)	(247,111)	(732,033)	$ (3,186,596)	$ (8,148,661)
Institutional Class
Shares sold	13,090	23,573	$ 172,863	$ 273,182
Reinvestment of distributions	2,019	2,128	26,680	22,996
Shares redeemed	(39,136)	(117,098)	(521,018)	(1,349,031)
Net increase (decrease)	(24,027)	(91,397)	$ (321,475)	$ (1,052,853)

Telecommunications & Utilities Growth

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodians

JPMorgan Chase Bank

New York, NY

Brown Brothers Harriman & Co. (dagger)

Boston, MA

State Street Bank and Trust (dagger)(dagger)

Quincy, MA

* Custodian for Fidelity Advisor Natural Resources Fund only.

(dagger)(dagger) Custodian for Fidelity Advisor Biotechnology Fund, Fidelity Advisor Developing Communications Fund, and Fidelity Advisor Electronics Fund only.

(2_fidelity_logo_graphics)(registered trademark)

Fidelity Investments Institutional Services Co., Inc.

P.O. Box 505422

Cincinnati, OH 45250-5422

(recycle_graphic)Printed on Recycled Paper

AFOCI-USAN-0305
1.789280.101

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Real Estate
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

January 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period* August 1, 2004 to January 31, 2005
Class A
Actual	$ 1,000.00	$ 1,157.00	$ 7.39**
Hypothetical A	$ 1,000.00	$ 1,018.35	$ 6.92**
Class T
Actual	$ 1,000.00	$ 1,155.60	$ 9.24**
Hypothetical A	$ 1,000.00	$ 1,016.64	$ 8.64**
Class B
Actual	$ 1,000.00	$ 1,151.80	$ 11.93**
Hypothetical A	$ 1,000.00	$ 1,014.12	$ 11.17**
Class C
Actual	$ 1,000.00	$ 1,152.60	$ 11.67**
Hypothetical A	$ 1,000.00	$ 1,014.37	$ 10.92**
Institutional Class
Actual	$ 1,000.00	$ 1,159.00	$ 5.22**
Hypothetical A	$ 1,000.00	$ 1,020.37	$ 4.89**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.36%**
Class T	1.70%**
Class B	2.20%**
Class C	2.15%**
Institutional Class	.96%**

Semiannual Report

Shareholder Expense Example - continued

** If fees effective January 1, 2005 and changes to voluntary expense limitations effective February 1, 2005 had been in effect during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.25%
Actual		$ 6.80
HypotheticalA		$ 6.36
Class T	1.50%
Actual		$ 8.15
HypotheticalA		$ 7.63
Class B	2.00%
Actual		$ 10.85
HypotheticalA		$ 10.16
Class C	2.00%
Actual		$ 10.86
HypotheticalA		$ 10.16

A 5% return per year before expenses

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	6.7	5.2
Equity Residential (SBI)	5.8	3.0
Vornado Realty Trust	5.5	7.3
ProLogis	5.4	6.2
Equity Office Properties Trust	5.2	4.8
General Growth Properties, Inc.	4.9	4.0
Starwood Hotels & Resorts Worldwide, Inc. unit	4.6	7.3
Reckson Associates Realty Corp.	4.2	4.7
Kimco Realty Corp.	4.2	1.2
Boston Properties, Inc.	4.2	3.5
	50.7
Top Five REIT Sectors as of January 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Office Buildings	23.0	14.0
REITs - Industrial Buildings	16.8	24.4
REITs - Shopping Centers	15.6	14.8
REITs - Apartments	13.5	8.3
REITs - Malls	12.8	18.6
Asset Allocation (% of fund's net assets)
As of January 31, 2005*		As of July 31, 2004**
	Stocks 95.8%		Stocks 96.2%
	Short-Term Investments and Net Other Assets 4.2%		Short-Term Investments and Net Other Assets 3.8%
* Foreign investments	0.0%	** Foreign investments	1.6%

Semiannual Report

Investments January 31, 2005

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value (Note 1)
HOTELS, RESTAURANTS & LEISURE - 4.8%
Casinos & Gaming - 0.2%
Empire Resorts, Inc. (a)(d)	26,900	$ 278,953
Hotels, Resorts & Cruise Lines - 4.6%
Starwood Hotels & Resorts Worldwide, Inc. unit	95,810	5,546,441
TOTAL HOTELS, RESTAURANTS & LEISURE		5,825,394
REAL ESTATE - 91.0%
REITs - Apartments - 13.5%
American Campus Communities, Inc.	26,000	526,500
Apartment Investment & Management Co. Class A	29,500	1,059,050
AvalonBay Communities, Inc.	44,100	2,951,172
Equity Residential (SBI)	226,500	7,143,810
GMH Communities Trust	45,000	586,800
Post Properties, Inc.	11,000	348,480
United Dominion Realty Trust, Inc. (SBI)	178,000	3,955,160
TOTAL REITS - APARTMENTS		16,570,972
REITs - Health Care Facilities - 0.3%
Ventas, Inc.	16,140	413,184
REITs - Hotels - 5.2%
Eagle Hospitality Properties Trust, Inc.	30,700	300,553
Innkeepers USA Trust (SBI)	199,300	2,690,550
MeriStar Hospitality Corp. (a)	351,480	2,713,426
Sunstone Hotel Investors, Inc.	29,800	622,820
TOTAL REITS - HOTELS		6,327,349
REITs - Industrial Buildings - 16.8%
Catellus Development Corp.	79,205	2,124,278
CenterPoint Properties Trust (SBI)	40,700	1,727,715
Duke Realty Corp.	117,410	3,651,451
Extra Space Storage, Inc.	88,100	1,142,657
Liberty Property Trust (SBI)	23,200	905,960
Plum Creek Timber Co., Inc.	17,000	607,240
ProLogis	172,690	6,586,397
Public Storage, Inc.	71,300	3,743,963
TOTAL REITS - INDUSTRIAL BUILDINGS		20,489,661
Common Stocks - continued
	Shares	Value (Note 1)
REAL ESTATE - CONTINUED
REITs - Malls - 12.8%
CBL & Associates Properties, Inc.	20,630	$ 1,418,931
General Growth Properties, Inc.	188,499	5,988,613
Simon Property Group, Inc.	138,300	8,201,190
TOTAL REITS - MALLS		15,608,734
REITs - Management/Investment - 2.5%
Education Realty Trust, Inc.	11,700	196,443
Equity Lifestyle Properties, Inc.	48,300	1,655,724
Newcastle Investment Corp.	40,230	1,216,555
TOTAL REITS - MANAGEMENT/INVESTMENT		3,068,722
REITs - Mortgage - 0.4%
HomeBanc Mortgage Corp., Georgia	55,600	521,528
REITs - Office Buildings - 23.0%
Boston Properties, Inc.	88,200	5,096,196
CarrAmerica Realty Corp.	47,000	1,426,450
Equity Office Properties Trust	228,700	6,399,026
Glenborough Realty Trust, Inc.	33,800	650,988
Highwoods Properties, Inc. (SBI)	82,900	2,031,050
Kilroy Realty Corp.	19,200	750,336
Reckson Associates Realty Corp.	167,470	5,137,980
Shurgard Storage Centers, Inc. Class A	17,800	728,020
SL Green Realty Corp.	33,800	1,799,174
Trizec Properties, Inc.	233,700	4,138,827
TOTAL REITS - OFFICE BUILDINGS		28,158,047
REITs - Prisons - 0.9%
Correctional Properties Trust	43,500	1,130,565
REITs - Shopping Centers - 15.6%
Acadia Realty Trust (SBI)	23,700	380,622
Federal Realty Investment Trust (SBI)	28,560	1,347,461
Inland Real Estate Corp.	115,700	1,755,169
Kimco Realty Corp.	96,300	5,101,974
New Plan Excel Realty Trust	33,700	851,599
Pan Pacific Retail Properties, Inc.	34,990	2,025,571
Common Stocks - continued
	Shares	Value (Note 1)
REAL ESTATE - CONTINUED
REITs - Shopping Centers - continued
Vornado Realty Trust	96,350	$ 6,661,639
Weingarten Realty Investors (SBI)	25,000	893,750
TOTAL REITS - SHOPPING CENTERS		19,017,785
TOTAL REAL ESTATE		111,306,547
TOTAL COMMON STOCKS (Cost $102,940,862)		117,131,941
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 2.31% (b)	5,659,598	5,659,598
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	230,000	230,000
TOTAL MONEY MARKET FUNDS (Cost $5,889,598)		5,889,598
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $108,830,460)		123,021,539
NET OTHER ASSETS - (0.6)%		(736,919)
NET ASSETS - 100%		$ 122,284,620
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2005
Assets
Investment in securities, at value (including securities loaned of $207,400) (cost $108,830,460) - See accompanying schedule		$ 123,021,539
Receivable for fund shares sold		685,238
Dividends receivable		31,831
Interest receivable		11,562
Prepaid expenses		269
Other affiliated receivables		275
Other receivables		12,609
Total assets		123,763,323

Liabilities
Payable for investments purchased	$ 733,062
Payable for fund shares redeemed	326,195
Accrued management fee	58,855
Distribution fees payable	59,848
Other affiliated payables	40,401
Other payables and accrued expenses	30,342
Collateral on securities loaned, at value	230,000
Total liabilities		1,478,703

Net Assets		$ 122,284,620
Net Assets consist of:
Paid in capital		$ 105,630,875
Distributions in excess of net investment income		(103,414)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,566,080
Net unrealized appreciation (depreciation) on investments		14,191,079
Net Assets		$ 122,284,620

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2005
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($34,675,808 ÷ 2,376,606 shares)	$ 14.59

Maximum offering price per share (100/94.25 of $14.59)	$ 15.48
Class T: Net Asset Value and redemption price per share ($44,344,796 ÷ 3,039,718 shares)	$ 14.59

Maximum offering price per share (100/96.50 of $14.59)	$ 15.12
Class B: Net Asset Value and offering price per share ($18,935,265 ÷ 1,302,329 shares) A	$ 14.54

Class C: Net Asset Value and offering price per share ($21,099,297 ÷ 1,449,892 shares) A	$ 14.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,229,454 ÷ 220,367 shares)	$ 14.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended January 31, 2005
Investment Income
Dividends		$ 1,767,716
Interest		51,846
Security lending		804
Total income		1,820,366

Expenses
Management fee	$ 301,066
Transfer agent fees	196,487
Distribution fees	306,238
Accounting and security lending fees	21,662
Non-interested trustees' compensation	278
Custodian fees and expenses	5,309
Registration fees	47,770
Audit	31,935
Legal	107
Miscellaneous	1,292
Total expenses before reductions	912,144
Expense reductions	(18,018)	894,126
Net investment income (loss)		926,240
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	5,183,776
Foreign currency transactions	4,436
Total net realized gain (loss)		5,188,212
Change in net unrealized appreciation (depreciation) on investment securities		6,512,068
Net gain (loss)		11,700,280
Net increase (decrease) in net assets resulting from operations		$ 12,626,520

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2005	Year ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 926,240	$ 954,921
Net realized gain (loss)	5,188,212	1,530,823
Change in net unrealized appreciation (depreciation)	6,512,068	5,162,230
Net increase (decrease) in net assets resulting from operations	12,626,520	7,647,974
Distributions to shareholders from net investment income	(1,127,289)	(926,122)
Distributions to shareholders from net realized gain	(3,726,264)	(347,381)
Total distributions	(4,853,553)	(1,273,503)
Share transactions - net increase (decrease)	37,141,367	46,608,300
Total increase (decrease) in net assets	44,914,334	52,982,771

Net Assets
Beginning of period	77,370,286	24,387,515
End of period (including distributions in excess of net investment income of $103,414 and undistributed net investment income of $97,635, respectively)	$ 122,284,620	$ 77,370,286

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31,	Years ended July 31,
	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.22	$ 11.33	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.27	.21
Net realized and unrealized gain (loss)	1.93	2.03	1.28
Total from investment operations	2.09	2.30	1.49
Distributions from net investment income	(.19)	(.30)	(.16)
Distributions from net realized gain	(.53)	(.11)	-
Total distributions	(.72)	(.41)	(.16)
Net asset value, end of period	$ 14.59	$ 13.22	$ 11.33
Total Return B, C, D	15.70%	20.59%	15.13%
Ratios to Average Net Assets G
Expenses before expense reductions	1.36% A	1.54%	2.98% A
Expenses net of voluntary waivers, if any	1.36% A	1.54%	1.75% A
Expenses net of all reductions	1.32% A	1.52%	1.72% A
Net investment income (loss)	2.15% A	2.10%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,676	$ 22,273	$ 3,993
Portfolio turnover rate	97% A	52%	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 12, 2002 (commencement of operations) to July 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31,	Years ended July 31,
	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.21	$ 11.32	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.23	.18
Net realized and unrealized gain (loss)	1.94	2.02	1.29
Total from investment operations	2.07	2.25	1.47
Distributions from net investment income	(.16)	(.25)	(.15)
Distributions from net realized gain	(.53)	(.11)	-
Total distributions	(.69)	(.36)	(.15)
Net asset value, end of period	$ 14.59	$ 13.21	$ 11.32
Total Return B, C, D	15.56%	20.12%	14.91%
Ratios to Average Net Assets G
Expenses before expense reductions	1.70% A	1.86%	3.32% A
Expenses net of voluntary waivers, if any	1.70% A	1.85%	2.00% A
Expenses net of all reductions	1.67% A	1.83%	1.97% A
Net investment income (loss)	1.81% A	1.80%	2.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,345	$ 26,037	$ 9,049
Portfolio turnover rate	97% A	52%	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 12, 2002 (commencement of operations) to July 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31,	Years ended July 31,
	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.18	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.16	.14
Net realized and unrealized gain (loss)	1.91	2.04	1.28
Total from investment operations	2.01	2.20	1.42
Distributions from net investment income	(.12)	(.20)	(.13)
Distributions from net realized gain	(.53)	(.11)	-
Total distributions	(.65)	(.31)	(.13)
Net asset value, end of period	$ 14.54	$ 13.18	$ 11.29
Total Return B, C, D	15.18%	19.67%	14.38%
Ratios to Average Net Assets G
Expenses before expense reductions	2.20% A	2.33%	3.82% A
Expenses net of voluntary waivers, if any	2.20% A	2.33%	2.50% A
Expenses net of all reductions	2.16% A	2.31%	2.47% A
Net investment income (loss)	1.31% A	1.31%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,935	$ 12,910	$ 5,061
Portfolio turnover rate	97% A	52%	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 12, 2002 (commencement of operations) to July 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31,	Years ended July 31,
	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.18	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.17	.14
Net realized and unrealized gain (loss)	1.92	2.03	1.28
Total from investment operations	2.02	2.20	1.42
Distributions from net investment income	(.12)	(.20)	(.13)
Distributions from net realized gain	(.53)	(.11)	-
Total distributions	(.65)	(.31)	(.13)
Net asset value, end of period	$ 14.55	$ 13.18	$ 11.29
Total Return B, C, D	15.26%	19.67%	14.38%
Ratios to Average Net Assets G
Expenses before expense reductions	2.15% A	2.29%	3.76% A
Expenses net of voluntary waivers, if any	2.15% A	2.29%	2.50% A
Expenses net of all reductions	2.12% A	2.27%	2.47% A
Net investment income (loss)	1.36% A	1.35%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,099	$ 13,671	$ 5,059
Portfolio turnover rate	97% A	52%	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 12, 2002 (commencement of operations) to July 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31,	Years ended July 31,
	2005	2004	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.28	$ 11.35	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.19	.32	.23
Net realized and unrealized gain (loss)	1.93	2.04	1.28
Total from investment operations	2.12	2.36	1.51
Distributions from net investment income	(.22)	(.32)	(.16)
Distributions from net realized gain	(.53)	(.11)	-
Total distributions	(.75)	(.43)	(.16)
Net asset value, end of period	$ 14.65	$ 13.28	$ 11.35
Total Return B, C	15.90%	21.11%	15.33%
Ratios to Average Net Assets F
Expenses before expense reductions	.96% A	1.12%	2.68% A
Expenses net of voluntary waivers, if any	.96% A	1.12%	1.50% A
Expenses net of all reductions	.93% A	1.10%	1.47% A
Net investment income (loss)	2.55% A	2.53%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,229	$ 2,478	$ 1,225
Portfolio turnover rate	97% A	52%	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 12, 2002 (commencement of operations) to July 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005

1. Significant Accounting Policies.

Fidelity Advisor Real Estate Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 15,355,909
Unrealized depreciation	(1,364,848)
Net unrealized appreciation (depreciation)	$ 13,991,061
Cost for federal income tax purposes	$ 109,030,478

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $79,625,998 and $48,128,263, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 37,349	$ 1,651
Class T	.25%	.25%	91,380	3,166
Class B	.75%	.25%	83,313	64,247
Class C	.75%	.25%	94,196	45,427
			$ 306,238	$ 114,491

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 47,693
Class T	11,064
Class B*	18,533
Class C*	1,609
$ 78,899

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 48,736	.33*
Class T	76,049	.42*
Class B	34,393	.41*
Class C	34,596	.37*
Institutional Class	2,713	.18*
	$ 196,487

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $51,855 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,689 for the period.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $17,777 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $241.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 15% of the total outstanding shares of the fund.

Semiannual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2005	Year ended July 31, 2004
From net investment income
Class A	$ 385,778	$ 223,988
Class T	394,845	338,921
Class B	142,562	134,524
Class C	159,133	149,846
Institutional Class	44,971	78,843
Total	$ 1,127,289	$ 926,122
From net realized gain
Class A	$ 1,060,095	$ 60,915
Class T	1,278,789	134,733
Class B	601,060	65,143
Class C	680,324	72,033
Institutional Class	105,996	14,557
Total	$ 3,726,264	$ 347,381

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2005	Year ended July 31, 2004	Six months ended January 31, 2005	Year ended July 31, 2004
Class A
Shares sold	794,721	1,691,797	$ 11,663,082	$ 21,569,901
Reinvestment of distributions	92,834	21,187	1,394,129	260,814
Shares redeemed	(195,609)	(380,797)	(2,925,295)	(4,789,141)
Net increase (decrease)	691,946	1,332,187	$ 10,131,916	$ 17,041,574
Class T
Shares sold	1,271,553	1,742,381	$ 18,677,446	$ 21,601,367
Reinvestment of distributions	104,926	34,588	1,577,885	422,832
Shares redeemed	(307,129)	(606,188)	(4,500,763)	(7,552,018)
Net increase (decrease)	1,069,350	1,170,781	$ 15,754,568	$ 14,472,181
Class B
Shares sold	378,133	707,114	$ 5,569,116	$ 8,864,483
Reinvestment of distributions	43,859	14,020	656,279	172,618
Shares redeemed	(99,549)	(189,581)	(1,479,561)	(2,352,682)
Net increase (decrease)	322,443	531,553	$ 4,745,834	$ 6,684,419
Class C
Shares sold	522,564	935,005	$ 7,625,213	$ 11,727,832
Reinvestment of distributions	50,176	15,332	750,685	188,794
Shares redeemed	(159,836)	(361,431)	(2,369,204)	(4,519,507)
Net increase (decrease)	412,904	588,906	$ 6,006,694	$ 7,397,119
Institutional Class
Shares sold	34,071	476,197	$ 505,059	$ 6,021,426
Reinvestment of distributions	8,833	6,777	132,894	85,108
Shares redeemed	(9,130)	(404,277)	(135,598)	(5,093,527)
Net increase (decrease)	33,774	78,697	$ 502,355	$ 1,013,007

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series VII and Shareholders of Fidelity Advisor Real Estate Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Real Estate Fund (the Fund), a fund of Fidelity Advisor Series VII, including the portfolio of investments, as of January 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Real Estate Fund as of January 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 21, 2005

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

ARE-USAN-0305
1.789730.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity ® Advisor

Real Estate
Fund - Institutional Class

Semiannual Report

January 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period* August 1, 2004 to January 31, 2005
Class A
Actual	$ 1,000.00	$ 1,157.00	$ 7.39**
Hypothetical A	$ 1,000.00	$ 1,018.35	$ 6.92**
Class T
Actual	$ 1,000.00	$ 1,155.60	$ 9.24**
Hypothetical A	$ 1,000.00	$ 1,016.64	$ 8.64**
Class B
Actual	$ 1,000.00	$ 1,151.80	$ 11.93**
Hypothetical A	$ 1,000.00	$ 1,014.12	$ 11.17**
Class C
Actual	$ 1,000.00	$ 1,152.60	$ 11.67**
Hypothetical A	$ 1,000.00	$ 1,014.37	$ 10.92**
Institutional Class
Actual	$ 1,000.00	$ 1,159.00	$ 5.22**
Hypothetical A	$ 1,000.00	$ 1,020.37	$ 4.89**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.36%**
Class T	1.70%**
Class B	2.20%**
Class C	2.15%**
Institutional Class	.96%**

Semiannual Report

Shareholder Expense Example - continued

** If fees effective January 1, 2005 and changes to voluntary expense limitations effective February 1, 2005 had been in effect during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.25%
Actual		$ 6.80
HypotheticalA		$ 6.36
Class T	1.50%
Actual		$ 8.15
HypotheticalA		$ 7.63
Class B	2.00%
Actual		$ 10.85
HypotheticalA		$ 10.16
Class C	2.00%
Actual		$ 10.86
HypotheticalA		$ 10.16

A 5% return per year before expenses

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	6.7	5.2
Equity Residential (SBI)	5.8	3.0
Vornado Realty Trust	5.5	7.3
ProLogis	5.4	6.2
Equity Office Properties Trust	5.2	4.8
General Growth Properties, Inc.	4.9	4.0
Starwood Hotels & Resorts Worldwide, Inc. unit	4.6	7.3
Reckson Associates Realty Corp.	4.2	4.7
Kimco Realty Corp.	4.2	1.2
Boston Properties, Inc.	4.2	3.5
	50.7
Top Five REIT Sectors as of January 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Office Buildings	23.0	14.0
REITs - Industrial Buildings	16.8	24.4
REITs - Shopping Centers	15.6	14.8
REITs - Apartments	13.5	8.3
REITs - Malls	12.8	18.6
Asset Allocation (% of fund's net assets)
As of January 31, 2005*		As of July 31, 2004**
	Stocks 95.8%		Stocks 96.2%
	Short-Term Investments and Net Other Assets 4.2%		Short-Term Investments and Net Other Assets 3.8%
* Foreign investments	0.0%	** Foreign investments	1.6%

Semiannual Report

Investments January 31, 2005

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value (Note 1)
HOTELS, RESTAURANTS & LEISURE - 4.8%
Casinos & Gaming - 0.2%
Empire Resorts, Inc. (a)(d)	26,900	$ 278,953
Hotels, Resorts & Cruise Lines - 4.6%
Starwood Hotels & Resorts Worldwide, Inc. unit	95,810	5,546,441
TOTAL HOTELS, RESTAURANTS & LEISURE		5,825,394
REAL ESTATE - 91.0%
REITs - Apartments - 13.5%
American Campus Communities, Inc.	26,000	526,500
Apartment Investment & Management Co. Class A	29,500	1,059,050
AvalonBay Communities, Inc.	44,100	2,951,172
Equity Residential (SBI)	226,500	7,143,810
GMH Communities Trust	45,000	586,800
Post Properties, Inc.	11,000	348,480
United Dominion Realty Trust, Inc. (SBI)	178,000	3,955,160
TOTAL REITS - APARTMENTS		16,570,972
REITs - Health Care Facilities - 0.3%
Ventas, Inc.	16,140	413,184
REITs - Hotels - 5.2%
Eagle Hospitality Properties Trust, Inc.	30,700	300,553
Innkeepers USA Trust (SBI)	199,300	2,690,550
MeriStar Hospitality Corp. (a)	351,480	2,713,426
Sunstone Hotel Investors, Inc.	29,800	622,820
TOTAL REITS - HOTELS		6,327,349
REITs - Industrial Buildings - 16.8%
Catellus Development Corp.	79,205	2,124,278
CenterPoint Properties Trust (SBI)	40,700	1,727,715
Duke Realty Corp.	117,410	3,651,451
Extra Space Storage, Inc.	88,100	1,142,657
Liberty Property Trust (SBI)	23,200	905,960
Plum Creek Timber Co., Inc.	17,000	607,240
ProLogis	172,690	6,586,397
Public Storage, Inc.	71,300	3,743,963
TOTAL REITS - INDUSTRIAL BUILDINGS		20,489,661
Common Stocks - continued
	Shares	Value (Note 1)
REAL ESTATE - CONTINUED
REITs - Malls - 12.8%
CBL & Associates Properties, Inc.	20,630	$ 1,418,931
General Growth Properties, Inc.	188,499	5,988,613
Simon Property Group, Inc.	138,300	8,201,190
TOTAL REITS - MALLS		15,608,734
REITs - Management/Investment - 2.5%
Education Realty Trust, Inc.	11,700	196,443
Equity Lifestyle Properties, Inc.	48,300	1,655,724
Newcastle Investment Corp.	40,230	1,216,555
TOTAL REITS - MANAGEMENT/INVESTMENT		3,068,722
REITs - Mortgage - 0.4%
HomeBanc Mortgage Corp., Georgia	55,600	521,528
REITs - Office Buildings - 23.0%
Boston Properties, Inc.	88,200	5,096,196
CarrAmerica Realty Corp.	47,000	1,426,450
Equity Office Properties Trust	228,700	6,399,026
Glenborough Realty Trust, Inc.	33,800	650,988
Highwoods Properties, Inc. (SBI)	82,900	2,031,050
Kilroy Realty Corp.	19,200	750,336
Reckson Associates Realty Corp.	167,470	5,137,980
Shurgard Storage Centers, Inc. Class A	17,800	728,020
SL Green Realty Corp.	33,800	1,799,174
Trizec Properties, Inc.	233,700	4,138,827
TOTAL REITS - OFFICE BUILDINGS		28,158,047
REITs - Prisons - 0.9%
Correctional Properties Trust	43,500	1,130,565
REITs - Shopping Centers - 15.6%
Acadia Realty Trust (SBI)	23,700	380,622
Federal Realty Investment Trust (SBI)	28,560	1,347,461
Inland Real Estate Corp.	115,700	1,755,169
Kimco Realty Corp.	96,300	5,101,974
New Plan Excel Realty Trust	33,700	851,599
Pan Pacific Retail Properties, Inc.	34,990	2,025,571
Common Stocks - continued
	Shares	Value (Note 1)
REAL ESTATE - CONTINUED
REITs - Shopping Centers - continued
Vornado Realty Trust	96,350	$ 6,661,639
Weingarten Realty Investors (SBI)	25,000	893,750
TOTAL REITS - SHOPPING CENTERS		19,017,785
TOTAL REAL ESTATE		111,306,547
TOTAL COMMON STOCKS (Cost $102,940,862)		117,131,941
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 2.31% (b)	5,659,598	5,659,598
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	230,000	230,000
TOTAL MONEY MARKET FUNDS (Cost $5,889,598)		5,889,598
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $108,830,460)		123,021,539
NET OTHER ASSETS - (0.6)%		(736,919)
NET ASSETS - 100%		$ 122,284,620
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2005
Assets
Investment in securities, at value (including securities loaned of $207,400) (cost $108,830,460) - See accompanying schedule		$ 123,021,539
Receivable for fund shares sold		685,238
Dividends receivable		31,831
Interest receivable		11,562
Prepaid expenses		269
Other affiliated receivables		275
Other receivables		12,609
Total assets		123,763,323

Liabilities
Payable for investments purchased	$ 733,062
Payable for fund shares redeemed	326,195
Accrued management fee	58,855
Distribution fees payable	59,848
Other affiliated payables	40,401
Other payables and accrued expenses	30,342
Collateral on securities loaned, at value	230,000
Total liabilities		1,478,703

Net Assets		$ 122,284,620
Net Assets consist of:
Paid in capital		$ 105,630,875
Distributions in excess of net investment income		(103,414)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,566,080
Net unrealized appreciation (depreciation) on investments		14,191,079
Net Assets		$ 122,284,620

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2005
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($34,675,808 ÷ 2,376,606 shares)	$ 14.59

Maximum offering price per share (100/94.25 of $14.59)	$ 15.48
Class T: Net Asset Value and redemption price per share ($44,344,796 ÷ 3,039,718 shares)	$ 14.59

Maximum offering price per share (100/96.50 of $14.59)	$ 15.12
Class B: Net Asset Value and offering price per share ($18,935,265 ÷ 1,302,329 shares) A	$ 14.54

Class C: Net Asset Value and offering price per share ($21,099,297 ÷ 1,449,892 shares) A	$ 14.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,229,454 ÷ 220,367 shares)	$ 14.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended January 31, 2005
Investment Income
Dividends		$ 1,767,716
Interest		51,846
Security lending		804
Total income		1,820,366

Expenses
Management fee	$ 301,066
Transfer agent fees	196,487
Distribution fees	306,238
Accounting and security lending fees	21,662
Non-interested trustees' compensation	278
Custodian fees and expenses	5,309
Registration fees	47,770
Audit	31,935
Legal	107
Miscellaneous	1,292
Total expenses before reductions	912,144
Expense reductions	(18,018)	894,126
Net investment income (loss)		926,240
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	5,183,776
Foreign currency transactions	4,436
Total net realized gain (loss)		5,188,212
Change in net unrealized appreciation (depreciation) on investment securities		6,512,068
Net gain (loss)		11,700,280
Net increase (decrease) in net assets resulting from operations		$ 12,626,520

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2005	Year ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 926,240	$ 954,921
Net realized gain (loss)	5,188,212	1,530,823
Change in net unrealized appreciation (depreciation)	6,512,068	5,162,230
Net increase (decrease) in net assets resulting from operations	12,626,520	7,647,974
Distributions to shareholders from net investment income	(1,127,289)	(926,122)
Distributions to shareholders from net realized gain	(3,726,264)	(347,381)
Total distributions	(4,853,553)	(1,273,503)
Share transactions - net increase (decrease)	37,141,367	46,608,300
Total increase (decrease) in net assets	44,914,334	52,982,771

Net Assets
Beginning of period	77,370,286	24,387,515
End of period (including distributions in excess of net investment income of $103,414 and undistributed net investment income of $97,635, respectively)	$ 122,284,620	$ 77,370,286

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31,	Years ended July 31,
	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.22	$ 11.33	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.27	.21
Net realized and unrealized gain (loss)	1.93	2.03	1.28
Total from investment operations	2.09	2.30	1.49
Distributions from net investment income	(.19)	(.30)	(.16)
Distributions from net realized gain	(.53)	(.11)	-
Total distributions	(.72)	(.41)	(.16)
Net asset value, end of period	$ 14.59	$ 13.22	$ 11.33
Total Return B, C, D	15.70%	20.59%	15.13%
Ratios to Average Net Assets G
Expenses before expense reductions	1.36% A	1.54%	2.98% A
Expenses net of voluntary waivers, if any	1.36% A	1.54%	1.75% A
Expenses net of all reductions	1.32% A	1.52%	1.72% A
Net investment income (loss)	2.15% A	2.10%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,676	$ 22,273	$ 3,993
Portfolio turnover rate	97% A	52%	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 12, 2002 (commencement of operations) to July 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31,	Years ended July 31,
	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.21	$ 11.32	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.23	.18
Net realized and unrealized gain (loss)	1.94	2.02	1.29
Total from investment operations	2.07	2.25	1.47
Distributions from net investment income	(.16)	(.25)	(.15)
Distributions from net realized gain	(.53)	(.11)	-
Total distributions	(.69)	(.36)	(.15)
Net asset value, end of period	$ 14.59	$ 13.21	$ 11.32
Total Return B, C, D	15.56%	20.12%	14.91%
Ratios to Average Net Assets G
Expenses before expense reductions	1.70% A	1.86%	3.32% A
Expenses net of voluntary waivers, if any	1.70% A	1.85%	2.00% A
Expenses net of all reductions	1.67% A	1.83%	1.97% A
Net investment income (loss)	1.81% A	1.80%	2.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,345	$ 26,037	$ 9,049
Portfolio turnover rate	97% A	52%	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 12, 2002 (commencement of operations) to July 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31,	Years ended July 31,
	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.18	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.16	.14
Net realized and unrealized gain (loss)	1.91	2.04	1.28
Total from investment operations	2.01	2.20	1.42
Distributions from net investment income	(.12)	(.20)	(.13)
Distributions from net realized gain	(.53)	(.11)	-
Total distributions	(.65)	(.31)	(.13)
Net asset value, end of period	$ 14.54	$ 13.18	$ 11.29
Total Return B, C, D	15.18%	19.67%	14.38%
Ratios to Average Net Assets G
Expenses before expense reductions	2.20% A	2.33%	3.82% A
Expenses net of voluntary waivers, if any	2.20% A	2.33%	2.50% A
Expenses net of all reductions	2.16% A	2.31%	2.47% A
Net investment income (loss)	1.31% A	1.31%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,935	$ 12,910	$ 5,061
Portfolio turnover rate	97% A	52%	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 12, 2002 (commencement of operations) to July 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31,	Years ended July 31,
	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.18	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.17	.14
Net realized and unrealized gain (loss)	1.92	2.03	1.28
Total from investment operations	2.02	2.20	1.42
Distributions from net investment income	(.12)	(.20)	(.13)
Distributions from net realized gain	(.53)	(.11)	-
Total distributions	(.65)	(.31)	(.13)
Net asset value, end of period	$ 14.55	$ 13.18	$ 11.29
Total Return B, C, D	15.26%	19.67%	14.38%
Ratios to Average Net Assets G
Expenses before expense reductions	2.15% A	2.29%	3.76% A
Expenses net of voluntary waivers, if any	2.15% A	2.29%	2.50% A
Expenses net of all reductions	2.12% A	2.27%	2.47% A
Net investment income (loss)	1.36% A	1.35%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,099	$ 13,671	$ 5,059
Portfolio turnover rate	97% A	52%	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 12, 2002 (commencement of operations) to July 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31,	Years ended July 31,
	2005	2004	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.28	$ 11.35	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.19	.32	.23
Net realized and unrealized gain (loss)	1.93	2.04	1.28
Total from investment operations	2.12	2.36	1.51
Distributions from net investment income	(.22)	(.32)	(.16)
Distributions from net realized gain	(.53)	(.11)	-
Total distributions	(.75)	(.43)	(.16)
Net asset value, end of period	$ 14.65	$ 13.28	$ 11.35
Total Return B, C	15.90%	21.11%	15.33%
Ratios to Average Net Assets F
Expenses before expense reductions	.96% A	1.12%	2.68% A
Expenses net of voluntary waivers, if any	.96% A	1.12%	1.50% A
Expenses net of all reductions	.93% A	1.10%	1.47% A
Net investment income (loss)	2.55% A	2.53%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,229	$ 2,478	$ 1,225
Portfolio turnover rate	97% A	52%	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 12, 2002 (commencement of operations) to July 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005

1. Significant Accounting Policies.

Fidelity Advisor Real Estate Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 15,355,909
Unrealized depreciation	(1,364,848)
Net unrealized appreciation (depreciation)	$ 13,991,061
Cost for federal income tax purposes	$ 109,030,478

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $79,625,998 and $48,128,263, respectively.

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4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 37,349	$ 1,651
Class T	.25%	.25%	91,380	3,166
Class B	.75%	.25%	83,313	64,247
Class C	.75%	.25%	94,196	45,427
			$ 306,238	$ 114,491

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 47,693
Class T	11,064
Class B*	18,533
Class C*	1,609
$ 78,899

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 48,736	.33*
Class T	76,049	.42*
Class B	34,393	.41*
Class C	34,596	.37*
Institutional Class	2,713	.18*
	$ 196,487

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $51,855 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,689 for the period.

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5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $17,777 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $241.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 15% of the total outstanding shares of the fund.

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Notes to Financial Statements - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2005	Year ended July 31, 2004
From net investment income
Class A	$ 385,778	$ 223,988
Class T	394,845	338,921
Class B	142,562	134,524
Class C	159,133	149,846
Institutional Class	44,971	78,843
Total	$ 1,127,289	$ 926,122
From net realized gain
Class A	$ 1,060,095	$ 60,915
Class T	1,278,789	134,733
Class B	601,060	65,143
Class C	680,324	72,033
Institutional Class	105,996	14,557
Total	$ 3,726,264	$ 347,381

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10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2005	Year ended July 31, 2004	Six months ended January 31, 2005	Year ended July 31, 2004
Class A
Shares sold	794,721	1,691,797	$ 11,663,082	$ 21,569,901
Reinvestment of distributions	92,834	21,187	1,394,129	260,814
Shares redeemed	(195,609)	(380,797)	(2,925,295)	(4,789,141)
Net increase (decrease)	691,946	1,332,187	$ 10,131,916	$ 17,041,574
Class T
Shares sold	1,271,553	1,742,381	$ 18,677,446	$ 21,601,367
Reinvestment of distributions	104,926	34,588	1,577,885	422,832
Shares redeemed	(307,129)	(606,188)	(4,500,763)	(7,552,018)
Net increase (decrease)	1,069,350	1,170,781	$ 15,754,568	$ 14,472,181
Class B
Shares sold	378,133	707,114	$ 5,569,116	$ 8,864,483
Reinvestment of distributions	43,859	14,020	656,279	172,618
Shares redeemed	(99,549)	(189,581)	(1,479,561)	(2,352,682)
Net increase (decrease)	322,443	531,553	$ 4,745,834	$ 6,684,419
Class C
Shares sold	522,564	935,005	$ 7,625,213	$ 11,727,832
Reinvestment of distributions	50,176	15,332	750,685	188,794
Shares redeemed	(159,836)	(361,431)	(2,369,204)	(4,519,507)
Net increase (decrease)	412,904	588,906	$ 6,006,694	$ 7,397,119
Institutional Class
Shares sold	34,071	476,197	$ 505,059	$ 6,021,426
Reinvestment of distributions	8,833	6,777	132,894	85,108
Shares redeemed	(9,130)	(404,277)	(135,598)	(5,093,527)
Net increase (decrease)	33,774	78,697	$ 502,355	$ 1,013,007

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series VII and Shareholders of Fidelity Advisor Real Estate Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Real Estate Fund (the Fund), a fund of Fidelity Advisor Series VII, including the portfolio of investments, as of January 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Real Estate Fund as of January 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 21, 2005

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

AREI-USAN-0305
1.789731.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VII's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 23, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	March 23, 2005